UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Fl. Woodland Hills, CA		91367-4901
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 72.9%
Advertising Sales — 0.0%
Yext, Inc.†	975	$12,997
Aerospace/Defense — 1.2%
General Dynamics Corp.	2,061	408,284
Northrop Grumman Corp.	972	249,522
		657,806
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	600	20,856
Curtiss-Wright Corp.	500	45,890
Moog, Inc., Class A†	450	32,274
		99,020
Agricultural Chemicals — 0.5%
Monsanto Co.	2,096	248,083
Airlines — 0.7%
Alaska Air Group, Inc.	300	26,928
United Continental Holdings, Inc.†	4,621	347,730
		374,658
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,411	125,508
Applications Software — 3.4%
Microsoft Corp.	19,744	1,360,954
Progress Software Corp.	3,275	101,165
salesforce.com, Inc.†	4,445	384,937
		1,847,056
Athletic Footwear — 0.7%
NIKE, Inc., Class B	6,716	396,244
Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,300	50,554
Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	3,653	320,185
Tenneco, Inc.	1,225	70,842
		391,027
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,825	60,042
B2B/E-Commerce — 0.1%
ePlus, Inc.†	350	25,935
Banks-Commercial — 1.8%
1st Source Corp.	400	19,176
BancFirst Corp.	600	57,960
BancorpSouth, Inc.	1,625	49,562
Cadence BanCorp†	100	2,188
Capital Bank Financial Corp., Class A	1,275	48,577
Cathay General Bancorp, Class B	625	23,719
Central Pacific Financial Corp.	1,950	61,366
Central Valley Community Bancorp	150	3,324
Chemical Financial Corp.	250	12,103
Citizens & Northern Corp.	175	4,071
City Holding Co.	400	26,348
CVB Financial Corp.	2,625	58,879
East West Bancorp, Inc.	24	1,406
FCB Financial Holdings, Inc., Class A†	1,950	93,112
First Commonwealth Financial Corp.	2,650	33,602
First Community Bancshares, Inc.	175	4,786
First Financial Bancorp	400	11,080
First Hawaiian, Inc.	575	17,607
First Interstate BancSystem, Inc., Class A	400	14,880
Fulton Financial Corp.	675	12,825
Great Western Bancorp, Inc.	200	8,162
Guaranty Bancorp	275	7,480
Hope Bancorp, Inc.	1,294	24,133
IBERIABANK Corp.	346	28,199
Independent Bank Corp.	750	16,313
Independent Bank Corp.	75	4,999
Kearny Financial Corp.	2,025	30,071
MainSource Financial Group, Inc.	200	6,702
OFG Bancorp	1,375	13,750
PacWest Bancorp	425	19,847
Sierra Bancorp	175	4,296
Simmons First National Corp., Class A	250	13,225
Southside Bancshares, Inc.	135	4,727
Southwest Bancorp, Inc.	300	7,665
TCF Financial Corp.	1,625	25,902
Trustmark Corp.	550	17,688
UMB Financial Corp.	400	29,944
Union Bankshares Corp.	1,891	64,105
Webster Financial Corp.	375	19,583
West Bancorporation, Inc.	250	5,913
Westamerica Bancorporation	1,550	86,862
		996,137
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	975	47,609
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	150	4,967
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	11,478	514,788
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	925	32,976
Ply Gem Holdings, Inc.†	1,150	20,643
		53,619
Building & Construction-Misc. — 0.1%
MYR Group, Inc.†	925	28,694
Building Products-Cement — 0.7%
Continental Building Products, Inc.†	3,125	72,812
Vulcan Materials Co.	2,566	325,061
		397,873
Building-Heavy Construction — 0.0%
MasTec, Inc.†	400	18,060
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	350	7,017
Taylor Morrison Home Corp., Class A†	6,075	145,861
UCP, Inc., Class A†	275	3,011
		155,889
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	13,308	517,947
Capacitors — 0.0%
KEMET Corp.†	25	320
Casino Services — 0.0%
Scientific Games Corp., Class A†	450	11,745
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	2,889	175,131

1

Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	125	4,519
Olin Corp.	275	8,327
		12,846
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	2,200	34,584
Chemicals-Other — 0.0%
American Vanguard Corp.	550	9,488
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	825	60,390
OMNOVA Solutions, Inc.†	1,900	18,525
		78,915
Circuit Boards — 0.0%
TTM Technologies, Inc.†	125	2,170
Coal — 0.0%
SunCoke Energy, Inc.†	350	3,815
Warrior Met Coal, Inc.	325	5,567
Westmoreland Coal Co.†	800	3,896
		13,278
Coatings/Paint — 0.5%
Sherwin-Williams Co.	801	281,119
Commercial Services — 0.9%
Acacia Research Corp.†	4,550	18,655
CoStar Group, Inc.†	866	228,278
HMS Holdings Corp.†	1,650	30,525
Medifast, Inc.	100	4,147
ServiceMaster Global Holdings, Inc.†	4,729	185,329
		466,934
Commercial Services-Finance — 0.6%
Equifax, Inc.	1,564	214,925
Euronet Worldwide, Inc.†	200	17,474
EVERTEC, Inc.	250	4,325
MarketAxess Holdings, Inc.	350	70,385
Travelport Worldwide, Ltd.	1,825	25,112
		332,221
Computer Aided Design — 0.8%
Aspen Technology, Inc.†	2,225	122,954
Cadence Design Systems, Inc.†	8,615	288,516
		411,470
Computer Data Security — 0.0%
Qualys, Inc.†	325	13,260
Computer Services — 0.6%
Amdocs, Ltd.	2,618	168,756
Barracuda Networks, Inc.†	975	22,484
Convergys Corp.	1,250	29,725
Science Applications International Corp.	600	41,652
Unisys Corp.†	5,100	65,280
		327,897
Computer Software — 0.4%
Cloudera, Inc.†	1,325	21,226
SS&C Technologies Holdings, Inc.	3,809	146,304
Tintri, Inc.†	1,900	13,813
Workiva, Inc.†	800	15,240
		196,583
Computers — 2.0%
Apple, Inc.	7,497	1,079,718
Nutanix, Inc., Class A†	950	19,142
		1,098,860
Consulting Services — 0.9%
Franklin Covey Co.†	500	9,650
Gartner, Inc.†	1,445	178,472
Huron Consulting Group, Inc.†	2,225	96,120
Verisk Analytics, Inc.†	2,442	206,031
		490,273
Containers-Paper/Plastic — 0.6%
Graphic Packaging Holding Co.	4,970	68,487
Sealed Air Corp.	6,324	283,062
		351,549
Cosmetics & Toiletries — 0.7%
Estee Lauder Cos., Inc., Class A	3,720	357,046
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	1,542	83,715
Data Processing/Management — 0.2%
CSG Systems International, Inc.	750	30,435
Fair Isaac Corp.	575	80,161
		110,596
Diagnostic Equipment — 0.6%
Thermo Fisher Scientific, Inc.	1,755	306,195
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	150	10,860
Distribution/Wholesale — 0.2%
Essendant, Inc.	450	6,674
Fossil Group, Inc.†	3,500	36,225
ScanSource, Inc.†	100	4,030
Titan Machinery, Inc.†	2,225	40,005
		86,934
Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	3,931	221,433
Actuant Corp., Class A	1,575	38,745
Harsco Corp.†	450	7,245
Illinois Tool Works, Inc.	2,403	344,230
		611,653
Drug Delivery Systems — 0.4%
DexCom, Inc.†	2,414	176,584
Nektar Therapeutics†	1,750	34,213
Revance Therapeutics, Inc.†	1,125	29,700
		240,497
E-Commerce/Products — 1.9%
Amazon.com, Inc.†	1,092	1,057,056
E-Commerce/Services — 0.7%
Bankrate, Inc.†	1,450	18,632
Priceline Group, Inc.†	175	327,341
Stamps.com, Inc.†	75	11,616
		357,589

2

E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	650	4,128
Electric Products-Misc. — 0.6%
AMETEK, Inc.	5,420	328,289
Graham Corp.	275	5,407
		333,696
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,000	18,800
Electric-Generation — 0.0%
Atlantic Power Corp.†	9,525	22,860
Electric-Integrated — 0.3%
Avista Corp.	200	8,492
El Paso Electric Co.	775	40,068
NorthWestern Corp.	200	12,204
PNM Resources, Inc.	575	21,994
Portland General Electric Co.	1,350	61,681
		144,439
Electronic Components-Misc. — 0.9%
Bel Fuse, Inc., Class B	625	15,438
Benchmark Electronics, Inc.†	3,100	100,130
Flex, Ltd.†	16,507	269,229
Knowles Corp.†	2,800	47,376
Stoneridge, Inc.†	2,450	37,754
Vishay Intertechnology, Inc.	2,425	40,255
		510,182
Electronic Components-Semiconductors — 1.6%
Alpha & Omega Semiconductor, Ltd.†	1,700	28,339
Amkor Technology, Inc.†	3,475	33,951
Microchip Technology, Inc.	3,907	301,542
Silicon Laboratories, Inc.†	125	8,544
Synaptics, Inc.†	1,325	68,515
Texas Instruments, Inc.	4,332	333,261
Xperi Corp.	3,450	102,810
		876,962
Electronic Connectors — 0.7%
Amphenol Corp., Class A	5,048	372,643
Electronic Forms — 1.2%
Adobe Systems, Inc.†	4,525	640,016
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	925	93,425
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,050	15,844
Pattern Energy Group, Inc.	1,050	25,032
Renewable Energy Group, Inc.†	2,525	32,699
REX American Resources Corp.†	1,175	113,458
		187,033
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	1,625	106,242
VSE Corp.	675	30,362
		136,604
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,400	57,840
Enterprise Software/Service — 1.0%
Blackline, Inc.†	125	4,468
Manhattan Associates, Inc.†	325	15,619
Tyler Technologies, Inc.†	1,840	323,233
Ultimate Software Group, Inc.†	1,074	225,604
		568,924
Entertainment Software — 1.1%
Activision Blizzard, Inc.	8,273	476,277
Take-Two Interactive Software, Inc.†	1,750	128,415
		604,692
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	19,286
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	525	24,680
Regional Management Corp.†	125	2,954
Synchrony Financial	4,080	121,666
		149,300
Finance-Credit Card — 2.2%
MasterCard, Inc., Class A	4,370	530,736
Visa, Inc., Class A	7,046	660,774
		1,191,510
Finance-Investment Banker/Broker — 0.5%
Houlihan Lokey, Inc.	75	2,618
KCG Holdings, Inc., Class A†	925	18,444
Stifel Financial Corp.†	150	6,897
TD Ameritrade Holding Corp.	5,587	240,185
		268,144
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	3,274	215,822
WageWorks, Inc.†	775	52,080
		267,902
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,825	36,069
MGIC Investment Corp.†	1,675	18,760
NMI Holdings, Inc., Class A†	775	8,874
		63,703
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	4,658
Food-Catering — 0.4%
Aramark	4,756	194,901
Food-Confectionery — 0.4%
Hershey Co.	1,907	204,755
Food-Dairy Products — 0.1%
Dean Foods Co.	1,925	32,725
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	375	29,119
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	6,725	105,851
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	675	22,478
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	1,625	11,229
Wolverine World Wide, Inc.	1,500	42,015
		53,244

3

Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	2,500	49,400
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	200	11,970
Southwest Gas Holdings, Inc.	375	27,398
Spire, Inc.	450	31,387
		70,755
Home Furnishings — 0.1%
Select Comfort Corp.†	1,600	56,784
Hotels/Motels — 0.1%
La Quinta Holdings, Inc.†	2,150	31,756
Housewares — 0.1%
NACCO Industries, Inc., Class A	400	28,340
Human Resources — 0.2%
Barrett Business Services, Inc.	1,250	71,612
Cross Country Healthcare, Inc.†	4,000	51,640
TriNet Group, Inc.†	225	7,367
		130,619
Independent Power Producers — 0.1%
Dynegy, Inc.†	5,950	49,206
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,694	385,404
Instruments-Controls — 0.5%
Sensata Technologies Holding NV†	5,750	245,640
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	250	6,570
CNO Financial Group, Inc.	2,225	46,458
Primerica, Inc.	650	49,237
		102,265
Insurance-Multi-line — 0.0%
Kemper Corp.	525	20,265
Insurance-Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	125	2,169
First American Financial Corp.	400	17,876
Global Indemnity, Ltd.†	150	5,815
Navigators Group, Inc.	625	34,312
ProAssurance Corp.	475	28,880
Progressive Corp.	5,852	258,015
Stewart Information Services Corp.	100	4,538
Third Point Reinsurance, Ltd.†	800	11,120
Universal Insurance Holdings, Inc.	175	4,410
		367,135
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	175	8,724
Blue Capital Reinsurance Holdings, Ltd.	125	2,287
		11,011
Internet Application Software — 0.0%
Okta, Inc.†	700	15,960
Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	6,076	917,354
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	1,300	3,705
Yelp, Inc.†	1,175	35,274
		38,979
Internet Security — 0.1%
Proofpoint, Inc.†	175	15,195
VASCO Data Security International, Inc.†	675	9,686
Zix Corp.†	2,950	16,786
		41,667
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	225	6,356
Virtus Investment Partners, Inc.	125	13,869
		20,225
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	800	18,992
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	550	32,478
DXP Enterprises, Inc.†	975	33,637
Kadant, Inc.	525	39,480
		105,595
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	226	4,601
Medical Information Systems — 0.5%
athenahealth, Inc.†	1,989	279,554
Medical Instruments — 0.7%
Boston Scientific Corp.†	11,741	325,461
Halyard Health, Inc.†	1,150	45,172
		370,633
Medical Labs & Testing Services — 0.5%
Quintiles IMS Holdings, Inc.†	2,898	259,371
Medical Products — 0.6%
Cooper Cos., Inc.	597	142,934
Orthofix International NV†	1,300	60,424
Wright Medical Group NV†	4,325	118,894
		322,252
Medical-Biomedical/Gene — 2.6%
Achillion Pharmaceuticals, Inc.†	4,825	22,147
Alder Biopharmaceuticals, Inc.†	1,325	15,171
Arena Pharmaceuticals, Inc.†	1,805	30,450
Bellicum Pharmaceuticals, Inc.†	800	9,344
Biogen, Inc.†	1,218	330,516
Biohaven Pharmaceutical Holding Co., Ltd.†	1,075	26,875
Celgene Corp.†	3,223	418,571
CytomX Therapeutics, Inc.†	1,375	21,313
Edge Therapeutics, Inc.†	675	6,926
Karyopharm Therapeutics, Inc.†	125	1,131
Myriad Genetics, Inc.†	1,150	29,716
Paratek Pharmaceuticals, Inc.†	1,125	27,112
Prothena Corp. PLC†	575	31,119
Regeneron Pharmaceuticals, Inc.†	780	383,089
Sage Therapeutics, Inc.†	175	13,937

4

Selecta Biosciences, Inc.†	625	12,413
Seres Therapeutics, Inc.†	1,075	12,148
Ultragenyx Pharmaceutical, Inc.†	525	32,608
Versartis, Inc.†	1,525	26,611
		1,451,197
Medical-Drugs — 1.9%
ACADIA Pharmaceuticals, Inc.†	600	16,734
Aimmune Therapeutics, Inc.†	1,450	29,812
Allergan PLC	1,368	332,547
Amicus Therapeutics, Inc.†	3,800	38,266
Eli Lilly & Co.	5,152	424,010
Global Blood Therapeutics, Inc.†	1,000	27,350
MyoKardia, Inc.†	1,900	24,890
Pacira Pharmaceuticals, Inc.†	675	32,197
Prestige Brands Holdings, Inc.†	225	11,882
Reata Pharmaceuticals, Inc., Class A†	1,000	31,640
Synergy Pharmaceuticals, Inc.†	8,775	39,049
TG Therapeutics, Inc.†	2,075	20,854
		1,029,231
Medical-Generic Drugs — 0.0%
Avexis, Inc.†	300	24,648
Medical-HMO — 1.0%
Aetna, Inc.	1,930	293,032
Molina Healthcare, Inc.†	1,300	89,934
Tivity Health, Inc.†	3,225	128,516
WellCare Health Plans, Inc.†	200	35,912
		547,394
Medical-Hospitals — 0.7%
Envision Healthcare Corp.†	2,637	165,261
Universal Health Services, Inc., Class B	1,892	230,975
		396,236
Medical-Nursing Homes — 0.1%
Genesis Healthcare, Inc.†	4,725	8,222
Kindred Healthcare, Inc.	1,525	17,766
		25,988
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,750	30,625
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	2,425	78,061
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,275	64,030
Motion Pictures & Services — 0.0%
Eros International PLC†	1,800	20,610
Multimedia — 0.9%
Walt Disney Co.	4,726	502,137
Networking Products — 0.1%
Extreme Networks, Inc.†	3,550	32,731
Office Furnishings-Original — 0.0%
Interface, Inc.	486	9,550
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	9,450	110,092
Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	2,375	3,206
Rowan Cos. PLC, Class A†	2,300	23,552
		26,758
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	2,949	133,708
Antero Resources Corp.†	4,710	101,783
Bill Barrett Corp.†	7,900	24,253
Denbury Resources, Inc.†	9,875	15,109
EP Energy Corp., Class A†	6,031	22,073
Sanchez Energy Corp.†	2,425	17,411
Unit Corp.†	900	16,857
		331,194
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	96	2,386
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	100	4,108
Delek US Holdings, Inc.	2,581	68,242
		72,350
Oil-Field Services — 0.2%
Archrock, Inc.	2,425	27,645
MRC Global, Inc.†	3,300	54,516
SEACOR Holdings, Inc.†	225	7,717
		89,878
Paper & Related Products — 0.0%
Domtar Corp.	300	11,526
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	775	70,664
Pollution Control — 0.1%
CECO Environmental Corp.	3,250	29,835
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,225	26,852
Sanderson Farms, Inc.	150	17,348
		44,200
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	200	12,938
Generac Holdings, Inc.†	1,075	38,840
Powell Industries, Inc.	675	21,593
		73,371
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	550	2,288
Deluxe Corp.	775	53,645
Ennis, Inc.	2,225	42,498
		98,431
Protection/Safety — 0.0%
Landauer, Inc.	475	24,843
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,225	15,068
Racetracks — 0.1%
Penn National Gaming, Inc.†	3,075	65,805
Speedway Motorsports, Inc.	625	11,419
		77,224
Real Estate Investment Trusts — 2.5%
American Assets Trust, Inc.	700	27,573

5

American Tower Corp.	4,298	568,711
Ashford Hospitality Trust, Inc.	4,700	28,576
Capstead Mtg. Corp.	4,450	46,413
CBL & Associates Properties, Inc.	775	6,533
Colony Starwood Homes	648	22,233
CoreSite Realty Corp.	1,175	121,648
CubeSmart	500	12,020
CYS Investments, Inc.	10,975	92,300
DCT Industrial Trust, Inc.	600	32,064
DiamondRock Hospitality Co.	750	8,213
EastGroup Properties, Inc.	325	27,235
EPR Properties	25	1,797
Equity LifeStyle Properties, Inc.	200	17,268
First Industrial Realty Trust, Inc.	375	10,733
Franklin Street Properties Corp.	650	7,202
Gladstone Commercial Corp.	150	3,269
Government Properties Income Trust	700	12,817
Hersha Hospitality Trust	1,300	24,063
Highwoods Properties, Inc.	275	13,945
Hospitality Properties Trust	775	22,591
InfraREIT, Inc.	225	4,309
LTC Properties, Inc.	800	41,112
Mack-Cali Realty Corp.	675	18,319
Monogram Residential Trust, Inc.	675	6,554
National Retail Properties, Inc.	100	3,910
Pennsylvania Real Estate Investment Trust	400	4,528
Potlatch Corp.	1,050	47,985
PS Business Parks, Inc.	125	16,549
Ramco-Gershenson Properties Trust	1,375	17,737
RLJ Lodging Trust	3,600	71,532
Saul Centers, Inc.	375	21,742
Summit Hotel Properties, Inc.	250	4,663
Taubman Centers, Inc.	250	14,887
		1,381,031
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	1,648	59,987
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	225	9,310
Forestar Group, Inc.†	3,025	51,879
St. Joe Co.†	150	2,813
		64,002
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	2,227	205,396
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	375	14,588
Research & Development — 0.1%
INC Research Holdings, Inc., Class A†	475	27,788
Retail-Apparel/Shoe — 0.4%
Children’s Place, Inc.	1,150	117,415
L Brands, Inc.	2,060	111,013
		228,428
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	255	145,467
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	1,350	14,351
Retail-Building Products — 0.8%
Floor & Decor Holdings, Inc., Class A†	100	3,926
Lowe’s Cos., Inc.	5,659	438,742
		442,668
Retail-Discount — 0.6%
Big Lots, Inc.	1,000	48,300
Costco Wholesale Corp.	1,709	273,320
		321,620
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,112	114,492
Retail-Hair Salons — 0.1%
Regis Corp.†	2,700	27,729
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	7,250	37,628
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,346	33,987
Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,600	14,664
Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	3,325	25,603
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	125	7,211
Retail-Restaurants — 2.2%
Bloomin’ Brands, Inc.	3,825	81,205
DineEquity, Inc.	75	3,304
Dunkin’ Brands Group, Inc.	4,164	229,520
McDonald’s Corp.	2,779	425,631
Ruby Tuesday, Inc.†	2,075	4,171
Sonic Corp.	2,825	74,834
Starbucks Corp.	7,024	409,569
		1,228,234
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	3,450	29,084
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	375	13,538
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	225	4,039
Trinseo SA	1,175	80,722
		84,761
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	2,000	66,600
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	125	1,865
Beneficial Bancorp, Inc.	3,967	59,505
Capitol Federal Financial, Inc.	150	2,132
Charter Financial Corp.	400	7,200
First Defiance Financial Corp.	150	7,902
Flushing Financial Corp.	525	14,800
Investors Bancorp, Inc.	1,775	23,714
Meridian Bancorp, Inc.	3,625	61,262
Northfield Bancorp, Inc.	3,375	57,881
People’s United Financial, Inc.	1,198	21,157
		257,418

6

Schools — 0.0%
Strayer Education, Inc.	50	4,661
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,075	16,512
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	1,600	41,264
Semiconductor Equipment — 0.1%
Cohu, Inc.	2,325	36,595
Xcerra Corp.†	750	7,328
		43,923
Steel-Producers — 0.0%
AK Steel Holding Corp.†	1,800	11,826
Carpenter Technology Corp.	375	14,036
		25,862
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	900	22,518
Telecom Services — 0.1%
West Corp.	1,500	34,980
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	3,293	125,233
Telephone-Integrated — 0.1%
IDT Corp., Class B†	1,500	21,555
Windstream Holdings, Inc.	12,901	50,056
		71,611
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(12)	2	1,490
Sinclair Broadcast Group, Inc., Class A	2,075	68,267
		69,757
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	450	8,757
Therapeutics — 0.2%
Cara Therapeutics, Inc.†	1,275	19,622
Flexion Therapeutics, Inc.†	950	19,209
Mersana Therapeutics, Inc.†	1,050	14,668
Sarepta Therapeutics, Inc.†	1,000	33,710
Xencor, Inc.†	1,125	23,749
		110,958
Tobacco — 1.3%
Altria Group, Inc.	9,154	681,698
Universal Corp.	775	50,143
		731,841
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,725	38,588
Synchronoss Technologies, Inc.†	2,150	35,368
		73,956
Transport-Marine — 0.1%
Costamare, Inc.	3,300	24,123
International Seaways, Inc.†	550	11,919
		36,042
Transport-Rail — 0.9%
CSX Corp.	8,801	480,183
Transport-Services — 0.6%
FedEx Corp.	1,271	276,226
Matson, Inc.	1,275	38,301
		314,527
Transport-Truck — 0.1%
ArcBest Corp.	850	17,510
Schneider National, Inc., Class B	375	8,389
Swift Transportation Co.†	1,625	43,062
YRC Worldwide, Inc.†	950	10,564
		79,525
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,900	22,040
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	125	8,916
Water — 0.1%
American States Water Co.	1,250	59,262
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	2,125	53,762
Web Portals/ISP — 3.0%
Alphabet, Inc., Class C†	1,799	1,634,805
Wireless Equipment — 0.2%
InterDigital, Inc.	1,275	98,557
Total Common Stocks (cost $32,078,109)		39,984,865
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS
8.25% due 11/29/2018(3)	$270,000	286,445
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(2)	6,000	1
Total Preferred Securities/Capital Securities (cost $290,855)		286,446

7

ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.39% due 01/25/2037(4)	13,167	12,289
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,018
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.46% due 01/15/2029*(5)	250,915	253,025
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.59% due 07/18/2027*(5)	255,000	255,424
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.79% due 10/25/2034(2)	2,475	2,468
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.62% due 08/05/2027*(5)	265,000	265,698
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	20,000	20,830
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	95,086	99,308
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	102,386
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.20% due 02/25/2036(4)	34,640	32,206
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	7,436	7,464
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,667	2,662
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	15,000	15,039
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(6)	39,000	40,951
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	39,000	40,839
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,098
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.39% due 12/10/2049(6)	5,962	5,973
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(4)	21,938	20,192
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	2,649	2,652
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	35,423
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	45,135
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	45,267	46,735
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	108,731
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.33% due 12/10/2049(6)	13,267	13,291
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	10,082	8,976
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.01% due 06/15/2057(6)(7)	330,788	16,050
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(2)	14,448	14,455
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.22% due 05/25/2035(4)	34,683	34,319
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	15,615	15,617
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,204
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,000
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	46,000	48,061
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	42,394
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.32% due 03/25/2037(2)	63,097	35,526
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.30% due 03/25/2047(4)	6,966	6,492

8

GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.37% due 01/25/2036(4)	14,996	14,587
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	45,897
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.50% due 11/15/2019*	18,068	18,130
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.76% due 05/25/2035(4)	17,636	17,214
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	20,115	20,186
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	41,000	41,443
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	40,407
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	25,000	26,164
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	63,854
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.30% due 04/15/2041(6)	23,830	24,290
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.43% due 10/23/2025*(5)	250,000	250,049
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.16% due 07/25/2026*(5)	270,000	270,000
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.07% due 12/25/2034(4)	9,060	9,233
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	11,698	11,707
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.29% due 12/15/2047(6)(7)	98,260	5,190
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A4 3.54% due 01/15/2049(6)	39,000	40,270
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	7,455	7,477
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	10,993	9,253
MortgageIT Trust FRS Series 2005-4, Class A1 1.50% due 10/25/2035(4)	43,289	41,324
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)	92,111	95,762
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(4)	100,000	103,863
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(4)	100,000	104,450
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.09% due 06/25/2036(4)	35,334	29,226
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	8,173	8,179
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	98,638
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	102,010
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2
1.32% due 02/25/2037(2)	10,139	6,482
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(2)(8)	61,278	34,590
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,144	1,149
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	11,496	11,521
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.35% due 05/25/2037(2)	28,338	22,078
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.36% due 02/20/2047(4)	30,385	27,185
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 2.67% due 10/20/2027*(5)	270,000	270,111
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.47% due 11/25/2036(2)	50,000	39,835
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	92,332	93,044

9

Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(5)	265,000	265,910
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	31,530
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.05% due 11/25/2034(4)	1,210	1,215
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.08% due 10/25/2036(4)	12,446	11,891
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(4)	26,462	26,441
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(4)	19,165	19,348
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	37,115
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	38,405
Total Asset Backed Securities (cost $4,110,749)		4,170,584
U.S. CORPORATE BONDS & NOTES — 6.9%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	10,137
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	10,000	11,237
		21,374
Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,154
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	25,000	25,043
		30,197
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	30,798
Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	20,000	19,569
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	9,624
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,150
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	14,843
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	10,001
		59,187
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	10,263
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	10,000	12,643
General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	4,906
General Motors Co.
Senior Notes
6.75% due 04/01/2046	20,000	23,720
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	15,213
		66,745
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	25,000	25,323
Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	40,000	40,314
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	25,208
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,738
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	70,000	70,981
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	30,000	30,319
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	35,000	38,163
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	17,838
		232,561

10

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,994
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	5,000	4,995
		9,989
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	15,000	15,034
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	5,032
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	25,000	25,743
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	50,000	51,513
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	27,516
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	35,000	39,502
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	14,518
		178,858
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	5,000	4,867
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	5,000	5,056
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	5,000	5,300
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,125
		31,348
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,269
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	16,050
		21,319
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	5,000	5,113
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	25,000	25,008
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,350
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,687
		11,037
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,306
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	10,334
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,637
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	10,000	10,803
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	22,000	26,405
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	5,000	4,861
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	15,000	15,078
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	10,000	9,106
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,987
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,564
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,989

11

Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	8,000	8,060
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,100
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,005
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	19,030
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	11,146
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	15,693
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	43,996
		253,100
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,978
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	2,000	2,171
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	11,125
		24,274
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	5,000	5,025
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	10,150
Computers — 0.1%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	15,000	15,335
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,095
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	10,000	10,234
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	10,000	10,542
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	10,000	10,311
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	5,000	5,242
		65,759
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	15,000	15,581
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	10,000	10,284
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,450
		20,734
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	20,000	20,162
Diversified Banking Institutions — 1.6%
Bank of America Corp.
Senior Notes
1.95% due 05/12/2018	35,000	35,037
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	35,000	34,553
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	15,000	15,066
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	35,000	35,384
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	30,000	30,220
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	20,000	20,342
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	50,000	53,697
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	15,471
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	10,000	10,069
Citigroup, Inc. FRS Senior Notes 2.28% due 05/17/2024	15,000	14,985
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,588

12

Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	25,000	26,000
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	6,000	6,524
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	40,000	44,481
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,093
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,482
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,107
Goldman Sachs Group, Inc. FRS Senior Notes 3.69% due 06/05/2028	5,000	5,020
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	27,769
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	39,943
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,252
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	19,594
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	36,345
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	15,000	14,913
JPMorgan Chase & Co. FRS Senior Notes 2.38% due 10/24/2023	10,000	10,150
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	40,000	39,924
JPMorgan Chase & Co. FRS Senior Notes 3.22% due 03/01/2025	15,000	15,028
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,844
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	15,000	15,647
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,704
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	10,828
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	10,000	10,780
Morgan Stanley Senior Notes 1.88% due 01/05/2018	30,000	30,036
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,963
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	50,527
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	20,144
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,525
Morgan Stanley
Sub. Notes
3.95% due 04/23/2027	10,000	10,090
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,198
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,429
		886,752
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	5,000	5,007
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,277
		10,284
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	4,075
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	10,000	9,532
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,850
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,922
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,239

13

FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	15,000	15,048
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	15,000	15,778
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	10,000	10,106
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	5,000	5,058
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	5,000	4,985
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	26,480
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	9,961
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,968
Southern Co. Senior Notes 4.40% due 07/01/2046	5,000	5,091
		150,093
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	40,000	40,358
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	15,000	15,345
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,255
		62,958
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,942
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 6.63% due 07/26/2021	5,000	5,381
Navient Corp. Senior Notes 7.25% due 09/25/2023	20,000	21,550
		26,931
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	30,000	30,143
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,314
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	7,000	437
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	10,000	1
		10,753
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	15,000	15,129
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	10,000	10,195
Nasdaq, Inc.
Senior Notes
3.85% due 06/30/2026	5,000	5,073
		30,397
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	5,000	5,013
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	10,000	10,150
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,793
		24,956
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	15,041
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,300
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	5,000	4,851
		15,151
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	5,000	5,175

14

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,132
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,050
		10,182
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,590
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,450
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,277
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,250
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,237
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	10,923
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	5,000	5,627
		16,550
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	30,069
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 05/11/2020	20,000	20,101
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	5,253
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,926
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,170
		35,450
Medical-Drugs — 0.0%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	20,000	20,355
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,991
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,141
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	25,000	24,983
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	15,660
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,533
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,743
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,356
		104,407
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	5,063
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	10,323
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	15,000	15,825
		31,211
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,026
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	30,028
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	5,000	5,167
		45,221
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,525
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	5,000	4,988

15

21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	30,780
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	12,000	15,069
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	5,000	5,148
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,445
		60,430
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	15,300
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	15,000	14,652
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,582
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	15,000	18,526
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,259
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,683
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	15,000	16,706
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,775
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,906
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	5,000	5,051
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	10,000	10,507
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	9,768
Hess Corp. Senior Notes 5.80% due 04/01/2047	10,000	10,083
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	10,171
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,864
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	10,000	9,912
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,588
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	15,000	15,772
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	10,000	9,625
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	4,750
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	10,000	9,500
		195,680
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	22,000	21,521
Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,650
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	18,000	20,115
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	5,000	5,023
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	5,000	5,168
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	20,000	21,194
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	5,000	5,514
MPLX LP Senior Notes 4.13% due 03/01/2027	5,000	5,017
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,149
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	5,000	4,857
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	25,284

16

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	15,000	15,564
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,508
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	5,000	5,052
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,114
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	5,000	5,313
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,716
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	5,000	5,138
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	25,541
Williams Partners LP Senior Notes 4.00% due 11/15/2021	5,000	5,202
Williams Partners LP Senior Notes 4.30% due 03/04/2024	10,000	10,402
		209,521
Real Estate Investment Trusts — 0.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,627
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	10,034
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	10,000	10,086
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,935
		60,682
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	30,000	30,983
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	5,000	5,191
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,238
		10,429
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	13,000	11,779
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	25,000	24,030
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	15,000	14,458
		50,267
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	20,000	20,362
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,358
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	22,928
CVS Pass-Through Trust
Pass-Through Certs.
5.77% due 01/10/2033*	4,117	4,678
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,727	8,859
		66,185
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	15,000	15,069
Semiconductor Equipment — 0.0%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	5,000	5,307
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	15,000	15,216
		20,523
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	5,000	5,117
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,350
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,856

17

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,838
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	25,000	24,515
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	5,000	5,327
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	10,000	10,328
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	21,234
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	15,000	15,162
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	10,002
		113,729
Television — 0.0%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	10,000	10,225
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	15,000	15,234
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,857
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,354
		32,445
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	15,000	15,774
CSX Corp. Senior Notes 3.25% due 06/01/2027	25,000	25,159
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	9,841
		50,774
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	15,000	14,716
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	5,000	5,399
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	10,000	10,071
		30,186
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,025
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	16,000	17,479
		22,504
Total U.S. Corporate Bonds & Notes (cost $3,707,533)		3,804,445
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Aerospace/Defense — 0.0%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	15,000	15,675
Cable/Satellite TV — 0.1%
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	20,000	20,346
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	9,801
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,729
		14,530
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,368
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	65,000	70,668
		97,036
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,550
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,897
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	5,000	4,825
		9,722

18

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000		19,767
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	25,000		24,776
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	20,000		19,633
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	10,000		10,488
			74,664
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	50,000		50,209
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	35,000		35,743
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	10,000		10,135
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	10,000		10,173
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	10,000		10,394
			116,654
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	5,000		5,263
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	10,000		10,787
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000		9,919
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	15,000		17,483
Encana Corp. Senior Notes 3.90% due 11/15/2021	10,000		10,193
			37,595
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	5,000		4,956
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	10,000		10,139
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	20,000		19,916
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	5,000		4,763
Petrobras Global Finance BV Company Guar. Notes 6.13% due 01/17/2022	15,000		15,472
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	25,000		27,057
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	11,000		11,109
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	15,000		15,698
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	15,000		14,680
YPF Sociedad Anonima SA
Senior Notes
16.50% due 05/09/2022*	ARS	546,996	32,885
			156,675
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	5,000		4,996
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000		10,458
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000		16,800
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	5,000		5,287
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	5,000		5,281
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	15,000		15,196

19

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	12,460
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	5,000	5,091
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000	5,756
		10,847
Total Foreign Corporate Bonds & Notes (cost $648,774)		651,822
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	25,440
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	30,000	31,060
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,130
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000	29,812
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	15,000	5,963
State of California General Obligation Bonds 7.55% due 04/01/2039	65,000	99,237
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,639
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,681
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	30,000	30,490
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	5,000	5,174
Total Municipal Bonds & Notes (cost $242,359)		245,626
U.S. GOVERNMENT AGENCIES — 9.5%
Federal Home Loan Mtg. Corp. — 2.6%
2.50% due 01/01/2028	3,862	3,911
2.50% due 04/01/2028	11,463	11,604
2.81% due 02/01/2037 FRS	1,412	1,470
3.00% due 10/01/2042	9,510	9,564
3.00% due 11/01/2042	5,407	5,427
3.00% due 02/01/2043	16,404	16,469
3.00% due 08/01/2043	82,733	83,020
3.00% due July TBA	500,000	498,906
3.50% due 03/01/2042	3,347	3,454
3.50% due 09/01/2043	30,257	31,220
3.50% due July TBA	400,000	410,551
4.00% due 09/01/2040	6,574	6,942
4.00% due July TBA	200,000	210,139
4.50% due 01/01/2039	708	760
5.00% due 07/01/2021	13,371	13,712
5.50% due 07/01/2034	3,992	4,461
6.00% due 08/01/2036	2,084	2,342
6.50% due 05/01/2029	629	705
7.50% due 08/01/2023	46	46
7.50% due 04/01/2028	673	775
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust
Series 2013-K502, Class B VRS
2.50% due 03/25/2045 *(6)	20,000	19,975
Series 2014-K503, Class B
3.07% due 10/25/2047 *(6)	20,000	20,249
Series 2017-K726, Class B
3.97% due 07/25/2049 *(6)	15,000	15,026
Series 2017-K725, Class B
4.01% due 02/25/2024 *(6)	10,000	9,997
Series 2017-K064, Class B
4.12% due 03/25/2027 *(6)	10,000	10,066
Series 2012-K706, Class B
4.17% due 11/25/2044 *(6)	20,000	20,421
Series 2010-K8, Class B
5.44% due 09/25/2043 *(6)	25,000	26,948
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(6)(7)	124,965	6,182
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)	839	836
Series 1577, Class PK
6.50% due 09/15/2023(4)	1,501	1,614
Series 1226, Class Z
7.75% due 03/15/2022(4)	257	280
		1,447,072

20

Federal National Mtg. Assoc. — 5.4%
2.50% due 02/01/2043	77,940	75,525
2.64% due 03/01/2027	23,963	23,769
2.78% due 03/01/2027	21,000	20,981
2.97% due 06/01/2027	35,000	35,353
2.97% due 06/01/2030	40,000	39,547
3.00% due 01/01/2028	7,382	7,597
3.00% due July TBA	300,000	307,898
3.08% due 10/01/2040 FRS	2,215	2,341
3.13% due 02/01/2027	45,000	45,954
3.15% due 05/01/2037 FRS	2,099	2,199
3.50% due 08/01/2026	10,876	11,323
3.50% due 09/01/2026	10,389	10,828
3.50% due 10/01/2028	13,742	14,347
3.50% due July TBA	1,500,000	1,539,223
4.00% due 11/01/2025	2,048	2,157
4.00% due 09/01/2040	4,951	5,229
4.00% due 11/01/2040	1,603	1,693
4.00% due 12/01/2040	20,663	21,816
4.00% due 10/01/2041	6,302	6,649
4.00% due 11/01/2041	7,392	7,796
4.00% due 01/01/2042	8,042	8,486
4.00% due 12/01/2043	19,509	20,770
4.00% due July TBA	100,000	105,121
4.50% due 11/01/2022	5,444	5,617
4.50% due 01/01/2039	2,055	2,208
4.50% due 06/01/2039	22,047	23,825
4.50% due 09/01/2039	4,122	4,441
4.50% due 09/01/2040	8,013	8,668
4.50% due 05/01/2041	3,525	3,804
4.50% due July TBA	200,000	214,405
5.00% due 06/01/2019	218	224
5.00% due 05/01/2035	753	826
5.00% due July TBA	100,000	109,234
5.00% due 06/01/2040	31,954	34,918
5.00% due 07/01/2040	7,267	7,946
5.50% due 11/01/2020	2,408	2,491
5.50% due 04/01/2021	34,580	36,161
5.50% due 12/01/2029	1,218	1,348
5.50% due 06/01/2035	81,173	91,101
5.50% due 08/01/2037	11,972	13,373
5.50% due 06/01/2038	5,955	6,643
6.00% due 12/01/2033	5,593	6,393
6.00% due 05/01/2034	420	479
6.00% due 06/01/2040	156	176
6.50% due 10/01/2037	197	219
7.00% due 06/01/2037	5,551	6,275
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.57% due 05/25/2029(4)	20,143	22,107
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(4)	7,875	7,814
Series 2017-C01, Class 1M2
4.77% due 07/25/2029 FRS(4)	10,000	10,561
		2,937,859
Government National Mtg. Assoc. — 1.5%
3.00% due July TBA	400,000	403,885
3.50% due July TBA	100,000	103,578
4.00% due 09/15/2041	191,312	201,422
4.50% due 06/15/2041	71,728	77,702
6.00% due 11/15/2031	18,071	20,372
7.00% due 05/15/2033	6,507	7,653
9.00% due 11/15/2021	79	86
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	136	156
Series 2005-74, Class HC
7.50% due 09/16/2035(4)	1,895	2,230
		817,084
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	6,031
Total U.S. Government Agencies (cost $5,208,242)		5,208,046
U.S. GOVERNMENT TREASURIES — 5.5%
United States Treasury Bonds — 0.7%
2.88% due 08/15/2045(9)(10)	196,000	197,095
3.00% due 05/15/2045	16,000	16,487
3.00% due 11/15/2045	46,000	47,378
3.00% due 02/15/2047	83,000	85,619
5.00% due 05/15/2037	38,000	52,139
		398,718
United States Treasury Notes — 4.8%
0.13% due 07/15/2024 TIPS(11)	365,547	359,065
0.25% due 01/15/2025 TIPS(11)	346,846	340,686
1.13% due 02/28/2019	362,000	360,628
1.13% due 09/30/2021	147,000	142,992
1.25% due 10/31/2021	211,000	206,104
1.50% due 08/15/2026	312,000	291,879
1.88% due 02/28/2022	342,000	342,414
1.88% due 03/31/2022	423,000	423,248
2.25% due 02/15/2027	175,000	174,187
		2,641,203
Total U.S. Government Treasuries (cost $3,057,041)		3,039,921

21

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Federative Republic of Brazil Notes 10.00% due 01/01/2023	BRL	62,000	18,511
Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	340,000	12,199
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019	5,000		2,537
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	512,800	27,229
United Mexican States Senior Notes 5.75% due 10/12/2049	22,000		22,825
Total Foreign Government Obligations (cost $82,589)			83,301
OPTIONS - PURCHASED†(2)(13) — 0.0%
Put Options — Purchased	CNH	93,000	168
Put Options — Purchased	TRY	6,000	2,200
Put Options — Purchased	ZAR	23,000	6
Total Options Purchased (cost $2,457)			2,374
Total Long-Term Investment Securities (cost $49,428,708)			57,477,430

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Foreign Government Obligations — 0.5%
Government of Japan Bills (0.20)% due 07/10/2017	JPY	15,550,000	138,255
Republic of Argentina Bills 2.56% due 07/14/2017	10,122		10,116
Republic of Argentina Bills 2.80% due 11/24/2017	3,497		3,457
Republic of Argentina Bills 2.81% due 11/10/2017	3,466		3,431
Republic of Argentina Bills 2.85% due 01/26/2018	8,075		7,938
Republic of Argentina Bills 3.08% due 06/15/2018	38,147		37,035
Republic of Argentina Bills 3.13% due 05/24/2018	11,516		11,188
Republic of Argentina Bills 3.17% due 12/15/2017	21,368		21,086
Republic of Argentina Bills 3.30% due 04/27/2018	21,521		20,968
			253,474
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co 0.09% due 07/03/17	632,000		632,000
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.65% due 07/03/2017	300,000		299,989
Total Short-Term Investment Securities (cost $1,188,570)			1,185,463
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(15)	115,000		115,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	95,000		95,000
BNP Paribas SA Joint Repurchase Agreement(15)	175,000		175,000
Deutsche Bank AG Joint Repurchase Agreement(15)	35,000		35,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	145,000		145,000
Total Repurchase Agreements (cost $565,000)			565,000
TOTAL INVESTMENTS (cost $51,182,278)(16)	107.9%		59,227,893
Liabilities in excess of other assets	(7.9)		(4,342,040)
NET ASSETS	100.0%		$54,885,853

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $3,475,489 representing 6.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $159,738 representing 0.3% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2017.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Principal amount of security is adjusted for inflation.

22

(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Multi-Managed Growth Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,490	$744.95	0.00%

(13)	Purchased Options:

Put Options - Purchased
	Expiration	Strike	Number of	Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Contracts	Paid	June 30, 2017	(Depreciation)
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	April 2018	$3.71	3,000	$757	$1,422	$665
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	May 2018	3.54	3,000	720	778	58
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	July 2017	6.79	93,000	549	168	(381)
Put option to sell South African Rand in exchange for U.S. Dollars with Goldman Sachs International	July 2017	12.79	23,000	431	6	(425)
				$2,457	$2,374	$(83)

(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso
BRL — Brazilian Real
CLO — Collateralized Loan Obligation
CNH — Yuan Renminbi Offshore
DAC — Designated Activity Company
JPY — Japanese Yen
MXN — Mexican Peso
REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities
TRY — Turkish Lira
UYU — Uruguayan Peso
ZAR — South African Rand
FRS — Floating Rate Security
VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
1	Short	Long Gilt Future	September 2017	$166,460	$163,549	$2,911
4	Long	Russell 2000 Mini Index	September 2017	283,575	282,860	(715)
13	Short	U.S. Treasury 10 Year Notes	September 2017	1,634,859	1,631,906	2,953
1	Short	U.S. Treasury 2 Year Notes	September 2017	216,468	216,109	359
9	Long	U.S. Treasury 5 Year Notes	September 2017	1,062,836	1,060,523	(2,313)
2	Long	U.S. Treasury Long Bonds	September 2017	304,562	307,375	2,813
2	Short	U.S. Treasury 10 Year Ultra Bonds	September 2017	269,672	269,625	47
1	Long	U.S. Treasury Ultra Bonds	September 2017	163,211	165,875	2,664
						$8,719

23

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	15,550,000	USD	141,475	07/10/2017	$3,192	$—

Bank of America, N.A.	ARS	220,000	USD	13,010	09/20/2017	295	—

BNP Paribas SA	RON	40,000	USD	10,198	08/28/2017	162	—

Citibank N.A.	USD	25,980	RON	110,000	08/28/2017	1,619	—
	USD	2,102	EGP	39,000	03/06/2018	—	(81)
	USD	5,349	EGP	105,000	03/29/2018	53	—
						1,672	(81)
Goldman Sachs International	BRL	63,000	USD	19,034	09/05/2017	261	—
	EGP	71,000	USD	3,654	03/06/2018	—	(26)
	EGP	105,000	USD	5,374	03/29/2018	—	(29)
	USD	1,687	EGP	32,000	03/06/2018	—	(28)
						261	(83)

JPMorgan Chase Bank	RON	70,000	USD	17,866	08/28/2017	303	—

Royal Bank of Canada	MXN	487,000	USD	26,686	09/20/2017	174	—

Net Unrealized Appreciation (Depreciation)						$6,059	$(164)

ARS — Argentine Peso
BRL — Brazilian Real
EGP — Egyptian Pound
JPY — Japanese Yen
MXN — Mexican Peso
RON — Romanian Leu
USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.63%	—	$1,809
USD	110	06/07/2027	3 Months LIBOR	2.12	—	1,409
USD	94	06/07/2027	3 Months LIBOR	2.12	—	1,264
USD	105	06/07/2027	3 Months LIBOR	2.12	—	1,374
USD	100	06/07/2027	3 Months LIBOR	2.12	—	1,304
						$7,160

Over the Counter Cross-Currency Interest Rate Swap Contracts
		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of currency Received (000’s)		Notional Amount of currency Delivered(000’s)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/22/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CHN	125	$18	$(430)

CNH — Yuan Renminbi Offshore
LIBOR — London Interbank Offered rate
OIS — Overnight Index Swap
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$68,267	$—	$1,490	$69,757
Other Industries	39,915,108	—	—	39,915,108
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	286,445	—	286,445
Asset Backed Securities:
Diversified Financial Services	—	4,071,946	98,638	4,170,584
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,751	2	10,753
Other Industries	—	3,793,692	—	3,793,692
Foreign Corporate Bonds & Notes	—	651,822	—	651,822
Municipal Bond & Notes	—	245,626	—	245,626
U.S. Government Agencies	—	5,208,046	—	5,208,046
U.S. Government Treasuries	—	3,039,921	—	3,039,921
Foreign Government Obligations	—	83,301	—	83,301
Options - Purchased	—	2,374	—	2,374
Short-Term Investment Securities	—	1,185,463	—	1,185,463
Repurchase Agreements	—	565,000	—	565,000
Total Investments at Value	$39,983,375	$19,144,387	$100,131	$59,227,893

Other Financial Instruments:†
Futures Contracts	$11,747	$—	$—	$11,747
Forward Foreign Currency Contracts	—	6,059	—	6,059
Centrally Cleared Interest Rate Swap Contracts	—	7,160	—	7,160
Total Other Financial Instruments	$11,747	$13,219	$—	$24,966

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,028	$—	$—	$3,028
Forward Foreign Currency Contracts	—	164	—	164
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	430	—	430
Total Other Financial Instruments	$3,028	$594	$—	$3,622

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 57.6%
Advertising Sales — 0.0%
Yext, Inc.†	1,450	$19,329
Aerospace/Defense — 0.9%
General Dynamics Corp.	2,541	503,372
Northrop Grumman Corp.	1,194	306,512
		809,884
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	900	31,284
Curtiss-Wright Corp.	750	68,835
Moog, Inc., Class A†	675	48,411
		148,530
Agricultural Chemicals — 0.3%
Monsanto Co.	2,560	303,002
Airlines — 0.5%
Alaska Air Group, Inc.	450	40,392
United Continental Holdings, Inc.†	5,645	424,786
		465,178
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,738	154,595
Applications Software — 2.6%
Microsoft Corp.	24,313	1,675,895
Progress Software Corp.	4,825	149,044
salesforce.com, Inc.†	5,474	474,049
		2,298,988
Athletic Footwear — 0.5%
NIKE, Inc., Class B	8,270	487,930
Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,400	74,732
Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	4,222	370,058
Tenneco, Inc.	1,825	105,540
		475,598
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,750	90,475
B2B/E-Commerce — 0.0%
ePlus, Inc.†	500	37,050
Banks-Commercial — 1.6%
1st Source Corp.	585	28,045
BancFirst Corp.	900	86,940
BancorpSouth, Inc.	2,400	73,200
Cadence BanCorp†	150	3,282
Capital Bank Financial Corp., Class A	1,875	71,437
Cathay General Bancorp, Class B	925	35,104
Central Pacific Financial Corp.	2,950	92,836
Central Valley Community Bancorp	225	4,986
Chemical Financial Corp.	375	18,154
Citizens & Northern Corp.	250	5,815
City Holding Co.	600	39,522
CVB Financial Corp.	3,850	86,355
East West Bancorp, Inc.	43	2,519
FCB Financial Holdings, Inc., Class A†	2,875	137,281
First Commonwealth Financial Corp.	3,900	49,452
First Community Bancshares, Inc.	250	6,838
First Financial Bancorp	600	16,620
First Hawaiian, Inc.	850	26,027
First Interstate BancSystem, Inc., Class A	600	22,320
Fulton Financial Corp.	1,000	19,000
Great Western Bancorp, Inc.	300	12,243
Guaranty Bancorp	400	10,880
Hope Bancorp, Inc.	1,908	35,584
IBERIABANK Corp.	534	43,521
Independent Bank Corp.	1,125	24,469
Independent Bank Corp.	125	8,331
Kearny Financial Corp.	2,975	44,179
MainSource Financial Group, Inc.	275	9,215
OFG Bancorp	2,075	20,750
PacWest Bancorp	650	30,355
Sierra Bancorp	275	6,751
Simmons First National Corp., Class A	375	19,838
Southside Bancshares, Inc.	177	6,196
Southwest Bancorp, Inc.	450	11,498
TCF Financial Corp.	2,400	38,256
Trustmark Corp.	825	26,532
UMB Financial Corp.	575	43,044
Union Bankshares Corp.	2,784	94,378
Webster Financial Corp.	525	27,415
West Bancorporation, Inc.	375	8,869
Westamerica Bancorporation	2,300	128,892
		1,476,929
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,425	69,583
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	230	7,615
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	13,902	623,505
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,375	49,019
Ply Gem Holdings, Inc.†	1,725	30,964
		79,983
Building & Construction-Misc. — 0.0%
MYR Group, Inc.†	1,350	41,877
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	4,625	107,762
Vulcan Materials Co.	3,163	400,689
		508,451
Building-Heavy Construction — 0.0%
MasTec, Inc.†	600	27,090
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	525	10,526
Taylor Morrison Home Corp., Class A†	8,975	215,490
UCP, Inc., Class A†	425	4,654
		230,670
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	16,484	641,557
Capacitors — 0.0%
KEMET Corp.†	47	602
Casino Services — 0.0%
Scientific Games Corp., Class A†	675	17,618
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,557	215,625

1

Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	175	6,326
Olin Corp.	400	12,112
		18,438
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,250	51,090
Chemicals-Other — 0.0%
American Vanguard Corp.	800	13,800
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,200	87,840
OMNOVA Solutions, Inc.†	2,800	27,300
		115,140
Circuit Boards — 0.0%
TTM Technologies, Inc.†	200	3,472
Coal — 0.0%
SunCoke Energy, Inc.†	500	5,450
Warrior Met Coal, Inc.	475	8,137
Westmoreland Coal Co.†	1,175	5,722
		19,309
Coatings/Paint — 0.4%
Sherwin-Williams Co.	987	346,398
Commercial Services — 0.7%
Acacia Research Corp.†	6,725	27,572
CoStar Group, Inc.†	1,138	299,977
HMS Holdings Corp.†	2,425	44,862
Medifast, Inc.	150	6,221
ServiceMaster Global Holdings, Inc.†	5,824	228,243
		606,875
Commercial Services-Finance — 0.5%
Equifax, Inc.	1,925	264,533
Euronet Worldwide, Inc.†	275	24,027
EVERTEC, Inc.	375	6,488
MarketAxess Holdings, Inc.	500	100,550
Travelport Worldwide, Ltd.	2,700	37,152
		432,750
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	3,275	180,976
Cadence Design Systems, Inc.†	9,757	326,762
		507,738
Computer Data Security — 0.0%
Qualys, Inc.†	475	19,380
Computer Services — 0.5%
Amdocs, Ltd.	3,224	207,819
Barracuda Networks, Inc.†	1,450	33,437
Convergys Corp.	1,850	43,993
Science Applications International Corp.	900	62,478
Unisys Corp.†	7,525	96,320
		444,047
Computer Software — 0.3%
Cloudera, Inc.†	1,975	31,640
SS&C Technologies Holdings, Inc.	4,691	180,181
Tintri, Inc.†	2,800	20,356
Workiva, Inc.†	1,175	22,384
		254,561
Computers — 1.5%
Apple, Inc.	9,232	1,329,593
Nutanix, Inc., Class A†	1,400	28,210
		1,357,803
Consulting Services — 0.7%
Franklin Covey Co.†	823	15,884
Gartner, Inc.†	1,763	217,748
Huron Consulting Group, Inc.†	3,300	142,560
Verisk Analytics, Inc.†	2,958	249,566
		625,758
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	7,325	100,938
Sealed Air Corp.	8,021	359,020
		459,958
Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	4,581	439,684
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,900	103,151
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,125	45,653
Fair Isaac Corp.	850	118,498
		164,151
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	2,164	377,553
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	200	14,480
Distribution/Wholesale — 0.1%
Essendant, Inc.	650	9,640
Fossil Group, Inc.†	5,175	53,561
ScanSource, Inc.†	150	6,045
Titan Machinery, Inc.†	3,375	60,682
		129,928
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	4,786	269,595
Actuant Corp., Class A	2,325	57,195
Harsco Corp.†	675	10,868
Illinois Tool Works, Inc.	3,041	435,623
		773,281
Drug Delivery Systems — 0.4%
DexCom, Inc.†	3,167	231,666
Nektar Therapeutics†	2,575	50,341
Revance Therapeutics, Inc.†	1,650	43,560
		325,567
E-Commerce/Products — 1.5%
Amazon.com, Inc.†	1,353	1,309,704
E-Commerce/Services — 0.5%
Bankrate, Inc.†	2,125	27,306
Priceline Group, Inc.†	224	418,996
Stamps.com, Inc.†	100	15,488
		461,790

2

E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	975	6,191
Electric Products-Misc. — 0.5%
AMETEK, Inc.	6,559	397,279
Graham Corp.	400	7,864
		405,143
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,550	29,140
Electric-Generation — 0.0%
Atlantic Power Corp.†	14,075	33,780
Electric-Integrated — 0.2%
Avista Corp.	275	11,677
El Paso Electric Co.	1,125	58,162
NorthWestern Corp.	300	18,306
PNM Resources, Inc.	825	31,556
Portland General Electric Co.	1,975	90,238
		209,939
Electronic Components-Misc. — 0.8%
Bel Fuse, Inc., Class B	950	23,465
Benchmark Electronics, Inc.†	4,550	146,965
Flex, Ltd.†	20,327	331,534
Knowles Corp.†	4,125	69,795
Stoneridge, Inc.†	3,625	55,861
Vishay Intertechnology, Inc.	3,600	59,760
		687,380
Electronic Components-Semiconductors — 1.3%
Alpha & Omega Semiconductor, Ltd.†	2,500	41,675
Amkor Technology, Inc.†	5,125	50,071
Microchip Technology, Inc.	4,811	371,313
Silicon Laboratories, Inc.†	200	13,670
Synaptics, Inc.†	1,925	99,542
Texas Instruments, Inc.	5,335	410,422
Xperi Corp.	5,075	151,235
		1,137,928
Electronic Connectors — 0.5%
Amphenol Corp., Class A	6,218	459,013
Electronic Forms — 0.9%
Adobe Systems, Inc.†	5,572	788,104
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,350	136,350
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,525	23,012
Pattern Energy Group, Inc.	1,550	36,952
Renewable Energy Group, Inc.†	3,750	48,563
REX American Resources Corp.†	1,750	168,980
		277,507
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	2,400	156,912
VSE Corp.	1,000	44,980
		201,892
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,525	84,953
Enterprise Software/Service — 0.8%
Blackline, Inc.†	175	6,255
Manhattan Associates, Inc.†	475	22,828
Tyler Technologies, Inc.†	2,394	420,554
Ultimate Software Group, Inc.†	1,321	277,489
		727,126
Entertainment Software — 0.9%
Activision Blizzard, Inc.	10,187	586,466
Take-Two Interactive Software, Inc.†	2,575	188,953
		775,419
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	25,714
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	775	36,433
Regional Management Corp.†	200	4,726
Synchrony Financial	4,678	139,498
		180,657
Finance-Credit Card — 1.6%
MasterCard, Inc., Class A	5,441	660,809
Visa, Inc., Class A	8,675	813,542
		1,474,351
Finance-Investment Banker/Broker — 0.4%
Houlihan Lokey, Inc.	125	4,363
KCG Holdings, Inc., Class A†	1,375	27,417
Stifel Financial Corp.†	200	9,196
TD Ameritrade Holding Corp.	6,803	292,461
		333,437
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	4,031	265,724
WageWorks, Inc.†	1,150	77,280
		343,004
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	5,650	53,279
MGIC Investment Corp.†	2,450	27,440
NMI Holdings, Inc., Class A†	1,150	13,168
		93,887
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	225	6,986
Food-Catering — 0.3%
Aramark	6,174	253,011
Food-Confectionery — 0.3%
Hershey Co.	2,347	251,997
Food-Dairy Products — 0.1%
Dean Foods Co.	2,850	48,450
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	550	42,708
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	9,925	156,219
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	1,000	33,300
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,375	16,411
Wolverine World Wide, Inc.	2,200	61,622
		78,033

3

Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	3,750	74,100
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	275	16,459
Southwest Gas Holdings, Inc.	575	42,010
Spire, Inc.	650	45,337
		103,806
Home Furnishings — 0.1%
Select Comfort Corp.†	2,350	83,402
Hotels/Motels — 0.1%
La Quinta Holdings, Inc.†	3,175	46,895
Housewares — 0.1%
NACCO Industries, Inc., Class A	600	42,510
Human Resources — 0.2%
Barrett Business Services, Inc.	1,900	108,851
Cross Country Healthcare, Inc.†	5,900	76,169
TriNet Group, Inc.†	325	10,640
		195,660
Independent Power Producers — 0.1%
Dynegy, Inc.†	8,775	72,569
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,445	492,842
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	7,370	314,846
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	375	9,855
CNO Financial Group, Inc.	3,300	68,904
Primerica, Inc.	950	71,962
		150,721
Insurance-Multi-line — 0.0%
Kemper Corp.	775	29,915
Insurance-Property/Casualty — 0.5%
Ambac Financial Group, Inc.†	175	3,036
First American Financial Corp.	600	26,814
Global Indemnity, Ltd.†	225	8,723
Navigators Group, Inc.	925	50,783
ProAssurance Corp.	700	42,560
Progressive Corp.	7,206	317,713
Stewart Information Services Corp.	150	6,807
Third Point Reinsurance, Ltd.†	1,200	16,680
Universal Insurance Holdings, Inc.	275	6,930
		480,046
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	275	13,709
Blue Capital Reinsurance Holdings, Ltd.	175	3,202
		16,911
Internet Application Software — 0.0%
Okta, Inc.†	1,050	23,940
Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	7,482	1,129,632
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	1,900	5,415
Yelp, Inc.†	1,750	52,535
		57,950
Internet Security — 0.1%
Proofpoint, Inc.†	250	21,708
VASCO Data Security International, Inc.†	1,000	14,350
Zix Corp.†	4,350	24,751
		60,809
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	350	9,888
Virtus Investment Partners, Inc.	200	22,190
		32,078
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	1,200	28,488
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	825	48,716
DXP Enterprises, Inc.†	1,450	50,025
Kadant, Inc.	775	58,280
		157,021
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	326	6,637
Medical Information Systems — 0.4%
athenahealth, Inc.†	2,450	344,347
Medical Instruments — 0.5%
Boston Scientific Corp.†	14,471	401,136
Halyard Health, Inc.†	1,700	66,776
		467,912
Medical Labs & Testing Services — 0.4%
Quintiles IMS Holdings, Inc.†	3,567	319,246
Medical Products — 0.5%
Cooper Cos., Inc.	722	172,861
Orthofix International NV†	1,900	88,312
Wright Medical Group NV†	6,375	175,249
		436,422
Medical-Biomedical/Gene — 2.1%
Achillion Pharmaceuticals, Inc.†	7,125	32,704
Alder Biopharmaceuticals, Inc.†	1,950	22,327
Arena Pharmaceuticals, Inc.†	2,670	45,043
Bellicum Pharmaceuticals, Inc.†	1,150	13,432
Biogen, Inc.†	1,501	407,311
Biohaven Pharmaceutical Holding Co., Ltd.†	1,575	39,375
Celgene Corp.†	3,994	518,701
CytomX Therapeutics, Inc.†	2,025	31,387
Edge Therapeutics, Inc.†	975	10,004
Karyopharm Therapeutics, Inc.†	183	1,656
Myriad Genetics, Inc.†	1,700	43,928
Paratek Pharmaceuticals, Inc.†	1,675	40,367
Prothena Corp. PLC†	850	46,002
Regeneron Pharmaceuticals, Inc.†	961	471,986
Sage Therapeutics, Inc.†	275	21,901

4

Selecta Biosciences, Inc.†	925	18,371
Seres Therapeutics, Inc.†	1,600	18,080
Ultragenyx Pharmaceutical, Inc.†	800	49,688
Versartis, Inc.†	2,225	38,826
		1,871,089
Medical-Drugs — 1.5%
ACADIA Pharmaceuticals, Inc.†	900	25,101
Aimmune Therapeutics, Inc.†	2,125	43,690
Allergan PLC	1,686	409,850
Amicus Therapeutics, Inc.†	5,600	56,392
Eli Lilly & Co.	6,350	522,605
Global Blood Therapeutics, Inc.†	1,475	40,341
MyoKardia, Inc.†	2,800	36,680
Pacira Pharmaceuticals, Inc.†	975	46,507
Prestige Brands Holdings, Inc.†	325	17,163
Reata Pharmaceuticals, Inc., Class A†	1,475	46,669
Synergy Pharmaceuticals, Inc.†	12,925	57,516
TG Therapeutics, Inc.†	3,050	30,653
		1,333,167
Medical-Generic Drugs — 0.0%
Avexis, Inc.†	450	36,972
Medical-HMO — 0.8%
Aetna, Inc.	2,378	361,052
Molina Healthcare, Inc.†	1,925	133,171
Tivity Health, Inc.†	4,775	190,284
WellCare Health Plans, Inc.†	275	49,379
		733,886
Medical-Hospitals — 0.5%
Envision Healthcare Corp.†	3,116	195,280
Universal Health Services, Inc., Class B	2,264	276,389
		471,669
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	6,950	12,093
Kindred Healthcare, Inc.	2,275	26,504
		38,597
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,575	45,063
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,575	115,079
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,875	94,162
Motion Pictures & Services — 0.0%
Eros International PLC†	2,650	30,343
Multimedia — 0.7%
Walt Disney Co.	5,820	618,375
Networking Products — 0.1%
Extreme Networks, Inc.†	5,225	48,175
Office Furnishings-Original — 0.0%
Interface, Inc.	707	13,893
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	13,925	162,226
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	3,475	4,691
Rowan Cos. PLC, Class A†	3,450	35,328
		40,019
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	3,634	164,766
Antero Resources Corp.†	5,804	125,424
Bill Barrett Corp.†	11,650	35,765
Denbury Resources, Inc.†	14,550	22,262
EP Energy Corp., Class A†	8,869	32,461
Sanchez Energy Corp.†	3,575	25,668
Unit Corp.†	1,325	24,817
		431,163
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	150	6,162
Delek US Holdings, Inc.†	3,751	99,176
		105,338
Oil-Field Services — 0.1%
Archrock, Inc.	3,575	40,755
MRC Global, Inc.†	4,850	80,122
SEACOR Holdings, Inc.†	325	11,147
		132,024
Paper & Related Products — 0.0%
Domtar Corp.	450	17,289
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,125	102,577
Pollution Control — 0.1%
CECO Environmental Corp.	4,775	43,835
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,825	40,004
Sanderson Farms, Inc.	225	26,021
		66,025
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	275	17,790
Generac Holdings, Inc.†	1,600	57,808
Powell Industries, Inc.	975	31,190
		106,788
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	875	3,640
Deluxe Corp.	1,150	79,603
Ennis, Inc.	3,275	62,552
		145,795
Protection/Safety — 0.0%
Landauer, Inc.	725	37,918
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,800	22,140
Racetracks — 0.1%
Penn National Gaming, Inc.†	4,525	96,835
Speedway Motorsports, Inc.	925	16,900
		113,735
Real Estate Investment Trusts — 2.1%
American Assets Trust, Inc.	1,025	40,375
American Tower Corp.	5,212	689,652
Ashford Hospitality Trust, Inc.	6,925	42,104

5

Capstead Mtg. Corp.	6,550	68,316
CBL & Associates Properties, Inc.	1,125	9,484
Colony Starwood Homes	798	27,379
CoreSite Realty Corp.	1,725	178,589
CubeSmart	750	18,030
CYS Investments, Inc.	16,200	136,242
DCT Industrial Trust, Inc.	893	47,722
DiamondRock Hospitality Co.	1,100	12,045
EastGroup Properties, Inc.	475	39,805
EPR Properties	50	3,594
Equity LifeStyle Properties, Inc.	275	23,743
First Industrial Realty Trust, Inc.	550	15,741
Franklin Street Properties Corp.	950	10,526
Gladstone Commercial Corp.	225	4,903
Government Properties Income Trust	1,050	19,225
Hersha Hospitality Trust	1,925	35,632
Highwoods Properties, Inc.	425	21,552
Hospitality Properties Trust	1,125	32,794
InfraREIT, Inc.†	325	6,224
LTC Properties, Inc.	1,150	59,098
Mack-Cali Realty Corp.	1,000	27,140
Monogram Residential Trust, Inc.	975	9,467
National Retail Properties, Inc.	150	5,865
Pennsylvania Real Estate Investment Trust	575	6,509
Potlatch Corp.	1,550	70,835
PS Business Parks, Inc.	200	26,478
Ramco-Gershenson Properties Trust	2,050	26,445
RLJ Lodging Trust	5,300	105,311
Saul Centers, Inc.	550	31,889
Summit Hotel Properties, Inc.	350	6,528
Taubman Centers, Inc.	375	22,331
		1,881,573
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	2,029	73,856
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	325	13,449
Forestar Group, Inc.†	4,450	76,317
St. Joe Co.†	225	4,219
		93,985
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	2,712	250,128
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	550	21,395
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	675	39,488
Retail-Apparel/Shoe — 0.3%
Children’s Place, Inc.	1,695	173,059
L Brands, Inc.	2,537	136,719
		309,778
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	315	179,695
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,000	21,260
Retail-Building Products — 0.6%
Floor & Decor Holdings, Inc., Class A†	150	5,889
Lowe’s Cos., Inc.	6,968	540,229
		546,118
Retail-Discount — 0.5%
Big Lots, Inc.	1,475	71,242
Costco Wholesale Corp.	2,104	336,493
		407,735
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,600	140,946
Retail-Hair Salons — 0.0%
Regis Corp.†	4,000	41,080
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	10,700	55,533
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,986	50,147
Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,825	21,573
Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	4,900	37,730
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	175	10,096
Retail-Restaurants — 1.7%
Bloomin’ Brands, Inc.	5,650	119,949
DineEquity, Inc.	100	4,405
Dunkin’ Brands Group, Inc.	5,154	284,088
McDonald’s Corp.	3,423	524,267
Ruby Tuesday, Inc.†	3,075	6,181
Sonic Corp.	4,175	110,596
Starbucks Corp.	8,649	504,323
		1,553,809
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	5,075	42,782
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	575	20,758
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	350	6,282
Trinseo SA	1,750	120,225
		126,507
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	2,925	97,402
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	200	2,984
Beneficial Bancorp, Inc.	5,842	87,630
Capitol Federal Financial, Inc.	225	3,197
Charter Financial Corp.	625	11,250
First Defiance Financial Corp.	225	11,853
Flushing Financial Corp.	800	22,552
Investors Bancorp, Inc.	2,625	35,070
Meridian Bancorp, Inc.	5,500	92,950
Northfield Bancorp, Inc.	5,125	87,894
People’s United Financial, Inc.	1,772	31,294
		386,674

6

Schools — 0.0%
Strayer Education, Inc.	75	6,992
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,650	25,344
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	2,350	60,607
Semiconductor Equipment — 0.1%
Cohu, Inc.	3,425	53,910
Xcerra Corp.†	1,125	10,991
		64,901
Steel-Producers — 0.0%
AK Steel Holding Corp.†	2,675	17,575
Carpenter Technology Corp.	575	21,522
		39,097
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,350	33,777
Telecom Services — 0.1%
West Corp.	2,225	51,887
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	4,056	154,250
Telephone-Integrated — 0.1%
IDT Corp., Class B	2,200	31,614
Windstream Holdings, Inc.	19,034	73,852
		105,466
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	2,980
Sinclair Broadcast Group, Inc., Class A	3,075	101,167
		104,147
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	650	12,649
Therapeutics — 0.2%
Cara Therapeutics, Inc.†	1,875	28,856
Flexion Therapeutics, Inc.†	1,400	28,308
Mersana Therapeutics, Inc.†	1,525	21,304
Sarepta Therapeutics, Inc.†	1,450	48,879
Xencor, Inc.†	1,650	34,832
		162,179
Tobacco — 1.0%
Altria Group, Inc.	11,272	839,426
Universal Corp.	1,150	74,405
		913,831
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,525	56,484
Synchronoss Technologies, Inc.†	3,175	52,229
		108,713
Transport-Marine — 0.1%
Costamare, Inc.	4,875	35,636
International Seaways, Inc.†	825	17,878
		53,514
Transport-Rail — 0.7%
CSX Corp.	10,847	591,812
Transport-Services — 0.4%
FedEx Corp.	1,565	340,121
Matson, Inc.	1,875	56,325
		396,446
Transport-Truck — 0.1%
ArcBest Corp.	1,250	25,750
Schneider National, Inc., Class B	575	12,863
Swift Transportation Co.†	2,400	63,600
YRC Worldwide, Inc.†	1,375	15,290
		117,503
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	2,800	32,480
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	200	14,266
Water — 0.1%
American States Water Co.	1,850	87,708
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	3,150	79,695
Web Portals/ISP — 2.2%
Alphabet, Inc., Class C†	2,215	2,012,837
Wireless Equipment — 0.2%
InterDigital, Inc.	1,875	144,937
Total Common Stocks (cost $41,592,835)		51,894,954
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Diversified Banking Institutions — 0.8%
Credit Agricole SA FRS
8.13% due 12/23/2025*(4)	$200,000	232,340
Credit Suisse Group AG FRS 6.25% due 12/18/2024(4)	225,000	239,062
Societe Generale SA FRS 8.25% due 11/29/2018(4)	200,000	212,182
		683,584
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(2)	8,000	1
Total Preferred Securities/Capital Securities (cost $625,888)		683,585
ASSET BACKED SECURITIES — 12.7%
Diversified Financial Services — 12.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.39% due 01/25/2037(5)	46,085	43,013
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,029
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.61% due 07/27/2026*(6)	250,000	250,580

7

Angel Oak Mtg. Trust LLC VRS Series 2017-2, ClassA1 2.48% due 07/25/2047*(5)	55,000	54,999
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.79% due 10/25/2034(2)	9,900	9,873
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.28% due 01/18/2025*	250,000	250,048
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(7)	54,000	56,240
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(1)	97,966	100,470
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*	100,000	102,978
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	99,841	104,273
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000	204,772
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.20% due 02/25/2036(5)	117,775	109,499
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	20,821	20,900
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	11,200	11,182
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.36% due 10/15/2026*(6)	250,000	250,518
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.64% due 04/27/2027*(6)	250,000	252,248
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	35,000	35,091
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.39% due 05/24/2026*(6)	250,000	250,659
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000	105,763
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	69,242
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.39% due 12/10/2049(7)	20,867	20,904
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(5)	60,330	55,529
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	8,942	8,949
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	91,088
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	63,666
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	108,718
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	129,330
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	129,770
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.16% due 12/10/2049(7)	41,695	41,771
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1
5.75% due 12/25/2035(5)	41,464	36,918
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.01% due 06/15/2057(7)(8)	1,021,637	49,570
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(5)	49,860	50,259
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(2)	44,501	44,523
Dryden 49 Senior Loan Fund FRS Series 2017-49A, Class A 2.54% due 07/18/2030*(6)	250,000	250,000
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.22% due 05/25/2035(5)	97,112	96,093
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	2,673	2,672
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	51,305	51,312

8

First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,632
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,000
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,000
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.70% due 01/24/2027*(6)	250,000	250,224
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	111,476
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,736
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	88,371	91,879
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	125,377
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	121,883
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.32% due 03/25/2037(2)	193,966	109,209
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.30% due 03/25/2047(5)	26,867	25,042
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.37% due 01/25/2036(5)	40,821	39,710
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.45% due 04/25/2036(5)	9,405	7,908
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	137,692
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	54,203	54,389
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.76% due 05/25/2035(5)	62,707	61,207
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	95,900	100,032
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,735
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	68,391	68,631
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(7)	106,000	107,147
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	62,794
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.30% due 04/15/2041(7)	85,107	86,751
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.43% due 10/23/2025*(6)	250,000	250,049
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(5)	44,919	45,707
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.07% due 12/25/2034(5)	29,445	30,006
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	23,439	23,457
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA
1.29% due 12/15/2047(7)(8)	289,866	15,310
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,361
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(7)(8)	110,000	11,094
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	100,000	104,021
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	19,384	19,441
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.50% due 01/11/2043(7)	38,503	39,059
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	36,361	30,607
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.39% due 06/10/2019*(5)	128,000	127,786
MortgageIT Trust FRS Series 2005-4, Class A1 1.50% due 10/25/2035(5)	136,601	130,399

9

New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	100,000	99,351
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)	95,787	98,755
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)	51,427	52,807
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)	100,000	103,024
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)	170,406	177,160
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)	169,682	176,675
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(5)	133,000	138,138
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(5)	110,000	114,895
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.09% due 06/25/2036(5)	109,973	90,964
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	14,859	14,871
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	98,638
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.73% due 02/15/2026*(6)	250,000	250,097
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.69% due 04/17/2027*(6)	215,000	215,015
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	137,713
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.32% due 02/25/2037(2)	38,867	24,847
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.62% due 04/30/2027*(6)	250,000	250,180
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.67% due 04/15/2027*(6)	250,000	250,118
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(2)(9)	193,261	109,092
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,288	2,297
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.35% due 05/25/2037(2)	93,437	72,799
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.36% due 02/20/2047(5)	80,709	72,210
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.69% due 04/15/2027*(6)	250,000	250,570
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.47% due 11/25/2036(2)	160,000	127,471
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	119,738
Towd Point Mtg. Trust VRS
Series 2016-3, Class A1
2.25% due 04/25/2056*	81,526	81,278
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	174,508	175,853
Towd Point Mtg. Trust VRS
Series 2017-2, Class A1
2.75% due 04/25/2057*	98,400	99,338
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(6)	250,000	250,858
Vibrant CLO VI, Ltd. FRS Series 2017-6A, Class A 2.52% due 06/20/2029*(6)	250,000	250,000
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.64% due 04/18/2027*(6)	250,000	250,018
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.77% due 10/14/2026*(6)	250,000	250,000
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.56% due 10/14/2026*(6)	250,000	250,000
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.33% due 09/15/2057(7)(8)	988,926	58,116
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	68,314
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.05% due 11/25/2034(5)	2,117	2,126
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.08% due 10/25/2036(5)	38,523	36,805

10

Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(5)	85,057	84,990
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(5)	60,827	61,409
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	127,253
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	117,115
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,459
Total Asset Backed Securities (cost $11,331,969)		11,472,557
U.S. CORPORATE BONDS & NOTES — 11.1%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	20,275
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	30,000	33,709
		53,984
Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,154
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	65,000	65,112
		70,266
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	70,000	71,861
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	55,000	53,814
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	24,059
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	10,000	10,301
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	34,634
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	30,004
		152,812
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	20,000	20,589
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	25,000	25,658
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	18,965
General Motors Co. Senior Notes 6.75% due 04/01/2046	60,000	71,161
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	35,497
		171,870
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	50,000	50,646
Banks-Super Regional — 0.6%
Capital One Financial Corp.
Senior Notes
3.05% due 03/09/2022	160,000	161,257
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	25,209
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	24,416
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,475
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	131,821
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	70,000	70,744
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	65,423
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	89,188
		587,533
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,994

11

Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	10,000	9,990
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,147
		20,131
Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	35,000	35,078
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	10,063
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	80,000	82,378
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	125,000	128,784
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	71,542
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	90,000	101,578
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	38,714
		468,137
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	20,000	19,468
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	20,000	20,223
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	5,000	5,300
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	45,000	48,375
		93,366
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	50,000	53,500
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,338
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/08/2019*	80,000	80,421
SBA Tower Trust Senior Sec. Notes 3.17% due 04/11/2022*	75,000	75,313
SBA Tower Trust Mtg. Notes 3.60% due 04/10/2018*	85,000	85,027
		240,761
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	26,750
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,687
		32,437
Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,834
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	42,619
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	55,000	59,417
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	60,000	72,013
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	10,000	9,723
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	20,000	20,103
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	35,000	31,871
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	45,000	47,960
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,564
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	34,927

12

Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	5,000	5,038
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,100
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	40,000	44,400
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	38,059
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	44,585
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	47,079
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	98,992
		632,284
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,978
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	7,000	7,597
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	44,500
		63,075
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,076
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	25,375
Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,076
Apple, Inc. Senior Notes 3.35% due 02/09/2027	30,000	30,670
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	28,190
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,993
Dell International LLC/EMC Corp. Senior Sec. Notes 3.48% due 06/01/2019*	20,000	20,468
Dell International LLC/EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	15,000	15,813
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	10,000	12,906
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	45,000	46,399
		169,515
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	40,000	41,550
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	20,000	20,569
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	31,350
		51,919
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,724
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	35,284
		45,008
Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,053
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	75,000	74,041
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	40,000	40,177
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	85,000	85,933
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	85,000	85,623
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	30,397
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,345

13

Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	40,683
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	5,000	5,288
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	105,000	112,764
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	11,305
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	57,235
Citigroup, Inc. FRS Senior Notes 2.28% due 05/17/2024	55,000	54,944
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	34,038
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	115,000	118,121
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	75,000	78,001
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	8,699
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,395
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,244
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,418
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	75,904
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,214
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,217
Goldman Sachs Group, Inc. FRS Senior Notes 3.69% due 06/05/2028	5,000	5,020
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	90,000	99,968
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	29,148
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	21,253
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	58,783
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	59,710
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	9,942
JPMorgan Chase & Co. FRS
Senior Notes
2.38% due 10/24/2023	35,000	35,526
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	100,000	99,811
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	24,726
JPMorgan Chase & Co. FRS
Senior Notes
3.22% due 03/01/2025	80,000	80,150
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,397
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,475
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	45,000	46,940
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,111
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,401
Morgan Stanley Senior Notes 1.88% due 01/05/2018	115,000	115,137
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,965
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,985
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,211
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,723
Morgan Stanley Senior Notes 3.63% due 01/20/2027	65,000	65,467
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,361

14

Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,656
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	23,000	23,912
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	129,439
		2,340,256
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	5,000	5,008
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,553
		15,561
Electric-Integrated — 0.5%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,056
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,619
AES Corp. Senior Notes 5.50% due 04/15/2025	5,000	5,231
Dominion Energy, Inc. Senior Notes 2.85% due 08/15/2026	25,000	23,831
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,626
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	10,000	9,497
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	37,127
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,986
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,637
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	45,144
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	40,000	42,074
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	20,000	20,211
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	15,000	15,174
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	15,000	14,955
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,199
Southern Co. Senior Notes 1.85% due 07/01/2019	20,000	19,923
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,936
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	15,273
		413,499
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,038
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
Company Guar. Notes
3.00% due 01/15/2022*	105,000	105,938
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	40,920
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	20,729
		167,587
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,855
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,413
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,762
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	43,100
		64,275
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	80,000	80,381

15

Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	40,000	41,255
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	10,000	625
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	15,000	1
		41,882
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	35,000	35,301
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	25,000	25,486
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,147
		70,934
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	10,000	10,025
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	35,000	35,524
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	24,483
		70,032
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,405
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	35,095
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	20,600
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,125
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,701
		35,426
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,350
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,395
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,202
		35,597
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	31,770
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	35,000	29,050
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,470
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,750
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	25,000	25,594
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	15,000	16,384
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	22,509
		38,893
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	70,160
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 05/11/2020	45,000	45,227
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,178

16

Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	15,758
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,926
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,852
		96,941
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	45,000	45,799
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,974
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,084
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,698
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	26,990
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,570
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	34,976
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	36,541
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,929
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,487
		235,249
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	20,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	20,000	20,647
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	40,000	42,200
		83,097
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,066
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	75,000	75,069
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	5,000	5,167
		105,302
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	25,000	26,313
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	10,000	9,976
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	70,000	86,186
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	14,000	17,580
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	5,000	5,308
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	15,000	15,445
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,334
		147,829
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	35,000	35,700
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	40,000	39,073
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	13,746
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	30,000	37,051
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,840
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,683
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	40,000	44,549

17

Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,775
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	14,719
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	15,000	15,154
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,977
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	20,000	21,014
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	29,303
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	19,661
Hess Corp. Senior Notes 5.80% due 04/01/2047	15,000	15,125
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	20,342
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	46,911
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,868
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	30,000	28,762
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,881
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	40,000	42,058
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	25,000	24,062
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	14,250
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	14,250
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,900
		502,954
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	44,021
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	10,418
		54,439
Pipelines — 0.6%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	20,000	19,300
DCP Midstream Operating LP Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,588
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	40,000	44,700
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	75,347
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	15,000	15,504
Kinder Morgan Energy Partners LP
Company Guar. Notes
5.30% due 09/15/2020	10,000	10,765
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	50,000	52,986
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	10,000	11,028
MPLX LP Senior Notes 4.13% due 03/01/2027	20,000	20,068
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,149
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,713
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	65,000	65,738
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	15,000	15,155
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	25,286
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	15,000	15,938
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,337

18

Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,925
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	10,000	10,275
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	112,382
		554,184
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	75,000	76,567
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	25,000	25,086
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,134
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	20,000	20,171
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	36,000	38,511
		165,469
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	77,457
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,574
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,950
		36,524
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	35,000	31,712
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	55,000	52,867
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	45,000	43,374
		127,953
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	50,000	50,905
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	18,715
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	63,052
		132,672
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	45,000	45,206
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	10,000	10,162
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	5,000	5,307
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	35,000	35,504
		50,973
Telephone-Integrated — 0.3%
AT&T, Inc.
Senior Notes
3.60% due 02/17/2023	40,000	40,938
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	25,876
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,784
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,595
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	60,000	58,836
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	10,000	10,654
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	25,000	25,819
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	27,990
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,909
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	14,043

19

Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	35,000	35,379
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	25,000	25,004
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	5,000	5,375
		307,202
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	45,000	46,012
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,390
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	14,570
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	39,123
		79,083
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	5,000	5,108
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	35,000	36,805
CSX Corp. Senior Notes 3.25% due 06/01/2027	70,000	70,446
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	29,523
		141,882
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	10,000	10,285
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	21,009
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	21,597
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,364
		88,255
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,026
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	50,000	54,621
		59,647
Total U.S. Corporate Bonds & Notes (cost $9,808,012)		10,017,446
FOREIGN CORPORATE BONDS & NOTES — 2.0%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	35,000	36,575
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	101,716
Cable/Satellite TV — 0.1%
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	55,000	55,953
Chemicals-Specialty — 0.0%
Methanex Corp.
Senior Notes
4.25% due 12/01/2024	20,000	19,601
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,188
		33,789
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	200,000	206,682
Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	30,000	34,650
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,794
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	20,000	19,300
		29,094
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	39,534

20

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	65,000		64,418
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	50,000		49,083
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	25,000		26,219
			179,254
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	135,000		135,564
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	95,000		97,016
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000		25,337
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	25,000		25,434
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000		25,985
			309,336
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	15,000		15,788
Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000		21,575
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000		5,362
			26,937
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	20,000		19,838
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	45,000		52,449
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000		25,482
			97,769
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000		14,867
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	25,000		25,348
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	40,000		39,832
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	5,000		4,763
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	5,000		5,253
Petrobras Global Finance BV Company Guar. Notes 6.13% due 01/17/2022	35,000		36,103
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	25,000		26,100
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	30,000		32,469
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	39,000		39,385
Shell International Finance BV
Company Guar. Notes
4.38% due 05/11/2045	40,000		41,861
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	35,000		34,253
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*(2)	ARS	1,419,989	85,368
			385,602
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		19,985
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000		20,916
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000		44,800
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	15,000		15,860
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	15,000		15,844

21

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	35,000	35,457
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	31,149
Wireless Equipment — 0.1%
Nokia OYG Senior Notes 6.63% due 05/15/2039	20,000	23,025
Nokia OYJ Senior Notes 4.38% due 06/12/2027	35,000	35,635
		58,660
Total Foreign Corporate Bonds & Notes (cost $1,741,834)		1,755,816
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	89,041
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,360
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	80,000	82,826
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,130
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000	69,563
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	50,000	19,875
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	14,693
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	167,939
State of California General Obligation Bonds 7.63% due 03/01/2040	70,000	106,942
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,681
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	5,000	5,052
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	95,000	96,553
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	10,000	10,348
Total Municipal Bonds & Notes (cost $669,051)		680,003
U.S. GOVERNMENT AGENCIES — 15.6%
Federal Home Loan Mtg. Corp. — 3.7%
2.50% due 01/01/2028	5,793	5,866
2.50% due 04/01/2028	20,060	20,308
2.81% due 02/01/2037 FRS	2,589	2,694
3.00% due 08/01/2027	7,434	7,640
3.00% due 10/01/2042	15,454	15,542
3.00% due 11/01/2042	12,835	12,882
3.00% due 02/01/2043	32,807	32,937
3.00% due 08/01/2043	155,302	155,851
3.00% due July TBA	1,200,000	1,197,375
3.50% due 03/01/2042	7,650	7,894
3.50% due 08/01/2042	40,499	41,789
3.50% due 09/01/2043	27,506	28,382
3.50% due July TBA	400,000	410,927
3.50% due August TBA	300,000	307,633
4.00% due 03/01/2023	3,303	3,421
4.00% due 10/01/2043	35,764	37,707
4.00% due July TBA	300,000	315,507
4.00% due August TBA	200,000	209,940
4.50% due 01/01/2039	1,214	1,303
5.00% due 05/01/2020	52,857	54,202
5.00% due 05/01/2034	19,466	21,435
5.50% due 07/01/2034	5,988	6,692
5.50% due 05/01/2037	2,393	2,662
6.00% due 08/01/2026	16,887	18,975
6.50% due 05/01/2029	1,258	1,411
7.50% due 08/01/2023	46	47
7.50% due 08/01/2025	1,180	1,183
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.50% due 03/25/2045 *(7)	100,000	99,876
Series 2014-K503, Class B
3.07% due 10/25/2047 *(7)	70,000	70,871
Series 2017-K726, Class B
3.97% due 07/25/2049 *(7)	45,000	45,078
Series 2017-K725, Class B
4.01% due 02/25/2024 *(7)	25,000	24,992

22

Series 2017-K64, Class B
4.12% due 03/25/2027 *(7)	20,000	20,131
Series 2012-K706, Class B
4.17% due 11/25/2044 *(7)	60,000	61,262
Series 2010-K8, Class B
5.44% due 09/25/2043 *(7)	80,000	86,236
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(7)(8)	319,911	15,826
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(5)	4,196	4,179
Series 1577, Class PK
6.50% due 09/15/2023(5)	3,001	3,227
Series 1226, Class Z
7.75% due 03/15/2022(5)	346	377
		3,354,260
Federal National Mtg. Assoc. — 9.2%
2.50% due 02/01/2043	77,940	75,525
2.50% due 03/01/2043	152,502	147,761
2.64% due 03/01/2027	28,755	28,523
2.78% due 03/01/2027	63,000	62,941
2.97% due 06/01/2027	110,000	111,109
2.97% due 06/01/2030	124,000	122,596
3.00% due 12/01/2027	10,105	10,379
3.00% due 01/01/2028	11,074	11,396
3.00% due July TBA	800,000	821,062
3.08% due 10/01/2040 FRS	4,061	4,292
3.15% due 05/01/2037 FRS	3,828	4,010
3.50% due July TBA	1,900,000	1,951,434
3.50% due August TBA	2,500,000	2,563,357
4.00% due 11/01/2040	16,031	16,927
4.00% due 12/01/2040	41,326	43,632
4.00% due 11/01/2041	5,400	5,698
4.00% due 01/01/2042	13,403	14,143
4.00% due 11/01/2043	22,108	23,285
4.00% due 12/01/2043	13,006	13,846
4.00% due July TBA	300,000	315,363
4.00% due August TBA	300,000	314,842
4.50% due 01/01/2039	3,424	3,679
4.50% due 06/01/2039	36,378	39,312
4.50% due 09/01/2039	8,795	9,473
4.50% due 05/01/2041	7,464	8,055
4.50% due July TBA	300,000	321,809
4.50% due August TBA	300,000	321,404
5.00% due 03/01/2018	373	382
5.00% due 06/01/2019	558	572
5.00% due 03/01/2020	2,493	2,570
5.00% due 05/01/2035	2,650	2,909
5.00% due July TBA	300,000	327,703
5.00% due 07/01/2040	51,989	56,851
5.50% due 05/01/2020	15,920	16,364
5.50% due 06/01/2020	12,207	12,488
5.50% due 12/01/2029	2,436	2,696
5.50% due 06/01/2035	156,383	175,510
5.50% due 06/01/2036	73,908	82,717
5.50% due 08/01/2037	12,827	14,328
5.50% due 06/01/2038	10,208	11,388
6.00% due 06/01/2021	33,318	34,530
6.00% due 12/01/2033	8,789	10,047
6.00% due 05/01/2034	7,242	8,250
6.00% due 08/01/2034	1,546	1,766
6.00% due 11/01/2038	2,070	2,344
7.00% due 06/01/2037	15,997	18,084
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.57% due 05/25/2029	60,000	65,850
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(5)	7,875	7,814
Series 2017-C01, Class 1M2
4.77% due 07/25/2029 FRS	30,000	31,681
		8,252,697
Government National Mtg. Assoc. — 2.7%
3.00% due July TBA	800,000	808,063
3.00% due August TBA	300,000	302,584
3.50% due July TBA	205,000	212,335
3.50% due August TBA	195,000	201,673
4.00% due 07/15/2041	34,978	36,857
4.00% due 08/15/2041	10,001	10,586
4.00% due 10/15/2041	20,562	21,650
4.00% due July TBA	600,000	631,219
4.50% due 06/15/2041	165,628	179,423
6.00% due 11/15/2028	21,271	24,040
7.00% due 07/15/2033	9,711	11,302
8.50% due 11/15/2017	1	1
9.00% due 11/15/2021	117	127
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(5)	835	962
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	5,802	6,828
		2,447,650
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	10,051
Total U.S. Government Agencies (cost $14,057,144)		14,064,658
U.S. GOVERNMENT TREASURIES — 8.9%
United States Treasury Bonds — 0.6%
United States Treasury Bonds
2.50% due 02/15/2045	5,000	4,666
3.00% due 05/15/2045	58,000	59,765
4.38% due 11/15/2039(10)	99,200	126,437
5.00% due 05/15/2037	256,000	351,250
		542,118
United States Treasury Notes — 8.3%
0.13% due 07/15/2024 TIPS(11)(12)	1,003,967	986,164
0.25% due 01/15/2025 TIPS(12)	945,568	928,775
1.13% due 02/28/2019	1,514,000	1,508,264
1.13% due 08/31/2021	763,000	743,001
1.13% due 09/30/2021	801,000	779,160
1.25% due 10/31/2021	313,000	305,738
1.50% due 08/15/2026	424,000	396,655

23

1.63% due 05/15/2026	468,000		443,686
1.88% due 02/28/2022	384,000		384,465
1.88% due 03/31/2022	1,019,000		1,019,597
			7,495,505
Total U.S. Government Treasuries (cost $8,078,163)			8,037,623
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Federative Republic of Brazil Notes 10.00% due 01/01/2023	BRL	162,000	48,367
Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	890,000	31,933
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019	12,000		6,090
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,403,500	74,523
United Mexican States Senior Notes 5.75% due 10/12/2110	MXN	56,000	58,100
Total Foreign Government Obligations (cost $217,417)			219,013
OPTIONS — PURCHASED†(2)(13) — 0.0%
Put Options - Purchased	CNH	242,000	437
Put Options - Purchased	TRY	15,000	5,608
Put Options - Purchased	ZAR	61,000	15
Total Options - Purchased (cost $6,270)			6,060
Total Long-Term Investment Securities (cost $88,128,583)			98,831,715

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Foreign Government Obligations — 0.7%
Government of Japan Bills (0.20)% due 07/10/2017	JPY	40,800,000	362,753
Republic of Argentina Bills 2.56% due 07/14/2017	25,994		25,979
Republic of Argentina Bills 2.80% due 11/24/2017	9,243		9,138
Republic of Argentina Bills 2.81% due 11/10/2017	9,242		9,147
Republic of Argentina Bills 2.81% due 01/26/2018	21,034		20,678
Republic of Argentina Bills 3.06% due 06/15/2018	101,133		98,184
Republic of Argentina Bills 3.13% due 05/24/2018	30,436		29,569
Republic of Argentina Bills 3.17% due 12/15/2017	55,557		54,824
Republic of Argentina Bills 3.30% due04/27/2018	55,477		54,050
			664,322
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 07/03/2017	896,000		896,000
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.65% due 07/03/2017	400,000		400,000
Total Short-Term Investment Securities (cost $1,968,462)			1,960,322
REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(15)	360,000		360,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	300,000		300,000
BNP Paribas SA Joint Repurchase Agreement(15)	520,000		520,000
Deutsche Bank AG Joint Repurchase Agreement(15)	120,000		120,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	450,000		450,000
Total Repurchase Agreements (cost $1,750,000)			1,750,000
TOTAL INVESTMENTS (cost $91,847,045)(16)	113.8%		102,542,037
Liabilities in excess of other assets	(13.8)		(12,441,538)
NET ASSETS	100.0%		$90,100,499

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $9,836,573 representing 10.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $592,850 representing 0.7% of net assets.

24

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,980	$744.95	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2017.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	Options — Purchased

Put Options - Purchased
	Expiration	Strike	Number of	Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Contracts	Paid	June 30, 2017	(Depreciation)
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	April 2018	$3.71	8,000	$2,020	$3,791	$1,771
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	May 2018	3.54	7,000	1,680	1,817	137
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	July 2017	6.79	242,000	1,428	437	(991)
Put option to sell South African Rand in exchange for U.S. Dollars with Goldman Sachs International	July 2017	12.79	61,000	1,143	15	(1,128)
				$6,271	$6,060	$(211)

(14)	Denominated in United States Dollars unless otherwise indicated.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	See Note 4 for cost of investments on a tax basis.

ARS — Argentina Peso

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CNH — Yuan Renminbi Offshore

DAC — Designated Activity Company

JPY — Japanese Yen

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

25

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
4	Short	Long Gilt Future	September 2017	$665,839	$654,194	$11,645
5	Long	Russell 2000 Mini Index	September 2017	351,992	353,575	1,583
45	Short	U.S. Treasury 10 Year Notes	September 2017	5,659,129	5,648,906	10,223
4	Long	U.S. Treasury 10 Year Ultra Bonds	September 2017	539,202	539,250	48
13	Short	U.S. Treasury 2 Year Notes	September 2017	2,814,094	2,809,422	4,672
27	Long	U.S. Treasury 5 Year Notes	September 2017	3,188,500	3,181,570	(6,930)
11	Long	U.S. Treasury Ultra Bonds	September 2017	1,801,992	1,824,625	22,633
						$43,874

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	40,800,000	USD	371,201	07/10/2017	$8,375	$—

Bank of America, N.A.	ARS	572,000	USD	33,826	09/20/2017	766	—

BNP Paribas SA	RON	115,000	USD	29,318	08/28/2017	465	—

Citibank N.A.	USD	72,038	RON	305,000	08/28/2017	4,486	—
	USD	5,660	EGP	105,000	03/06/2018	—	(219)
	USD	14,009	EGP	275,000	03/29/2018	139	—
						4,625	(219)
Goldman Sachs International	BRL	165,000	USD	49,852	09/05/2017	683	—
	EGP	191,000	USD	9,830	03/06/2018	—	(68)
	EGP	275,000	USD	14,074	03/29/2018	—	(75)
	USD	4,533	EGP	86,000	03/06/2018	—	(76)
						683	(219)

JPMorgan Chase Bank	RON	190,000	USD	48,494	08/28/2017	824	—

Royal Bank of Canada	MXN	1,337,000	USD	73,263	09/20/2017	477	—

Net Unrealized Appreciation (Depreciation)						$16,215	$(438)

ARS — Argentine Peso

BRL — Brazilian Real

EGP — Egyptian Pound

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

USD — United States Dollar

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)
					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at June 30, 2017(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Republic of Turkey Senior Sec. Notes 11.88% due 01/15/2030	(1.00)%	06/20/2022	1.93%	$102	$5,436	$(1,082)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

26

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.63%	—	$4,825
USD	285	06/07/2027	3 Months USD LIBOR	2.12	—	3,651
USD	250	06/07/2027	3 Months USD LIBOR	2.12	—	3,361
USD	290	06/07/2027	3 Months USD LIBOR	2.12	—	3,794
USD	250	06/07/2027	3 Months USD LIBOR	2.12	—	3,259
						$18,890

Over the Counter Cross-Currency Interest Rate Swap Contracts
		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of currency Received (000’s)		Notional Amount of currency Delivered(000’s)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CHN	310	$45	$(1,066)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$101,167	$—	$2,980	$104,147
Other Industries	51,790,807	—	—	51,790,807
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	683,584	—	683,584
Asset Backed Securities:
Diversified Financial Services	—	11,223,190	249,367	11,472,557
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	41,880	2	41,882
Other Industries	—	9,975,564	—	9,975,564
Foreign Corporate Bonds & Notes	—	1,755,816	—	1,755,816
Municipal Bonds & Notes	—	680,003	—	680,003
U.S. Government Agencies	—	14,064,658	—	14,064,658
U.S. Government Treasuries	—	8,037,623	—	8,037,623
Foreign Government Obligations	—	219,013	—	219,013
Options - Purchased	—	6,060	—	6,060
Short-Term Investment Securities	—	1,960,322	—	1,960,322
Repurchase Agreements	—	1,750,000	—	1,750,000
Total Investments at Value	$51,891,974	$50,397,713	$252,350	$102,542,037

Other Financial Instruments:†
Futures Contracts	$50,804	$—	$—	$50,804
Forward Foreign Currency Contracts	—	16,215	—	16,215
Centrally Cleared Interest Rate Swap Contracts	—	18,890	—	18,890
Total Other Financial Instruments	$50,804	$35,105	$—	$85,909

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,930	$—	$—	$6,930
Forward Foreign Currency Contracts	—	438	—	438
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	1,082	—	1,082
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	1,066	—	1,066
Total Other Financial Instruments	$6,930	$2,586	$—	$9,516

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

27

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 31.7%
Aerospace/Defense — 0.7%
General Dynamics Corp.	1,389	$275,161
Northrop Grumman Corp.	664	170,455
		445,616
Agricultural Chemicals — 0.3%
Monsanto Co.	1,482	175,410
Airlines — 0.4%
United Continental Holdings, Inc.†	3,234	243,359
Apparel Manufacturers — 0.1%
Carter’s, Inc.	979	87,082
Applications Software — 1.9%
Microsoft Corp.	13,699	944,272
salesforce.com, Inc.†	3,084	267,074
		1,211,346
Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,659	274,881
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	2,533	222,017
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	7,833	351,310
Building Products-Cement — 0.4%
Vulcan Materials Co.	1,810	229,291
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	9,234	359,387
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,004	121,482
Coatings/Paint — 0.3%
Sherwin-Williams Co.	556	195,134
Commercial Services — 0.5%
CoStar Group, Inc.†	641	168,968
ServiceMaster Global Holdings, Inc.†	3,281	128,582
		297,550
Commercial Services-Finance — 0.2%
Equifax, Inc.	1,085	149,101
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	5,498	184,128
Computer Services — 0.2%
Amdocs, Ltd.	1,816	117,059
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,643	101,518
Computers — 1.2%
Apple, Inc.	5,202	749,192
Consulting Services — 0.4%
Gartner, Inc.†	997	123,139
Verisk Analytics, Inc.†	1,650	139,211
		262,350
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	4,453	199,316
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	2,580	247,628
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,071	58,145
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	1,218	212,504
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	2,683	151,133
Illinois Tool Works, Inc.	1,688	241,806
		392,939
Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,818	132,987
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	755	730,840
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	125	233,815
Electric Products-Misc. — 0.4%
AMETEK, Inc.	3,797	229,984
Electronic Components-Misc. — 0.3%
Flex, Ltd.†	11,454	186,815
Electronic Components-Semiconductors — 0.7%
Microchip Technology, Inc.	2,711	209,235
Texas Instruments, Inc.	3,006	231,252
		440,487
Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,504	258,665
Electronic Forms — 0.7%
Adobe Systems, Inc.†	3,140	444,122
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	1,349	236,979
Ultimate Software Group, Inc.†	745	156,495
		393,474
Entertainment Software — 0.5%
Activision Blizzard, Inc.	5,740	330,452
Finance-Consumer Loans — 0.1%
Synchrony Financial	2,777	82,810
Finance-Credit Card — 1.3%
MasterCard, Inc., Class A	3,060	371,637
Visa, Inc., Class A	4,889	458,490
		830,127
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	3,767	161,943
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	2,351	154,978
Food-Catering — 0.2%
Aramark	3,527	144,536
Food-Confectionery — 0.2%
Hershey Co.	1,322	141,943
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,890	270,383
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	3,967	169,470
Insurance-Property/Casualty — 0.3%
Progressive Corp.	4,060	179,005
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	4,216	636,532
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,379	193,818

1

Medical Instruments — 0.4%
Boston Scientific Corp.†	8,147		225,835
Medical Labs & Testing Services — 0.3%
Quintiles IMS Holdings, Inc.†	1,951		174,615
Medical Products — 0.1%
Cooper Cos., Inc.	397		95,050
Medical-Biomedical/Gene — 1.2%
Biogen, Inc.†	845		229,299
Celgene Corp.†	2,257		293,117
Regeneron Pharmaceuticals, Inc.†	541		265,707
			788,123
Medical-Drugs — 0.8%
Allergan PLC	949		230,692
Eli Lilly & Co.	3,575		294,223
			524,915
Medical-HMO — 0.3%
Aetna, Inc.	1,339		203,300
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	1,755		109,986
Universal Health Services, Inc., Class B	1,249		152,478
			262,464
Multimedia — 0.5%
Walt Disney Co.	3,279		348,394
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	2,047		92,811
Antero Resources Corp.†	3,268		70,621
			163,432
Real Estate Investment Trusts — 0.6%
American Tower Corp.	2,956		391,138
Colony Starwood Homes	449		15,405
			406,543
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	1,144		41,642
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	1,685		155,408
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	1,430		77,063
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	177		100,971
Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	3,926		304,383
Retail-Discount — 0.3%
Costco Wholesale Corp.	1,186		189,677
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,465		79,418
Retail-Restaurants — 1.2%
Dunkin’ Brands Group, Inc.	2,894		159,517
McDonald’s Corp.	1,929		295,446
Starbucks Corp.	4,873		284,145
			739,108
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,285		86,899
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(13)	10		7,449
Tobacco — 0.7%
Altria Group, Inc.	6,352		473,033
Transport-Rail — 0.5%
CSX Corp.	6,110		333,362
Transport-Services — 0.3%
FedEx Corp.	880		191,250
Web Portals/ISP — 1.8%
Alphabet, Inc., Class C†	1,248		1,134,095
Total Common Stocks (cost $16,359,925)			20,341,360
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(3)	EUR	200,000	233,882
Diversified Banking Institutions — 1.0%
Credit Agricole SA FRS 8.13% due 12/23/2025*(3)	200,000		232,340
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(3)	200,000		212,500
Societe Generale SA FRS 8.25% due 11/29/2018(3)	200,000		212,182
			657,022
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII
Escrow Security
5.86% due 11/30/2056†(1)(2)	16,000		2
Total Preferred Securities/Capital Securities (cost $894,335)			890,906
ASSET BACKED SECURITIES — 22.2%
Diversified Financial Services — 22.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.39% due 01/25/2037(4)	52,669		49,158
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000		15,054
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.61% due 07/27/2026*(5)	250,000		250,580
Angel Oak Mtg. Trust LLC VRS Series 2017-2, ClassA1 2.48% due 07/25/2047*(4)	65,000		64,999
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(4)	42,958		43,046
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.79% due 10/25/2034(2)	19,801		19,746

2

Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.28% due 01/18/2025*(5)	250,000	250,048
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	65,614
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(1)	97,966	100,470
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*	100,000	102,978
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*	96,734	100,998
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	114,104	119,169
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	215,011
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.20% due 02/25/2036(4)	136,579	126,982
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	23,795	23,886
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	13,333	13,312
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.28% due 07/15/2025*(5)	250,000	250,053
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.36% due 10/15/2026*(5)	250,000	250,518
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.64% due 04/27/2027*(5)	250,000	252,248
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,104
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.26% due 01/25/2026*(5)	250,000	249,873
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.39% due 05/24/2026*(5)	250,000	250,659
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	127,753
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.39% due 12/10/2049(6)	23,848	23,891
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(4)	75,217	69,231
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	10,598	10,607
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(4)	93,140	93,621
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	126,618
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	68,971
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	144,958
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	160,027
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	158,256
Commercial Mtg. Trust Series 2013-300P, Class A1
4.35% due 08/10/2030*(6)	195,000	212,025
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.16% due 12/10/2049(6)	45,485	45,568
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	52,847	47,053
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.01% due 06/15/2057(6)(7)	1,240,211	60,176
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(4)	54,846	55,284
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)	100,000	99,694
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(4)	87,945	87,917

3

Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(2)	47,391	47,414
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.59% due 10/15/2028*(5)	250,000	251,449
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.22% due 05/25/2035(4)	121,390	120,116
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	2,673	2,672
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,775
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,001
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,000
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.70% due 01/24/2027*(5)	250,000	250,224
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	126,677
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	35,251
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	104,869
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	152,541
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	148,379
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.32% due 03/25/2037(2)	236,095	132,929
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.30% due 03/25/2047(4)	31,842	29,680
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.37% due 01/25/2036(4)	49,985	48,625
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.45% due 04/25/2036(4)	10,450	8,787
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	163,190
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	63,237	63,454
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.76% due 05/25/2035(4)	82,303	80,334
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	115,080	120,038
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	73,031
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	80,460	80,742
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	127,000	128,374
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	68,027
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.30% due 04/15/2041(6)	98,724	100,631
Lendmark Funding Trust Series 2017-1A, Class A
2.83% due 12/22/2025*	100,000	99,979
LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 3.23% due 11/01/2021*(4)	68,295	68,009
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.23% due 02/01/2022*(4)	92,775	91,957
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.43% due 10/23/2025*(5)	250,000	250,049
Madison Park Funding XIV, Ltd. FRS Series 2014-14A, Class A1R 2.28% due 07/20/2026*(5)	250,000	250,459
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(4)	22,730	23,129
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.07% due 12/25/2034(4)	37,373	38,085
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	25,736	25,756
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.29% due 12/15/2047(6)(7)	353,735	18,683

4

Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(6)(7)	125,000	12,607
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	109,222
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	22,366	22,431
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.50% due 01/11/2043(6)	42,003	42,610
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	42,280	35,590
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.29% due 06/10/2019*(4)	153,000	152,744
MortgageIT Trust FRS Series 2005-4, Class A1 1.50% due 10/25/2035(4)	179,890	171,723
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	113,260
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	100,568
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)	114,945	118,506
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)	99,911	102,932
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)	197,118	204,931
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)	197,962	206,121
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(4)	157,000	163,065
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(4)	130,000	135,785
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.09% due 06/25/2036(4)	134,181	110,987
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	28,976	28,997
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	110,000	108,501
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.73% due 02/15/2026*(5)	250,000	250,097
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.69% due 04/17/2027*(5)	215,000	215,015
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	173,417
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.32% due 02/25/2037(2)	40,557	25,928
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.62% due 04/30/2027*(5)	250,000	250,180
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.67% due 04/15/2027*(5)	250,000	250,118
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(2)(8)	235,685	133,040
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	4,575	4,594
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A
1.35% due 05/25/2037(2)	104,926	81,750
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.36% due 02/20/2047(4)	100,649	90,050
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	100,000	99,982
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(2)	65,207	65,749
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.69% due 04/15/2027*(5)	250,000	250,570
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.47% due 11/25/2036(2)	200,000	159,339
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	144,684
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(4)	100,937	100,630
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	81,958	82,518
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	200,361	201,905

5

Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*	98,400	99,338
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(5)	250,000	250,858
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	81,833
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.64% due 04/18/2027*(5)	250,000	250,018
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.77% due 10/14/2026*(5)	250,000	250,000
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.56% due 10/14/2026*(5)	250,000	250,000
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.33% due 09/15/2057(6)(7)	988,926	58,116
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	110,354
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)	10,000	8,659
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.05% due 11/25/2034(4)	4,184	4,201
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(4)	113,409	113,321
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.08% due 10/25/2036(4)	47,413	45,298
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(4)	79,575	80,336
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(6)(7)	553,439	12,529
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	154,061
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	58,792
Total Asset Backed Securities (cost $14,059,241)		14,223,332
U.S. CORPORATE BONDS & NOTES — 18.2%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	26,357
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	35,000	39,328
		65,685
Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,154
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	75,000	75,129
		80,283
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	80,000	82,127
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	70,000	68,490
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	24,060
Microsoft Corp. Senior Notes
3.30% due 02/06/2027	5,000	5,150
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	44,529
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	35,005
		177,234
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	25,000	25,736
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	15,000	15,395
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	44,252
General Motors Co. Senior Notes 6.75% due 04/01/2046	75,000	88,951
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	35,497
		209,831

6

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	75,969
Banks-Super Regional — 1.0%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	155,000	156,218
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	40,334
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,299
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,475
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	150,000	152,101
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	85,000	85,904
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	10,000	10,904
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	80,980
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	80,000	95,134
		670,349
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,994
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	10,000	9,990
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,147
		20,131
Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	40,000	40,089
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,095
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	90,000	92,676
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	150,000	154,541
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	88,051
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	95,000	107,221
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	48,393
		546,066
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	25,000	24,335
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	20,000	20,223
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	5,000	5,300
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	53,750
		103,608
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	64,200
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,338
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	90,474
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	85,000	85,354
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	100,000	100,032
		275,860
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	32,100
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,688
		37,788

7

Cable/Satellite TV — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,834
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,637
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	91,827
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	65,000	78,014
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	25,000	24,308
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	35,000	35,181
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	18,212
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	50,000	53,288
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	16,692
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	39,916
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	5,000	5,038
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	10,250
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	45,510
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,817
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	50,158
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	52,310
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	131,989
		747,981
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,978
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	7,000	7,597
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	50,063
		68,638
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,076
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	30,450
Computers — 0.3%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,076
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,447
Apple, Inc. Senior Notes
3.45% due 02/09/2045	45,000	42,285
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,993
Dell International LLC/EMC Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,584
Dell International LLC/EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	21,084
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,453
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	50,000	51,555
		182,477
Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	45,000	46,744

8

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,711
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,575
		62,286
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,724
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,365
		55,089
Diversified Banking Institutions — 4.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,048
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	110,000	108,594
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	50,222
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	100,000	101,098
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	100,000	100,732
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	40,683
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	35,000	37,019
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	130,000	139,612
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	119,672
Citigroup, Inc. FRS Senior Notes 2.28% due 05/17/2024	70,000	69,928
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,763
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	40,000	41,086
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	180,000	187,203
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,612
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,395
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,222
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	35,325
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	70,843
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	50,536
Goldman Sachs Group, Inc. FRS Senior Notes 3.69% due 06/05/2028	10,000	10,040
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	83,307
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	52,898
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	40,006
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,846
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	102,545
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,971
JPMorgan Chase & Co. FRS Senior Notes 2.38% due 10/24/2023	30,000	30,451
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	115,000	114,782
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	29,671
JPMorgan Chase & Co. FRS Senior Notes 3.22% due 03/01/2025	95,000	95,179
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,819
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,094
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	50,000	52,155

9

JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,462
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,401
Morgan Stanley Senior Notes 1.88% due 01/05/2018	60,000	60,072
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,977
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,978
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,158
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	24,306
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	40,288
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,361
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,875
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	36,000	37,427
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	109,181
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	103,551
		2,664,394
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	10,000	10,015
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,554
		20,569
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	8,150
AES Corp. Senior Notes 5.50% due 03/15/2024	25,000	26,031
AES Corp. Senior Notes 5.50% due 04/15/2025	5,000	5,231
Dominion Energy, Inc. Senior Notes 2.85% due 08/15/2026	30,000	28,597
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,551
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	14,246
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	46,408
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,986
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,797
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	45,144
FirstEnergy Corp.
Senior Notes
4.25% due 03/15/2023	50,000	52,593
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	20,000	20,211
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	15,000	15,174
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,940
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,199
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,903
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,936
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	15,273
		483,370
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,038
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	121,072

10

Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	40,920
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,911
		187,903
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,826
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 6.63% due 07/26/2021	20,000	21,525
Navient Corp. Senior Notes 7.25% due 09/25/2023	55,000	59,262
		80,787
Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	95,000	95,452
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	50,000	51,568
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	19,000	1,188
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	26,000	3
		52,761
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	40,344
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,584
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,147
		81,075
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	30,000	30,076
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	25,000	25,374
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	29,380
		84,830
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,405
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,109
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	25,750
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,125
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,701
		40,576
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	15,000	15,525
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,659
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,201
		45,860
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	35,000	37,065
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	40,000	33,200
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,470

11

Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	21,000
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,713
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	19,000	20,753
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	25,000	28,136
		48,889
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	80,183
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.20% due 05/11/2020	55,000	55,278
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,178
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,011
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,852
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,851
		117,170
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	50,000	50,888
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,965
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,085
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,698
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	53,979
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	34,976
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	67,861
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,929
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,487
		286,980
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	25,312
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	20,000	20,647
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	45,000	47,475
		93,434
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,080
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	90,083
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	10,000	10,333
		130,496
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	30,000	31,575
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	10,000	9,976
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	104,654
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	23,000	28,882
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	10,000	10,617
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	10,000	10,297

12

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,333
		177,759
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	40,800
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	43,957
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	20,000	18,328
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	35,000	43,226
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,260
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,683
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	45,000	50,117
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,775
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	19,625
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	20,000	20,205
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,977
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	26,267
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	34,187
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	19,661
Hess Corp. Senior Notes 5.80% due 04/01/2047	15,000	15,125
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,428
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	52,775
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,824
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,350
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	45,000	47,315
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	28,875
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	14,250
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,000
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,900
		585,110
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	53,803
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	10,418
		64,221
Pipelines — 1.0%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,956
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,650
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,075
DCP Midstream Operating LP Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,588
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	51,000	56,993
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	75,347
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	25,840
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,501

13

Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	60,000	63,583
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,542
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	25,085
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,149
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,713
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	80,000	80,908
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,508
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	15,000	15,155
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,343
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	20,000	21,250
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,147
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,925
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	15,000	15,413
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	137,924
		664,595
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	91,881
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	30,000	30,103
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,134
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	25,214
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	41,000	43,859
		196,191
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	103,276
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,574
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,950
		36,524
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	36,242
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	67,285
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	53,013
		156,540
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	70,000	71,267
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,358
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	74,515
		155,140
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	50,000	50,229
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	10,000	10,162
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	10,000	10,614

14

Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,432
		51,208
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,938
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	20,701
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,595
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	88,254
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,981
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	30,000	30,983
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	29,920
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	49,543
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	39,000	36,511
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	20,000	20,216
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	10,000	10,750
		368,392
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	45,000	46,013
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	5,000	5,275
		51,288
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,390
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,427
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	47,359
		92,176
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	5,000	5,108
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	40,000	42,062
CSX Corp. Senior Notes 3.25% due 06/01/2027	85,000	85,542
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	34,444
		167,156
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	15,000	15,428
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	26,261
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	21,597
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	30,000	30,312
		93,598
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	65,000	71,007
Total U.S. Corporate Bonds & Notes (cost $11,415,730)		11,670,963
FOREIGN CORPORATE BONDS & NOTES — 3.6%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	45,000	47,025
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	105,000	106,802
Cable/Satellite TV — 0.1%
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	60,000	61,040
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,502

15

Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,187
		38,689
Consulting Services — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	204,025
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	200,000	203,790
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	75,000	81,540
		285,330
Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	35,000	40,425
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,692
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	25,000	24,125
		38,817
Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,417
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	80,000	79,284
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	60,000	58,900
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000	31,462
		219,063
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	175,000	175,731
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	105,000	107,228
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,337
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	35,607
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000	31,182
		375,085
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	21,051
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	21,575
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	10,725
		32,300
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	20,000	19,838
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	50,000	58,276
Encana Corp.
Senior Notes
3.90% due 11/15/2021	30,000	30,579
		108,693
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,867
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,418
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	49,790
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	5,000	4,763
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	10,505
Petrobras Global Finance BV Company Guar. Notes 6.13% due 01/17/2022	40,000	41,260
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	40,000	41,760
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	13,000	11,492

16

Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	20,000		21,646
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000		34,336
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000		47,094
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000		39,146
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	99,676
			446,753
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		19,985
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000		26,145
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		56,000
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	15,000		15,860
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000		21,125
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000		45,588
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000		37,379
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	40,000		40,725
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		23,025
			63,750
Total Foreign Corporate Bonds & Notes (cost $2,295,598)			2,310,930
MUNICIPAL BONDS & NOTES — 1.2%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000		114,482
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	90,000		93,179
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000		6,130
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000		119,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	55,000		21,862
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000		7,304
State of California General Obligation Bonds 7.55% due 04/01/2039	65,000		99,237
State of California
General Obligation Bonds
7.63% due 03/01/2040	100,000		152,775
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000		4,681
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	10,000		10,104
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	110,000		111,798
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	15,000		15,522
Total Municipal Bonds & Notes (cost $757,938)			756,324
U.S. GOVERNMENT AGENCIES — 25.0%
Federal Home Loan Mtg. Corp. — 6.8%
2.50% due 01/01/2028	13,516		13,687
2.50% due 04/01/2028	34,389		34,814
2.81% due 02/01/2037 FRS	4,708		4,899
3.00% due 08/01/2027	49,862		51,257
3.00% due 10/01/2042	35,068		35,268
3.00% due 11/01/2042	17,573		17,637
3.00% due 08/01/2043	301,894		302,970
3.00% due 04/01/2046	192,412		192,121
3.00% due July TBA	1,100,000		1,097,594

17

3.50% due 03/01/2042	11,954	12,335
3.50% due 08/01/2042	70,873	73,130
3.50% due 09/01/2043	49,511	51,087
3.50% due July TBA	800,000	821,104
4.00% due 03/01/2023	6,607	6,841
4.00% due 09/01/2040	6,574	6,942
4.00% due 10/01/2043	71,528	75,415
4.00% due July TBA	900,000	945,726
4.50% due 01/01/2039	2,368	2,540
5.00% due 12/01/2020	4,540	4,753
5.00% due 05/01/2021	48,984	50,900
5.00% due 07/01/2021	14,128	14,488
5.00% due 05/01/2034	36,363	40,078
5.50% due 05/01/2037	7,502	8,346
5.50% due 06/01/2037	4,110	4,607
6.00% due 08/01/2036	3,907	4,391
6.50% due 05/01/2029	1,886	2,116
6.50% due 07/01/2035	2,224	2,499
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.50% due 03/25/2045*(6)	100,000	99,876
Series 2014-K503, Class B
3.07% due 10/25/2047*(6)	80,000	80,995
Series 2017-K726, Class B
3.97% due 07/25/2049*(6)	50,000	50,087
Series 2017-K725, Class B
4.01% due 02/25/2024*(6)	30,000	29,990
Series 2017-K64, Class B
4.12% due 03/25/2027*(6)	20,000	20,131
Series 2012-K706, Class B
4.17% due 11/25/2044*(6)	70,000	71,473
Series 2010-K8, Class B
5.44% due 09/25/2043*(6)	90,000	97,015
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(6)(7)	374,896	18,546
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)	8,112	8,079
Series 1577, Class PK
6.50% due 09/15/2023(4)	4,502	4,841
Series 1226, Class Z
7.75% due 03/15/2022(4)	494	538
		4,359,116
Federal National Mtg. Assoc. — 14.7%
2.50% due 04/01/2028	55,523	56,164
2.50% due 02/01/2043	77,940	75,525
2.50% due 03/01/2043	149,182	144,546
2.64% due 03/01/2027	38,340	38,031
2.66% due 03/01/2027	410,000	405,108
2.78% due 03/01/2027	78,000	77,928
3.00% due 10/01/2027	21,251	21,834
3.00% due 12/01/2027	12,126	12,454
3.00% due 01/01/2028	29,530	30,390
3.00% due July TBA	900,000	923,695
3.08% due 10/01/2040 FRS	7,752	8,194
3.15% due 05/01/2037 FRS	6,792	7,114
3.50% due July TBA	5,100,000	5,233,049
4.00% due 11/01/2025	7,680	8,089
4.00% due 09/01/2040	4,951	5,228
4.00% due 12/01/2040	92,985	98,173
4.00% due 11/01/2041	8,894	9,384
4.00% due 01/01/2042	26,806	28,285
4.00% due 12/01/2043	26,662	28,385
4.00% due July TBA	500,000	525,257
4.50% due 01/01/2039	6,849	7,359
4.50% due 09/01/2039	16,490	17,762
4.50% due 09/01/2040	31,643	34,227
4.50% due 05/01/2041	13,891	14,992
4.50% due July TBA	800,000	857,617
5.00% due 03/01/2018	2,112	2,163
5.00% due 06/01/2019	1,700	1,743
5.00% due 05/01/2035	358	393
5.00% due 07/01/2040	25,175	27,527
5.00% due July TBA	300,000	327,703
5.50% due 10/01/2021	7,390	7,777
5.50% due 06/01/2022	2,767	2,888
5.50% due 12/01/2029	5,033	5,571
5.50% due 05/01/2034	17,304	19,207
5.50% due 08/01/2037	25,654	28,656
5.50% due 06/01/2038	6,380	7,118
6.00% due 06/01/2026	15,739	17,696
6.00% due 04/01/2027	78,296	88,030
6.00% due 12/01/2033	23,970	27,400
6.00% due 05/01/2034	15,281	17,409
6.50% due 06/01/2035	51,047	57,382
6.50% due 10/01/2037	3,507	3,905
7.00% due 06/01/2037	16,627	18,797
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.57% due 05/25/2029	70,143	76,982

18

Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(4)	11,418		11,331
Series 2017-C01, Class 1M2
4.77% due 07/25/2029 FRS(4)	35,000		36,962
			9,455,430
Government National Mtg. Assoc. — 3.5%
3.00% due July TBA	1,300,000		1,312,662
3.50% due July TBA	500,000		517,578
4.00% due 09/15/2040	18,833		19,831
4.00% due 11/15/2040	76,800		81,074
4.50% due 02/15/2039	7,617		8,164
4.50% due 08/15/2041	168,862		182,367
5.50% due 05/15/2036	10,514		11,696
6.00% due 09/15/2032	11,099		13,087
6.00% due 12/15/2033	39,561		45,970
7.00% due 07/15/2033	10,069		11,720
7.00% due 11/15/2033	11,078		13,037
8.00% due 11/15/2031	3,817		3,890
8.50% due 11/15/2017	1		1
9.00% due 11/15/2021	126		137
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(4)	134		148
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	8,338		9,611
			2,230,973
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000		25,127
Total U.S. Government Agencies (cost $16,071,213)			16,070,646
U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 1.4%
2.50% due 02/15/2045(9)	213,000		198,780
3.00% due 02/15/2047	108,000		111,409
4.50% due 02/15/2036	141,000		182,000
5.00% due 05/15/2037	324,000		444,551
			936,740
United States Treasury Notes — 10.8%
0.13% due 07/15/2024 TIPS(10)(11)	1,220,206		1,198,569
0.25% due 01/15/2025 TIPS(11)	1,145,831		1,125,481
1.13% due 02/28/2019	916,000		912,529
1.25% due 10/31/2021	418,000		408,301
1.50% due 08/15/2026	654,000		611,822
1.63% due 03/15/2020	1,020,000		1,023,227
1.63% due 05/15/2026	933,000		884,528
1.88% due 02/28/2022	361,000		361,437
2.25% due 02/15/2027	398,000		396,150
			6,922,044
Total U.S. Government Treasuries (cost $7,923,819)			7,858,784
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Federative Republic of Brazil Notes 10.00% due 01/01/2023	BRL	191,000	57,025
Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	1,050,000	37,674
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019	14,000		7,105
Sultanate of Oman Senior Bonds 5.38% due 03/08/2027*	200,000		204,500
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,668,200	88,578
United Mexican States Senior Notes 5.75% due 10/12/2049	MXN	70,000	72,625
Total Foreign Government Obligations (cost $459,546)			467,507
OPTIONS - PURCHASED†(2)(14) — 0.0%
Put Options — Purchased	CNH	283,000	512
Put Options — Purchased	TRY	18,000	6,601
Put Options — Purchased	ZAR	72,000	17
Total Options - Purchased
(cost $7,451)			7,130
Total Long-Term Investment Securities (cost $70,244,796)			74,597,882
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Foreign Government Obligations — 1.2%
Government of Japan Bills (0.20)% due 07/10/2017	JPY	48,250,000	428,991
Republic of Argentina Bills 2.56% due 07/14/2017	30,595		30,578
Republic of Argentina Bills 2.80% due 11/24/2017	10,867		10,743
Republic of Argentina Bills 2.81% due 11/10/2017	10,728		10,618
Republic of Argentina Bills 2.85% due 01/26/2018	24,977		24,554

19

Republic of Argentina Bills 3.08% due 06/15/2018	119,763	116,271
Republic of Argentina Bills 3.13% due 05/24/2018	35,783	34,763
Republic of Argentina Bills 3.17% due 12/15/2017	64,816	63,961
Republic of Argentina Bills 3.30% due 04/27/2018	65,521	63,836
		784,315
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.65% due 07/03/2017	100,000	100,000
Total Short-Term Investment Securities (cost $893,956)		884,315
REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)	365,000	365,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	305,000	305,000
BNP Paribas SA Joint Repurchase Agreement(15)	535,000	535,000
Deutsche Bank AG Joint Repurchase Agreement(15)	125,000	125,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	465,000	465,000
Total Repurchase Agreements (cost $1,795,000)		1,795,000
TOTAL INVESTMENTS (cost $72,933,752)(16)	120.4%	77,277,197
Liabilities in excess of other assets	(20.4)	(13,099,875)
NET ASSETS	100.0%	$64,177,322

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $12,937,484 representing 20.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $674,539 representing 1.1% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2017.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$7,449	$744.95	0.01%

20

(14)	Purchased Options:

Put Options - Purchased
	Expiration	Strike	Number of	Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Contracts	Paid	June 30, 2017	(Depreciation)
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	April 2018	$3.71	9,000	$2,272	$4,265	$1,993
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	May 2018	3.54	9,000	2,160	2,336	176
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	July 2017	6.79	283,000	1,670	512	(1,158)
Put option to sell South African Rand in exchange for U.S. Dollars with Goldman Sachs International	July 2017	12.79	72,000	1,349	17	(1,332)
				$7,451	$7,130	$(321)

(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CNH — Yuan Renminbi Offshore

DAC — Designated Activity Company

EUR — Euro Dollar

JPY — Japanese Yen

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
4	Short	Long Gilt Future	September 2017	$665,838	$654,194	$11,644
38	Short	U.S. Treasury 10 Year Notes	September 2017	4,778,820	4,770,187	8,633
7	Short	U.S. Treasury 10 Year Ultra Bonds	September 2017	943,852	943,688	164
9	Short	U.S. Treasury 2 Year Notes	September 2017	1,948,218	1,944,984	3,234
35	Long	U.S. Treasury 5 Year Notes	September 2017	4,133,242	4,124,258	(8,984)
1	Long	U.S. Treasury Long Bonds	September 2017	152,281	153,687	1,406
8	Long	U.S. Treasury Ultra Bonds	September 2017	1,305,719	1,327,000	21,281
						$37,378

21

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	48,250,000	USD	438,981	07/10/2017	$9,904	$—

Bank of America, N.A.	ARS	666,000	USD	39,385	09/20/2017	892	—

BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	566	—

Citibank N.A.	EUR	204,000	USD	228,988	07/31/2017	—	(4,321)
	USD	87,386	RON	370,000	08/28/2017	5,446	—
	USD	6,523	EGP	121,000	03/06/2018	—	(252)
	USD	16,556	EGP	325,000	03/29/2018	165	—
						5,611	(4,573)
Goldman Sachs International	BRL	195,000	USD	58,916	09/05/2017	807	—
	EGP	220,000	USD	11,323	03/06/2018	—	(79)
	EGP	325,000	USD	16,633	03/29/2018	—	(88)
	USD	5,218	EGP	99,000	03/06/2018	—	(88)
						807	(255)
JPMorgan Chase Bank	RON	230,000	USD	58,703	08/28/2017	997	—

Royal Bank of Canada	MXN	1,590,000	USD	87,127	09/20/2017	567	—

Net Unrealized Appreciation (Depreciation)						$19,344	$(4,828)

ARS — Argentine Peso

BRL — Brazilian Real

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.63%	—	$5,790
USD	295	06/07/2027	3 Months LIBOR	2.12	—	3,846
USD	298	06/07/2027	3 Months LIBOR	2.12	—	4,006
USD	335	06/07/2027	3 Months LIBOR	2.12	—	4,382
USD	340	06/07/2027	3 Months LIBOR	2.12	—	4,356
						$22,380

Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection(1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2017(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Republic of Turkey Senior Notes 11.88% due 01/15/2030	(1.00)%	06/20/2022	Goldman Sachs International	1.93%	$102	$5,436	$(1,082)

22

Over the Counter Cross-Currency Interest Rate Swap Contracts
		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of currency Received (000’s)		Notional Amount of currency Delivered(000’s)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/22/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CNH	375	$54	$(1,290)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CNH-Yuan Renminbi Offshore

LIBOR-London Interbank Offered rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$7,449	$7,449
Other Industries	20,333,911	—	—	20,333,911
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	890,904	—	890,904
Asset Backed Securities:
Diversified Financial Services	—	13,959,077	264,255	14,223,332
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	52,756	5	52,761
Other Industries	—	11,618,202	—	11,618,202
Foreign Corporate Bonds & Notes	—	2,310,930	—	2,310,930
Municipal Bond & Notes	—	756,324	—	756,324
U.S. Government Agencies	—	16,070,646	—	16,070,646
U.S. Government Treasuries	—	7,858,784	—	7,858,784
Foreign Government Obligations	—	467,507	—	467,507
Options-Purchased	—	7,130	—	7,130
Short-Term Investment Securities	—	884,315	—	884,315
Repurchase Agreements	—	1,795,000	—	1,795,000
Total Investments at Value	$20,333,911	$56,671,575	$271,711	$77,277,197

Other Financial Instruments:†
Futures Contracts	$46,362	$—	$—	$46,362
Forward Foreign Currency Contracts	—	19,344	—	19,344
Centrally Cleared Interest Rate Swap Contracts	—	22,380	—	22,380
Total Other Financial Instruments	$46,362	$41,724	$—	$88,086

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,984	$—	$—	$8,984
Forward Foreign Currency Contracts	—	4,828	—	4,828
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	1,082	—	1,082
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	1,290	—	1,290
Total Other Financial Instruments	$8,984	$7,200	$—	$16,184

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

23

SEASONS SERIES TRUST MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
COMMON STOCKS — 16.2%
Aerospace/Defense — 0.3%
General Dynamics Corp.	584	$115,691
Northrop Grumman Corp.	279	71,622
		187,313
Agricultural Chemicals — 0.1%
Monsanto Co.	623	73,738
Airlines — 0.2%
United Continental Holdings, Inc.†	1,361	102,415
Apparel Manufacturers — 0.1%
Carter’s, Inc.	415	36,914
Applications Software — 1.0%
Microsoft Corp.	5,806	400,208
salesforce.com, Inc.†	1,307	113,186
		513,394
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,975	116,525
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	1,065	93,347
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,320	148,902
Building Products-Cement — 0.2%
Vulcan Materials Co.	763	96,657
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	3,914	152,333
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	850	51,527
Coatings/Paint — 0.2%
Sherwin-Williams Co.	235	82,476
Commercial Services — 0.2%
CoStar Group, Inc.†	272	71,699
ServiceMaster Global Holdings, Inc.†	1,391	54,513
		126,212
Commercial Services-Finance — 0.1%
Equifax, Inc.	459	63,076
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	2,331	78,065
Computer Services — 0.1%
Amdocs, Ltd.	770	49,634
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	1,120	43,019
Computers — 0.6%
Apple, Inc.	2,205	317,564
Consulting Services — 0.2%
Gartner, Inc.†	417	51,504
Verisk Analytics, Inc.†	698	58,890
		110,394
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	1,874	83,880
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	1,094	105,002
Cruise Lines — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	454	24,648
Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc.	516	90,027
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,218	68,610
Illinois Tool Works, Inc.	710	101,707
		170,317
Drug Delivery Systems — 0.1%
DexCom, Inc.†	764	55,887
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	324	313,632
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	51	95,397
Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,671	101,212
Electronic Components-Misc. — 0.1%
Flex, Ltd.†	4,853	79,152
Electronic Components-Semiconductors — 0.3%
Microchip Technology, Inc.	1,149	88,680
Texas Instruments, Inc.	1,274	98,009
		186,689
Electronic Connectors — 0.2%
Amphenol Corp., Class A	1,485	109,623
Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,330	188,115
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	572	100,483
Ultimate Software Group, Inc.†	316	66,379
		166,862
Entertainment Software — 0.3%
Activision Blizzard, Inc.	2,432	140,010
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,117	33,309
Finance-Credit Card — 0.7%
MasterCard, Inc., Class A	1,285	156,063
Visa, Inc., Class A	2,072	194,312
		350,375
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,605	68,999
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	994	65,524
Food-Catering — 0.1%
Aramark	1,486	60,896
Food-Confectionery — 0.1%
Hershey Co.	561	60,235
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	795	113,733
Instruments-Controls — 0.1%
Sensata Technologies Holding NV†	1,672	71,428
Insurance-Property/Casualty — 0.1%
Progressive Corp.	1,721	75,879
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	1,787	269,801
Medical Information Systems — 0.2%
athenahealth, Inc.†	585	82,222

1

Medical Instruments — 0.2%
Boston Scientific Corp.†	3,455	95,773
Medical Labs & Testing Services — 0.1%
Quintiles IMS Holdings, Inc.†	828	74,106
Medical Products — 0.1%
Cooper Cos., Inc.	189	45,250
Medical-Biomedical/Gene — 0.6%
Biogen, Inc.†	359	97,418
Celgene Corp.†	964	125,195
Regeneron Pharmaceuticals, Inc.†	230	112,962
		335,575
Medical-Drugs — 0.4%
Allergan PLC	402	97,722
Eli Lilly & Co.	1,516	124,767
		222,489
Medical-HMO — 0.2%
Aetna, Inc.	568	86,239
Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	744	46,627
Universal Health Services, Inc., Class B	530	64,702
		111,329
Multimedia — 0.3%
Walt Disney Co.	1,390	147,688
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	867	39,310
Antero Resources Corp.†	1,386	29,951
		69,261
Real Estate Investment Trusts — 0.3%
American Tower Corp.	1,229	162,622
Colony Starwood Homes	191	6,553
		169,175
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	484	17,618
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	708	65,299
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	606	32,657
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	75	42,785
Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	1,664	129,010
Retail-Discount — 0.1%
Costco Wholesale Corp.	503	80,445
Retail-Gardening Products — 0.1%
Tractor Supply Co.	621	33,664
Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	1,220	67,246
McDonald’s Corp.	818	125,285
Starbucks Corp.	2,066	120,469
		313,000
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	968	36,813
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(12)	4	2,980
Tobacco — 0.4%
Altria Group, Inc.	2,692	200,473
Transport-Rail — 0.3%
CSX Corp.	2,590	141,310
Transport-Services — 0.2%
FedEx Corp.	373	81,064
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	529	480,718
Total Common Stocks (cost $6,952,387)		8,621,080
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Diversified Banking Institutions — 1.4%
Credit Agricole SA FRS 8.13% due 12/23/2025(3)	$200,000	232,340
Credit Suisse Group AG FRS 6.25% due 12/18/2024(3)	275,000	292,187
Societe Generale SA FRS 8.25% due 11/29/2018(3)	225,000	238,705
		763,232
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(2)	8,000	1
Total Preferred Securities/Capital Securities
(cost $699,590)		763,233
ASSET BACKED SECURITIES — 27.2%
Diversified Financial Services — 27.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.39% due 01/25/2037(4)	63,014	58,814
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,025
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.61% due 07/27/2026*(5)	250,000	250,580
Angel Oak Mtg. Trust LLC VRS Series 2017-2, ClassA1 2.48% due 07/25/2047*(4)	65,000	64,999

2

Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(4)	42,958	43,047
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.79% due 10/25/2034(2)	3,960	3,949
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.28% due 01/18/2025*(5)	250,000	250,048
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	65,614
Bayview Opportunity Master Fund IVa Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*	100,000	102,978
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.50% due 01/28/2055*	97,966	100,470
Bayview Opportunity Master Fund IVb Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*	96,734	100,998
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	118,858	124,135
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	235,000	240,607
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.20% due 02/25/2036(4)	162,311	150,906
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	28,257	28,365
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	16,000	15,975
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.28% due 07/15/2025*(5)	250,000	250,053
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.36% due 10/15/2026*(5)	250,000	250,518
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.64% due 04/27/2027*(5)	250,000	252,248
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,104
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.26% due 01/25/2026*(5)	250,000	249,873
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.39% due 05/24/2026*(5)	250,000	250,659
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	120,000	125,659
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	79,895
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.39% due 12/10/2049(6)	26,829	26,877
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% due 03/25/2036(4)	83,052	76,442
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	13,247	13,258
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(4)	93,140	93,621
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	111,330
Commercial Mtg. Trust
Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	160,489
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,059	160,088
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	157,201
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	79,582
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.16% due 12/10/2049(6)	51,171	51,264
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	57,725	51,396
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.01% due 06/15/2057(6)(7)	1,230,453	59,702
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(4)	54,846	55,284

3

Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)	100,000	99,694
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(4)	87,945	87,917
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(2)	39,300	39,319
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class AR 2.24% due 04/18/2026*(5)	250,000	249,874
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.22% due 05/25/2035(4)	135,263	133,844
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	3,055	3,054
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,775
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,000
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,000
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.70% due 01/24/2027*(5)	250,000	250,224
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	162,146
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	46,315
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	104,869
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	145,000	151,497
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	148,379
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.32% due 03/25/2037(2)	234,927	132,271
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.30% due 03/25/2047(4)	31,842	29,680
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.37% due 01/25/2036(4)	55,817	54,298
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.45% due 04/25/2036(4)	12,540	10,544
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	163,190
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	63,237	63,454
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.76% due 05/25/2035(4)	86,223	84,160
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	139,055	145,046
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	78,250	84,039
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	80,460	80,742
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	126,000	127,363
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	64,000	66,980
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.30% due 04/15/2041(6)	40,851	41,640
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(2)	100,000	99,980
LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 3.23% due 11/01/2021*(4)	68,295	68,009
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.23% due 02/01/2022*(4)	92,775	91,957
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.43% due 10/23/2025*(5)	250,000	250,049
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 2.66% due 07/25/2026*(5)	250,000	250,000
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(4)	21,648	22,028
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.07% due 12/25/2034(4)	39,638	40,393

4

ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	28,118	28,140
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.29% due 12/15/2047(6)(7)	353,735	18,683
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,702
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(6)(7)	130,000	13,112
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	109,222
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	23,893	23,963
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.50% due 01/11/2043(6)	49,004	49,712
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	38,898	32,743
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.16% due 06/10/2019*(4)	153,000	152,744
MortgageIT Trust FRS Series 2005-4, Class A1 1.50% due 10/25/2035(4)	187,586	179,069
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	115,000	114,254
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	100,568
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)	111,113	114,556
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)	100,002	103,026
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)	198,960	206,846
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)	202,675	211,029
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(4)	157,000	163,065
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(4)	130,000	135,785
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.09% due 06/25/2036(4)	134,181	110,987
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	14,117	14,127
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	108,501
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.73% due 02/15/2026*(5)	250,000	250,097
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.69% due 04/17/2027*(5)	215,000	215,015
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	173,417
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.32% due 02/25/2037(2)	49,007	31,329
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.62% due 04/30/2027*(5)	250,000	250,180
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1
2.67% due 04/15/2027*(5)	250,000	250,118
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	2,002	2,010
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.35% due 05/25/2037(2)	121,775	94,877
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.36% due 02/20/2047(4)	111,094	99,395
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 06/26/2026*	100,000	99,982
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(2)	65,207	65,749
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.69% due 04/15/2027*(5)	250,000	250,570
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.47% due 11/25/2036(2)	195,000	155,355
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	144,684
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(4)	100,000	99,838

5

Thornburg Mtg. Securities Trust VRS Series 2005-1, Class A3 3.11% due 04/25/2045(4)	83,903	84,120
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(4)	97,055	96,760
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	81,958	82,518
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	203,131	204,697
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*	98,400	99,338
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(5)	250,000	250,858
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*	100,000	99,911
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.64% due 04/18/2027*(5)	250,000	250,018
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.77% due 10/14/2026*(5)	250,000	250,000
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.56% due 10/14/2026*(5)	250,000	250,000
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.33% due 09/15/2057(6)(7)	988,926	58,116
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	84,079
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)	10,000	8,659
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.05% due 11/25/2034(4)	2,016	2,024
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.08% due 01/25/2035(4)	122,860	122,764
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.08% due 10/25/2036(4)	50,377	48,129
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.16% due 03/25/2035(4)	83,325	84,121
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(6)(7)	625,783	14,166
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	153,764
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	138,408
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	64,008
Total Asset Backed Securities (cost $14,226,768)		14,440,691
U.S. CORPORATE BONDS & NOTES — 22.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	25,343
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	40,000	44,946
		70,289
Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,154
United Technologies Corp. Senior Notes
1.90% due 05/04/2020	75,000	75,129
		80,283
Airlines — 0.2%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	80,000	82,127
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	70,000	68,490
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	24,060
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,150
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	44,529
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	35,005
		177,234
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	30,883

6

Ford Motor Co. Senior Notes 5.29% due 12/08/2046	15,000	15,395
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	44,252
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	9,811
General Motors Co. Senior Notes 6.75% due 04/01/2046	55,000	65,231
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	40,568
		206,140
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	75,969
Banks-Super Regional — 1.3%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	170,000	171,336
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	30,250
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,300
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	24,344
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	160,000	162,241
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	90,000	90,957
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	110,000	119,941
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	50,000	59,459
		687,828
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	9,988
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	15,000	14,986
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,146
		30,120
Brewery — 1.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	65,000	65,145
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,095
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	70,000	72,081
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	145,000	149,389
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	88,052
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	100,000	112,864
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	48,393
		551,019
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	25,000	24,335
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	20,000	20,223
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	5,000	5,300
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	53,750
		103,608
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	64,200
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,338
Building-Heavy Construction — 0.6%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	100,000	100,527

7

SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,354
SBA Tower Trust Senior Sec. Notes 3.60% due 04/09/2043*	120,000	120,038
		305,919
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	32,100
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,688
		37,788
Cable/Satellite TV — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,834
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	91,827
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	75,000	90,016
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	10,000	9,723
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	15,000	15,078
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	40,000	36,424
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	58,617
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	10,000	11,128
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	39,916
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	5,000	5,038
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,100
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	49,950
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	47,575
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	50,158
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	41,848
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	115,490
		692,722
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,489
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	9,000	9,768
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	55,625
		70,882
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes
3.13% due 06/01/2024	15,000	15,076
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	30,450
Computers — 0.4%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,076
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,447
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	42,285
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,993
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,584
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	21,084

8

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,453
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	55,000	56,710
		187,632
Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	45,000	46,744
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,711
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,575
		62,286
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,724
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,365
		55,089
Diversified Banking Institutions — 5.1%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,026
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	90,000	88,849
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	45,000	45,199
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	85,000	85,933
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	105,000	105,769
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	60,000	61,025
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	30,000	31,730
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	125,000	134,242
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	35,241
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	130,079
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,851
Citigroup, Inc. FRS Senior Notes 2.28% due 05/17/2024	70,000	69,928
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	48,626
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	70,000	71,900
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	150,000	156,003
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,612
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	69,058
Goldman Sachs Group, Inc.
Senior Notes
2.38% due 01/22/2018	50,000	50,222
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,186
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,482
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	40,429
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	60,652
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	120,000	133,291
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	41,023
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,753
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,846
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	72,690
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,971

9

JPMorgan Chase & Co. FRS Senior Notes 2.38% due 10/24/2023	30,000	30,451
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	85,000	84,839
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	74,178
JPMorgan Chase & Co. FRS Senior Notes 3.22% due 03/01/2025	50,000	50,094
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,372
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	55,000	57,371
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,869
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,602
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	112,471
Morgan Stanley Senior Notes 1.88% due 01/05/2018	40,000	40,048
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,981
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,941
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,695
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,108
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,361
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	52,187
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	52,000	54,061
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	109,181
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	103,551
		2,717,977
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	10,000	10,015
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,554
		20,569
Electric-Integrated — 0.9%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,056
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,619
AES Corp. Senior Notes 5.50% due 04/15/2025	10,000	10,463
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	28,597
DTE Energy Co.
Senior Notes
1.50% due 10/01/2019	30,000	29,551
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	14,246
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	46,408
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,986
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,796
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	45,144
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	50,000	52,593
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	20,000	20,211
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	20,000	20,232
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,940
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,199

10

Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,903
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,936
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	15,273
		478,153
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,038
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	121,072
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	40,920
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,911
		187,903
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,826
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	20,000	20,825
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,763
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	48,487
		80,075
Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	95,000	95,452
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,314
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	10,000	625
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	11,000	1
		10,941
Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	40,344
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,584
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,147
		81,075
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	25,000	25,063
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	30,000	30,449
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	29,380
		84,892
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,405
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,109
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	25,750
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,125
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,701
		40,576
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	15,000	15,525

11

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,395
Willis North America Inc Company Guar. Notes 3.60% due 05/15/2024	20,000	20,202
		35,597
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	40,000	42,360
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	40,000	33,200
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,470
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	21,000
Medical Information Systems — 0.1%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,713
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	24,000	26,214
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	22,509
		48,723
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	80,183
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.20% due 05/11/2020	55,000	55,278
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,213
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,011
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,852
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,852
		118,206
Medical-Drugs — 0.1%
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	50,000	50,888
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,965
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	34,976
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	67,861
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,929
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	15,000	17,230
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	53,979
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,571
		263,511
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	30,375
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	15,485
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	45,000	47,475
		93,335
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,080
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	90,083
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	10,000	10,333
		130,496
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	30,000	31,575

12

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	10,000	9,976
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	104,654
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	36,000	45,207
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	5,000	5,308
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,333
		178,478
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	40,800
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	55,000	53,725
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	13,746
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	35,000	43,226
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,260
Apache Corp. Senior Notes 4.25% due 01/15/2044	10,000	9,367
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	45,000	50,117
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,775
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	19,625
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	20,000	20,205
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,977
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	26,267
Hess Corp. Senior Notes 4.30% due 04/01/2027	40,000	39,071
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	24,577
Hess Corp. Senior Notes 5.80% due 04/01/2047	10,000	10,083
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,428
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	52,775
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,824
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,350
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	45,000	47,315
QEP Resources, Inc.
Senior Notes
5.38% due 10/01/2022	30,000	28,875
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	14,250
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,000
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,900
		599,738
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	53,803
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	10,418
		64,221
Pipelines — 1.2%
DCP Midstream LLC Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,588
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,956
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,650
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,075

13

Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	51,000	56,993
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	15,000	15,069
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	10,000	10,594
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	25,840
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,501
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	60,000	63,583
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,542
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	25,085
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,149
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,713
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	80,000	80,908
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	35,000	36,317
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	10,000	11,016
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	15,000	15,155
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,343
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	20,000	21,250
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,147
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,925
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	15,000	15,413
Williams Partners LP Senior Notes 3.60% due 03/15/2022	130,000	132,815
		651,627
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	86,776
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	30,000	30,103
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,269
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	25,214
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	53,487
		205,849
Real Estate Operations & Development — 0.2%
Prologis LP
Company Guar. Notes
3.35% due 02/01/2021	100,000	103,276
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,574
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,950
		36,524
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	36,242
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	67,285
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	53,013
		156,540
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	60,000	61,086
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	23,914

14

CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	74,516
		159,516
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	50,000	50,229
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	10,000	10,162
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	10,000	10,614
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,432
		51,208
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,939
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,784
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	29,514
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	88,254
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,981
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	30,000	30,983
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	13,512
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	59,451
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	41,000	38,384
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	20,000	20,216
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	16,125
		356,143
Television — 0.1%
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	55,000	56,238
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,390
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,427
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	50,447
		95,264
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	5,000	5,108
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	40,000	42,062
CSX Corp. Senior Notes 3.25% due 06/01/2027	90,000	90,574
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	34,444
		172,188
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	15,000	15,428
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	26,261
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	21,597
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	30,000	30,312
		93,598
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	65,000	71,007
Total U.S. Corporate Bonds & Notes (cost $11,429,640)		11,681,960
FOREIGN CORPORATE BONDS & NOTES — 4.4%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	45,000	47,025

15

Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	120,000	122,059
Cable/Satellite TV — 0.1%
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	65,000	66,126
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,502
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,187
		38,689
Consulting Services — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	204,025
Diversified Banking Institutions — 0.6%
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	200,000	203,790
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	85,000	92,412
		296,202
Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	35,000	40,425
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,691
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	25,000	24,125
		38,816
Medical-Drugs — 0.4%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,417
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	80,000	79,284
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	60,000	58,900
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000	31,462
		219,063
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	165,000	165,689
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	115,000	117,440
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,338
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	35,607
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000	31,182
		375,256
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	21,051
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	21,575
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	10,725
		32,300
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	20,000	19,838
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	50,000	58,276
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000	30,579
		108,693
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,867
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,418
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	49,790

16

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	5,000		4,763
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000		10,505
Petrobras Global Finance BV Company Guar. Notes 6.13% due 01/17/2022	45,000		46,418
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	40,000		41,760
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000		8,840
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	20,000		21,646
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	39,000		39,385
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000		47,094
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000		39,146
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	100,819
			455,451
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		19,985
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000		26,145
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		56,000
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	15,000		15,860
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000		21,125
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000		45,588
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000		37,379
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	40,000		40,725
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000		23,025
			63,750
Total Foreign Corporate Bonds & Notes (cost $2,335,499)			2,351,013
MUNICIPAL BONDS & NOTES — 1.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000		114,482
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	85,000		88,002
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000		6,130
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000		99,375
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	65,000		25,838
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000		7,304
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000		7,346
State of California General Obligation Bonds 7.55% due 04/01/2039	120,000		183,206
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000		7,783
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000		53,471
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000		4,681
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	5,000		5,052

17

State of Illinois General Obligation Bonds 5.67% due 03/01/2018	125,000	127,044
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	15,000	15,522
Total Municipal Bonds & Notes (cost $727,390)		745,236
U.S. GOVERNMENT AGENCIES — 31.3%
Federal Home Loan Mtg. Corp. — 7.5%
2.50% due 01/01/2028	7,724	7,821
2.50% due 04/01/2028	17,194	17,407
2.81% due 02/01/2037 FRS	2,236	2,327
3.00% due 08/01/2027	9,292	9,550
3.00% due 10/01/2042	19,614	19,726
3.00% due 11/01/2042	7,435	7,462
3.00% due 02/01/2043	32,807	32,937
3.00% due 08/01/2043	71,089	71,438
3.00% due 04/01/2045	413,041	412,415
3.00% due July TBA	1,100,000	1,097,594
3.50% due 02/01/2042	8,594	8,868
3.50% due 03/01/2042	4,782	4,934
3.50% due 09/01/2043	27,506	28,382
3.50% due July TBA	500,000	513,658
3.50% due August TBA	500,000	512,721
4.00% due 03/01/2023	3,303	3,421
4.00% due 10/01/2043	13,755	14,503
4.00% due July TBA	300,000	315,507
4.00% due August TBA	300,000	314,910
4.50% due 01/01/2039	1,073	1,151
5.00% due 12/01/2020	1,415	1,479
5.00% due 07/01/2021	6,943	7,295
5.00% due 05/01/2034	12,588	13,907
5.50% due 07/01/2034	6,986	7,807
5.50% due 07/01/2035	7,521	8,438
5.50% due 04/01/2037	2,669	2,957
5.50% due 05/01/2037	2,637	2,934
5.50% due 08/01/2037	14,558	16,294
6.00% due 08/01/2036	1,302	1,464
6.50% due 05/01/2029	2,521	2,828
6.50% due 11/01/2034	4,051	4,478
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.50% due 03/25/2045*(6)	100,000	99,876
Series 2014-K503, Class B
3.07% due 10/25/2047*(6)	90,000	91,120
Series 2017-K726, Class B
3.97% due 04/25/2024*(6)	50,000	50,087
Series 2017-K725, Class B
4.01% due 02/25/2024*(6)	30,000	29,990
4.12% due 03/25/2027*(6)	20,000	20,131
Series 2012-K706, Class B
4.17% due 11/25/2044*(6)	75,000	76,578
Series 2010-K8, Class B
5.44% due 09/25/2043*(6)	100,000	107,794
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064-X1 0.75% due 03/25/2027(6)(7)	379,895	18,793
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)	1,119	1,114
Series 1577, Class PK
6.50% due 09/15/2023(4)	7,204	7,746
Series 1226, Class Z
7.75% due 03/15/2022(4)	691	754
		3,970,596
Federal National Mtg. Assoc. — 18.6%
2.50% due 02/01/2043	155,881	151,051
2.50% due 03/01/2043	152,502	147,761
2.64% due 03/01/2027	38,340	38,031
2.66% due 03/01/2027	210,000	207,494
2.78% due 03/01/2027	76,000	75,929
2.97% due 06/01/2027	135,000	136,361
3.00% due 01/01/2028	11,074	11,396
3.00% due July TBA	1,025,000	1,051,986
3.08% due 10/01/2040 FRS	3,691	3,902
3.15% due 05/01/2037 FRS	3,334	3,492
3.50% due July TBA	2,100,000	2,156,848
3.50% due August TBA	2,900,000	2,973,494
4.00% due 11/01/2040	64,125	67,707
4.00% due 11/01/2041	3,494	3,687
4.00% due 10/01/2043	63,758	67,071
4.00% due 11/01/2043	7,896	8,316
4.00% due 12/01/2043	39,668	42,232
4.00% due July TBA	400,000	420,484
4.00% due August TBA	300,000	314,842
4.50% due 01/01/2039	2,740	2,943
4.50% due 06/01/2039	36,378	39,312
4.50% due 05/01/2041	7,257	7,832
4.50% due July TBA	400,000	429,078
4.50% due August TBA	400,000	428,539
5.00% due 03/01/2018	788	807
5.00% due 06/01/2019	850	872
5.00% due 07/01/2040	25,026	27,367
5.50% due 06/01/2020	46,635	48,169

18

5.50% due 07/01/2020	7,328		7,501
5.50% due 03/01/2021	15,446		16,099
5.50% due 04/01/2021	13,071		13,605
5.50% due 06/01/2021	47,986		50,114
5.50% due 10/01/2021	26,960		28,222
5.50% due 12/01/2021	50,399		52,308
5.50% due 06/01/2022	47,755		49,348
5.50% due 12/01/2029	1,624		1,797
5.50% due 05/01/2034	3,435		3,813
5.50% due 08/01/2037	8,551		9,552
5.50% due 06/01/2038	766		854
5.50% due July TBA	200,000		221,563
6.00% due 06/01/2026	15,739		17,696
6.00% due 03/01/2027	20,665		23,234
6.00% due 12/01/2033	2,128		2,433
6.00% due 05/01/2034	8,690		9,900
6.00% due 08/01/2034	720		823
6.00% due 06/01/2040	4,665		5,291
6.00% due July TBA	300,000		337,631
6.50% due 11/01/2035	6,471		7,320
6.50% due 10/01/2037	1,993		2,220
7.00% due 06/01/2037	16,627		18,797
Fannie Mae Connecticut Avenue Securities FRS
Series 2016-C07, Class 2M2
5.57% due 05/25/2029(4)	70,142		76,981
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA
2.00% due 08/25/2040(4)	7,875		7,814
Series 2017-C01, Class 1M2
4.77% due 07/25/2029 FRS(4)	35,000		36,962
			9,868,881
Government National Mtg. Assoc. — 5.2%
3.00% due July TBA	1,000,000		1,010,078
3.00% due August TBA	300,000		302,584
3.50% due July TBA	300,000		310,735
3.50% due August TBA	200,000		206,844
4.00% due 10/15/2040	21,745		23,121
4.00% due 02/15/2041	18,006		19,008
4.00% due 09/15/2041	16,793		17,733
4.00% due 10/15/2041	9,174		9,659
4.50% due 06/15/2041	195,805		212,113
5.00% due 01/15/2033	2,071		2,283
5.00% due 01/15/2040	52,502		58,495
5.00% due July TBA	300,000		326,906
5.50% due 04/15/2036	84,947		94,900
6.00% due 02/15/2033	16,917		19,071
6.50% due 07/15/2028	84,953		93,284
6.50% due 08/15/2028	4,851		5,385
6.50% due 09/15/2028	11,497		13,245
6.50% due 11/15/2028	16,872		18,806
7.00% due 01/15/2033	6,699		7,894
7.00% due 05/15/2033	9,455		11,120
7.00% due 11/15/2033	4,331		5,097
8.00% due 02/15/2030	1,769		1,976
8.50% due 11/15/2017	1		1
9.00% due 11/15/2021	142		154
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(4)	287		318
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	3,058		3,524
Series 2005-74, Class HC
7.50% due 09/16/2035(4)	2,057		2,421
			2,776,755
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000		12,061
Total U.S. Government Agencies (cost $16,620,214)			16,628,293
U.S. GOVERNMENT TREASURIES — 15.3%
United States Treasury Bonds — 1.8%
2.50% due 02/15/2045(11)	150,000		139,987
3.00% due 05/15/2045(8)	370,000		381,259
3.00% due 11/15/2045	97,000		99,906
5.00% due 05/15/2037	256,000		351,250
			972,402
United States Treasury Notes — 13.5%
0.13% due 07/15/2024 TIPS(9)	1,020,443		1,002,347
0.25% due 01/15/2025 TIPS(9)	1,327,512		1,303,936
1.13% due 02/28/2019	1,034,000		1,030,082
1.25% due 10/31/2021	422,000		412,208
1.50% due 08/15/2026	403,000		377,010
1.63% due 03/15/2020	734,000		736,322
1.88% due 02/28/2022	1,457,000		1,458,764
2.25% due 02/15/2027	852,000		848,040
			7,168,709
Total U.S. Government Treasuries (cost $8,144,444)			8,141,111
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Banks-Special Purpose — 0.3%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*	200,000		195,500
Sovereign — 0.9%
Federative Republic of Brazil Notes 10.00% due 01/01/2023	BRL	193,000	57,622
Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	1,055,000	37,853

19

Republic of Venezuela Senior Notes 7.75% due 10/13/2019	14,000		7,105
Sultanate of Oman Senior Notes 5.38% due 03/08/2027*	200,000		204,500
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,680,800	89,247
United Mexican States Senior Notes 5.75% due 10/12/2110	70,000		72,625
			468,952
Total Foreign Government Obligations (cost $660,405)			664,452
OPTIONS — PURCHASED†(2)(13) — 0.0%
Put Options — Purchased	CNH	288,000	521
Put Options — Purchased	TRY	18,000	6,600
Put Options — Purchased	ZAR	73,000	18
Total Options Purchased (Cost $7,499)			7,139
Total Long-Term Investment Securities (cost $61,803,836)			64,044,208
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Foreign Government Obligations — 1.5%
Government of Japan Bills (0.20)% due 07/10/2017	JPY	48,700,000	432,992
Republic of Argentina Bills 2.56% due 07/14/2017	30,825		30,807
Republic of Argentina Bills 2.80% due 11/24/2017	10,992		10,867
Republic of Argentina Bills 2.81% due 11/10/2017	10,893		10,782
Republic of Argentina Bills 2.81% due 01/26/2018	25,165		24,739
Republic of Argentina Bills 3.06% due 06/15/2018	120,650		117,132
Republic of Argentina Bills 3.13% due 05/24/2018	36,194		35,162
Republic of Argentina Bills 3.17% due 12/15/2017	65,528		64,664
Republic of Argentina Bills 3.30% due 04/27/2018	65,521		63,836
			790,981
U.S. Government Agencies — 0.2%
Federal Home Loan Bank 0.65% due 07/03/2017	100,000		99,996
Total Short-Term Investment Securities (cost $900,711)			890,977
REPURCHASE AGREEMENTS — 3.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)	390,000		390,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	325,000		325,000
BNP Paribas SA Joint Repurchase Agreement(14)	560,000		560,000
Deutsche Bank AG Joint Repurchase Agreement(14)	130,000		130,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	490,000		490,000
Total Repurchase Agreements (cost $1,895,000)			1,895,000
TOTAL INVESTMENTS (cost $64,599,547)(15)	125.7%		66,830,185
Liabilities in excess of other assets	(25.7)		(13,681,312)
NET ASSETS	100.0%		$53,148,873

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $12,850,485 representing 24.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $633,576 representing 1.2% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	Denominated in United States dollars unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

20

(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,980	$744.95	0.01%

(13)	Options — Purchased

Options-Purchased
	Expiration	Strike	Notional	Premiums	Value at	Unrealized Appreciation
Issue	Month	Price	Amount	Paid	June 30, 2017	(Depreciation)
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	April 2018	$3.71	9,000	$2,273	$4,264	$1,991
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	May 2018	3.54	9,000	2,160	2,336	176
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	July 2017	6.79	288,000	1,699	521	(1,178)
Put option to sell South African Rand in exchange for U.S. Dollars with Goldman Sachs International	July 2017	12.79	73,000	1,367	18	(1,349)
				$7,499	$7,139	$(360)

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

JPY — Japanese Yen

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

21

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
5	Short	Long Gilt Future	September 2017	832,298	817,743	14,555
15	Short	U.S. Treasury 2 Year Notes	September 2017	3,247,031	3,241,641	5,390
41	Long	U.S. Treasury 5 Year Notes	September 2017	4,841,797	4,831,274	(10,523)
1	Long	U.S. Treasury Long Bonds	September 2017	152,281	153,688	1,407
52	Short	U.S. Treasury 10 Year Notes	September 2017	6,539,438	6,527,625	11,813
9	Long	U.S. Treasury Ultra Bonds	September 2017	1,475,562	1,492,875	17,313
4	Long	U.S. Treasury 10 Year Ultra Bonds	September 2017	539,202	539,250	48
						$40,003

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	48,700,000	USD	443,075	07/10/2017	$9,996	$—

Bank of America, N.A.	ARS	674,000	USD	39,858	09/20/2017	903	—

BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	566	—

Citibank N.A.	USD	87,386	RON	370,000	08/28/2017	5,446	—
	USD	6,577	EGP	122,000	03/06/2018	—	(254)
	USD	16,811	EGP	330,000	03/29/2018	168	—
						5,614	(254)
Goldman Sachs International	BRL	197,000	USD	59,520	09/05/2017	815	—
	EGP	222,000	USD	11,426	03/06/2018	—	(79)
	EGP	330,000	USD	16,888	03/29/2018	—	(90)
	USD	5,271	EGP	100,000	03/06/2018	—	(89)
						815	(258)
JPMorgan Chase Bank	RON	230,000	USD	58,703	08/28/2017	997	—

Royal Bank of Canada	MXN	1,603,000	USD	87,839	09/20/2017	572	—

Net Unrealized Appreciation (Depreciation)						$19,463	$(512)

ARS — Argentine Peso

BRL — Brazilian Real

EGP — Egyptian Pound

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

USD — United States Dollar

22

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound	1.00%	$9,955	$18,445
USD	300	06/07/2027	3 Months LIBOR	2.12	—	3,911
USD	300	06/07/2027	3 Months LIBOR	2.12	—	4,033
USD	335	06/07/2027	3 Months LIBOR	2.12	—	4,291
USD	340	06/07/2027	3 Months LIBOR	2.12	—	4,448
						35,128

Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection(1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2017(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Republic of Turkey Senior Notes 11.88% due 01/15/2030	(1.00)%	6/20/2022	Goldman Sachs International	1.93%	$102	$5,436	$(1,082)

Over the Counter Cross-Currency Interest Rate Swap Contracts
		Rates Exchanged		Value
Swap Counterparty	Termination Date	Receive	Pay	Notional Amount of currency Received (000’s)		Notional Amount of currency Delivered(000’s)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CNH	375	$55	$(1,290)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

OIS — Overnight Index Swap

USD — United States Dollar

23

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$2,980	$2,980
Other Industries	8,618,100	—	—	8,618,100
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	763,232	—	763,232
Asset Backed Securities:
Diversified Financial Services	—	14,176,436	264,255	14,440,691
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,939	2	10,941
Other Industries	—	11,671,019	—	11,671,019
Foreign Corporate Bonds & Notes	—	2,351,013	—	2,351,013
Municipal Bond & Notes	—	745,236	—	745,236
U.S. Government Agencies	—	16,628,293	—	16,628,293
U.S. Government Treasuries	—	8,141,111	—	8,141,111
Foreign Government Obligations	—	664,452	—	664,452
Options-Purchased	—	7,139	—	7,139
Short-Term Investment Securities	—	890,977	—	890,977
Repurchase Agreements	—	1,895,000	—	1,895,000
Total Investments at Value	$8,618,100	$57,944,847	$267,238	$66,830,185

Other Financial Instruments:†
Futures Contracts	$50,526	$—	$—	$50,526
Forward Foreign Currency Contracts	—	19,463	—	19,463
Centrally Cleared Interest Rate Swap Contracts	—	35,128	—	35,128
Total Other Financial Instruments	$50,526	$54,591	$—	$105,117

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,523	$—	$—	$10,523
Forward Foreign Currency Contracts	—	512	—	512
Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection	—	1,082	—	1,082
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	1,290	—	1,290
Total Other Financial Instruments	$10,523	$2,884	$—	$13,407

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 (unaudited)

Security Description	Shares/ Principal Amount(17)	Value (Note 1)
COMMON STOCKS — 72.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	1,500	$36,900
WPP PLC	149	3,132
		40,032
Advertising Services — 0.0%
Hakuhodo DY Holdings, Inc.	900	11,931
Aerospace/Defense — 1.1%
MTU Aero Engines AG	60	8,463
Northrop Grumman Corp.	2,300	590,433
Raytheon Co.	3,579	577,937
Spirit AeroSystems Holdings, Inc., Class A	2,600	150,644
Thales SA	223	24,003
		1,351,480
Aerospace/Defense-Equipment — 0.5%
Airbus SE	327	26,891
L3 Technologies, Inc.	3,700	618,196
		645,087
Agricultural Operations — 0.2%
Bunge, Ltd.	2,900	216,340
Airlines — 0.7%
ANA Holdings, Inc.	23,000	79,833
Dart Group PLC	1,798	14,414
Delta Air Lines, Inc.	11,700	628,758
Deutsche Lufthansa AG	609	13,859
easyJet PLC	617	10,921
International Consolidated Airlines Group SA	3,378	26,811
Japan Airlines Co., Ltd.	600	18,532
Qantas Airways, Ltd.	20,904	91,902
		885,030
Airport Development/Maintenance — 0.0%
Aena SA*	79	15,416
Apparel Manufacturers — 0.4%
Carter’s, Inc.	700	62,265
Ralph Lauren Corp.	6,700	494,460
		556,725
Appliances — 0.1%
Coway Co., Ltd.	550	49,993
Electrolux AB, Series B	1,637	53,649
		103,642
Applications Software — 2.8%
Citrix Systems, Inc.†	3,900	310,362
Intuit, Inc.	3,500	464,835
Microsoft Corp.	40,172	2,769,056
		3,544,253
Athletic Footwear — 0.0%
adidas AG	131	25,099
Yue Yuen Industrial Holdings, Ltd.	7,000	29,049
		54,148
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	2,100	88,137
Audio/Video Products — 0.0%
Panasonic Corp.	100	1,355
Sony Corp.	900	34,296
		35,651
Auto-Cars/Light Trucks — 0.3%
Fiat Chrysler Automobiles NV†	5,731	60,417
Ford Motor Co.	2,800	31,332
Mazda Motor Corp.	2,500	34,852
Nissan Motor Co., Ltd.	400	3,976
Peugeot SA	6,149	122,658
Renault SA	631	57,115
Suzuki Motor Corp.	200	9,478
		319,828
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	9,600	360,096
JTEKT Corp.	2,100	30,658
Lear Corp.	1,400	198,912
Magna International, Inc.	17	787
Minth Group, Ltd.	8,000	33,916
Nemak SAB de CV*	50,517	48,572
Nexteer Automotive Group, Ltd.	17,000	26,651
Rheinmetall AG	160	15,190
Valeo SA	1,470	99,042
Visteon Corp.†	1,100	112,266
		926,090
Banks-Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd.	187	4,128
Banco Macro SA ADR	990	91,268
Bank of China, Ltd.	208,000	102,036
Bank of Ireland†	4,782	1,256
Bank Tabungan Negara Persero Tbk PT(20)	287,800	56,004
China Construction Bank Corp.	120,000	92,988
Credicorp, Ltd.	703	126,111
Danske Bank A/S	48	1,846
DNB ASA	4,330	73,647
Dubai Islamic Bank PJSC(20)	37,029	57,381
East West Bancorp, Inc.	1,600	93,728
First Hawaiian, Inc.	3,900	119,418
Grupo Supervielle SA ADR	2,865	51,799
HDFC Bank, Ltd. ADR	1,123	97,667
Industrial & Commercial Bank of China, Ltd.	205,000	138,374
ING Groep NV	1,951	33,648
Itau Unibanco Holding SA ADR	8,417	93,008
Popular, Inc.	2,800	116,788
Resona Holdings, Inc.	19,200	105,581
Sberbank of Russia PJSC ADR	13,483	139,549
Skandinaviska Enskilda Banken AB, Class A	125	1,512
State Bank of India GDR	1,308	55,590
Sumitomo Mitsui Financial Group, Inc.	4,800	186,879
Sumitomo Mitsui Trust Holdings, Inc.	1,200	42,879
Swedbank AB, Class A	59	1,438
TCF Financial Corp.	3,700	58,978
Turkiye Garanti Bankasi AS	16,730	46,551
Woori Bank	2,018	32,541
		2,022,593
Banks-Special Purpose — 0.1%
Industrial Bank of Korea	6,493	80,868

1

Banks-Super Regional — 0.3%
Moneta Money Bank AS*	13,123	43,955
SunTrust Banks, Inc.	5,100	289,272
		333,227
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	1,600	76,832
Beverages-Non-alcoholic — 1.1%
Coca-Cola Amatil, Ltd.	17,473	123,957
Dr Pepper Snapple Group, Inc.	1,300	118,443
PepsiCo, Inc.	9,600	1,108,704
		1,351,104
Brewery — 0.2%
Heineken Holding NV	1,548	141,886
Heineken NV	232	22,558
Thai Beverage PCL	38,800	25,364
		189,808
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	21,800	563,094
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	32	1,710
Lindab International AB	1,425	15,544
Owens Corning	2,700	180,684
		197,938
Building & Construction-Misc. — 0.5%
Bouygues SA	3,280	138,312
China Communications Construction Co., Ltd., Class H	30,000	38,655
China State Construction International Holdings, Ltd.	26,000	44,491
CIMIC Group, Ltd.	3,711	110,782
Hochtief AG	726	133,004
Kajima Corp.	4,000	33,714
Kumagai Gumi Co., Ltd.	11,000	35,306
Taisei Corp.	7,000	63,854
		598,118
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	530	22,981
Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	4,138	38,980
CRH PLC	46	1,627
LafargeHolcim, Ltd.	411	23,531
		64,138
Building Products-Doors & Windows — 0.0%
Asahi Glass Co., Ltd.	400	16,822
Building Products-Wood — 0.2%
Masco Corp.	5,700	217,797
Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	3,329	128,610
Mota-Engil SGPS SA	10,588	29,386
Promotora y Operadora de Infraestructura SAB de CV	5,283	63,109
Vinci SA	45	3,841
		224,946
Building-Maintenance & Services — 0.0%
ISS A/S	1,084	42,575
Building-Residential/Commercial — 0.4%
Barratt Developments PLC	7,315	53,687
Berkeley Group Holdings PLC	193	8,112
MRV Engenharia e Participacoes SA	11,751	47,956
NVR, Inc.†	60	144,637
Persimmon PLC	1,809	52,824
Sekisui Chemical Co., Ltd.	2,600	46,487
Taylor Wimpey PLC	61,303	140,685
		494,388
Cable/Satellite TV — 0.2%
Altice NV, Class A†	894	20,626
Cable One, Inc.	100	71,090
SFR Group SA†	28	948
Sky PLC	11,805	152,832
		245,496
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	4,191	72,670
Cellular Telecom — 0.2%
NTT DOCOMO, Inc.	500	11,789
Safaricom, Ltd.	327,031	70,957
Telstra Corp., Ltd.	39,071	129,129
Turkcell Iletisim Hizmetleri AS	9,989	32,876
Vodafone Group PLC	1,323	3,752
		248,503
Chemicals-Diversified — 0.6%
Akzo Nobel NV	199	17,294
Asahi Kasei Corp.	6,000	64,414
BASF SE	2,199	203,665
Celanese Corp., Series A	400	37,976
Covestro AG*	615	44,400
Evonik Industries AG	3,555	113,629
Grand Pacific Petrochemical	49,000	34,148
Hansol Chemical Co., Ltd.	433	26,870
Hanwha Chem Corp.	1,116	29,457
Hitachi Chemical Co., Ltd.	1,400	41,698
Kuraray Co., Ltd.	2,800	50,735
LANXESS AG	25	1,893
Mitsubishi Chemical Holdings Corp.	8,000	66,155
Mitsubishi Gas Chemical Co., Inc.	1,400	29,562
		761,896
Chemicals-Plastics — 0.0%
Formosa Plastics Corp.	12,000	36,568
Chemicals-Specialty — 0.1%
Albemarle Corp.	152	16,042
Cabot Corp.	900	48,087
Shin-Etsu Chemical Co., Ltd.	400	36,221
		100,350
Coatings/Paint — 0.4%
Sherwin-Williams Co.	1,300	456,248
Commercial Services — 0.3%
CoreLogic, Inc.†	900	39,042

2

Quanta Services, Inc.†	5,800	190,936
RELX NV	1,659	34,107
RELX PLC	805	17,404
ServiceMaster Global Holdings, Inc.†	1,600	62,704
		344,193
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	400	34,948
Square, Inc., Class A†	18,300	429,318
TransUnion†	3,100	134,261
Vantiv, Inc., Class A†	1,200	76,008
		674,535
Computer Aided Design — 0.1%
Synopsys, Inc.†	2,100	153,153
Computer Data Security — 0.2%
Fortinet, Inc.†	5,900	220,896
Computer Services — 0.8%
Amdocs, Ltd.	3,900	251,394
Atos SE	1,158	162,549
Dell Technologies, Inc., Class V†	2,600	158,886
DST Systems, Inc.	800	49,360
DXC Technology Co.	4,698	360,430
		982,619
Computers — 2.7%
Apple, Inc.	20,022	2,883,568
HP, Inc.	31,600	552,368
		3,435,936
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	1,000	7,360
NCR Corp.†	2,700	110,268
Otsuka Corp.	600	37,181
		154,809
Computers-Memory Devices — 0.0%
TDK Corp.	400	26,281
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,000	97,620
Qualicorp SA	5,350	46,348
		143,968
Consumer Products-Misc. — 0.8%
Clorox Co.	2,600	346,424
Kimberly-Clark Corp.	4,900	632,639
Spectrum Brands Holdings, Inc.	700	87,528
		1,066,591
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	7,400	441,484
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	2,300	256,197
RPC Group PLC	1,651	16,171
		272,368
Cosmetics & Toiletries — 0.4%
Beiersdorf AG	159	16,715
CLIO Cosmetics Co., Ltd.	726	24,620
Kao Corp.	2,800	166,096
Procter & Gamble Co.	2,200	191,730
Shiseido Co., Ltd.	500	17,755
Unilever NV CVA	373	20,585
Unilever PLC	122	6,602
		444,103
Cruise Lines — 0.1%
Carnival PLC	2,271	150,259
Data Processing/Management — 0.1%
CompuGroup Medical SE	425	23,848
Dun & Bradstreet Corp.	1,400	151,410
		175,258
Diagnostic Equipment — 0.3%
Danaher Corp.	3,700	312,243
Dialysis Centers — 0.0%
Fresenius SE & Co. KGaA	308	26,405
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	1,100	347,721
Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	3,700	113,331
Pool Corp.	300	35,271
Watsco, Inc.	1,100	169,620
WESCO International, Inc.†	800	45,840
Wolseley PLC	27	1,657
		365,719
Diversified Banking Institutions — 4.8%
Banco Santander SA	12,879	85,199
BNP Paribas SA	1,888	135,981
Citigroup, Inc.	26,200	1,752,256
Credit Agricole SA	4,789	77,041
Credit Suisse Group AG	61	882
Goldman Sachs Group, Inc.	5,400	1,198,260
HSBC Holdings PLC	3,807	35,289
JPMorgan Chase & Co.	22,889	2,092,055
Lloyds Banking Group PLC	778	670
Mitsubishi UFJ Financial Group, Inc.	28,200	189,245
Mizuho Financial Group, Inc.	92,100	168,192
Morgan Stanley	4,400	196,064
Natixis SA	216	1,450
Societe Generale SA	3,205	172,450
UBS Group AG	85	1,440
UniCredit SpA†	1,304	24,351
		6,130,825
Diversified Financial Services — 0.2%
Burford Capital, Ltd.	2,358	27,671
CTBC Financial Holding Co., Ltd.	102,000	66,893
DGB Financial Group, Inc.	3,794	39,129
Hana Financial Group, Inc.	1,431	56,595
Shinhan Financial Group Co., Ltd.	1,558	67,132
		257,420
Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	1,200	114,480
Crane Co.	500	39,690
Parker-Hannifin Corp.	2,200	351,604

3

Siemens AG	279	38,351
		544,125
Diversified Minerals — 0.0%
Iluka Resources, Ltd.	2,251	15,017
Diversified Operations — 0.1%
Industrivarden AB, Class A	2,461	62,659
Itausa - Investimentos Itau SA	7	18
Itausa - Investimentos Itau SA (Preference Shares)	12,713	34,614
Wharf Holdings, Ltd.	4,000	33,148
		130,439
Drug Delivery Systems — 0.0%
Clinigen Group PLC	2,317	25,983
E-Commerce/Products — 0.6%
Alibaba Group Holding, Ltd. ADR†	2,730	384,657
Amazon.com, Inc.†	13	12,584
Delivery Hero AG†*	1,331	42,262
eBay, Inc.†	9,193	321,019
		760,522
E-Commerce/Services — 0.0%
Liberty Ventures, Series A†	800	41,832
E-Services/Consulting — 0.0%
SMS Co., Ltd.	900	27,286
Educational Software — 0.0%
Instructure, Inc.†	258	7,611
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	6,200	169,756
Innogy SE*	703	27,673
PPL Corp.	2,400	92,784
		290,213
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†	1,362	1,385
Electric-Integrated — 1.5%
American Electric Power Co., Inc.	5,300	368,191
Edison International	500	39,095
Endesa SA	2,922	67,315
Enel SpA	35,095	188,153
Entergy Corp.	8,100	621,837
Exelon Corp.	8,300	299,381
FirstEnergy Corp.	10,300	300,348
Iberdrola SA	2,658	21,048
RWE AG†	64	1,275
SSE PLC	114	2,157
Tohoku Electric Power Co., Inc.	3,000	41,476
		1,950,276
Electronic Components-Misc. — 0.2%
Casetek Holdings, Ltd.	14,000	46,943
Elite Material Co., Ltd.	9,000	43,639
Hon Hai Precision Industry Co., Ltd.	27,000	103,846
Hoya Corp.	1,000	51,860
SCREEN Holdings Co., Ltd.	300	20,004
Sodick Co, Ltd.	1,000	11,603
		277,895
Electronic Components-Semiconductors — 1.1%
Rohm Co., Ltd.	200	15,346
Samsung Electronics Co., Ltd.	207	430,048
Samsung Electronics Co., Ltd. (Preference Shares)	30	48,822
SK Hynix, Inc.	1,484	87,420
Texas Instruments, Inc.	11,100	853,923
		1,435,559
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,300	183,872
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	5,100	302,481
FLIR Systems, Inc.	2,200	76,252
Sartorius AG (Preference Shares)	201	19,394
		398,127
Energy-Alternate Sources — 0.1%
Vestas Wind Systems A/S	675	62,312
Engineering/R&D Services — 0.2%
CTCI Corp.	29,000	49,382
Jacobs Engineering Group, Inc.	2,700	146,853
Kyudenko Corp.	700	25,050
		221,285
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,200	519,104
Enterprise Software/Service — 0.0%
Chinasoft International, Ltd.	78,000	41,361
RIB Software AG	900	15,203
		56,564
Entertainment Software — 0.0%
UBISOFT Entertainment SA†	195	11,065
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	8,700	181,830
Finance-Credit Card — 0.2%
Discover Financial Services	4,800	298,512
Finance-Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.	3,000	17,759
E*TRADE Financial Corp.†	10,500	399,315
Raymond James Financial, Inc.	600	48,132
		465,206
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,500	62,779
ORIX Corp.	11,300	174,812
		237,591
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	2,300	96,002
Food-Catering — 0.2%
Aramark	4,400	180,312
Compass Group PLC	1,754	37,006
		217,318

4

Food-Confectionery — 0.2%
Hershey Co.	2,900	311,373
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	8,500	532,355
WH Group, Ltd.*	85,000	85,790
		618,145
Food-Misc./Diversified — 1.0%
Associated British Foods PLC	737	28,183
Campbell Soup Co.	4,600	239,890
Conagra Brands, Inc.	7,000	250,320
Greencore Group PLC	3,848	12,329
Ingredion, Inc.	1,400	166,894
Kerry Group PLC, Class A	358	30,802
Lamb Weston Holdings, Inc.	2,500	110,100
Nestle SA	1,322	115,049
Nomad Foods, Ltd.†	937	13,221
Orkla ASA	2,451	24,910
Pinnacle Foods, Inc.	2,400	142,560
Tate & Lyle PLC	14,789	127,514
Wilmar International, Ltd.	11,700	28,469
		1,290,241
Food-Retail — 0.5%
BIM Birlesik Magazalar AS	1,959	36,330
Cia Brasileira de Distribuicao ADR†	1,939	37,907
Dino Polska SA†*	3,495	44,224
J Sainsbury PLC	19,679	64,513
Koninklijke Ahold Delhaize NV	3,638	69,557
METRO AG	4,094	138,198
Seven & i Holdings Co., Ltd.	100	4,115
WM Morrison Supermarkets PLC	44,917	141,107
X5 Retail Group NV GDR†	2,141	74,186
		610,137
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	8,200	412,706
Funeral Services & Related Items — 0.0%
Fu Shou Yuan International Group, Ltd.	22,000	13,272
Gambling (Non-Hotel) — 0.1%
Bloomberry Resorts Corp.†	152,700	27,992
International Game Technology PLC	1,300	23,790
Tabcorp Holdings, Ltd.	23,496	78,918
		130,700
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	1,400	125,244
Toro Co.	1,200	83,148
		208,392
Gas-Distribution — 0.6%
Centrica PLC	52,616	137,196
Gas Natural SDG SA	502	11,748
NiSource, Inc.	7,800	197,808
UGI Corp.	8,050	389,701
Vectren Corp.	900	52,596
		789,049
Gold Mining — 0.1%
Newmont Mining Corp.	4,900	158,711
Hazardous Waste Disposal — 0.0%
Tervita Corp.†(1)(7)	10	71
Hotels/Motels — 0.1%
Dalata Hotel Group PLC†	5,068	27,900
Hyatt Hotels Corp., Class A†	800	44,968
		72,868
Human Resources — 0.3%
Adecco Group AG	1,865	141,786
ManpowerGroup, Inc.	1,500	167,475
Randstad Holding NV	662	38,652
		347,913
Import/Export — 0.3%
ITOCHU Corp.	10,400	154,324
Marubeni Corp.	19,700	127,124
Mitsubishi Corp.	100	2,095
Toyota Tsusho Corp.	2,900	86,761
		370,304
Industrial Audio & Video Products — 0.0%
Merry Electronics Co., Ltd.	5,000	31,065
Industrial Automated/Robotic — 0.0%
Hollysys Automation Technologies, Ltd.	2,488	41,326
Insurance-Life/Health — 1.4%
Aflac, Inc.	5,100	396,168
AIA Group, Ltd.	17,600	128,605
Challenger, Ltd.	4,360	44,704
China Life Insurance Co., Ltd.	48,000	47,811
Discovery, Ltd.	4,616	45,135
Lincoln National Corp.	3,100	209,498
NN Group NV	3,422	121,630
Prudential Financial, Inc.	4,900	529,886
Prudential PLC	173	3,968
Swiss Life Holding AG	409	138,025
Unum Group	3,300	153,879
		1,819,309
Insurance-Multi-line — 1.2%
Allianz SE	1,122	220,929
Allstate Corp.	4,900	433,356
American Financial Group, Inc.	500	49,685
AXA SA	6,142	168,011
Chubb, Ltd.	19	2,762
Hartford Financial Services Group, Inc.	6,200	325,934
Mapfre SA	10,882	38,008
Ping An Insurance Group Co. of China, Ltd.	20,000	131,797
Voya Financial, Inc.	2,900	106,981
		1,477,463
Insurance-Property/Casualty — 0.2%
Admiral Group PLC	530	13,827
Dongbu Insurance Co., Ltd.	515	30,608
Hyundai Marine & Fire Insurance Co., Ltd.	1,025	35,252
Insurance Australia Group, Ltd.	421	2,194
Travelers Cos., Inc.	1,300	164,489
		246,370

5

Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	600	29,910
Muenchener Rueckversicherungs-Gesellschaft AG	738	148,815
Reinsurance Group of America, Inc.	700	89,873
SCOR SE	57	2,260
Swiss Re AG	1,764	161,241
Validus Holdings, Ltd.	1,200	62,364
		494,463
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	11,200	400,520
Internet Connectivity Services — 0.0%
Com Hem Holding AB	985	13,679
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	4,080	615,998
NCSoft Corp.	170	56,387
		672,385
Internet Content-Information/News — 0.0%
Mixi, Inc.	600	33,341
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,600	203,296
Investment Companies — 0.1%
Investor AB, Class B	3,669	176,815
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,900	369,141
Amundi SA*	318	23,009
Hamilton Lane, Inc., Class A	422	9,280
		401,430
Machinery-Construction & Mining — 0.2%
Atlas Copco AB, Class A	903	34,621
Komatsu, Ltd.	900	22,841
Oshkosh Corp.	1,900	130,872
		188,334
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,000	97,500
SMC Corp.	100	30,362
		127,862
Medical Instruments — 0.0%
Bruker Corp.	1,500	43,260
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.	200	14,439
Medical Products — 0.3%
Baxter International, Inc.	6,100	369,294
Medical-Biomedical/Gene — 2.0%
Celgene Corp.†	8,700	1,129,869
Charles River Laboratories International, Inc.†	1,100	111,265
Gilead Sciences, Inc.	19,100	1,351,898
		2,593,032
Medical-Drugs — 4.1%
Astellas Pharma, Inc.	4,900	59,880
AstraZeneca PLC	1,068	71,429
Bayer AG	2,161	279,399
China Traditional Chinese Medicine Holdings Co., Ltd.	82,000	47,263
Eli Lilly & Co.	7,700	633,710
GlaxoSmithKline PLC	10,731	228,587
Jazz Pharmaceuticals PLC†	75	11,662
Johnson & Johnson	15,500	2,050,495
Merck & Co., Inc.	12,000	769,080
Mitsubishi Tanabe Pharma Corp.	3,400	78,474
Novartis AG	1,501	124,914
Richter Gedeon Nyrt	2,521	65,885
Roche Holding AG	1,153	293,631
Sanofi	2,649	253,420
Shanghai Fosun Pharmaceutical Group Co., Ltd.	12,000	46,494
Shionogi & Co., Ltd.	2,300	127,990
Shire PLC	493	27,212
ST Pharm Co., Ltd.	738	26,801
		5,196,326
Medical-Generic Drugs — 0.0%
Taro Pharmaceutical Industries, Ltd.†	136	15,240
Medical-HMO — 1.4%
UnitedHealth Group, Inc.	8,400	1,557,528
WellCare Health Plans, Inc.†	1,300	233,428
		1,790,956
Medical-Wholesale Drug Distribution — 1.0%
Alfresa Holdings Corp.	600	11,560
AmerisourceBergen Corp.	4,900	463,197
McKesson Corp.	4,300	707,522
Medipal Holdings Corp.	2,700	49,883
Premier, Inc., Class A†	1,400	50,400
		1,282,562
Metal Processors & Fabrication — 0.1%
NSK, Ltd.	100	1,247
Timken Co.	2,100	97,125
		98,372
Metal-Aluminum — 0.1%
Alcoa Corp.	443	14,464
United Co. RUSAL PLC	118,000	57,735
		72,199
Metal-Diversified — 0.1%
Boliden AB	3,776	103,043
Glencore PLC	335	1,253
Rio Tinto PLC	1,278	53,964
Rio Tinto, Ltd.	274	13,324
		171,584
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	3,607	14,472
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	900	44,064
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	100	2,577
Multimedia — 0.9%
Lagardere SCA	694	21,917
Naspers, Ltd., Class N	762	148,235

6

Walt Disney Co.	8,800	935,000
		1,105,152
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	400	12,092
Non-Hazardous Waste Disposal — 0.3%
China Water Affairs Group, Ltd.	152,000	91,502
Waste Management, Inc.	3,400	249,390
		340,892
Office Automation & Equipment — 0.0%
Xerox Corp.	1,475	42,377
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,900	167,903
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.	3,500	28,490
Rowan Cos. PLC, Class A†	2,800	28,672
		57,162
Oil Companies-Exploration & Production — 0.7%
Cimarex Energy Co.	3,300	310,233
Encana Corp.	2,019	17,764
Halcon Resources Corp.†	729	3,310
MWO Holdings LLC†(1)(7)	10	810
Parsley Energy, Inc., Class A†	18,700	518,925
QEP Resources, Inc.†	2,600	26,260
SandRidge Energy, Inc.†	323	5,559
		882,861
Oil Companies-Integrated — 1.3%
Cenovus Energy, Inc.	1,011	7,451
Cenovus Energy, Inc.(TSX)	956	7,048
Exxon Mobil Corp.	11,293	911,684
Lukoil PJSC ADR	2,025	98,617
Petroleo Brasileiro SA ADR†	2,947	23,547
Petroleo Brasileiro SA ADR (Preference Shares)†	1,778	13,264
PTT PCL	4,300	46,835
Repsol SA	9,122	139,610
Royal Dutch Shell PLC, Class A (BATS)	902	23,907
Royal Dutch Shell PLC, Class A (Euronext)	135	3,583
Royal Dutch Shell PLC, Class B	3,066	82,362
Suncor Energy, Inc.	113	3,302
TOTAL SA	4,975	245,954
		1,607,164
Oil Refining & Marketing — 0.5%
Valero Energy Corp.	9,900	667,854
Oil-Field Services — 0.3%
Baker Hughes a GE Co., LLC	7,000	381,570
Superior Energy Services, Inc.†	2,200	22,946
		404,516
Paper & Related Products — 0.1%
Mondi, Ltd.	1,443	37,404
UPM-Kymmene Oyj	2,731	77,855
		115,259
Petrochemicals — 0.0%
LG Chem, Ltd.	174	44,255
Photo Equipment & Supplies — 0.0%
Sunny Optical Technology Group Co., Ltd.	3,000	26,897
Pipelines — 0.8%
ONEOK, Inc.	8,500	443,360
Williams Cos., Inc.	17,900	542,012
		985,372
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	5,000	55,479
LSC Communications, Inc.	1,300	27,820
RR Donnelley & Sons Co.	2,066	25,908
Toppan Printing Co., Ltd.	6,000	65,721
		174,928
Private Equity — 0.2%
3i Group PLC	17,588	206,740
Eurazeo SA	21	1,576
Kennedy-Wilson Holdings, Inc.	646	12,306
		220,622
Public Thoroughfares — 0.0%
EcoRodovias Infraestrutura e Logistica SA	9,574	29,911
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	700	36,925
Publishing-Newspapers — 0.1%
News Corp., Class A	5,100	69,870
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	1,317	55,754
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	2,800	117,544
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	6,700	142,643
Annaly Capital Management, Inc.	14,500	174,725
Apartment Investment & Management Co., Class A	2,100	90,237
Apple Hospitality REIT, Inc.	3,300	61,743
Brandywine Realty Trust	3,000	52,590
Brixmor Property Group, Inc.	5,400	96,552
Camden Property Trust	1,600	136,816
Chimera Investment Corp.	3,400	63,342
Colony NorthStar, Inc., Class A	7,900	111,311
Duke Realty Corp.	4,700	131,365
Equity Commonwealth†	1,200	37,920
Equity LifeStyle Properties, Inc.	700	60,438
Equity Residential	4,300	283,069
Forest City Realty Trust, Inc., Class A	4,000	96,680
Gaming and Leisure Properties, Inc.	1,400	52,738
HCP, Inc.	7,200	230,112
Hibernia REIT PLC	15,999	25,126
Highwoods Properties, Inc.	1,800	91,278
Liberty Property Trust	1,800	73,278

7

MFA Financial, Inc.	4,500	37,755
Mid-America Apartment Communities, Inc.	400	42,152
Outfront Media, Inc.	1,900	43,928
Park Hotels & Resorts, Inc.	4,300	115,928
Quality Care Properties, Inc.†	2,300	42,113
Senior Housing Properties Trust	1,800	36,792
Spirit Realty Capital, Inc.	13,300	98,553
Starwood Property Trust, Inc.	4,100	91,799
Two Harbors Investment Corp.	5,400	53,514
VEREIT, Inc.	16,300	132,682
Viva Energy	106	185
WP Carey, Inc.	600	39,606
		2,746,970
Real Estate Management/Services — 0.0%
Foxtons Group PLC	5,122	6,321
Real Estate Operations & Development — 0.3%
Cheung Kong Property Holdings, Ltd.	12,000	93,987
China Resources Land, Ltd.	16,000	46,622
Kerry Properties, Ltd.	14,000	47,519
Mitsui Fudosan Co., Ltd.	100	2,383
New World Development Co., Ltd.	55,000	69,812
Nomura Real Estate Holdings, Inc.	1,400	27,434
Sun Hung Kai Properties, Ltd.	3,000	44,073
Wheelock & Co., Ltd.	13,000	98,073
		429,903
Recycling — 0.0%
Sunny Friend Environmental Technology Co., Ltd.	3,000	15,483
Rental Auto/Equipment — 0.0%
AerCap Holdings NV†	431	20,011
Localiza Rent a Car SA	2,700	36,797
		56,808
Retail-Apparel/Shoe — 0.6%
CCC SA	456	27,687
PVH Corp.	2,800	320,600
Ross Stores, Inc.	6,000	346,380
		694,667
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	3,900	72,228
Retail-Building Products — 1.3%
Home Depot, Inc.	2,700	414,180
Kingfisher PLC	28,868	113,061
Lowe’s Cos., Inc.	13,700	1,062,161
		1,589,402
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,000	85,960
Retail-Discount — 0.5%
Harvey Norman Holdings, Ltd.	18,179	53,374
Wal-Mart Stores, Inc.	7,600	575,168
		628,542
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	8,000	626,480
Retail-Major Department Stores — 0.7%
Marks & Spencer Group PLC	29,762	129,199
Matahari Department Store Tbk PT(20)	4,100	4,356
TJX Cos., Inc.	11,200	808,304
		941,859
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.	4,000	50,756
Robinsons Retail Holdings, Inc.	27,580	47,552
		98,308
Retail-Perfume & Cosmetics — 0.3%
Beauty Community PCL†	143,500	45,623
Ulta Beauty, Inc.†	1,100	316,074
		361,697
Retail-Restaurants — 1.3%
Darden Restaurants, Inc.	3,100	280,364
McDonald’s Corp.	7,800	1,194,648
Yum! Brands, Inc.	3,200	236,032
		1,711,044
Rubber-Tires — 0.1%
Hankook Tire Co., Ltd.	687	38,189
Toyo Tire & Rubber Co., Ltd.	1,100	22,386
		60,575
Satellite Telecom — 0.0%
Eutelsat Communications SA	553	14,123
Schools — 0.1%
China Maple Leaf Educational Systems, Ltd.	32,000	26,149
Ser Educacional SA*	7,100	52,507
		78,656
Security Services — 0.0%
Securitas AB, Class B	1,201	20,243
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	5,400	242,460
Taiwan Semiconductor Manufacturing Co., Ltd.	27,039	185,326
		427,786
Semiconductor Equipment — 0.9%
Aixtron SE†	2,191	15,402
Applied Materials, Inc.	23,300	962,523
ASML Holding NV	93	12,120
Teradyne, Inc.	4,800	144,144
		1,134,189
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	900	167,544
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA (Preference Shares)	9	1,239
Software Tools — 0.2%
VMware, Inc., Class A†	2,500	218,575
Steel-Producers — 0.3%
ArcelorMittal†	726	16,468

8

Reliance Steel & Aluminum Co.	1,200	87,372
Steel Dynamics, Inc.	8,200	293,642
voestalpine AG	665	30,989
		428,471
Telecom Services — 0.0%
BCE, Inc.	34	1,531
PCCW, Ltd.	8,000	4,549
Spark New Zealand, Ltd.	815	2,258
		8,338
Telecommunication Equipment — 0.3%
Juniper Networks, Inc.	13,000	362,440
Telephone-Integrated — 1.4%
BT Group PLC	10,193	39,131
KDDI Corp.	2,000	52,901
Nippon Telegraph & Telephone Corp.	3,600	169,958
Orange SA	3,095	49,100
SoftBank Group Corp.	300	24,264
Telecom Italia SpA RSP	1,545	1,138
Verizon Communications, Inc.	33,282	1,486,374
		1,822,866
Television — 0.0%
RTL Group SA	534	40,321
Tobacco — 0.3%
Altria Group, Inc.	3,100	230,857
British American Tobacco PLC	1,109	75,601
Imperial Brands PLC	56	2,515
Philip Morris International, Inc.	34	3,993
		312,966
Tools-Hand Held — 0.1%
Basso Industry Corp.	22,000	61,473
Toys — 0.3%
Bandai Namco Holdings, Inc.	900	30,647
Hasbro, Inc.	2,900	323,379
Nintendo Co., Ltd.	100	33,501
		387,527
Transactional Software — 0.1%
Amadeus IT Group SA	2,968	177,461
Transport-Rail — 1.1%
Central Japan Railway Co.	800	130,233
Norfolk Southern Corp.	3,400	413,780
Union Pacific Corp.	8,300	903,953
		1,447,966
Transport-Services — 0.2%
Deutsche Post AG	4,512	169,134
Royal Mail PLC	14,758	80,961
		250,095
Transport-Truck — 0.1%
Landstar System, Inc.	700	59,920
Travel Services — 0.0%
TUI AG	1,194	17,402
Water — 0.0%
Veolia Environnement SA	877	18,531
Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	3,021	2,808,563
Alphabet, Inc., Class C†	10	9,088
		2,817,651
Wireless Equipment — 0.0%
Nokia OYJ	4,916	30,135
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,200	54,456
Total Common Stocks (cost $82,773,874)		92,818,315
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	13,721
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.97%	580	15,196
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	132	3,553
Total Preferred Securities (cost $17,879)		18,749
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(2)	$9,000	9,158
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	85,000	93,667
		102,825
Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	5,000	5,560
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(2)	61,000	66,267
Citigroup, Inc. FRS 5.90% due 02/15/2023(2)	24,000	25,686
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(2)	168,000	186,375
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(2)	63,000	65,599
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(2)	30,000	34,012
		383,499

9

Diversified Manufacturing Operations — 0.1%
General Electric Co. FRS Series D 5.00% due 01/21/2021(2)	51,000	54,132
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	38,400
WEC Energy Group, Inc. FRS 3.29% due 05/15/2067	50,000	48,375
		86,775
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	39,220
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	52,763
MetLife, Inc. 6.40% due 12/15/2066	45,000	51,975
		104,738
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 4.15% due 03/07/2067*	10,000	9,750
Pipelines — 0.0%
TransCanada Trust FRS 5.30% due 03/15/2077	40,000	41,120
Total Preferred Securities/Capital Securities (cost $768,753)		822,059
ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.67% due 06/25/2046(3)	17,019	15,977
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(4)(5)(7)	397,614	4
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.43% due 11/10/2041*(4)(5)(7)	26,783	253
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.60% due 07/15/2029(4)(5)	46,774	1,023
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 2.17% due 09/10/2045*(4)(5)(7)	263,125	17,124
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(4)	44,000	46,109
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.15% due 05/25/2035(3)	40,258	41,160
Cobalt CMBS Commercial Mtg. Trust VRS Series 2007-C3, Class AJ 6.06% due 05/15/2046(4)	26,000	26,618
COMM Mtg. Trust VRS Series 2013-CR11, Class XA 1.31% due 08/10/2050(4)(5)	516,903	25,919
COMM Mtg. Trust VRS Series 2014-CR20, Class XA 1.32% due 11/10/2047(4)(5)	301,989	18,074
COMM Mtg. Trust VRS Series 2014-CR19, Class XA 1.40% due 08/10/2047(4)(5)	299,975	16,689
COMM Mtg. Trust VRS Series 2013-LC13, Class XA 1.50% due 08/10/2046(4)(5)	363,149	16,085
COMM Mtg. Trust VRS Series 2013-CR11, Class C 5.34% due 08/10/2050*(4)(7)	54,000	57,486
COMM Mtg. Trust VRS Series 2010-C1, Class D 6.30% due 07/10/2046*(4)(7)	41,000	43,795
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.62% due 12/10/2046*(4)(5)(7)	375,260	6
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.18% due 12/10/2047(4)(5)	436,350	22,203
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.31% due 05/10/2047(4)(5)	357,260	18,320
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.40% due 07/15/2047(4)(5)	122,613	6,517
Commerical Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(4)	20,000	20,323
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.61% due 12/10/2047(4)	59,000	57,595
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(4)	12,000	13,104
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.25% due 05/15/2038*(4)(5)(7)	13,781	1
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.43% due 09/15/2039*(4)(5)(7)	28,762	0
Credit Suisse Mtg. Capital Certs.VRS Series 2007-C1, Class AX 0.76% due 02/15/2040*(4)(5)(7)	139,981	2
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.44% due 04/15/2050(4)	36,000	36,421

10

CSMC Trust VRS Series 2016-NXSR, Class C 4.51% due 12/15/2049(4)	37,000	36,714
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.51% due 08/10/2044*(4)	100,000	103,447
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/2045*(4)(5)(7)	86,750	0
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(4)(5)(7)	154,621	427
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 0.89% due 05/10/2050(4)(5)	408,070	19,331
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.73% due 02/10/2046(4)(5)	891,584	60,014
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(4)	22,000	22,374
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(4)	15,000	14,855
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.80% due 06/10/2047(4)	56,000	57,706
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.38% due 09/12/2037*(4)(5)(7)	127,376	307
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(4)	19,000	18,651
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.19% due 01/15/2046(4)	62,000	61,605
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.29% due 12/15/2047(4)	50,000	49,827
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(4)	400	400
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.30% due 05/15/2045(4)	46,000	47,400
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 1.10% due 01/15/2047(4)(5)	938,194	39,652
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.22% due 07/15/2045(4)	82,000	78,885
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C25, Class C 4.60% due 11/15/2047(4)	57,000	56,118
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.72% due 08/15/2046(4)	56,000	56,372
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.82% due 04/15/2047(4)	36,000	37,176
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(4)	38,000	40,651
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(4)(5)(7)	36,021	2
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.48% due 11/15/2040*(4)(5)(7)	145,047	891
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.30% due 04/15/2041(4)	69,000	68,383
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.01% due 06/12/2043*(4)(5)(7)	59,781	0
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.98% due 02/25/2035(3)	12,989	13,217
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 3.37% due 07/15/2045*(4)(5)(6)(7)	19,388	268
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.16% due 05/15/2044*(4)(5)(6)(7)	5,120	238
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.40% due 08/15/2047(4)(5)	158,922	8,278
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 2.01% due 11/15/2045*(4)(5)	291,668	16,969
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(4)	19,000	19,275

11

Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.52% due 08/15/2046(4)	64,000	57,729
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.92% due 10/15/2046(4)	55,000	57,283
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 4.99% due 02/15/2047(4)	19,000	19,955
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	130,885
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.33% due 07/15/2049*(4)	58,000	57,929
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(4)(5)(7)	50,399	4
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.68% due 10/25/2044(3)	44,547	42,496
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.93% due 10/15/2045*(4)	34,000	32,721
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.53% due 12/15/2045(4)	36,000	35,393
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.49% due 03/15/2045*(4)(5)	297,643	14,336
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.51% due 03/15/2048*(4)(5)	164,310	8,309
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.97% due 12/15/2045*(4)(5)	196,968	13,134
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.23% due 11/15/2045*(4)(5)	143,794	10,613
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	18,000	18,372
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(4)	24,000	25,613
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(4)	67,000	72,265
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.63% due 08/15/2046(4)	56,000	56,934
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(4)	56,000	57,029
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.96% due 11/15/2045*(4)	44,000	42,330
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.98% due 06/15/2045*(4)	55,000	45,925
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4, Class E 5.41% due 06/15/2044*(4)	55,000	53,022
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.81% due 03/15/2044*(4)	34,000	31,381
Total Asset Backed Securities (cost $3,135,419)		2,313,899
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018 (cost $10,328)	11,000	26,592
U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	15,092
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,225
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,455
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,306
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,475
		37,461
Aerospace/Defense — 0.1%
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	59,000	61,703
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	20,000	21,000
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,154
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	15,000	15,600

12

TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,150
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,098
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,088
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,270
		66,360
Airlines — 0.0%
Continental Airlines, Inc. Pass-Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	827	834
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,710	1,879
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	8,090	8,777
		11,490
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,150
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	19,248
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	30,883
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,022
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,234
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	7,954
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,180
		76,273
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	45,000	45,450
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,560
Lear Corp. Company Guar. Notes 5.38% due 03/15/2024	10,000	10,622
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	5,000	5,056
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,488
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	35,000	37,012
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,056
		88,794
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc.
Senior Notes
5.00% due 10/01/2024*	15,000	15,375
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*(7)	15,000	15,375
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	5,000	5,089
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,545
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	32,000	36,116
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	24,790
		79,451
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	28,000	28,776

13

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	9,950
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	16,485
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	15,000	15,187
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,869
		85,267
Building & Construction Products-Misc. — 0.2%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	26,125
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	25,000	26,031
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	15,000	17,400
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,213
Louisiana-Pacific Corp. Company Guar. Notes 4.88% due 09/15/2024	20,000	20,425
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	3,000	3,366
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	51,000
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	21,075
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	10,000	10,287
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	15,937
		196,859
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,698
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	15,000	15,825
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024*	5,000	5,275
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,339
		26,439
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	20,000	20,600
Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	25,000	24,937
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,419
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	4,000	4,480
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	28,361
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,563
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,650
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	23,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	11,495
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	15,000	15,825
		115,243
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,683
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(7)	5,000	5,250

14

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,323
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,306
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,350
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	21,350
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	35,000	35,617
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,964
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	28,000	29,622
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	33,000	39,607
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,392
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	55,285
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,257
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	77,528
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,968
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	25,000	26,674
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	13,000	13,390
		382,566
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,406
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,700
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	20,000	21,700
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,900
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	27,437
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,838
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	22,158
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	10,000	10,244
		161,633
Casino Services — 0.0%
CCM Merger, Inc. Senior Notes 6.00% due 03/15/2022*	5,000	5,125
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025*	5,000	5,300
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	16,219

15

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	20,300
		46,944
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	48,020
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,600
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	8,000	8,682
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	17,780
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	49,450
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,204
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	20,000	21,450
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,292
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,153
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,812
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,164
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,203
		200,810
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023	15,000	18,150
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,466
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,436
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	35,000	34,738
		88,790
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	10,000	10,575
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	10,324
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	10,575
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,900
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	25,000	28,437
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,735
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	11,332
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	17,325
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,500
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	5,000	5,013
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*(7)	10,000	10,300
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,719
		156,160
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	5,000	5,256
Murray Energy Corp. Sec. Notes 11.25% due 04/15/2021*(7)	10,000	7,550
		12,806
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	35,231

16

Commercial Services — 0.0%
Alpine Finance Merger Sub LLC Senior Notes 6.88% due 08/01/2025*(7)	5,000	5,088
Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*(7)	10,000	10,350
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,075
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*(7)	10,000	10,375
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	15,187
		46,075
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 3.25% due 01/15/2028*(7)	20,000	19,693
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	15,000	15,975
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	30,273
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	59,684
Dell International LLC/EMC Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,237
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	54,000	59,360
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,325
		164,879
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,252
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	5,000	5,156
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,726
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,357
		21,239
Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	15,319
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	25,000	25,375
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,575
		52,269
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	15,619
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,247
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	5,000	5,331
Flex Acquisition Co, Inc.
Senior Notes
6.88% due 01/15/2025*	15,000	15,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	15,000	16,091
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,363
Sealed Air Corp. Company Guar. Notes 5.50% due 09/15/2025*	5,000	5,462
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	11,500
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,395
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,156
		110,764
Cosmetics & Toiletries — 0.0%
High Ridge Brands Co. Company Guar. Notes 8.88% due 03/15/2025*	10,000	9,962
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	18,400

17

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	5,000	4,350
		32,712
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,450
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	15,581
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	25,000	26,688
		52,719
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,235
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,300
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,575
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	20,700
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,500
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,425
		63,200
Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	61,039
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,682
		72,721
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	13,275
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*(7)	10,000	5,900
		19,175
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	7,000	7,665
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,157
		13,822
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	30,525
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	13,030
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,112
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,387
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	32,060
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,787
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,043
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	32,118
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,714
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,515
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	4,000	4,013
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,087
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	39,979
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	25,000	25,725
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	25,511

18

Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,392
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	19,916
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(7)	11,000	27
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	28,082
		311,468
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,293
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,200
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	36,000	36,968
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	15,694
		52,662
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	33,075
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(8)	25,000	25,750
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,227
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,700
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	28,787
		82,464
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	31,575
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,294
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,103
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,925
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	37,975
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	6,150
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,200
		129,222
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	14,213
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,150
CIT Group, Inc.
Senior Notes
5.00% due 08/15/2022	17,000	18,317
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,465
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	6,000	6,300
		51,445
Finance-Consumer Loans — 0.0%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	5,000	5,250
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,533
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	6,650
		22,433
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,150
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	33,582

19

LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	10,000	10,400
		43,982
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	15,653
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,270
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,562
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	10,000	10,225
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*(7)	15,000	15,113
		56,170
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	15,825
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	44,070
Kraft Heinz Foods Co. Company Guar. Notes 6.50% due 02/09/2040	9,000	11,259
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	49,740
		105,069
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*(7)	10,000	8,388
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,863
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,420
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	25,348
		39,768
Gambling (Non-Hotel) — 0.1%
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,425
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	4,956
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	25,000	26,625
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	45,000	49,331
		86,337
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,263
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	31,854
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*(7)	5,000	5,625
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	25,000	26,437
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	10,000	10,600
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	5,000	5,069
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027*	55,000	57,544
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	10,174
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	15,000	15,463
		125,287
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,744

20

Independent Power Producers — 0.1%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	28,125
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,090
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,101
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	10,000	10,312
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	20,000	19,750
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	10,000	9,700
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020(9)(10)	20,000	11,900
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,019
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,350
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	20,000	20,650
		131,997
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,625
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,722
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,175
		38,522
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	5,000	6,621
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	21,180
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	25,557
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,539
		73,897
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	33,772
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	21,459
		55,231
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	73,734
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	20,072
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	26,611
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC
Sec. Notes
9.25% due 03/15/2024*	20,000	20,800
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,750
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,750
		57,300
Machinery-General Industrial — 0.0%
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025*	5,000	5,250
Welbilt, Inc. Senior Notes 9.50% due 02/15/2024	30,000	34,800
		40,050
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*	15,000	15,281
Medical Instruments — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,425

21

Medical Labs & Testing Services — 0.0%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(8)	5,000	5,144
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	31,000	31,098
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	36,000	37,425
		68,523
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	19,225
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,080
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	45,000	37,575
		41,655
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,656
Centene Corp. Senior Notes 4.75% due 01/15/2025	5,000	5,138
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	16,218
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	5,038
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,587
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,237
		57,874
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	15,485
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	28,000	24,465
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	5,000	4,869
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,120
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,294
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	32,355
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	31,050
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	53,471
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,454
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.75% due 06/15/2020	15,000	15,150
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,997
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,375
		233,085
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	33,162
Metal Processors & Fabrication — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	5,000	5,438
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	25,000	25,750
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,500
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027*	15,000	15,750
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	11,237
		68,675
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.75% due 02/01/2022	5,000	5,175
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,834
		21,009

22

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,006
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	35,544
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,312
		62,862
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,782
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	14,491
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,976
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	5,000	5,150
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	12,827
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	26,840
		97,066
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,250
Non-Hazardous Waste Disposal — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	20,000	20,600
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	20,000	18,996
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	20,000	20,150
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,013
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,110
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,063
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	10,000
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	6,700
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	19,000	12,017
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	13,000	13,747
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	35,000	34,650
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	5,000	4,913
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	25,000	25,500
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	24,000	24,660
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,156
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,550
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	10,000	8,350
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	5,000	5,000
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	6,000
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	17,000	16,192
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	7,000	6,957
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	5,000	4,975
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025*	20,000	20,300
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 8.13% due 09/15/2023*(7)	15,000	15,844

23

EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	9,975
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	3,725
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	18,000	14,197
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	5,000	4,850
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	10,000	10,100
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	15,000	15,525
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	15,787
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	14,550
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	9,675
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	5,000	5,038
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*(7)	20,000	20,400
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	8,850
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	4,750
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	10,698
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	2,858
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	9,547
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	21,000	20,790
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	15,000	15,750
		473,912
Oil-Field Services — 0.0%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	5,000	4,300
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(1)(7)	20,000	2
FTS International, Inc. FRS Senior Sec. Notes 8.75% due 06/15/2020*	15,000	15,037
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(1)(7)	5,000	1
		19,340
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,862
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,349
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024*	10,000	10,442
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	15,000	16,069
		47,722
Pipelines — 0.4%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	10,000	10,238
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	30,000	30,750
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	26,656
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,913
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	8,000	7,720
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	38,168

24

Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	15,000	15,900
Energy Transfer Partners LP Senior Notes 4.20% due 04/15/2027	25,000	24,992
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,128
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	16,756
EQT Midstream Partners LP Senior Notes 4.00% due 08/01/2024	20,000	20,295
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	15,000	15,600
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,034
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	30,177
MPLX LP Senior Notes 4.13% due 03/01/2027	20,000	20,068
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,339
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	35,000	35,361
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	40,000	42,579
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	30,000	33,529
SemGroup Corp. Company Guar. Notes 6.38% due 03/15/2025*	10,000	9,675
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,813
SemGroup Corp/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,500
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	16,713
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	5,000	5,250
Texas Gas Transmission LLC Senior Notes 4.50% due 02/01/2021*	18,000	18,767
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	7,000	7,155
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	11,900
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,413
Williams Partners LP Senior Notes 3.60% due 03/15/2022	5,000	5,108
Williams Partners LP Senior Notes 4.30% due 03/04/2024	30,000	31,205
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	10,000	10,479
		545,181
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,025
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,332
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,323
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,426
		41,294
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	19,700
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	18,126

25

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,923
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	10,188
		39,237
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	5,000	5,150
Sirius XM Radio, Inc. Senior Notes 5.00% due 08/01/2027*(7)	45,000	45,337
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,563
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(7)	5,000	5,025
		65,075
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	24,460
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	20,716
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,088
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	12,017
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	15,000	15,544
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	20,160
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,263
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,175
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,346
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,175
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	20,187
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,450
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,997
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	26,111
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,538
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,449
		249,801
Real Estate Management/Services — 0.1%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	18,099
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,460
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	14,157
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*(7)	10,000	10,075
		53,791
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	15,000	15,338
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,439
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	44,291
		59,730
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,538
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	20,122

26

Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,450
		35,572
Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	10,000	10,700
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	10,000	10,069
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,444
		20,513
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,220
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,063
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	9,950
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,455
		37,688
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,185
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,192
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	65,642	81,098
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	19,637
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	19,958
		122,885
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(8)	10,000	9,850
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,329
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	5,525
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(8)	5,000	2,400
		7,925
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	5,000	4,450
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	4,428
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	15,000	14,756
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	10,275
		29,459
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	20,850
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*(7)	5,000	5,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	10,425
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,525
Landry’s, Inc. Senior Notes 6.75% due 10/15/2024*	10,000	10,238
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,697
		78,841
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	30,000	30,075
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,131

27

Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,937
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	23,834
		44,902
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	5,000	5,013
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	10,000	10,837
		15,850
Telecom Services — 0.0%
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	25,250
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*(9)(10)	31,000	24,877
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	20,000	21,350
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	15,694
		61,921
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,903
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,173
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	15,076
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,471
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	15,000	14,344
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	10,000	9,275
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	38,905
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	5,000	5,164
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	18,000	17,030
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	13,210
		123,551
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	11,000	10,418
CBS Corp. Company Guar. Notes 3.50% due 01/15/2025	13,000	13,175
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	35,000	35,905
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	10,000	10,200
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	30,787
Tribune Media Co.
Company Guar. Notes 5.88% due 07/15/2022	10,000	10,475
		110,960
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	10,400
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	10,000	10,437
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,270
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	3,065
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	5,000	5,150
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	21,000	21,945
		57,267
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	25,000	28,719
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	18,271

28

Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,941
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,081
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	24,000	25,020
		86,313
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,638
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,723
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	25,000	25,875
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000	15,450
		41,325
Total U.S. Corporate Bonds & Notes (cost $7,812,833)		8,192,515
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,636
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,718
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	19,000	18,852
		40,206
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	37,201
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	20,000	20,900
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000	26,687
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000	27,878
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000	11,385
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	20,000	20,400
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,106
		64,769
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,055
Videotron, Ltd./Videotron Ltee Senior Notes 5.13% due 04/15/2027*	30,000	30,825
		31,880
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*(7)	8,000	7,970
NOVA Chemicals Corp.
Senior Notes
5.25% due 06/01/2027*(7)	12,000	11,940
		19,910
Chemicals-Specialty — 0.0%
Venator Finance SARL/Venator Materials Corp. Senior Notes 5.75% due 07/15/2025*(7)	10,000	10,100
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	5,000	5,125
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	5,000	5,175
		10,300
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	10,000	10,738
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	15,000	16,650
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,520

29

Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023	5,000		4,869
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022		5,000	5,175
			15,564
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		51,000	66,686
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	13,015
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,155
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		10,000	10,275
New Gold, Inc. Senior Notes 6.38% due 05/15/2025*		5,000	5,150
			15,425
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*		5,000	5,213
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*		10,000	8,750
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*		15,000	2,175
Medical-Drugs — 0.2%
DPx Holdings BV Company Guar. Notes 7.50% due 02/01/2022*		25,000	26,562
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		23,000	22,797
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		28,000	27,380
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		29,000	27,541
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*		20,000	19,325
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*		5,000	4,244
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		19,000	16,292
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		20,000	16,925
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*		5,000	5,244
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		15,000	15,769
			182,079
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045		2,000	2,159
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*		30,000	30,750
HudBay Minerals, Inc.
Company Guar. Notes 7.63% due 01/15/2025*		5,000	5,237
			35,987
Motion Pictures & Services — 0.0%
LG FinanceCo Corp. Company Guar. Notes 5.88% due 11/01/2024*		15,000	15,788
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041		25,000	14,750
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024		15,000	11,869
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023*		10,000	9,950

30

Shelf Drilling Holdings, Ltd. Sec. Notes 9.50% due 11/02/2020*(7)	10,000	9,700
		46,269
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000	14,878
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000	3,863
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	5,000	4,550
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	3,887
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	10,000	10,400
Seven Generations Energy, Ltd. Company Guar. Notes 8.25% due 05/15/2020*	14,000	14,595
		52,173
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,822
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*(7)	25,000	23,816
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	32,000	33,616
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	34,582
		111,836
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	5,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*(7)	5,000	5,225
		10,225
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,925
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	15,000	15,632
Retail-Restaurants — 0.0%
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	10,000	9,937
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,125
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	10,000	10,362
		25,424
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	2,000	1,845
Intelsat Jackson Holdings SA Senior Notes 9.75% due 07/15/2025*(7)	15,000	14,981
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	6,000	3,300
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	18,000	9,495
		29,621
Security Services — 0.0%
GW Honos Security Corp.
Company Guar. Notes 8.75% due 05/15/2025*	15,000	15,694
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	11,200
ArcelorMittal Senior Notes 7.75% due 10/15/2039	7,000	7,849
		19,049
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,866
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,438
Total Foreign Corporate Bonds & Notes (cost $1,052,572)		1,048,489
LOANS(11)(12)(13) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL-B 5.05% due 09/30/2020	4,740	4,730
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.75% due 03/01/2017(14)	38,791	46,113

31

Caesars Growth Properties Holdings LLC FRS BTL-B 4.23% due 05/08/2021(7)(19)	34,645	34,775
		80,888
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 4.73% due 09/07/2023	14,925	13,874
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.05% due 06/30/2021	14,961	14,873
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.55% due 07/06/2021	7,006	7,010
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.42% due 04/30/2020(9)(10)	14,689	11,800
Total Loans (cost $129,052)		133,175
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	36,464
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,935
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	43,668
Total Municipal Bonds & Notes (cost $70,186)		98,067
U.S. GOVERNMENT AGENCIES — 2.7%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	4,266	4,779
7.50% due 10/01/2029	5,121	5,825
Federal Home Loan Mtg. Corp., REMIC
Series 2990, Class LB
13.98% due 06/15/2034 FRS(3)(15)	15,148	18,471
Series 3065, Class DC
16.38% due 03/15/2035 FRS(3)(15)	31,311	36,644
Series 3072, Class SM
19.55% due 11/15/2035 FRS(3)(15)	16,592	22,702
		88,421
Federal National Mtg. Assoc. — 1.8%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C03, Class 2M1
2.42% due 07/25/2024	879	881
Series 2016-C05, Class 2M1
2.57% due 01/25/2029	8,832	8,904
Series 2016-C03, Class 1M2
6.52% due 10/25/2028	10,000	11,553
Federal National Mtg. Assoc.
3.00% due July TBA	1,000,000	998,652
4.00% due 05/01/2019	33,563	34,745
4.00% due 09/01/2020	4,785	4,954
4.00% due July TBA	1,000,000	1,051,211
4.50% due 04/01/2018	195	199
4.50% due 03/01/2020	2,196	2,254
4.50% due 04/01/2020	3,359	3,440
4.50% due 09/01/2020	3,426	3,508
4.50% due 11/01/2020	2,034	2,099
5.00% due 03/01/2021	1,517	1,553
5.50% due 03/01/2018	414	416
6.00% due 06/01/2036	1,778	2,020
6.50% due 01/01/2036	386	427
6.50% due 06/01/2036	6,901	7,705
6.50% due 07/01/2036	4,766	5,366
6.50% due 09/01/2036	13,704	15,574
6.50% due 11/01/2036	21,333	23,865
7.00% due 06/01/2033	4,385	4,961
7.00% due 04/01/2035	7,043	8,135
7.50% due 04/01/2024	5,568	6,035
Federal National Mtg. Assoc., REMIC
Series 2001-50, Class BI
0.40% due 10/25/2041 VRS(3)(5)	93,064	1,616
Series 2017-C01, Class 1M2
4.77% due 07/25/2029 FRS	15,000	15,841
Series 2005-75, Class GS
16.60% due 08/25/2035 FRS(3)(15)	8,869	12,017
Series 2005-122, Class SE
18.84% due 11/25/2035 FRS(3)(15)	10,747	14,999
Series 2006-8, Class HP
20.11% due 03/25/2036 FRS(3)(15)	17,834	25,699
		2,268,629
Government National Mtg. Assoc. — 0.8%
3.50% due July TBA	1,000,000	1,035,781
6.50% due 08/20/2037	17,920	20,905
6.50% due 09/20/2037	4,362	5,135
		1,061,821
Total U.S. Government Agencies (cost $3,448,992)		3,418,871
U.S. GOVERNMENT TREASURIES — 3.2%
United States Treasury Bonds — 0.5%
2.75% due 08/15/2042(16)	610,000	603,328
3.75% due 11/15/2043(16)	70,000	82,285
		685,613

32

United States Treasury Notes — 2.7%
0.88% due 06/15/2019	300,000	297,070
1.00% due 08/31/2019	490,000	485,751
1.13% due 12/31/2019	420,000	416,538
1.13% due 03/31/2020	600,000	593,789
1.38% due 09/30/2018(16)	430,000	430,168
1.63% due 04/30/2019	100,000	100,434
1.88% due 11/30/2021	430,000	431,108
2.00% due 11/30/2020	30,000	30,353
2.00% due 02/15/2022	500,000	503,750
2.38% due 08/15/2024	140,000	142,133
		3,431,094
Total U.S. Government Treasuries (cost $4,107,907)		4,116,707
EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI India ETF	14,860	477,006
SPDR S&P 500 ETF Trust, Series 1	6,058	1,464,824
SPDR S&P MidCap 400 ETF Trust	637	202,324
Total Exchange Traded Funds (cost $2,107,178)		2,144,154
EQUITY CERTIFICATES(7) — 0.2%
Airport Development/Maintenance — 0.1%
UBS AG - Shanghai International Airport Co., Ltd.	9,700	53,383
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.	5,726	47,011
Food-Misc./Diversified — 0.0%
Merrill Lynch - Herfy Food Services Co.	2,769	41,651
Industrial Audio & Video Products — 0.0%
UBS AG - Hangzhou Hikvision Digital Technology Co., Ltd.	4,200	20,010
Insurance-Life/Health — 0.1%
Merrill Lynch International -Bupa Arabia for Cooperative Insurance Co.	1,559	54,691
Medical-Biomedical/Gene — 0.0%
UBS AG - Jiangsu Nhwa Pharmaceutical Co., Ltd.	12,300	27,450
Total Equity Certificates (cost $212,667)		244,196
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	123
Total Long-Term Investment Securities (cost $105,656,849)		115,409,632
REPURCHASE AGREEMENTS — 13.1%
Agreement with Bank of America Securities LLC, bearing interest at 1.05%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $16,613,454 collateralized by $14,330,000 of United States Treasury Bonds, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $16,953,622 (cost $16,612,000)	16,612,000	16,612,000
TOTAL INVESTMENTS (cost $122,268,849)(18)	103.6%	132,021,632
Liabilities in excess of other assets	(3.6)	(4,583,191)
NET ASSETS	100.0%	$127,438,441

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $4,887,661 representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(7)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $705,216 representing 0.6% of net assets.
(8)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)	Security in default of interest.
(10)	Company has filed for bankruptcy protection.
(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

33

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	Security in default of interest and principal at maturity.
(15)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2017.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)	Denominated in United States Dollars unless otherwise indicated.
(18)	See Note 4 for cost of investments on a tax basis.
(19)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets

Loans
Caesars Growth Properties Holdings LLC
FRS BTL-B	09/27/2016	$29,658	$29,264
4.23% due 05/08/2021	09/29/2016	4,987	4,924
		$34,645	$34,188	$34,775	$100.38	0.03%

(20)

Security was valued using fair value procedures at June 30, 2017. The aggregate value of these securities was $117,741 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs.  See Note 1 regarding fair value pricing for foreign equity securities.

ADR	—	American Depositary Receipt
BATS	—	Better Alternative Trading System
BTL	—	Bank Term Loan
CAD	—	Canadian Dollar
CVA	—	Certification Van Aandelen (Dutch Cert.)
CVR	—	Contingent Value Rights
DAC	—	Designated Activity Company
Euronext	—	Euronext Stock Exchange, Amsterdam
GDR	—	Global Depositary Receipt
REMIC	—	Real Estate Mortgage Investment Conduit
RSP	—	Risparmio Shares-Savings Shares on the Italian Stock Exchange
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSX	—	Toronto Stock Exchange
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

34

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
105	Long	Russell 2000 Mini Index	September 2017	7,393,044	7,425,075	32,031
21	Long	S&P 500 E-Mini Index	September 2017	2,542,146	2,541,945	(201)
10	Short	S&P 500 E-Mini Index	September 2017	1,214,800	1,210,450	4,350
9	Long	TOPIX Index	September 2017	1,287,646	1,289,486	1,840
3	Long	U.S. Treasury 2 Year Notes	September 2017	649,312	648,328	(984)
43	Short	U.S. Treasury 2 Year Notes	September 2017	9,306,156	9,292,703	13,453
53	Short	U.S. Treasury 5 Year Notes	September 2017	6,259,414	6,245,305	14,109
66	Long	U.S. Treasury 10 Year Notes	September 2017	8,308,266	8,285,063	(23,203)
46	Short	U.S. Treasury 10 Year Notes	September 2017	5,789,985	5,774,438	15,547
2	Short	U.S. Treasury 10 Year Ultra Notes	September 2017	269,984	269,625	359
						$57,301

35

Over the Counter Total Return Swap Contracts

					Value
	Notional					Unrealized
	Amount	Termination	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	Paid/(Received)	(Depreciation)

Citibank N.A.	6,290	12/01/2017	(3 Month USD LIBOR-BBA plus 37 bps)	Citibank U.S. Equity Custom Basket	$—	$(95,466)
Citibank N.A.@	5,152	11/27/2017	3 Month USD LIBOR plus 9 bps	Russell 1000 Index Total Return	—	(66,213)
Net Unrealized Appreciation (Depreciation).					$—	$(161,679)

BBA - British Banker’s Association

LIBOR- London Interbank Offered Rate

@   Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 1).

36

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	USD	573,517	GBP	444,500	09/20/2017	$6,787	$—
Barclays Bank PLC	USD	89,977	HKD	698,700	08/16/2017	—	(378)
	USD	320,473	JPY	35,824,100	08/16/2017	—	(1,407)
						—	(1,785)
Citibank N.A.	CAD	17,600	USD	13,166	07/19/2017	—	(410)
	USD	166,874	DKK	1,100,000	09/20/2017	2,813	—
	USD	297,151	EUR	263,500	09/20/2017	5,017	—
						7,830	(410)
Credit Suisse AG	USD	205,989	AUD	271,400	07/19/2017	2,571	—
	USD	561,497	JPY	62,757,400	08/16/2017	—	(2,549)
	USD	424,954	CHF	409,700	09/20/2017	4,400	—
	USD	106,812	GBP	82,800	09/20/2017	1,285	—
						8,256	(2,549)
Goldman Sachs International	JPY	36,854,600	USD	338,122	08/16/2017	9,877	—

JPMorgan Chase Bank	NOK	450,600	USD	53,264	09/20/2017	—	(790)
	USD	287,621	AUD	379,000	07/19/2017	3,625	—
	USD	309,564	JPY	34,601,500	08/16/2017	—	(1,386)
	USD	156,849	SGD	218,600	08/16/2017	2,034	—
	USD	268,036	CHF	258,400	09/20/2017	2,760	—
	USD	445,333	EUR	394,900	09/20/2017	7,518	—
	USD	290,252	GBP	225,000	09/20/2017	3,490	—
	USD	182,668	SEK	1,581,500	09/20/2017	5,869	—
						25,296	(2,176)
State Street Bank and Trust Co.	AED	83,492	USD	22,730	07/03/2017	—	(1)
	USD	12,118	ILS	43,900	07/19/2017	473	—
						473	(1)
UBS AG	USD	179,770	AUD	236,900	07/19/2017	2,278	—
Net Unrealized Appreciation (Depreciation)						$60,797	$(6,921)

AED — UAE Dirham	EUR — Euro Currency	NOK — Norwegian Krone
AUD — Australian Dollar	GBP — Pound Sterling	SEK — Swedish Krona
CAD — Canadian Dollar	HKD — Hong Kong Dollar	SGD — Singpore Dollar
CHF — Swiss Franc	ILS — New Israeli Sheqel	USD — United States Dollar
DKK — Danish Krone	JPY — Japanese Yen

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$—	$1,385		$—	$1,385
Hazardous Waste Disposal	—	—		71	71
Oil Companies-Exploration & Production	882,051	—		810	882,861
Other Industries	91,816,257	117,741	#	—	91,933,998
Convertible Preferred Securities	13,721	—		—	13,721
Preferred Securities	18,749	—		—	18,749
Preferred Securities/Capital Securities	—	822,059		—	822,059
Asset Backed Securities	—	2,313,899		—	2,313,899
Convertible Bonds & Notes	—	26,592		—	26,592
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	19,337		3	19,340
Other Industries	—	8,173,175		—	8,173,175
Foreign Corporate Bonds & Notes	—	1,048,489		—	1,048,489
Loans	—	133,175		—	133,175
Municipal Bonds & Notes	—	98,067		—	98,067
U.S. Government Agencies	—	3,418,871		—	3,418,871
U.S. Government Treasuries	—	4,116,707		—	4,116,707
Exchange-Traded Funds	2,144,154	—		—	2,144,154
Equity Certificates	—	244,196		—	244,196
Warrants	123	—		—	123
Repurchase Agreements	—	16,612,000		—	16,612,000
Total Investments at Value	$94,875,055	$37,145,693		$884	$132,021,632

Other Financial Instruments:†
Futures Contracts	81,689	—		—	81,689
Forward Foreign Currency Contracts	—	60,797		—	60,797
Total Other Financial Instruments	$81,689	$60,797		$—	$142,486

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,388	$—		$—	$24,388
Over the Counter Total Return Swap Contracts	—	161,679		—	161,679
Forward Foreign Currency Contracts	—	6,921		—	6,921
Total Other Financial Instruments	$24,388	$168,600		$—	$192,988

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

#                 Represents foreign equity securities that have been fair value in accordance with pricing procedures approved by the Board (see Note 1).

†                 Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

37

Seasons Series Trust Stock Portfolio

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 94.4%
Aerospace/Defense — 1.6%
Boeing Co.	34,800	$6,881,700
Airlines — 1.2%
American Airlines Group, Inc.	105,600	5,313,792
Applications Software — 6.9%
Dropbox, Inc., Class A†(1)(3)(4)	38,413	374,911
Intuit, Inc.	33,200	4,409,292
Microsoft Corp.	198,000	13,648,140
salesforce.com, Inc.†	69,100	5,984,060
ServiceNow, Inc.†	32,237	3,417,122
Snap, Inc., Class A†	94,665	1,682,198
Snap, Inc., Class A†(2)(3)(4)	23,398	394,993
Snap, Inc., Class B†(2)(3)(4)	23,398	394,993
		30,305,709
Auto-Cars/Light Trucks — 1.8%
Ferrari NV	39,275	3,378,435
Tesla, Inc.†	12,103	4,376,566
		7,755,001
Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	23,800	2,086,070
Banks-Commercial — 0.6%
First Republic Bank	27,898	2,792,590
Banks-Fiduciary — 0.6%
State Street Corp.	27,100	2,431,683
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	31,331	2,044,034
Casino Hotels — 0.2%
MGM Resorts International	25,680	803,527
Cellular Telecom — 0.8%
Altice USA, Inc., Class A†	15,000	484,500
T-Mobile US, Inc.†	53,800	3,261,356
		3,745,856
Commercial Services-Finance — 3.4%
Equifax, Inc.	22,681	3,116,823
PayPal Holdings, Inc.†	223,153	11,976,622
		15,093,445
Computers — 5.1%
Apple, Inc.	156,584	22,551,228
Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	35,938	3,069,105
Fiserv, Inc.†	27,517	3,366,430
		6,435,535
Diagnostic Equipment — 0.7%
Danaher Corp.	38,800	3,274,332
Diversified Banking Institutions — 2.2%
JPMorgan Chase & Co.	45,100	4,122,140
Morgan Stanley	124,600	5,552,176
		9,674,316
Diversified Manufacturing Operations — 0.8%
Illinois Tool Works, Inc.	23,300	3,337,725
E-Commerce/Products — 8.4%
Alibaba Group Holding, Ltd. ADR†	76,756	10,814,920
Amazon.com, Inc.†	26,893	26,032,424
Flipkart, Ltd.†(1)(3)(4)	922	81,241
		36,928,585
E-Commerce/Services — 4.1%
Ctrip.com International, Ltd. ADR†	29,100	1,567,326
MercadoLibre, Inc.	5,500	1,379,840
Priceline Group, Inc.†	8,041	15,040,851
		17,988,017
Electric-Integrated — 0.9%
NextEra Energy, Inc.	27,300	3,825,549
Electronic Components-Semiconductors — 1.3%
NVIDIA Corp.	11,100	1,604,616
Xilinx, Inc.	63,400	4,077,888
		5,682,504
Electronic Measurement Instruments — 0.4%
Fortive Corp.	25,600	1,621,760
Enterprise Software/Service — 0.4%
Workday, Inc., Class A†	20,400	1,978,800
Entertainment Software — 0.9%
Electronic Arts, Inc.†	35,900	3,795,348
Finance-Credit Card — 4.3%
MasterCard, Inc., Class A	59,200	7,189,840
Visa, Inc., Class A	122,300	11,469,294
		18,659,134
Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	62,200	2,672,112
TD Ameritrade Holding Corp.	67,333	2,894,646
		5,566,758
Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	72,700	4,792,384
Food-Misc./Diversified — 0.4%
Mondelez International, Inc., Class A	37,638	1,625,585
Hotels/Motels — 0.5%
Marriott International, Inc., Class A	22,664	2,273,426
Instruments-Controls — 1.0%
Honeywell International, Inc.	34,100	4,545,189
Internet Application Software — 1.1%
Tencent Holdings, Ltd.	133,400	4,770,479
Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	104,928	15,842,029
Internet Security — 0.2%
VeriSign, Inc.†	7,470	694,411
Lighting Products & Systems — 1.1%
Acuity Brands, Inc.	23,889	4,856,156
Machinery-General Industrial — 1.4%
Roper Technologies, Inc.	19,724	4,566,698
Wabtec Corp.	18,398	1,683,417
		6,250,115
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	7,251	6,782,368
Medical Products — 2.6%
Becton Dickinson and Co.	27,642	5,393,231
Stryker Corp.	42,379	5,881,357
		11,274,588

1

Medical-Biomedical/Gene — 4.2%
Alexion Pharmaceuticals, Inc.†	48,317	5,878,729
Biogen, Inc.†	18,502	5,020,703
Celgene Corp.†	17,800	2,311,686
Vertex Pharmaceuticals, Inc.†	40,686	5,243,205
		18,454,323
Medical-Drugs — 1.4%
Merck & Co., Inc.	52,900	3,390,361
Zoetis, Inc.	41,200	2,570,056
		5,960,417
Medical-HMO — 5.1%
Aetna, Inc.	21,194	3,217,885
Anthem, Inc.	10,900	2,050,617
Centene Corp.†	19,999	1,597,520
Cigna Corp.	23,155	3,875,916
Humana, Inc.	17,070	4,107,383
UnitedHealth Group, Inc.	41,200	7,639,304
		22,488,625
Medical-Hospitals — 0.9%
HCA Healthcare, Inc.†	47,400	4,133,280
Real Estate Investment Trusts — 2.7%
American Tower Corp.	49,000	6,483,680
Crown Castle International Corp.	33,300	3,335,994
Equinix, Inc.	5,016	2,152,667
		11,972,341
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(3)(4)	1,490	77,197
Retail-Apparel/Shoe — 0.7%
L Brands, Inc.	47,200	2,543,608
Ross Stores, Inc.	12,500	721,625
		3,265,233
Retail-Auto Parts — 1.8%
AutoZone, Inc.†	7,343	4,188,888
O’Reilly Automotive, Inc.†	17,200	3,762,328
		7,951,216
Retail-Building Products — 1.2%
Home Depot, Inc.	22,900	3,512,860
Lowe’s Cos., Inc.	24,100	1,868,473
		5,381,333
Retail-Discount — 0.6%
Dollar General Corp.	33,900	2,443,851
Retail-Drug Store — 0.7%
Walgreens Boots Alliance, Inc.	38,720	3,032,163
Retail-Gardening Products — 0.3%
Tractor Supply Co.	21,690	1,175,815
Retail-Restaurants — 2.1%
Restaurant Brands International, Inc.	8,242	515,455
Starbucks Corp.	91,000	5,306,210
Yum! Brands, Inc.	46,600	3,437,216
		9,258,881
Semiconductor Equipment — 0.2%
ASML Holding NV	7,100	925,201
Tobacco — 1.9%
Philip Morris International, Inc.	69,900	8,209,755
Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	14,600	13,573,328
Alphabet, Inc., Class C†	12,466	11,328,228
		24,901,556
Total Common Stocks (cost $316,519,996)		413,910,915
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(3)(4)	26,666	614,198
E-Commerce/Products — 0.3%
Flipkart, Ltd., Series A†(1)(3)(4)	316	27,844
Flipkart, Ltd., Series C†(1)(3)(4)	556	48,991
Flipkart, Ltd., Series E†(1)(3)(4)	1,032	90,933
Flipkart, Ltd., Series G†(1)(3)(4)	4,576	548,022
Flipkart, Ltd., Series H†(1)(3)(4)	4,257	605,516
		1,321,306
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(3)(4)	13,329	1,399,545
Airbnb, Inc., Series E†(1)(3)(4)	8,841	928,305
Uber Technologies, Inc., Series G†(1)(3)(4)	20,747	873,345
Xiaoju Kuaizhi, Inc., Series A-17†(1)(3)(4)	19,048	970,155
		4,171,350
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(3)(4)	13,398	694,150
Total Convertible Preferred Securities (cost $5,325,447)		6,801,004
Total Long-Term Investment Securities (cost $321,845,443)		420,711,919
SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(5)	690,373	690,373
T. Rowe Price Government Reserve Fund 0.99%(5)	17,857,604	17,857,604
Total Short-Term Investment Securities (cost $18,547,977)		18,547,977
TOTAL INVESTMENTS (cost $340,393,420)(6)	100.2%	439,259,896
Liabilities in excess of other assets	(0.2)	(1,020,065)
NET ASSETS	100.0%	$438,239,831

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

2

(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(3)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $8,124,339 representing 1.9% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$374,911	$9.76	0.09%
Flipkart, Ltd.	03/19/2015	922	105,108	81,241	88.11	0.02
Snap, Inc., Class A	05/06/2016	23,398	359,393	394,993	16.88	0.09
Snap, Inc., Class B	05/06/2016	23,398	359,393	394,993	16.88	0.09
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	77,197	51.81	0.02

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,399,545	105.00	0.32
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	928,305	105.00	0.21
Flipkart, Ltd.
Series A	03/19/2015	316	36,022	27,844	88.11	0.01
Flipkart, Ltd.
Series C	03/19/2015	556	63,384	48,991	88.11	0.01
Flipkart, Ltd.
Series E	03/19/2015	1,032	117,648	90,933	88.11	0.02
Flipkart, Ltd.
Series G	12/17/2014	4,576	548,022	548,022	119.76	0.13
Flipkart, Ltd.
Series H	04/17/2015	4,257	605,516	605,516	142.24	0.14
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	614,198	23.03	0.14
Uber Technologies, Inc.,
Series G	12/03/2015	20,747	1,011,878	873,345	42.10	0.20
WeWork Cos., Inc.,
Series E	06/23/2015	13,398	440,655	694,150	51.81	0.16
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	970,155	50.93	0.22
				$8,124,339		1.87%

(5)	The rate shown is the 7-day yield as of June 30, 2017.
(6)	See Note 4 for cost of investments on a tax basis.
ADR-	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017  (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$29,140,812	$789,986	$374,911	$30,305,709
E-Commerce/Products	36,847,344	—	81,241	36,928,585
Real Estate Management/Services	—	—	77,197	77,197
Other Industries	346,599,424	—	—	346,599,424
Convertible Preferred Securities	—	—	6,801,004	6,801,004
Short-Term Investment Securities	18,547,977	—	—	18,547,977
Total Investment at Value	$431,135,557	$789,986	$7,334,353	$439,259,896

*      For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$488,832	$6,388,402
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	50,193	562,856
Change in unrealized depreciation(1)	(5,676)	(150,254)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2017	$533,349	$6,801,004

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$44,517	$412,602

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at June 30, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$374,911	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)	Enterprise Value/2017 Estimated Revenue Multiple*	5.0x -7.1x (6.05x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	2.00
			Risk-free rate	1.34%

	$158,438	Market Approach	Market Transaction Price*	$51.81-$88.1135 ($69.96175)

Convertible Preferred Securities	$5,927,659	Market Approach	Market Transaction Price*	$23.033 - $142.24 ($86.21156)

	$873,345	Market Approach	Transaction Price*	$48.7722
			Enterprise Value/2017 Revenue Multiple*	6.4x
			Enterprise Value/ Estimated 2017 Gross Profit Multiple*	13.6x
			Enterprise Value/ Projected 2019 EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10%-15% (12.5)%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 — (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	3,544	$87,182
Omnicom Group, Inc.	2,733	226,566
		313,748
Aerospace/Defense — 2.4%
Boeing Co.	12,425	2,457,044
General Dynamics Corp.	21,180	4,195,758
Lockheed Martin Corp.	4,060	1,127,097
Northrop Grumman Corp.	17,328	4,448,271
Raytheon Co.	3,181	513,668
Rockwell Collins, Inc.	1,668	175,273
TransDigm Group, Inc.	798	214,558
		13,131,669
Aerospace/Defense-Equipment — 0.1%
Harris Corp.	1,988	216,851
L3 Technologies, Inc.	572	95,570
		312,421
Agricultural Chemicals — 0.4%
Monsanto Co.	17,507	2,072,129
Airlines — 0.6%
Alaska Air Group, Inc.	1,290	115,790
Southwest Airlines Co.	9,862	612,825
United Continental Holdings, Inc.†	32,220	2,424,555
		3,153,170
Apparel Manufacturers — 0.2%
Carter’s, Inc.	8,545	760,078
Hanesbrands, Inc.	3,088	71,518
Michael Kors Holdings, Ltd.†	2,542	92,147
Under Armour, Inc., Class A†	3,012	65,541
Under Armour, Inc., Class C†	3,006	60,601
		1,049,885
Applications Software — 6.1%
Citrix Systems, Inc.†	2,465	196,165
Intuit, Inc.	19,354	2,570,405
Microsoft Corp.	364,781	25,144,354
Red Hat, Inc.†	2,899	277,579
salesforce.com, Inc.†	63,776	5,523,002
		33,711,505
Athletic Footwear — 1.1%
NIKE, Inc., Class B	107,647	6,351,173
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,979	196,733
Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	21,814	1,911,997
WABCO Holdings, Inc.†	7,719	984,250
		2,896,247
Banks-Fiduciary — 0.6%
Citizens Financial Group, Inc.	3,139	112,000
Northern Trust Corp.	32,124	3,122,774
		3,234,774
Banks-Super Regional — 0.5%
Comerica, Inc.	1,587	116,232
KeyCorp	8,760	164,162
SunTrust Banks, Inc.	34,106	1,934,492
US Bancorp	14,469	751,231
		2,966,117
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	120,006	5,382,269
Dr Pepper Snapple Group, Inc.	1,799	163,907
Monster Beverage Corp.†	45,024	2,236,792
PepsiCo, Inc.	13,047	1,506,798
		9,289,766
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,731	84,127
Constellation Brands, Inc., Class A	2,796	541,669
		625,796
Brewery — 0.3%
Molson Coors Brewing Co., Class B	19,455	1,679,745
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,508	64,782
Discovery Communications, Inc., Class C†	3,439	86,697
Scripps Networks Interactive, Inc., Class A	1,564	106,837
		258,316
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,781	116,192
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	1,021	227,254
Vulcan Materials Co.	17,709	2,243,376
		2,470,630
Building Products-Wood — 0.0%
Masco Corp.	3,235	123,609
Cable/Satellite TV — 2.2%
Charter Communications, Inc., Class A†	3,518	1,185,038
Comcast Corp., Class A	279,256	10,868,644
DISH Network Corp., Class A†	2,115	132,737
		12,186,419
Casino Hotels — 0.2%
Las Vegas Sands Corp.	10,153	648,675
Wynn Resorts, Ltd.	1,302	174,624
		823,299
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	17,488	1,060,123
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	7,070	570,620
FMC Corp.	1,442	105,338
PPG Industries, Inc.	2,215	243,561
		919,519
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,806	190,605
International Flavors & Fragrances, Inc.	747	100,845
Valvoline, Inc.	52,754	1,251,325
		1,542,775
Coatings/Paint — 0.7%
Sherwin-Williams Co.	11,791	4,138,169

1

Commercial Services — 0.6%
Cintas Corp.	1,409	177,590
CoStar Group, Inc.†	5,599	1,475,896
Ecolab, Inc.	2,342	310,900
Nielsen Holdings PLC	3,013	116,483
Quanta Services, Inc.†	2,416	79,535
ServiceMaster Global Holdings, Inc.†	28,636	1,122,245
		3,282,649
Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	7,297	747,651
Equifax, Inc.	11,427	1,570,298
Global Payments, Inc.	13,059	1,179,489
IHS Markit, Ltd.†	1,449	63,814
Moody’s Corp.	2,714	330,239
PayPal Holdings, Inc.†	18,220	977,867
S&P Global, Inc.	10,634	1,552,458
Total System Services, Inc.	2,701	157,333
Western Union Co.	4,996	95,174
		6,674,323
Computer Aided Design — 0.4%
ANSYS, Inc.†	865	105,253
Autodesk, Inc.†	2,088	210,512
Cadence Design Systems, Inc.†	47,974	1,606,649
Synopsys, Inc.†	2,451	178,752
		2,101,166
Computer Services — 0.8%
Accenture PLC, Class A	10,113	1,250,776
Amdocs, Ltd.	15,852	1,021,820
Cognizant Technology Solutions Corp., Class A	6,724	446,474
CSRA, Inc.	1,137	36,100
DXC Technology Co.	2,448	187,810
International Business Machines Corp.	7,948	1,222,641
		4,165,621
Computer Software — 0.2%
Akamai Technologies, Inc.†	2,819	140,414
SS&C Technologies Holdings, Inc.	23,062	885,812
		1,026,226
Computers — 5.7%
Apple, Inc.	218,659	31,491,269
Computers-Memory Devices — 0.0%
NetApp, Inc.	2,740	109,737
Consulting Services — 0.5%
Gartner, Inc.†	9,896	1,222,255
Verisk Analytics, Inc.†	16,858	1,422,309
		2,644,564
Consumer Products-Misc. — 0.1%
Clorox Co.	1,155	153,892
Kimberly-Clark Corp.	3,010	388,621
		542,513
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	40,028	1,791,653
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	26,916	1,995,283
Coty, Inc., Class A	3,226	60,520
Estee Lauder Cos., Inc., Class A	38,670	3,711,546
Procter & Gamble Co.	20,439	1,781,259
		7,548,608
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	9,339	507,014
Royal Caribbean Cruises, Ltd.	1,395	152,376
		659,390
Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	5,392	460,477
Fiserv, Inc.†	20,169	2,467,475
Paychex, Inc.	5,215	296,942
		3,224,894
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,232	184,948
Diagnostic Equipment — 1.0%
Danaher Corp.	36,048	3,042,091
Thermo Fisher Scientific, Inc.	14,529	2,534,874
		5,576,965
Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	1,437	231,961
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,181	373,326
Distribution/Wholesale — 0.1%
Fastenal Co.	4,718	205,374
LKQ Corp.†	5,028	165,673
WW Grainger, Inc.	876	158,144
		529,191
Diversified Manufacturing Operations — 1.8%
3M Co.	14,822	3,085,792
A.O. Smith Corp.	24,935	1,404,588
General Electric Co.	66,756	1,803,080
Illinois Tool Works, Inc.	19,605	2,808,416
Ingersoll-Rand PLC	4,176	381,645
Parker-Hannifin Corp.	1,477	236,054
		9,719,575
Drug Delivery Systems — 0.2%
DexCom, Inc.†	15,626	1,143,042
E-Commerce/Products — 3.7%
Amazon.com, Inc.†	20,758	20,093,744
eBay, Inc.†	6,402	223,558
		20,317,302
E-Commerce/Services — 1.2%
Expedia, Inc.	1,983	295,368
Priceline Group, Inc.†	3,366	6,296,170
TripAdvisor, Inc.†	1,045	39,919
		6,631,457
Electric Products-Misc. — 0.4%
AMETEK, Inc.	34,195	2,071,191
Emerson Electric Co.	4,835	288,263
		2,359,454

2

Electric-Distribution — 0.0%
CenterPoint Energy, Inc.	4,077	111,628
Electric-Integrated — 0.2%
Alliant Energy Corp.	1,746	70,137
Dominion Energy, Inc.	4,821	369,433
NextEra Energy, Inc.	3,741	524,226
WEC Energy Group, Inc.	2,676	164,253
		1,128,049
Electronic Components-Misc. — 0.4%
Corning, Inc.	15,008	450,991
Flex, Ltd.†	99,945	1,630,103
Garmin, Ltd.	1,871	95,477
		2,176,571
Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	12,638	157,722
Broadcom, Ltd.	6,546	1,525,545
Intel Corp.	36,864	1,243,791
Microchip Technology, Inc.	27,396	2,114,423
NVIDIA Corp.	17,819	2,575,915
Skyworks Solutions, Inc.	3,009	288,714
Texas Instruments, Inc.	79,018	6,078,855
Xilinx, Inc.	2,630	169,162
		14,154,127
Electronic Connectors — 0.7%
Amphenol Corp., Class A	50,728	3,744,741
TE Connectivity, Ltd.	2,895	227,779
		3,972,520
Electronic Forms — 1.3%
Adobe Systems, Inc.†	50,322	7,117,544
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	23,930	1,419,288
FLIR Systems, Inc.	1,558	54,000
Fortive Corp.	25,864	1,638,485
		3,111,773
Electronic Security Devices — 0.0%
Allegion PLC	994	80,633
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,520	408,794
Enterprise Software/Service — 1.4%
Oracle Corp.	87,095	4,366,943
Tyler Technologies, Inc.†	11,772	2,067,987
Ultimate Software Group, Inc.†	6,498	1,364,970
		7,799,900
Entertainment Software — 1.1%
Activision Blizzard, Inc.	61,394	3,534,453
Electronic Arts, Inc.†	25,039	2,647,123
		6,181,576
Finance-Consumer Loans — 0.1%
Synchrony Financial	23,466	699,756
Finance-Credit Card — 3.1%
Alliance Data Systems Corp.	545	139,896
American Express Co.	5,877	495,079
Discover Financial Services	6,201	385,640
MasterCard, Inc., Class A	78,632	9,549,856
Visa, Inc., Class A	72,769	6,824,277
		17,394,748
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	19,845	852,541
E*TRADE Financial Corp.†	4,480	170,375
Raymond James Financial, Inc.	1,150	92,253
TD Ameritrade Holding Corp.	32,962	1,417,036
		2,532,205
Finance-Other Services — 1.0%
CBOE Holdings, Inc.	974	89,024
CME Group, Inc.	3,491	437,213
Intercontinental Exchange, Inc.	76,620	5,050,790
Nasdaq, Inc.	855	61,124
		5,638,151
Food-Catering — 0.2%
Aramark	30,298	1,241,612
Food-Confectionery — 0.3%
Hershey Co.	13,825	1,484,390
Food-Misc./Diversified — 0.3%
Campbell Soup Co.	1,908	99,502
General Mills, Inc.	5,168	286,307
Kellogg Co.	2,221	154,271
Kraft Heinz Co.	14,009	1,199,731
McCormick & Co., Inc.	1,182	115,257
		1,855,068
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	4,256	214,205
Gold Mining — 0.1%
Newmont Mining Corp.	8,697	281,696
Home Decoration Products — 0.3%
Newell Brands, Inc.	26,670	1,430,045
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,295	68,026
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,640	163,284
Marriott International, Inc., Class A	5,067	508,271
Wyndham Worldwide Corp.	1,140	114,467
		786,022
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,101	340,278
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	18,294	2,617,140
Praxair, Inc.	2,611	346,088
		2,963,228
Instruments-Controls — 1.2%
Honeywell International, Inc.	34,725	4,628,495
Mettler-Toledo International, Inc.†	421	247,775
Sensata Technologies Holding NV†	37,023	1,581,623
		6,457,893
Instruments-Scientific — 0.0%
Waters Corp.†	862	158,470

3

Insurance Brokers — 0.3%
Aon PLC	4,274	568,228
Arthur J. Gallagher & Co.	2,927	167,571
Marsh & McLennan Cos., Inc.	8,405	655,254
		1,391,053
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,369	99,184
Insurance-Property/Casualty — 0.3%
Progressive Corp.	35,430	1,562,109
Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	122,669	18,520,566
Netflix, Inc.†	20,759	3,101,602
		21,622,168
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,055	134,048
Internet Security — 0.1%
Symantec Corp.	4,861	137,323
VeriSign, Inc.†	1,440	133,863
		271,186
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,193	151,857
BlackRock, Inc.	969	409,315
T. Rowe Price Group, Inc.	2,558	189,829
		751,001
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	719	146,158
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,997	536,978
Machinery-Farming — 0.1%
Deere & Co.	2,352	290,684
Machinery-General Industrial — 0.8%
Middleby Corp.†	15,384	1,869,310
Roper Technologies, Inc.	10,675	2,471,583
		4,340,893
Machinery-Pumps — 0.5%
Xylem, Inc.	50,141	2,779,316
Medical Information Systems — 0.4%
athenahealth, Inc.†	12,046	1,693,065
Cerner Corp.†	4,795	318,724
		2,011,789
Medical Instruments — 1.4%
Boston Scientific Corp.†	160,724	4,455,269
Edwards Lifesciences Corp.†	24,463	2,892,505
Intuitive Surgical, Inc.†	601	562,158
		7,909,932
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	901	138,880
Quest Diagnostics, Inc.	1,384	153,845
Quintiles IMS Holdings, Inc.†	18,197	1,628,632
		1,921,357
Medical Products — 0.5%
Becton Dickinson and Co.	3,708	723,468
Cooper Cos., Inc.	4,445	1,064,222
Stryker Corp.	5,060	702,226
Varian Medical Systems, Inc.†	1,499	154,682
Zimmer Biomet Holdings, Inc.	2,100	269,640
		2,914,238
Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	9,691	1,179,104
Amgen, Inc.	22,196	3,822,817
Biogen, Inc.†	10,862	2,947,512
Celgene Corp.†	31,969	4,151,814
Gilead Sciences, Inc.	21,312	1,508,463
Illumina, Inc.†	14,349	2,489,839
Incyte Corp.†	22,254	2,802,001
Regeneron Pharmaceuticals, Inc.†	5,967	2,930,633
Vertex Pharmaceuticals, Inc.†	16,113	2,076,482
		23,908,665
Medical-Drugs — 4.1%
AbbVie, Inc.	25,957	1,882,142
Allergan PLC	14,787	3,594,572
Bristol-Myers Squibb Co.	14,778	823,430
Eli Lilly & Co.	84,285	6,936,655
Johnson & Johnson	26,800	3,545,372
Merck & Co., Inc.	27,657	1,772,537
Pfizer, Inc.	54,506	1,830,857
Zoetis, Inc.	36,713	2,290,157
		22,675,722
Medical-HMO — 1.5%
Aetna, Inc.	31,062	4,716,143
Humana, Inc.	2,354	566,420
UnitedHealth Group, Inc.	15,717	2,914,246
		8,196,809
Medical-Hospitals — 0.5%
Envision Healthcare Corp.†	17,803	1,115,714
HCA Healthcare, Inc.†	2,380	207,536
Universal Health Services, Inc., Class B	11,563	1,411,611
		2,734,861
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	13,242	159,036
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,855	154,227
Multimedia — 2.0%
Time Warner, Inc.	12,649	1,270,086
Twenty-First Century Fox, Inc., Class A	8,238	233,465
Twenty-First Century Fox, Inc., Class B	3,813	106,268
Walt Disney Co.	87,590	9,306,438
		10,916,257
Networking Products — 0.2%
Cisco Systems, Inc.	27,544	862,127
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,749	238,924
Waste Management, Inc.	6,629	486,237
		725,161

4

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	765	67,603
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	22,438	1,017,339
Antero Resources Corp.†	28,535	616,641
Apache Corp.	3,970	190,282
Cabot Oil & Gas Corp.	3,644	91,392
Chesapeake Energy Corp.†	5,847	29,060
Cimarex Energy Co.	869	81,695
Concho Resources, Inc.†	9,235	1,122,330
Devon Energy Corp.	4,716	150,770
EOG Resources, Inc.	4,896	443,186
EQT Corp.	1,696	99,369
Newfield Exploration Co.†	2,177	61,957
Noble Energy, Inc.	3,118	88,239
Occidental Petroleum Corp.	5,362	321,023
Pioneer Natural Resources Co.	2,774	442,675
Range Resources Corp.	1,166	27,016
		4,782,974
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	2,645	67,791
Oil-Field Services — 0.5%
Baker Hughes a GE Co., LLC.	2,984	162,658
Halliburton Co.	8,210	350,649
Schlumberger, Ltd.	32,825	2,161,198
		2,674,505
Pipelines — 0.1%
ONEOK, Inc.	2,409	125,653
Williams Cos., Inc.	6,064	183,618
		309,271
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc.	1,485	178,898
American Tower Corp.	57,643	7,627,322
Apartment Investment & Management Co., Class A	2,561	110,046
AvalonBay Communities, Inc.	2,247	431,806
Boston Properties, Inc.	1,631	200,646
Colony Starwood Homes	3,911	134,186
Crown Castle International Corp.	3,881	388,799
Digital Realty Trust, Inc.	2,606	294,348
Equinix, Inc.	7,974	3,422,122
Equity Residential	4,012	264,110
Essex Property Trust, Inc.	567	145,872
Extra Space Storage, Inc.	2,054	160,212
Federal Realty Investment Trust	742	93,781
GGP, Inc.	9,501	223,844
Host Hotels & Resorts, Inc.	12,065	220,428
Iron Mountain, Inc.	2,283	78,444
Kimco Realty Corp.	6,942	127,386
Mid-America Apartment Communities, Inc.	1,130	119,079
Prologis, Inc.	8,649	507,177
Public Storage	1,585	330,520
Realty Income Corp.	2,761	152,352
Regency Centers Corp.	1,503	94,148
Simon Property Group, Inc.	3,361	543,675
UDR, Inc.	4,361	169,948
Ventas, Inc.	3,299	229,215
Vornado Realty Trust	1,405	131,929
Welltower, Inc.	5,972	447,004
		16,827,297
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	12,134	441,678
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	14,501	1,337,427
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,378	155,314
Retail-Apparel/Shoe — 0.9%
Coach, Inc.	2,293	108,551
Foot Locker, Inc.	1,306	64,360
L Brands, Inc.	14,324	771,920
PVH Corp.	12,371	1,416,479
Ross Stores, Inc.	45,515	2,627,581
		4,988,891
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,204	140,374
AutoZone, Inc.†	2,004	1,143,202
O’Reilly Automotive, Inc.†	5,343	1,168,728
		2,452,304
Retail-Automobile — 0.0%
CarMax, Inc.†	1,359	85,699
Retail-Building Products — 1.4%
Home Depot, Inc.	27,957	4,288,604
Lowe’s Cos., Inc.	43,217	3,350,614
		7,639,218
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,731	99,238
Retail-Discount — 1.0%
Costco Wholesale Corp.	31,749	5,077,618
Dollar General Corp.	4,115	296,650
Dollar Tree, Inc.†	3,860	269,891
		5,644,159
Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	14,349	1,123,670
Retail-Gardening Products — 0.1%
Tractor Supply Co.	13,981	757,910
Retail-Jewelry — 0.0%
Tiffany & Co.	892	83,732
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	10,491	757,136
Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	951	273,260
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	257	106,938
Darden Restaurants, Inc.	2,028	183,412
Dunkin’ Brands Group, Inc.	24,804	1,367,197
McDonald’s Corp.	45,744	7,006,151
Starbucks Corp.	66,146	3,856,973

5

Yum! Brands, Inc.	5,395	397,935
		12,918,606
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	5,986	465,711
QUALCOMM, Inc.	24,096	1,330,581
		1,796,292
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	38,759	1,601,134
KLA-Tencor Corp.	2,557	233,991
Lam Research Corp.	2,631	372,103
		2,207,228
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,642	137,067
Steel-Producers — 0.0%
Nucor Corp.	3,070	177,661
Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,674	158,568
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	19,940	758,318
Juniper Networks, Inc.	3,490	97,301
		855,619
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	35,262	1,574,801
Television — 0.1%
CBS Corp., Class B	6,008	383,190
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	484	116,978
Tobacco — 2.2%
Altria Group, Inc.	118,440	8,820,227
Philip Morris International, Inc.	23,289	2,735,293
Reynolds American, Inc.	13,496	877,780
		12,433,300
Tools-Hand Held — 0.0%
Snap-on, Inc.	501	79,158
Stanley Black & Decker, Inc.	1,198	168,595
		247,753
Toys — 0.1%
Hasbro, Inc.	1,835	204,621
Mattel, Inc.	3,185	68,573
		273,194
Transport-Rail — 1.2%
CSX Corp.	107,648	5,873,275
Union Pacific Corp.	9,086	989,556
		6,862,831
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	1,149	78,913
Expeditors International of Washington, Inc.	1,851	104,545
FedEx Corp.	11,692	2,541,022
United Parcel Service, Inc., Class B	11,233	1,242,258
		3,966,738
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,399	127,841
Water — 0.0%
American Water Works Co., Inc.	2,906	226,523
Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	11,958	11,117,113
Alphabet, Inc., Class C†	20,675	18,787,993
		29,905,106
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,666	231,249
X-Ray Equipment — 0.0%
Hologic, Inc.†	2,740	124,341
Total Common Stocks (cost $423,054,844)		551,051,593
EXCHANGE-TRADED FUNDS — 0.2%
iShares S&P 500 Growth Index Fund (cost $1,015,643)	7,868	1,076,736
Total Long-Term Investment Securities (cost $424,070,487)		552,128,329
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.63%(1)	1,297,060	1,297,060
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.65% due 07/03/2017	$1,600,000	1,600,000
Total Short-Term Investment Securities (cost $2,897,002)		2,897,060
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $1,067,011 and collateralized by $1,050,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $1,092,339 (cost $1,067,000)	1,067,000	1,067,000
TOTAL INVESTMENTS (cost $428,034,489)(2)	100.2%	556,092,389
Liabilities in excess of other assets	(0.2)	(1,034,022)
NET ASSETS	100.0%	$555,058,367

†                                         Non-income producing security

(1)                                 The rate shown is the 7-day yield as of June 30, 2017.

6

(2)                                 See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2017	$1,385,420	$1,373,000	$(12,420)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$551,051,593	$—	$—	$551,051,593
Exchange-Traded Funds	1,076,736	—	—	1,076,736
Short-Term Investment Securities:
Registered Investment Companies	1,297,060	—	—	1,297,060
U.S. Government Agencies	—	1,600,000	—	1,600,000
Repurchase Agreements	—	1,067,000	—	1,067,000
Total Investments at Value	$553,425,389	$2,667,000	$—	$556,092,389

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,420	$—	$—	$12,420

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	6,171	$151,806
Omnicom Group, Inc.	2,262	187,520
		339,326
Aerospace/Defense — 0.3%
Arconic, Inc.	15,297	346,477
Boeing Co.	10,379	2,052,447
Raytheon Co.	3,334	538,374
Rockwell Collins, Inc.	2,085	219,092
		3,156,390
Aerospace/Defense-Equipment — 1.7%
L3 Technologies, Inc.	1,487	248,448
Triumph Group, Inc.	59,076	1,866,802
United Technologies Corp.	116,367	14,209,574
		16,324,824
Agricultural Chemicals — 0.4%
Agrium, Inc.	30,349	2,746,281
CF Industries Holdings, Inc.	8,091	226,224
Monsanto Co.	5,026	594,878
Mosaic Co.	12,182	278,115
		3,845,498
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	19,805	819,531
Airlines — 0.3%
Alaska Air Group, Inc.	1,544	138,589
American Airlines Group, Inc.	17,096	860,271
Delta Air Lines, Inc.	25,545	1,372,788
		2,371,648
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	6,066	140,489
Ralph Lauren Corp.	13,643	1,006,853
VF Corp.	11,119	640,454
		1,787,796
Appliances — 0.1%
Whirlpool Corp.	2,567	491,889
Athletic Footwear — 0.1%
NIKE, Inc., Class B	19,777	1,166,843
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	135,739	1,518,919
General Motors Co.	47,660	1,664,764
Honda Motor Co., Ltd ADR	57,870	1,585,059
		4,768,742
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	5,852	386,466
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	6,923	293,258
Delphi Automotive PLC	30,727	2,693,222
		2,986,480
Banks-Commercial — 2.4%
BB&T Corp.	178,809	8,119,717
ING Groep NV ADR	246,258	4,282,426
M&T Bank Corp.	59,606	9,653,192
Regions Financial Corp.	41,719	610,766
Zions Bancorporation	7,032	308,775
		22,974,876
Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	179,770	9,171,866
Citizens Financial Group, Inc.	10,900	388,912
Northern Trust Corp.	2,696	262,078
State Street Corp.	12,274	1,101,346
		10,924,202
Banks-Super Regional — 5.5%
Capital One Financial Corp.	16,762	1,384,876
Comerica, Inc.	2,763	202,362
Fifth Third Bancorp	26,039	675,972
Huntington Bancshares, Inc.	37,729	510,096
KeyCorp	19,401	363,575
PNC Financial Services Group, Inc.	104,064	12,994,472
SunTrust Banks, Inc.	16,779	951,705
US Bancorp	176,211	9,148,875
Wells Fargo & Co.	491,016	27,207,197
		53,439,130
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	65,393	2,932,876
Dr Pepper Snapple Group, Inc.	2,552	232,513
Monster Beverage Corp.†	5,597	278,059
PepsiCo, Inc.	21,814	2,519,299
		5,962,747
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,456	119,362
Brewery — 0.1%
Molson Coors Brewing Co., Class B	6,409	553,353
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	76,060	4,962,154
Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	250,468	10,860,292
Building Products-Wood — 0.0%
Masco Corp.	4,220	161,246
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	11,862	410,069
Lennar Corp., Class A	7,052	376,013
PulteGroup, Inc.	226,152	5,547,509
		6,333,591
Cable/Satellite TV — 0.0%
DISH Network Corp., Class A†	3,395	213,070
Chemicals-Diversified — 1.4%
Dow Chemical Co.	163,865	10,334,965
E.I. du Pont de Nemours & Co.	15,046	1,214,363
Eastman Chemical Co.	5,061	425,073
FMC Corp.	1,581	115,492
LyondellBasell Industries NV, Class A	11,463	967,363
PPG Industries, Inc.	4,179	459,523
		13,516,779
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,151	155,385
Coatings/Paint — 0.0%
Sherwin-Williams Co.	872	306,037
Commercial Services — 0.4%
Ecolab, Inc.	4,077	541,222
Nielsen Holdings PLC	72,938	2,819,783
		3,361,005

1

Commercial Services-Finance — 0.1%
H&R Block, Inc.	7,190	222,243
IHS Markit, Ltd.†	7,930	349,237
Western Union Co.	5,724	109,042
		680,522
Computer Aided Design — 0.0%
ANSYS, Inc.†	1,128	137,255
Autodesk, Inc.†	2,289	230,777
		368,032
Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A	85,454	5,674,146
CSRA, Inc.	2,622	83,248
DXC Technology Co.	4,619	354,370
International Business Machines Corp.	12,759	1,962,717
		8,074,481
Computers — 0.2%
Hewlett Packard Enterprise Co.	57,779	958,554
HP, Inc.	58,421	1,021,199
		1,979,753
Computers-Memory Devices — 0.5%
NetApp, Inc.	84,973	3,403,168
Seagate Technology PLC	10,308	399,435
Western Digital Corp.	10,108	895,569
		4,698,172
Consumer Products-Misc. — 0.1%
Clorox Co.	2,012	268,079
Kimberly-Clark Corp.	5,913	763,427
		1,031,506
Containers-Metal/Glass — 0.1%
Ball Corp.	12,151	512,894
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	3,194	142,964
WestRock Co.	37,285	2,112,568
		2,255,532
Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	13,488	999,865
Coty, Inc., Class A	9,481	177,864
Estee Lauder Cos., Inc., Class A	3,263	313,183
Procter & Gamble Co.	140,210	12,219,302
Unilever NV	93,504	5,167,966
Unilever NV CVA	28,930	1,596,608
		20,474,788
Cruise Lines — 0.8%
Carnival Corp.	38,206	2,505,168
Norwegian Cruise Line Holdings, Ltd.†	94,186	5,113,358
Royal Caribbean Cruises, Ltd.	2,853	311,633
		7,930,159
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	7,956	515,867
Patterson Cos., Inc.	2,832	132,962
		648,829
Diagnostic Equipment — 0.9%
Abbott Laboratories	140,774	6,843,024
Danaher Corp.	9,964	840,862
Thermo Fisher Scientific, Inc.	5,295	923,819
		8,607,705
Dialysis Centers — 0.0%
DaVita, Inc.†	5,403	349,898
Diversified Banking Institutions — 7.7%
Bank of America Corp.	945,138	22,929,048
Citigroup, Inc.	270,662	18,101,875
Goldman Sachs Group, Inc.	12,705	2,819,239
JPMorgan Chase & Co.	317,089	28,981,935
Morgan Stanley	49,433	2,202,734
		75,034,831
Diversified Manufacturing Operations — 3.5%
3M Co.	6,637	1,381,757
Dover Corp.	5,403	433,429
Eaton Corp. PLC	72,956	5,678,166
General Electric Co.	552,819	14,931,641
Ingersoll-Rand PLC	71,483	6,532,831
Parker-Hannifin Corp.	1,479	236,374
Pentair PLC	5,819	387,196
Textron, Inc.	84,360	3,973,356
		33,554,750
Diversified Operations — 0.0%
Leucadia National Corp.	11,239	294,012
E-Commerce/Products — 0.1%
eBay, Inc.†	21,310	744,145
E-Commerce/Services — 0.0%
TripAdvisor, Inc.†	1,610	61,502
Electric Products-Misc. — 0.1%
AMETEK, Inc.	7,986	483,712
Emerson Electric Co.	12,078	720,090
		1,203,802
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	6,282	172,001
PPL Corp.	77,090	2,980,300
		3,152,301
Electric-Integrated — 3.7%
AES Corp.	22,911	254,541
Alliant Energy Corp.	4,191	168,352
Ameren Corp.	8,421	460,376
American Electric Power Co., Inc.	17,065	1,185,506
CMS Energy Corp.	9,733	450,151
Consolidated Edison, Inc.	10,598	856,530
Dominion Energy, Inc.	56,410	4,322,698
DTE Energy Co.	6,226	658,649
Duke Energy Corp.	24,290	2,030,401
Edison International	99,975	7,817,045
Entergy Corp.	6,229	478,200
Eversource Energy	10,998	667,689
Exelon Corp.	32,141	1,159,326
FirstEnergy Corp.	15,400	449,064
NextEra Energy, Inc.	8,286	1,161,117
PG&E Corp.	52,011	3,451,970
Pinnacle West Capital Corp.	3,872	329,739

2

Public Service Enterprise Group, Inc.	17,557	755,127
SCANA Corp.	4,960	332,370
Southern Co.	34,518	1,652,722
WEC Energy Group, Inc.	5,257	322,675
Xcel Energy, Inc.	151,301	6,941,690
		35,905,938
Electronic Components-Semiconductors — 1.5%
Intel Corp.	374,572	12,638,059
Micron Technology, Inc.†	36,092	1,077,707
Qorvo, Inc.†	4,411	279,305
Xilinx, Inc.	3,013	193,796
		14,188,867
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	56,901	4,476,971
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	3,915	232,199
FLIR Systems, Inc.	1,421	49,252
		281,451
Electronic Security Devices — 0.0%
Allegion PLC	1,190	96,533
Engineering/R&D Services — 0.1%
Fluor Corp.	4,851	222,079
Jacobs Engineering Group, Inc.	4,179	227,296
		449,375
Enterprise Software/Service — 0.9%
CA, Inc.	10,875	374,861
Oracle Corp.	169,013	8,474,312
		8,849,173
Finance-Consumer Loans — 0.5%
Navient Corp.	9,889	164,652
Synchrony Financial	151,972	4,531,805
		4,696,457
Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	773	198,421
American Express Co.	13,549	1,141,368
		1,339,789
Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc.	2,002	160,600
Finance-Other Services — 0.4%
CBOE Holdings, Inc.	1,116	102,002
CME Group, Inc.	4,363	546,422
Nasdaq, Inc.	49,636	3,548,478
		4,196,902
Food-Confectionery — 0.1%
J.M. Smucker Co.	4,041	478,172
Food-Meat Products — 0.1%
Hormel Foods Corp.	9,362	319,338
Tyson Foods, Inc., Class A	10,002	626,425
		945,763
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	2,596	135,381
Conagra Brands, Inc.	14,029	501,677
General Mills, Inc.	46,428	2,572,111
Kellogg Co.	4,026	279,646
Kraft Heinz Co.	20,707	1,773,347
McCormick & Co., Inc.	1,415	137,977
Mondelez International, Inc., Class A	219,872	9,496,272
		14,896,411
Food-Retail — 0.1%
Kroger Co.	31,673	738,614
Whole Foods Market, Inc.	11,091	467,042
		1,205,656
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	8,032	404,251
Gas-Distribution — 0.6%
NiSource, Inc.	11,225	284,666
Sempra Energy	50,700	5,716,425
		6,001,091
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,959	225,831
Home Decoration Products — 0.0%
Newell Brands, Inc.	6,539	350,621
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,837	96,498
Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	81,753	5,056,423
Wyndham Worldwide Corp.	1,195	119,990
		5,176,413
Human Resources — 0.0%
Robert Half International, Inc.	4,414	211,563
Independent Power Producers — 0.0%
NRG Energy, Inc.	10,970	188,903
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,249	464,802
Praxair, Inc.	4,365	578,581
		1,043,383
Instruments-Controls — 0.2%
Honeywell International, Inc.	10,848	1,445,930
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	3,819	260,227
Waters Corp.†	944	173,545
		433,772
Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	47,213	3,680,725
Willis Towers Watson PLC	4,410	641,479
		4,322,204
Insurance-Life/Health — 1.3%
Aflac, Inc.	45,823	3,559,531
Lincoln National Corp.	7,784	526,043
Principal Financial Group, Inc.	91,764	5,879,319
Prudential Financial, Inc.	14,889	1,610,096
Torchmark Corp.	3,776	288,864
Unum Group	7,920	369,310
		12,233,163

3

Insurance-Multi-line — 2.2%
Allstate Corp.	12,651	1,118,854
American International Group, Inc.(1)	30,523	1,908,298
Assurant, Inc.	1,901	197,115
Chubb, Ltd.	83,416	12,127,018
Cincinnati Financial Corp.	2,289	165,838
Hartford Financial Services Group, Inc.	12,750	670,268
Loews Corp.	9,582	448,533
MetLife, Inc.	80,388	4,416,517
		21,052,441
Insurance-Property/Casualty — 0.9%
Progressive Corp.	20,161	888,899
Travelers Cos., Inc.	9,697	1,226,961
XL Group, Ltd.	156,780	6,866,964
		8,982,824
Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	65,923	11,165,378
Everest Re Group, Ltd.	1,425	362,791
		11,528,169
Internet Security — 0.0%
Symantec Corp.	10,766	304,139
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.	1,964	325,749
Ameriprise Financial, Inc.	25,051	3,188,742
BlackRock, Inc.	12,288	5,190,574
Franklin Resources, Inc.	11,883	532,240
Invesco, Ltd.	302,664	10,650,746
T. Rowe Price Group, Inc.	2,931	217,509
		20,105,560
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	45,061	4,842,255
Machinery-Farming — 0.1%
Deere & Co.	5,209	643,780
Machinery-General Industrial — 0.0%
Roper Technologies, Inc.	1,593	368,827
Machinery-Pumps — 0.0%
Flowserve Corp.	4,533	210,467
Medical Instruments — 1.6%
Medtronic PLC	175,404	15,567,105
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,633	251,710
Quest Diagnostics, Inc.	1,804	200,533
		452,243
Medical Products — 0.6%
Baxter International, Inc.	16,928	1,024,821
Cooper Cos., Inc.	475	113,724
Henry Schein, Inc.†	2,753	503,854
Zimmer Biomet Holdings, Inc.	34,014	4,367,398
		6,009,797
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	32,471	5,592,480
Illumina, Inc.†	1,571	272,600
Vertex Pharmaceuticals, Inc.†	29,657	3,821,898
		9,686,978
Medical-Drugs — 7.7%
AbbVie, Inc.	21,400	1,551,714
Allergan PLC	51,570	12,536,151
AstraZeneca PLC ADR	130,938	4,463,677
Bristol-Myers Squibb Co.	118,755	6,617,029
Eli Lilly & Co.	18,871	1,553,083
Johnson & Johnson	85,142	11,263,435
Mallinckrodt PLC†	3,448	154,505
Merck & Co., Inc.	199,079	12,758,973
Pfizer, Inc.	427,392	14,356,097
Roche Holding AG	18,600	4,736,803
Roche Holding AG ADR	147,058	4,676,444
		74,667,911
Medical-Generic Drugs — 0.2%
Mylan NV†	15,997	621,004
Perrigo Co. PLC	4,976	375,787
Teva Pharmaceutical Industries, Ltd. ADR	25,930	861,395
		1,858,186
Medical-HMO — 0.5%
Anthem, Inc.	9,197	1,730,232
Centene Corp.†	5,979	477,602
Cigna Corp.	16,375	2,741,011
		4,948,845
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	2,405	150,721
HCA Healthcare, Inc.†	39,227	3,420,594
Universal Health Services, Inc., Class B	1,707	208,391
		3,779,706
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	5,759	544,398
Cardinal Health, Inc.	10,963	854,237
McKesson Corp.	19,070	3,137,778
		4,536,413
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	18,016	216,372
Multimedia — 1.4%
Thomson Reuters Corp.	72,445	3,353,479
Time Warner, Inc.	22,090	2,218,057
Twenty-First Century Fox, Inc., Class A	18,991	538,205
Twenty-First Century Fox, Inc., Class B	8,791	245,005
Viacom, Inc., Class B	144,737	4,858,821
Walt Disney Co.	20,700	2,199,375
		13,412,942
Networking Products — 2.2%
Cisco Systems, Inc.	691,820	21,653,966
Office Automation & Equipment — 0.0%
Xerox Corp.	7,408	212,832
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,445	127,695

4

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	3,768	204,753
Transocean, Ltd.†	13,572	111,698
		316,451
Oil Companies-Exploration & Production — 2.9%
Anadarko Petroleum Corp.	88,193	3,998,671
Apache Corp.	4,752	227,763
Cabot Oil & Gas Corp.	8,401	210,697
Chesapeake Energy Corp.†	14,031	69,734
Cimarex Energy Co.	1,452	136,503
Concho Resources, Inc.†	2,365	287,418
ConocoPhillips	42,935	1,887,423
Devon Energy Corp.	8,210	262,474
EOG Resources, Inc.	59,097	5,349,460
EQT Corp.	2,406	140,968
Hess Corp.	9,378	411,413
Marathon Oil Corp.	295,665	3,503,630
Newfield Exploration Co.†	2,281	64,917
Noble Energy, Inc.	9,163	259,313
Occidental Petroleum Corp.	112,345	6,726,095
Pioneer Natural Resources Co.	24,735	3,947,211
Range Resources Corp.	4,049	93,815
Southwestern Energy Co.†	154,299	938,138
		28,515,643
Oil Companies-Integrated — 6.1%
Chevron Corp.	235,528	24,572,636
Exxon Mobil Corp.	176,158	14,221,235
Imperial Oil, Ltd.	166,210	4,844,801
Royal Dutch Shell PLC, Class B	175,089	4,703,420
Royal Dutch Shell PLC, Class B ADR	43,000	2,340,490
TOTAL SA ADR(4)	168,815	8,371,536
		59,054,118
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	13,190	434,479
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	18,003	942,097
Phillips 66	15,225	1,258,955
Tesoro Corp.	5,245	490,932
Valero Energy Corp.	15,521	1,047,047
		3,739,031
Oil-Field Services — 2.4%
Baker Hughes, Inc.	68,857	3,753,395
Halliburton Co.	126,703	5,411,485
Schlumberger, Ltd.	200,803	13,220,869
TechnipFMC PLC†	16,193	440,450
		22,826,199
Paper & Related Products — 0.6%
International Paper Co.	97,651	5,528,023
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	20,599	1,315,040
Pipelines — 0.2%
Kinder Morgan, Inc.	66,632	1,276,669
ONEOK, Inc.	2,197	114,596
Williams Cos., Inc.	15,772	477,576
		1,868,841
Publishing-Newspapers — 0.0%
News Corp., Class A	13,264	181,717
News Corp., Class B	4,157	58,821
		240,538
Real Estate Investment Trusts — 1.4%
Boston Properties, Inc.	19,259	2,369,242
Brixmor Property Group, Inc.	84,900	1,518,012
Crown Castle International Corp.	4,447	445,500
Equity Residential	4,205	276,815
Essex Property Trust, Inc.	1,070	275,279
Federal Realty Investment Trust	928	117,290
HCP, Inc.	16,262	519,734
Iron Mountain, Inc.	3,666	125,964
Macerich Co.	4,133	239,962
Mid-America Apartment Communities, Inc.	1,537	161,969
Park Hotels & Resorts, Inc.	145,506	3,922,842
Public Storage	1,816	378,690
Realty Income Corp.	3,601	198,703
Regency Centers Corp.	1,878	117,638
Simon Property Group, Inc.	3,684	595,924
SL Green Realty Corp.	3,534	373,897
Ventas, Inc.	5,296	367,966
Vornado Realty Trust	2,989	280,667
Weyerhaeuser Co.	26,074	873,479
		13,159,573
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,844	212,722
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	4,878	230,925
Foot Locker, Inc.	1,776	87,521
Gap, Inc.	7,639	167,982
L Brands, Inc.	86,382	4,655,126
PVH Corp.	2,707	309,951
		5,451,505
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	35,020	4,082,982
Genuine Parts Co.	5,115	474,467
		4,557,449
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,284	96,294
CarMax, Inc.†	3,535	222,917
		319,211
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	5,038	153,155
Retail-Building Products — 0.1%
Lowe’s Cos., Inc.	10,721	831,199
Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp. QVC Group, Class A†	187,012	4,589,274
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	5,525	316,748

5

Retail-Discount — 1.7%
Costco Wholesale Corp.	15,222	2,434,454
Target Corp.	46,457	2,429,237
Wal-Mart Stores, Inc.	146,724	11,104,072
		15,967,763
Retail-Drug Store — 1.0%
CVS Health Corp.	94,828	7,629,861
Walgreens Boots Alliance, Inc.	29,637	2,320,873
		9,950,734
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,919	104,029
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	43,595	2,756,948
Tiffany & Co.	1,823	171,125
		2,928,073
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	3,861	184,672
Retail-Office Supplies — 0.0%
Staples, Inc.	22,669	228,277
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	5,917	228,811
Macy’s, Inc.	10,568	245,600
		474,411
Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	448	186,413
McDonald’s Corp.	10,749	1,646,317
		1,832,730
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	8,739	305,515
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	11,951	211,055
Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	183,059	10,108,518
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	58,110	2,400,524
Lam Research Corp.	10,940	1,547,244
		3,947,768
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,028	157,093
Steel-Producers — 0.0%
Nucor Corp.	4,540	262,730
Telecom Services — 0.0%
Level 3 Communications, Inc.†	4,470	265,071
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	5,835	162,680
Telephone-Integrated — 1.9%
AT&T, Inc.	213,371	8,050,488
CenturyLink, Inc.	19,047	454,842
Verizon Communications, Inc.	228,072	10,185,696
		18,691,026
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,162	280,844
Tobacco — 1.4%
British American Tobacco PLC ADR	93,088	6,380,252
Philip Morris International, Inc.	56,600	6,647,670
		13,027,922
Tools-Hand Held — 0.1%
Snap-on, Inc.	945	149,310
Stanley Black & Decker, Inc.	2,761	388,556
		537,866
Toys — 0.3%
Mattel, Inc.	125,352	2,698,829
Transport-Rail — 1.0%
CSX Corp.	11,848	646,427
Kansas City Southern	3,682	385,321
Norfolk Southern Corp.	10,057	1,223,937
Union Pacific Corp.	71,276	7,762,669
		10,018,354
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,445	167,923
Expeditors International of Washington, Inc.	2,314	130,695
FedEx Corp.	18,565	4,034,731
		4,333,349
Transport-Truck — 0.3%
Schneider National, Inc., Class B	115,900	2,592,683
Wireless Equipment — 0.5%
Nokia OYJ ADR	766,150	4,719,484
X-Ray Equipment — 0.0%
Hologic, Inc.†	3,887	176,392
Total Common Stocks (cost $844,171,074)		951,014,477
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Value ETF	35,380	4,119,294
iShares S&P 500 Value ETF	63,998	6,717,230
Total Exchange-Traded Funds (cost $10,748,207)		10,836,524
Total Long-Term Investment Securities (cost $854,919,281)		961,851,001

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 07/03/2017 (cost $3,382,000)	$3,382,000	3,382,000

6

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount $566,006 collateralized by $555,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $577,379	566,000	566,000
Bank of America Securities LLC Joint Repurchase Agreement(2)	495,000	495,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	410,000	410,000
BNP Paribas SA Joint Repurchase Agreement(2)	715,000	715,000
Deutsche Bank AG Joint Repurchase Agreement(2)	165,000	165,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	625,000	625,000
Total Repurchase Agreements (cost $2,976,000)		2,976,000
TOTAL INVESTMENTS (cost $861,277,281)(3)	99.7%	968,209,001
Other assets less liabilities	0.3	2,547,731
NET ASSETS	100.0%	$970,756,732

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $8,371,536 representing 0.9% of net assets.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2017	$1,040,620	$1,036,000	$(4,620)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	CHF	3,893,626	USD	4,034,699	09/29/2017	$—	$(48,210)
	JPY	151,323,577	USD	1,361,197	09/29/2017	10,729	—
						10,729	(48,210)
Morgan Stanley Capital Services, Inc.	CAD	5,533,879	USD	4,187,156	09/29/2017	—	(85,918)
	GBP	1,586,381	USD	2,024,517	09/29/2017	—	(47,134)
	USD	102,373	CAD	132,802	09/29/2017	172	—
	USD	66,505	GBP	51,000	09/29/2017	95	—
						267	(133,052)
UBS AG	EUR	7,411,082	USD	8,325,164	09/29/2017	—	(177,756)
Net Unrealized Appreciation (Depreciation)						$10,996	$(359,018)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

7

The following is a summary of the inputs used to value the Portfolio’s net assets as of  June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$951,014,477	$—	$—	$951,014,477
Exchange-Traded Funds	10,836,524	—	—	10,836,524
Short-Term Investment Securities	—	3,382,000	—	3,382,000
Repurchase Agreements	—	2,976,000	—	2,976,000
Total Investments at Value	$961,851,001	$6,358,000	$—	$968,209,001

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$10,996	$—	$10,996

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$4,620	$—	$—	$4,620
Forward Foreign Currency Contracts	—	359,018	—	359,018
Total Other Financial Instruments	$4,620	$359,018	$—	$363,638

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

8

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.2%
Advanced Materials — 0.0%
Hexcel Corp.	1,464	$77,285
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	17,285	425,211
Omnicom Group, Inc.	9,210	763,509
		1,188,720
Aerospace/Defense — 0.7%
Rockwell Collins, Inc.	8,138	855,141
TransDigm Group, Inc.	2,624	705,515
		1,560,656
Aerospace/Defense-Equipment — 0.3%
Harris Corp.	5,352	583,796
HEICO Corp.	594	42,673
HEICO Corp., Class A	1,169	72,537
		699,006
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,800	134,208
Airlines — 0.7%
Alaska Air Group, Inc.	6,003	538,829
Allegiant Travel Co.	600	81,360
American Airlines Group, Inc.	4,675	235,246
Copa Holdings SA, Class A	1,355	158,535
Spirit Airlines, Inc.†	1,600	82,640
United Continental Holdings, Inc.†	4,200	316,050
		1,412,660
Apparel Manufacturers — 0.5%
Carter’s, Inc.	2,759	245,413
Hanesbrands, Inc.	13,207	305,874
Michael Kors Holdings, Ltd.†	276	10,005
Under Armour, Inc., Class A†	3,250	70,720
Under Armour, Inc., Class C†	3,298	66,488
VF Corp.	5,964	343,526
		1,042,026
Appliances — 0.1%
Whirlpool Corp.	1,141	218,638
Applications Software — 2.7%
Citrix Systems, Inc.†	3,666	291,740
Dropbox, Inc., Class A†(2)(3)(4)	3,515	34,306
Dropbox, Inc., Class B†(2)(3)(4)	844	8,238
Intuit, Inc.	2,400	318,744
PTC, Inc.†	2,782	153,344
Red Hat, Inc.†	9,599	919,104
ServiceNow, Inc.†	34,369	3,643,114
Snap, Inc., Class A†	3,000	53,310
Tableau Software, Inc., Class A†	5,802	355,489
		5,777,389
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	9,724	408,116
Ritchie Bros. Auctioneers, Inc.	4,200	120,708
Sotheby’s†	2,400	128,808
		657,632
Auto-Cars/Light Trucks — 0.4%
Ferrari NV	1,840	158,277
Tesla, Inc.†	1,987	718,519
		876,796
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	151,892
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	3,238	121,457
BorgWarner, Inc.	4,529	191,849
Delphi Automotive PLC	9,202	806,555
Lear Corp.	1,382	196,355
Visteon Corp.†	772	78,790
WABCO Holdings, Inc.†	2,427	309,467
		1,704,473
Banks-Commercial — 1.2%
Bank of the Ozarks, Inc.	1,277	59,853
BankUnited, Inc.	4,600	155,066
East West Bancorp, Inc.	213	12,478
First Republic Bank	6,549	655,555
Pinnacle Financial Partners, Inc.	546	34,289
Signature Bank†	6,132	880,126
SVB Financial Group†	2,841	499,419
Webster Financial Corp.	4,200	219,324
Western Alliance Bancorp†	1,335	65,682
		2,581,792
Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	6,600	235,488
Northern Trust Corp.	1,700	165,257
State Street Corp.	3,000	269,190
		669,935
Banks-Super Regional — 0.4%
Fifth Third Bancorp	5,200	134,992
Huntington Bancshares, Inc.	49,704	671,998
		806,990
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,184	200,916
Beverages-Non-alcoholic — 1.3%
Dr Pepper Snapple Group, Inc.	8,250	751,658
Monster Beverage Corp.†	38,077	1,891,665
		2,643,323
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,239	61,083
Brown-Forman Corp., Class B	9,588	465,977
Constellation Brands, Inc., Class A	350	67,805
		594,865
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,147	78,352
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	1,069	49,174
Fortune Brands Home & Security, Inc.	9,761	636,808
		685,982
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	872	160,134
Building Products-Cement — 0.8%
Eagle Materials, Inc.	3,037	280,679
Martin Marietta Materials, Inc.	1,379	306,938
Vulcan Materials Co.	7,869	996,845
		1,584,462

1

Building Products-Wood — 0.1%
Masco Corp.	5,029	192,158
Building-Maintenance & Services — 0.2%
Rollins, Inc.	8,318	338,626
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,197	125,110
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	4,548	157,224
NVR, Inc.†	180	433,910
PulteGroup, Inc.	7,686	188,537
Toll Brothers, Inc.	6,121	241,841
		1,021,512
Cable/Satellite TV — 0.0%
Cable One, Inc.	114	81,043
Casino Hotels — 0.9%
Melco Resorts & Entertainment Ltd. ADR	51,943	1,166,120
MGM Resorts International	11,098	347,256
Wynn Resorts, Ltd.	3,139	421,003
		1,934,379
Cellular Telecom — 0.0%
Altice USA, Inc., Class A†	2,387	77,100
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	4,319	410,046
FMC Corp.	3,245	237,047
Huntsman Corp.	2,357	60,905
Westlake Chemical Corp.	432	28,603
		736,601
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	85,228
Chemicals-Specialty — 1.1%
Albemarle Corp.	501	52,876
Ashland Global Holdings, Inc.	2,300	151,593
Chemours Co.	4,481	169,919
International Flavors & Fragrances, Inc.	1,918	258,930
NewMarket Corp.	467	215,044
Platform Specialty Products Corp.†	70,426	893,002
Univar, Inc.†	2,510	73,292
Valvoline, Inc.	12,014	284,972
Versum Materials, Inc.	237	7,702
W.R. Grace & Co.	1,652	118,961
		2,226,291
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	5,154	165,134
RPM International, Inc.	9,613	524,389
Sherwin-Williams Co.	830	291,297
		980,820
Commercial Services — 1.6%
Cintas Corp.	2,085	262,793
CoreLogic, Inc.†	7,506	325,610
CoStar Group, Inc.†	8,809	2,322,053
Live Nation Entertainment, Inc.†	3,248	113,193
Nielsen Holdings PLC	6,900	266,754
Quanta Services, Inc.†	912	30,023
ServiceMaster Global Holdings, Inc.†	3,258	127,681
		3,448,107
Commercial Services-Finance — 4.0%
CDK Global, Inc.	3,273	203,122
Equifax, Inc.	6,390	878,114
Euronet Worldwide, Inc.†	1,217	106,329
FleetCor Technologies, Inc.†	4,178	602,509
Global Payments, Inc.	17,023	1,537,517
H&R Block, Inc.	773	23,894
IHS Markit, Ltd.†	12,303	541,824
MarketAxess Holdings, Inc.	889	178,778
Moody’s Corp.	7,035	856,019
Morningstar, Inc.	431	33,765
Sabre Corp.	15,944	347,101
Square, Inc., Class A†	5,383	126,285
Total System Services, Inc.	4,402	256,417
TransUnion†	37,930	1,642,748
Vantiv, Inc., Class A†	10,895	690,089
Western Union Co.	11,444	218,008
WEX, Inc.†	2,159	225,119
		8,467,638
Computer Aided Design — 1.6%
ANSYS, Inc.†	2,870	349,222
Autodesk, Inc.†	23,558	2,375,118
Cadence Design Systems, Inc.†	11,023	369,160
Synopsys, Inc.†	2,583	188,378
		3,281,878
Computer Data Security — 0.1%
Fortinet, Inc.†	7,369	275,895
Computer Services — 0.8%
CSRA, Inc.	11,426	362,775
Dell Technologies, Inc., Class V†	4,977	304,144
DST Systems, Inc.	151	9,317
DXC Technology Co.†	6,873	527,297
EPAM Systems, Inc.†	1,800	151,362
Genpact, Ltd.	8,270	230,154
		1,585,049
Computer Software — 0.4%
Splunk, Inc.†	7,339	417,516
SS&C Technologies Holdings, Inc.	11,141	427,926
		845,442
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,924	119,416
Computers-Memory Devices — 0.2%
NetApp, Inc.	5,637	225,762
Western Digital Corp.	1,013	89,752
		315,514
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	8,339	271,351
Gartner, Inc.†	4,825	595,936
Verisk Analytics, Inc.†	9,677	816,448
		1,683,735
Consumer Products-Misc. — 0.3%
Clorox Co.	3,870	515,639
Spectrum Brands Holdings, Inc.	593	74,149
		589,788

2

Containers-Metal/Glass — 0.5%
Ball Corp.	17,846	753,280
Crown Holdings, Inc.†	2,219	132,386
Owens-Illinois, Inc.†	3,081	73,697
Silgan Holdings, Inc.	1,798	57,140
		1,016,503
Containers-Paper/Plastic — 0.8%
Ardagh Group SA	238	5,381
Berry Plastics Group, Inc.†	3,141	179,069
Graphic Packaging Holding Co.	5,280	72,758
Packaging Corp. of America	9,353	1,041,831
Sealed Air Corp.	8,112	363,093
		1,662,132
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,800	152,012
Royal Caribbean Cruises, Ltd.	1,600	174,768
		326,780
Data Processing/Management — 1.6%
Broadridge Financial Solutions, Inc.	2,842	214,741
Dun & Bradstreet Corp.	354	38,285
Fidelity National Information Services, Inc.	9,941	848,961
First Data Corp., Class A†	8,958	163,036
Fiserv, Inc.†	10,647	1,302,554
Jack Henry & Associates, Inc.	1,878	195,068
Paychex, Inc.	10,356	589,671
		3,352,316
Decision Support Software — 0.2%
MSCI, Inc.	4,356	448,624
Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	9,994	1,500,299
DENTSPLY SIRONA, Inc.	4,672	302,933
Patterson Cos., Inc.	192	9,014
		1,812,246
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	4,717	761,418
OPKO Health, Inc.†	883	5,810
QIAGEN NV†	1,830	61,360
		828,588
Dialysis Centers — 0.1%
DaVita, Inc.†	2,600	168,376
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	1,761	556,670
STERIS PLC	1,800	146,700
		703,370
Distribution/Wholesale — 1.1%
Fastenal Co.	31,702	1,379,988
HD Supply Holdings, Inc.†	4,899	150,056
LKQ Corp.†	1,057	34,828
Pool Corp.	974	114,513
Watsco, Inc.	1,734	267,383
WW Grainger, Inc.	1,603	289,390
		2,236,158
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	3,489	196,535
Colfax Corp.†	3,300	129,921
Dover Corp.	402	32,249
Ingersoll-Rand PLC	3,117	284,863
Parker-Hannifin Corp.	2,777	443,820
Textron, Inc.	4,000	188,400
		1,275,788
Diversified Operations — 0.0%
Leucadia National Corp.	1,860	48,658
Drug Delivery Systems — 0.5%
Catalent, Inc.†	3,800	133,380
DexCom, Inc.†	12,438	909,840
		1,043,220
E-Commerce/Products — 0.8%
The Honest Co., Inc.†(2)(3)(4)	1,850	55,666
Vipshop Holdings, Ltd. ADR†	6,500	68,575
Wayfair, Inc., Class A†	19,760	1,519,149
		1,643,390
E-Commerce/Services — 1.8%
Ctrip.com International, Ltd. ADR†	4,200	226,212
Expedia, Inc.	2,946	438,807
IAC/InterActiveCorp†	2,992	308,894
Liberty Expedia Holdings, Inc., Class A†	244	13,181
Match Group, Inc.†	11,086	192,675
MercadoLibre, Inc.	700	175,616
TripAdvisor, Inc.†	1,258	48,055
Zillow Group, Inc., Class A†	3,981	194,432
Zillow Group, Inc., Class C†	43,820	2,147,618
		3,745,490
E-Services/Consulting — 0.1%
CDW Corp.	3,720	232,612
Shopify, Inc.†	800	69,520
		302,132
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,904	236,465
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,420	83,847
Electronic Components-Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	163,138	2,035,962
Cavium, Inc.†	12,068	749,785
IPG Photonics Corp.†	2,271	329,522
Microchip Technology, Inc.	30,235	2,333,537
Micron Technology, Inc.†	40,273	1,202,552
Microsemi Corp.†	8,467	396,256
NVIDIA Corp.	9,779	1,413,652
ON Semiconductor Corp.†	9,553	134,124
Qorvo, Inc.†	1,599	101,249
Skyworks Solutions, Inc.	8,075	774,796
Xilinx, Inc.	9,315	599,141
		10,070,576

3

Electronic Connectors — 0.5%
Amphenol Corp., Class A	14,954	1,103,904
Electronic Forms — 0.0%
DocuSign, Inc. CVR†(2)(3)(4)	2,581	0
Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	6,903	409,417
FLIR Systems, Inc.	1,753	60,759
Fortive Corp.	9,646	611,074
Keysight Technologies, Inc.†	5,600	218,008
National Instruments Corp.	2,034	81,808
Trimble, Inc.†	25,714	917,218
		2,298,284
Electronic Security Devices — 0.3%
Allegion PLC	7,213	585,119
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,242	201,477
Enterprise Software/Service — 4.4%
Atlassian Corp. PLC, Class A†	13,934	490,198
Guidewire Software, Inc.†	29,039	1,995,270
Manhattan Associates, Inc.†	1,674	80,452
Tyler Technologies, Inc.†	2,336	410,365
Ultimate Software Group, Inc.†	8,619	1,810,507
Veeva Systems, Inc., Class A†	18,732	1,148,459
Workday, Inc., Class A†	34,205	3,317,885
		9,253,136
Entertainment Software — 0.4%
Electronic Arts, Inc.†	5,300	560,316
Take-Two Interactive Software, Inc.†	2,406	176,552
Zynga, Inc., Class A†	17,700	64,428
		801,296
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	6,661	303,342
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	245	62,999
Finance-Consumer Loans — 0.4%
Synchrony Financial	29,864	890,544
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	2,434	624,783
Discover Financial Services	2,200	136,818
		761,601
Finance-Investment Banker/Broker — 1.4%
E*TRADE Financial Corp.†	5,600	212,968
Lazard, Ltd., Class A	9,018	417,804
LPL Financial Holdings, Inc.	2,140	90,864
Raymond James Financial, Inc.	808	64,818
TD Ameritrade Holding Corp.	52,686	2,264,971
		3,051,425
Finance-Leasing Companies — 0.0%
Air Lease Corp.	143	5,342
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,200	131,892
FNF Group	8,800	394,504
		526,396
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	1,414	17,873
CBOE Holdings, Inc.	8,377	765,658
SEI Investments Co.	3,248	174,677
		958,208
Food-Baking — 0.0%
Flowers Foods, Inc.	5,550	96,071
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	400	32,676
Food-Catering — 0.1%
Aramark	7,203	295,179
Food-Confectionery — 0.4%
Hershey Co.	6,632	712,078
J.M. Smucker Co.	500	59,165
		771,243
Food-Meat Products — 0.2%
Hormel Foods Corp.	5,500	187,605
Tyson Foods, Inc., Class A	4,700	294,361
		481,966
Food-Misc./Diversified — 1.0%
Blue Buffalo Pet Products, Inc.†	8,765	199,930
Campbell Soup Co.	2,847	148,471
Conagra Brands, Inc.	5,300	189,528
Hain Celestial Group, Inc.†	3,600	139,752
Kellogg Co.	5,552	385,642
Lamb Weston Holdings, Inc.	820	36,113
McCormick & Co., Inc.	6,656	649,026
Pinnacle Foods, Inc.	2,700	160,380
Snyder’s-Lance, Inc.	5,400	186,948
		2,095,790
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	8,459	191,766
Whole Foods Market, Inc.	1,137	47,879
		239,645
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	1,369	40,386
Wolverine World Wide, Inc.	4,100	114,841
		155,227
Funeral Services & Related Items — 0.2%
Service Corp. International	15,207	508,674
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	982	87,850
Toro Co.	5,757	398,902
		486,752
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,300	190,785
NiSource, Inc.	6,600	167,376
		358,161
Gold Mining — 0.0%
Royal Gold, Inc.	585	45,729

4

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	17,447	974,066
Stericycle, Inc.†	1,400	106,848
		1,080,914
Home Decoration Products — 0.2%
Newell Brands, Inc.	8,700	466,494
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,574	135,212
Tempur Sealy International, Inc.†	3,133	167,271
		302,483
Hotels/Motels — 1.6%
Choice Hotels International, Inc.	3,509	225,453
Extended Stay America, Inc.	9,854	190,773
Hilton Grand Vacations, Inc.†	1,436	51,782
Hilton Worldwide Holdings, Inc.	36,903	2,282,451
Marriott International, Inc., Class A	2,866	287,489
Wyndham Worldwide Corp.	2,479	248,916
		3,286,864
Housewares — 0.0%
Tupperware Brands Corp.	1,228	86,242
Human Resources — 0.2%
ManpowerGroup, Inc.	1,600	178,640
Robert Half International, Inc.	6,091	291,942
		470,582
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,430	24,625
Industrial Automated/Robotic — 0.9%
Cognex Corp.	4,012	340,619
Nordson Corp.	2,595	314,825
Rockwell Automation, Inc.	8,109	1,313,334
		1,968,778
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,600	228,896
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,280	753,331
Sensata Technologies Holding NV†	8,781	375,125
		1,128,456
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	504	34,343
Waters Corp.†	1,849	339,920
		374,263
Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	2,960	169,460
Willis Towers Watson PLC	1,800	261,828
		431,288
Insurance-Multi-line — 0.0%
Assurant, Inc.	270	27,996
Voya Financial, Inc.	262	9,665
		37,661
Insurance-Property/Casualty — 0.5%
Arch Capital Group, Ltd.†	374	34,890
Erie Indemnity Co., Class A	439	54,906
Progressive Corp.	18,172	801,204
XL Group, Ltd.	1,968	86,198
		977,198
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	451	22,482
RenaissanceRe Holdings, Ltd.	70	9,734
		32,216
Internet Application Software — 0.0%
Zendesk, Inc.†	1,800	50,004
Internet Content-Entertainment — 0.4%
Netflix, Inc.†	5,778	863,291
Pandora Media, Inc.†	5,475	48,837
Twitter, Inc.†	1,023	18,281
		930,409
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,872	364,916
Internet Security — 0.9%
Palo Alto Networks, Inc.†	3,959	529,754
Proofpoint, Inc.†	2,300	199,709
Symantec Corp.	14,983	423,269
VeriSign, Inc.†	7,229	672,008
		1,824,740
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,328	423,621
Eaton Vance Corp.	2,682	126,912
Federated Investors, Inc., Class B	628	17,741
Financial Engines, Inc.	2,400	87,840
Invesco, Ltd.	4,200	147,798
Legg Mason, Inc.	492	18,775
T. Rowe Price Group, Inc.	886	65,750
		888,437
Lasers-System/Components — 0.1%
Coherent, Inc.†	593	133,419
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	2,287	464,902
Universal Display Corp.	1,009	110,233
		575,135
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,425	131,228
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	2,734	133,283
Machinery-General Industrial — 2.1%
IDEX Corp.	3,574	403,898
Middleby Corp.†	15,792	1,918,886
Roper Technologies, Inc.	3,709	858,745
Wabtec Corp.	3,265	298,748
Welbilt, Inc.†	3,117	58,755
Zebra Technologies Corp., Class A†	8,443	848,690
		4,387,722
Machinery-Pumps — 0.4%
Flowserve Corp.	3,200	148,576
Gardner Denver Holdings, Inc.†	1,006	21,740
Graco, Inc.	3,736	408,270
Xylem, Inc.	4,766	264,179
		842,765

5

Medical Information Systems — 0.5%
athenahealth, Inc.†	1,457	204,781
Cerner Corp.†	10,586	703,652
Medidata Solutions, Inc.†	1,700	132,940
		1,041,373
Medical Instruments — 2.5%
Bio-Techne Corp.	896	105,280
Bruker Corp.	5,620	162,081
Edwards Lifesciences Corp.†	18,331	2,167,457
Intuitive Surgical, Inc.†	2,615	2,445,993
Teleflex, Inc.	1,578	327,845
		5,208,656
Medical Labs & Testing Services — 0.2%
Quintiles IMS Holdings, Inc.†	4,613	412,863
Medical Products — 1.4%
ABIOMED, Inc.†	6,497	931,020
Cooper Cos., Inc.	3,011	720,894
Henry Schein, Inc.†	3,819	698,953
Hill-Rom Holdings, Inc.	1,492	118,778
Varian Medical Systems, Inc.†	2,231	230,217
West Pharmaceutical Services, Inc.	3,176	300,196
		3,000,058
Medical-Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	1,000	121,670
Alnylam Pharmaceuticals, Inc.†	2,686	214,235
BioMarin Pharmaceutical, Inc.†	8,033	729,557
Bioverativ, Inc.†	5,027	302,475
Bluebird Bio, Inc.†	900	94,545
Charles River Laboratories International, Inc.†	1,142	115,513
Exact Sciences Corp.†	21,317	753,982
Exelixis, Inc.†	7,006	172,558
Illumina, Inc.†	5,837	1,012,836
Incyte Corp.†	11,969	1,507,017
Intercept Pharmaceuticals, Inc.†	834	100,972
Intrexon Corp.†	950	22,886
Ionis Pharmaceuticals, Inc.†	17,156	872,726
Kite Pharma, Inc.†	1,200	124,404
Seattle Genetics, Inc.†	4,820	249,387
Ultragenyx Pharmaceutical, Inc.†	1,000	62,110
United Therapeutics Corp.†	1,000	129,730
Vertex Pharmaceuticals, Inc.†	6,010	774,509
		7,361,112
Medical-Drugs — 2.1%
ACADIA Pharmaceuticals, Inc.†	6,441	179,640
Akorn, Inc.†	2,062	69,160
Alkermes PLC†	8,893	515,527
Eisai Co., Ltd.	9,500	524,094
Horizon Pharma PLC†	3,200	37,984
Ironwood Pharmaceuticals, Inc.†	9,900	186,912
Jazz Pharmaceuticals PLC†	1,000	155,500
Mallinckrodt PLC†	1,400	62,734
Ono Pharmaceutical Co., Ltd.	25,400	553,504
Pacira Pharmaceuticals, Inc.†	1,400	66,780
Patheon NV†	819	28,567
TESARO, Inc.†	5,258	735,384
Zoetis, Inc.	20,743	1,293,948
		4,409,734
Medical-HMO — 0.5%
Centene Corp.†	4,320	345,081
Humana, Inc.	700	168,434
Molina Healthcare, Inc.†	2,100	145,278
WellCare Health Plans, Inc.†	2,194	393,955
		1,052,748
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	6,546	323,241
Envision Healthcare Corp.†	2,204	138,125
LifePoint Health, Inc.†	151	10,140
Universal Health Services, Inc., Class B	1,500	183,120
		654,626
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	7,257	686,004
Premier, Inc., Class A†	357	12,852
		698,856
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	6,511	78,197
Southern Copper Corp.	1,776	61,503
		139,700
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	349	30,314
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	814	22,971
Lions Gate Entertainment Corp., Class B†	1,547	40,655
		63,626
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	5,096	275,286
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	339	21,303
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,585	263,395
Networking Products — 1.0%
Arista Networks, Inc.†	13,322	1,995,502
LogMeIn, Inc.	787	82,242
		2,077,744
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,100	328,542
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,021	178,596
Oil Companies-Exploration & Production — 1.3%
Antero Resources Corp.†	2,758	59,600
Apache Corp.	481	23,054
Cabot Oil & Gas Corp.	10,675	267,729
Centennial Resource Development LLC†(1)(3)(4)	1,300	19,538

6

Centennial Resource Development, Inc., Class A†	7,074	111,911
Chesapeake Energy Corp.†	1,492	7,415
Cimarex Energy Co.	3,122	293,499
Concho Resources, Inc.†	1,000	121,530
Continental Resources, Inc.†	930	30,067
Devon Energy Corp.	919	29,380
Diamondback Energy, Inc.†	1,740	154,529
EQT Corp.	1,600	93,744
Gulfport Energy Corp.†	382	5,635
Jagged Peak Energy, Inc.†	6,800	90,780
Laredo Petroleum, Inc.†	3,932	41,365
Newfield Exploration Co.†	18,881	537,353
Parsley Energy, Inc., Class A†	5,391	149,600
Pioneer Natural Resources Co.	4,222	673,747
Rice Energy, Inc.†	2,104	56,030
RSP Permian, Inc.†	1,602	51,697
		2,818,203
Oil Refining & Marketing — 0.1%
Tesoro Corp.	1,600	149,760
Oil-Field Services — 0.4%
Baker Hughes, Inc.	12,880	702,089
Oceaneering International, Inc.	3,800	86,792
RPC, Inc.	1,294	26,152
		815,033
Paper & Related Products — 0.8%
International Paper Co.	28,721	1,625,896
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	30,056	1,542,173
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	1,400	84,518
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,275	159,526
ONEOK, Inc.	5,089	265,442
Williams Cos., Inc.	2,933	88,811
		513,779
Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,143	25,055
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,600	130,068
Hubbell, Inc.	2,549	288,470
		418,538
Precious Metals — 0.1%
Wheaton Precious Metals Corp.	6,100	121,329
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	37	7,285
Quarrying — 0.0%
Compass Minerals International, Inc.	1,300	84,890
Radio — 0.1%
Sirius XM Holdings, Inc.	33,921	185,548
Real Estate Investment Trusts — 2.1%
American Campus Communities, Inc.	2,900	137,170
Boston Properties, Inc.	561	69,014
CoreSite Realty Corp.	822	85,102
Crown Castle International Corp.	2,000	200,360
CubeSmart	6,964	167,414
CyrusOne, Inc.	1,845	102,859
Digital Realty Trust, Inc.	2,716	306,772
Douglas Emmett, Inc.	2,846	108,746
DuPont Fabros Technology, Inc.	1,878	114,858
Equinix, Inc.	910	390,536
Equity LifeStyle Properties, Inc.	1,973	170,349
Extra Space Storage, Inc.	2,504	195,312
Federal Realty Investment Trust	1,775	224,342
Gaming and Leisure Properties, Inc.	1,532	57,710
Hudson Pacific Properties, Inc.	390	13,334
Iron Mountain, Inc.	9,564	328,619
Lamar Advertising Co., Class A	1,796	132,132
MGM Growth Properties LLC, Class A	5,600	163,464
Outfront Media, Inc.	473	10,936
SBA Communications Corp.†	7,814	1,054,109
SL Green Realty Corp.	1,700	179,860
Tanger Factory Outlet Centers, Inc.	152	3,949
Taubman Centers, Inc.	2,409	143,456
VEREIT, Inc.	19,101	155,482
		4,515,885
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,129	113,895
Jones Lang LaSalle, Inc.	2,000	250,000
WeWork Cos., Inc., Class A†(2)(3)(4)	2,244	116,262
		480,157
Recreational Vehicles — 0.2%
Brunswick Corp.	1,757	110,216
Polaris Industries, Inc.	2,829	260,919
		371,135
Rental Auto/Equipment — 0.5%
AerCap Holdings NV†	14,976	695,336
Avis Budget Group, Inc.†	2,500	68,175
United Rentals, Inc.†	2,048	230,830
		994,341
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	1,727	102,946
Vail Resorts, Inc.	961	194,920
		297,866
Respiratory Products — 0.1%
ResMed, Inc.	3,385	263,590
Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	5,260	483,867
Coach, Inc.	8,055	381,324
Foot Locker, Inc.	222	10,940
Gap, Inc.	291	6,399
Kate Spade & Co.†	3,109	57,486
L Brands, Inc.	6,133	330,507
lululemon athletica, Inc.†	4,148	247,511
PVH Corp.	1,600	183,200
Ross Stores, Inc.	19,124	1,104,029
		2,805,263

7

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	11,056	204,757
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	461	53,748
AutoZone, Inc.†	1,469	838,006
Genuine Parts Co.	1,312	121,701
O’Reilly Automotive, Inc.†	4,319	944,738
		1,958,193
Retail-Automobile — 0.5%
CarMax, Inc.†	10,082	635,771
Copart, Inc.†	11,215	356,525
		992,296
Retail-Building Products — 0.0%
Floor & Decor Holdings, Inc., Class A†	247	9,697
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	5,636	138,307
MSC Industrial Direct Co., Inc., Class A	437	37,565
		175,872
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,500	160,665
Retail-Discount — 0.7%
Dollar General Corp.	10,755	775,328
Dollar Tree, Inc.†	11,096	775,832
		1,551,160
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,893	35,084
Retail-Gardening Products — 0.2%
Tractor Supply Co.	6,822	369,821
Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	1,800	113,832
Tiffany & Co.	3,000	281,610
		395,442
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	4,109	199,287
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,835	135,598
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	113,551
PriceSmart, Inc.	1,200	105,120
Sally Beauty Holdings, Inc.†	1,153	23,348
		242,019
Retail-Perfume & Cosmetics — 1.6%
Ulta Beauty, Inc.†	11,508	3,306,709
Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	964	401,120
Darden Restaurants, Inc.	3,022	273,310
Dave & Buster’s Entertainment, Inc.†	11,442	761,008
Domino’s Pizza, Inc.	1,163	246,009
Dunkin’ Brands Group, Inc.	5,834	321,570
Panera Bread Co., Class A†	514	161,725
Papa John’s International, Inc.	2,100	150,696
Restaurant Brands International LP	20	1,248
Wendy’s Co.	4,472	69,361
Yum China Holdings, Inc.†	7,737	305,070
Yum! Brands, Inc.	2,500	184,400
		2,875,517
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	4,147	165,175
Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	1,226	94,659
Security Services — 0.2%
Brink’s Co.	5,600	375,200
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	8,784	683,395
Cypress Semiconductor Corp.	670	9,146
Integrated Device Technology, Inc.†	5,000	128,950
Marvell Technology Group, Ltd.	8,264	136,521
Maxim Integrated Products, Inc.	6,823	306,353
		1,264,365
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	17,619	727,841
KLA-Tencor Corp.	6,907	632,059
Lam Research Corp.	3,916	553,840
Teradyne, Inc.	4,496	135,015
		2,048,755
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,517	282,405
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,644	655,971
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,000	149,600
Steel-Producers — 0.0%
Carpenter Technology Corp.	1,400	52,402
Steel Dynamics, Inc.	728	26,070
		78,472
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	2,338	88,914
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	4,508	139,297
Television — 0.0%
AMC Networks, Inc., Class A†	1,301	69,486
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,295	312,989
Theaters — 0.0%
Regal Entertainment Group, Class A	722	14,772
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	2,331	119,930
Neurocrine Biosciences, Inc.†	6,001	276,046
		395,976
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,684	266,072
Stanley Black & Decker, Inc.	379	53,337
		319,409

8

Toys — 0.2%
Hasbro, Inc.	2,086	232,610
Mattel, Inc.	7,581	163,219
		395,829
Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	7,898	323,423
Transport-Marine — 0.0%
Kirby Corp.†	1,400	93,590
Transport-Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	2,000	136,780
Kansas City Southern	1,600	167,440
		304,220
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,101	350,337
Expeditors International of Washington, Inc.	6,370	359,777
		710,114
Transport-Truck — 1.3%
JB Hunt Transport Services, Inc.	10,764	983,614
Knight Transportation, Inc.	18,292	677,719
Landstar System, Inc.	2,412	206,467
Old Dominion Freight Line, Inc.	3,323	316,483
Schneider National, Inc., Class B†	7,336	164,106
Swift Transportation Co.†	7,201	190,826
XPO Logistics, Inc.†	1,971	127,386
		2,666,601
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,898	175,204
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	1,663	118,622
Web Hosting/Design — 0.6%
GoDaddy, Inc., Class A†	28,351	1,202,649
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,173	188,486
X-Ray Equipment — 1.0%
Hologic, Inc.†	48,687	2,209,416
Total Common Stocks (cost $163,444,125)		205,247,817
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(2)(3)(4)	6,300	38,745
Applications Software — 0.1%
Dropbox, Inc., Series A†(2)(3)(4)	1,047	10,219
Dropbox, Inc., Series A-1†(2)(3)(4)	5,146	50,225
Dropbox, Inc., Series C†(2)(3)(4)	3,310	38,043
Magic Leap, Inc., Series C†(2)(3)(4)	4,974	114,566
Tanium, Inc., Series G †(2)(3)(4)	32,619	161,930
		374,983
Computer Software — 0.1%
Zuora, Inc., Series F†(2)(3)(4)	35,671	153,029
E-Commerce/Products — 0.1%
Flipkart, Ltd., Series G†(2)(3)(4)	721	86,347
The Honest Co., Inc., Series C†(2)(3)(4)	4,317	132,057
One Kings Lane Inc., Escrow†(2)(3)(4)	11,800	2,950
		221,354
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(2)(3)(4)	2,091	219,555
Airbnb, Inc., Series E†(2)(3)(4)	2,711	284,655
Uber Technologies, Inc., Series D†(2)(3)(4)	25,472	1,072,244
		1,576,454
Entertainment Software — 0.1%
DraftKings, Inc., Series D†(2)(3)(4)	23,516	63,493
DraftKings, Inc., Series D-1†(2)(3)(4)	20,325	66,056
		129,549
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series D-1†(2)(3)(4)	3,588	185,894
WeWork Cos., Inc., Series D-2†(2)(3)(4)	2,819	146,053
WeWork Cos., Inc., Series E†(2)(3)(4)	2,120	109,837
		441,784
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(2)(3)(4)	19,490	139,920
Total Convertible Preferred Securities (cost $2,137,622)		3,075,818
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell Midcap Growth Index Fund (cost $3,224,287)	6,300	680,841
Total Long-Term Investment Securities (cost $168,806,034)		209,004,476
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(6)	133,613	133,613
T. Rowe Price Reserve Investment Fund 0.99%(6)	639	639
Total Short-Term Investment Securities (cost $134,252)		134,252
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $562,006, collateralized by $555,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $577,379. (cost $ 562,000)	$562,000	562,000
Bank of America Securities LLC Joint Repurchase Agreement(5)	430,000	430,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	360,000	360,000
BNP Paribas SA Joint Repurchase Agreement(5)	630,000	630,000

9

Deutsche Bank AG Joint Repurchase Agreement(5)	145,000	145,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	545,000	545,000
Total Repurchase Agreements (cost $2,672,000)		2,672,000
TOTAL INVESTMENTS (cost $171,612,286) (7)	100.3%	211,810,728
Liabilities in excess of other assets	(0.3)	(667,102)
NET ASSETS	100.0%	$211,143,626

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks
Centennial Resource Development LLC	06/08/2017	1,300	18,850	19,538	15.03	0.01

DocuSign, Inc. CVR	08/12/2016	2,581	0	0	0.00	0.00

Dropbox, Inc.,
Class A	11/07/2014	3,515	67,141	34,306	9.76	0.02

Dropbox, Inc.,
Class B	05/01/2012	844	7,637	8,238	9.76	0.00

The Honest Co., Inc.	08/20/2014	1,850	50,056	55,666	30.09	0.03

WeWork Cos., Inc.,
Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	116,262	51.81	0.06

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	219,555	105.00	0.10

Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	284,655	105.00	0.13

DraftKings, Inc.,
Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	63,493	2.70	0.03

DraftKings, Inc.,
Series D-1	08/11/2015	20,325	155,799	66,056	3.25	0.03

Dropbox, Inc.,
Series A	05/01/2012	1,047	9,474	10,219	9.76	0.00

Dropbox, Inc.,
Series A-1	05/01/2012	5,146	46,567	50,225	9.76	0.02

Dropbox, Inc.,
Series C	01/28/2014	3,310	63,225	38,043	11.49	0.02

Flipkart, Ltd.,
Series G	12/17/2014	721	86,347	86,347	119.76	0.04

The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	132,057	30.59	0.06

Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	114,566	23.03	0.05

Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	38,745	6.15	0.02

One Kings Lane, Inc.,
Escrow	01/28/2014	11,800	181,921	2,950	0.25	0.00

Pinterest, Inc.,
Series G	03/19/2015	19,490	139,921	139,920	7.18	0.07

Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	161,930	4.96	0.08

Uber Technologies, Inc.,
Series D	06/05/2014	25,472	395,148	1,072,244	42.10	0.51

WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	185,894	51.81	0.09

WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	146,053	51.81	0.07

WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	109,837	51.81	0.05

Zuora, Inc.,
Series F	01/15/2015	35,671	135,525	153,029	4.29	0.07

				$3,309,828		1.56%

(4)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $3,295,034 representing 1.6% of net assets.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	The rate shown is the 7-day yield as of June 30, 2017.
(7)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
4	Long	S&P 400 E-Mini Index	September 2017	$708,027	$698,440	$(9,587)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$5,734,845	$—	$42,544	$5,777,389
E-Commerce/Products	1,587,724	—	55,666	1,643,390
Electronic Forms	—	—	0	0
Oil Companies-Exploration & Production	2,798,665	19,538	—	2,818,203
Real Estate Management/Services	363,895	—	116,262	480,157
Other Industries	194,528,678	—	—	194,528,678
Convertible Preferred Securities	—	—	3,075,818	3,075,818
Exchange-Traded Funds	680,841	—	—	680,841
Short-Term Investment Securities	134,252	—	—	134,252
Repurchase Agreements	—	2,672,000	—	2,672,000
Total Investments at Value	$205,828,900	$2,691,538	$3,290,290	$211,810,728

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,587	$—	$—	9,587

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$217,915	$3,228,081
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(169,122)
Change in unrealized appreciation(1)	5,696	215,957
Change in unrealized depreciation(1)	(9,139)	(189,250)
Net purchases	—	2,950
Net sales	—	(12,798)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2017	$214,472	$3,075,818

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$(3,443)	$26,707

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at June 30, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$0	Income Approach	Potential Future Cash Flows*	$0.00

	$55,666	Market Approach with	Enterprise Value/2017 Estimated Revenue Multiple*	3.70x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	19.5%
			Term to liquidity event in years	2.00
			Risk-free rate	1.34%

	$116,262	Market Approach	Market Transaction Price*	$51.8100

	$42,544	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)	Enterprise Value/2017 Estimated Revenue Multiple*	5.0x -7.1x (6.05x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	2.00
			Risk-free rate	1.34%

Convertible Preferred Securities	$1,578,306	Market Approach	Market Transaction Price*	$2.202916-$119.76 ($47.706566)

	$1,225,273	Market Approach	Transaction Price*	$48.7722
			Enterprise Value/2017 Revenue Multiple*	6.4x
			Enterprise Value/ Estimated 2017 Gross Profit Multiple*	13.6x
			Enterprise Value/ Projected 2019 EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10%-15% (12.5%)

	$170,802	Market Approach with	Enterprise Value/2017 Estimated Revenue Multiple*	3.70x
		Option Pricing Method (“OPM”)	Enterprise Value/Last Twelve Months Revenue Multiple*	1.01x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	19.5%-52.0% (35.75%)
			Term to liquidity event in years	2.0-3.0 (2.5)
			Risk-free rate	1.34%-1.53% (1.44%)

	$2,950	Income Approach	Future Cash Flows*	$0.25
			Discount for Potential Claims	20% - 50% (32%)

	$98,487	Market Approach with	Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)	Enterprise Value/2017 Estimated Revenue Multiple*	5.0x -7.1x (6.05x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.5%
			Term to liquidity event in years	2.00
			Risk-free rate	1.34%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.8%
Advanced Materials — 0.0%
Hexcel Corp.	652	$34,419
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	26,214	644,864
Aerospace/Defense — 0.4%
Arconic, Inc.	8,462	191,664
Rockwell Collins, Inc.	6,283	660,218
Spirit AeroSystems Holdings, Inc., Class A	2,613	151,397
Teledyne Technologies, Inc.†	754	96,248
		1,099,527
Aerospace/Defense-Equipment — 0.7%
Cobham PLC	132,910	224,349
Harris Corp.	1,960	213,797
L3 Technologies, Inc.	6,677	1,115,593
Orbital ATK, Inc.	1,242	122,163
		1,675,902
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	7,846	219,374
Mosaic Co.	18,403	420,141
		639,515
Agricultural Operations — 1.3%
Archer-Daniels-Midland Co.	17,600	728,288
Bunge, Ltd.	32,135	2,397,271
		3,125,559
Airlines — 0.9%
Alaska Air Group, Inc.	4,849	435,246
American Airlines Group, Inc.	5,484	275,955
Copa Holdings SA, Class A	624	73,008
Delta Air Lines, Inc.	13,008	699,050
JetBlue Airways Corp.†	7,221	164,856
Spirit Airlines, Inc.†	1,502	77,578
United Continental Holdings, Inc.†	6,092	458,423
		2,184,116
Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	20,574	476,494
Michael Kors Holdings, Ltd.†	3,085	111,831
Ralph Lauren Corp.	10,019	739,402
Under Armour, Inc., Class A†	1,078	23,458
Under Armour, Inc., Class C†	1,094	22,055
VF Corp.	1,860	107,136
		1,480,376
Appliances — 0.4%
Whirlpool Corp.	5,462	1,046,628
Applications Software — 0.2%
Nuance Communications, Inc.†	6,209	108,099
Verint Systems, Inc.†	6,376	259,503
		367,602
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,430	490,677
Auto/Truck Parts & Equipment-Original — 0.5%
Adient PLC	2,035	133,048
BorgWarner, Inc.	4,108	174,015
Delphi Automotive PLC	8,880	778,332
Lear Corp.	256	36,373
		1,121,768
Banks-Commercial — 2.5%
Associated Banc-Corp.	3,276	82,555
Bank of Hawaii Corp.	911	75,586
Bank of the Ozarks, Inc.	1,332	62,431
BankUnited, Inc.	2,253	75,949
BOK Financial Corp.	540	45,430
Commerce Bancshares, Inc.	1,932	109,796
Cullen/Frost Bankers, Inc.	1,232	115,697
East West Bancorp, Inc.	2,921	171,112
First Hawaiian, Inc.	1,149	35,182
First Horizon National Corp.	60,706	1,057,499
First Republic Bank	667	66,767
FNB Corp.	6,949	98,398
M&T Bank Corp.	7,522	1,218,188
PacWest Bancorp	2,605	121,653
Pinnacle Financial Partners, Inc.	1,084	68,075
Popular, Inc.	14,078	587,193
Prosperity Bancshares, Inc.	1,435	92,184
Regions Financial Corp.	26,044	381,284
Signature Bank†	479	68,751
SVB Financial Group†	295	51,858
Synovus Financial Corp.	2,620	115,909
TCF Financial Corp.	3,435	54,754
Webster Financial Corp.	1,982	103,500
Westamerica Bancorporation	9,200	515,568
Western Alliance Bancorp†	917	45,116
Wintrust Financial Corp.	7,776	594,397
Zions Bancorporation	4,338	190,482
		6,205,314
Banks-Fiduciary — 1.5%
Citizens Financial Group, Inc.	34,925	1,246,124
Northern Trust Corp.	26,180	2,544,958
		3,791,082
Banks-Super Regional — 3.2%
Comerica, Inc.	15,601	1,142,617
Fifth Third Bancorp	113,010	2,933,740
Huntington Bancshares, Inc.	92,677	1,252,993
KeyCorp	72,084	1,350,854
SunTrust Banks, Inc.	22,859	1,296,563
		7,976,767
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,526	550,102

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	67	3,303
Brown-Forman Corp., Class B	218	10,595
		13,898
Brewery — 0.8%
Carlsberg A/S, Class B	9,550	1,020,226
Molson Coors Brewing Co., Class B	9,756	842,333
		1,862,559
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	3,279	84,696
Discovery Communications, Inc., Class C†	4,537	114,378

1

Scripps Networks Interactive, Inc., Class A	841	57,449
		256,523
Building & Construction Products-Misc. — 0.7%
Armstrong World Industries, Inc.†	13,350	614,100
Fortune Brands Home & Security, Inc.	229	14,940
Louisiana-Pacific Corp.†	9,500	229,045
Owens Corning	13,232	885,485
USG Corp.†	1,899	55,109
		1,798,679
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	61	11,202
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	129	28,713
Vulcan Materials Co.	9,196	1,164,949
		1,193,662
Building Products-Wood — 0.0%
Masco Corp.	2,427	92,736
Building-Residential/Commercial — 0.4%
CalAtlantic Group, Inc.	1,526	53,944
D.R. Horton, Inc.	3,334	115,256
Lennar Corp., Class A	4,315	230,076
Lennar Corp., Class B	212	9,534
PulteGroup, Inc.	4,534	111,219
Toll Brothers, Inc.	12,627	498,893
		1,018,922
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class A†	552	47,356
Liberty Broadband Corp., Class C†	2,249	195,101
		242,457
Casino Hotels — 0.1%
MGM Resorts International	10,178	318,470
Casino Services — 0.0%
Sankyo Co., Ltd.	3,100	105,010
Cellular Telecom — 0.1%
Altice USA, Inc., Class A†	8,076	260,855
United States Cellular Corp.†	303	11,611
		272,466
Chemicals-Diversified — 1.3%
Celanese Corp., Series A	9,097	863,669
Eastman Chemical Co.	3,153	264,821
FMC Corp.	15,665	1,144,328
Huntsman Corp.	2,242	57,933
Olin Corp.	3,568	108,039
PPG Industries, Inc.	5,857	644,036
Westlake Chemical Corp.	385	25,491
		3,108,317
Chemicals-Specialty — 0.7%
Albemarle Corp.	1,942	204,959
Ashland Global Holdings, Inc.	1,340	88,319
Brenntag AG	5,780	334,570
Cabot Corp.	1,322	70,635
NewMarket Corp.	11	5,065
Platform Specialty Products Corp.†	2,593	32,879
Sensient Technologies Corp.	4,063	327,193
Univar, Inc.†	20,013	584,380
Valvoline, Inc.	4,426	104,985
Versum Materials, Inc.	2,140	69,550
		1,822,535
Coal — 0.2%
Arch Coal, Inc., Class A	1,900	129,770
CONSOL Energy, Inc.†	20,124	300,653
		430,423
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	20,831	667,425
RPM International, Inc.	11,344	618,815
		1,286,240
Commercial Services — 0.4%
Cintas Corp.	3,500	441,140
CoreLogic, Inc.†	751	32,578
Macquarie Infrastructure Corp.	1,685	132,104
Nielsen Holdings PLC	7,738	299,151
Quanta Services, Inc.†	2,389	78,646
		983,619
Commercial Services-Finance — 0.5%
Global Payments, Inc.	5,127	463,071
H&R Block, Inc.	3,789	117,118
IHS Markit, Ltd.†	3,643	160,438
Morningstar, Inc.	25	1,958
Sabre Corp.	17,421	379,255
WEX, Inc.†	170	17,726
		1,139,566
Computer Aided Design — 0.1%
Autodesk, Inc.†	818	82,471
Synopsys, Inc.†	2,990	218,060
		300,531
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	4,907	535,256
Computer Services — 0.7%
Amdocs, Ltd.	13,455	867,309
Conduent, Inc.†	4,104	65,418
DST Systems, Inc.	1,189	73,361
Leidos Holdings, Inc.	12,279	634,701
Teradata Corp.†	2,795	82,425
		1,723,214
Computer Software — 0.1%
Akamai Technologies, Inc.†	3,650	181,807
SS&C Technologies Holdings, Inc.	298	11,446
		193,253
Computers-Integrated Systems — 0.3%
NCR Corp.†	14,962	611,048
Computers-Memory Devices — 0.3%
Brocade Communications Systems, Inc.	8,784	110,766
NetApp, Inc.	853	34,163

2

Western Digital Corp.	5,417	479,946
		624,875
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	187	6,085
Consumer Products-Misc. — 0.0%
Clorox Co.	414	55,161
Containers-Metal/Glass — 0.1%
Ball Corp.	3,351	141,446
Crown Holdings, Inc.†	861	51,367
Owens-Illinois, Inc.†	762	18,227
		211,040
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	188	4,251
Bemis Co., Inc.	1,978	91,483
Berry Global Group, Inc.†	10,923	622,720
Graphic Packaging Holding Co.	41,531	572,297
Sealed Air Corp.	13,571	607,438
Sonoco Products Co.	2,120	109,010
WestRock Co.	13,178	746,665
		2,753,864
Cosmetics & Toiletries — 0.8%
Coty, Inc., Class A	52,122	977,809
Edgewell Personal Care Co.†	12,140	922,883
		1,900,692
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	3,469	188,332
Royal Caribbean Cruises, Ltd.	8,659	945,823
		1,134,155
Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	484	52,345
Fidelity National Information Services, Inc.	12,469	1,064,853
First Data Corp., Class A†	18,392	334,734
		1,451,932
Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	12,369	802,006
Patterson Cos., Inc.	13,217	620,538
		1,422,544
Diagnostic Equipment — 0.0%
VWR Corp.†	1,846	60,936
Diagnostic Kits — 0.1%
Alere, Inc.†	1,861	93,403
OPKO Health, Inc.†	6,377	41,961
QIAGEN NV†	3,330	111,655
		247,019
Dialysis Centers — 0.1%
DaVita, Inc.†	4,672	302,559
Disposable Medical Products — 0.3%
STERIS PLC	10,011	815,896
Distribution/Wholesale — 0.6%
HD Supply Holdings, Inc.†	10,372	317,694
LKQ Corp.†	26,357	868,463
WESCO International, Inc.†	6,115	350,390
WW Grainger, Inc.	66	11,915
		1,548,462
Diversified Manufacturing Operations — 1.9%
Carlisle Cos., Inc.	1,371	130,794
Colfax Corp.†	1,913	75,315
Crane Co.	1,080	85,730
Dover Corp.	2,991	239,938
Eaton Corp. PLC	9,186	714,946
Ingersoll-Rand PLC	2,759	252,145
ITT, Inc.	14,563	585,141
Parker-Hannifin Corp.	387	61,850
Pentair PLC	3,588	238,746
Textron, Inc.	46,509	2,190,574
Trinity Industries, Inc.	3,251	91,126
		4,666,305
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	6,352	225,432
Diversified Operations — 0.7%
Leucadia National Corp.	68,142	1,782,595
E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc., Class A†	952	51,427
Liberty Ventures, Series A†	1,723	90,096
TripAdvisor, Inc.†	1,261	48,170
Zillow Group, Inc., Class A†	350	17,094
Zillow Group, Inc., Class C†	701	34,356
		241,143
Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,110	248,943
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	9,344	255,839
PPL Corp.	14,842	573,791
		829,630
Electric-Generation — 0.1%
Vistra Energy Corp.†	15,123	253,915
Electric-Integrated — 5.3%
AES Corp.	50,171	557,400
Alliant Energy Corp.	4,936	198,279
Ameren Corp.	13,345	729,571
Avangrid, Inc.	1,226	54,128
CMS Energy Corp.	22,394	1,035,723
Consolidated Edison, Inc.	6,633	536,079
DTE Energy Co.	11,454	1,211,719
Edison International	6,881	538,025
Entergy Corp.	5,390	413,790
Eversource Energy	18,936	1,149,605
FirstEnergy Corp.	71,521	2,085,552
Great Plains Energy, Inc.	4,665	136,591
Hawaiian Electric Industries, Inc.	2,341	75,802
MDU Resources Group, Inc.	4,203	110,119
OGE Energy Corp.	4,318	150,223
Pinnacle West Capital Corp.	11,138	948,512
Public Service Enterprise Group, Inc.	26,391	1,135,077
SCANA Corp.	2,848	190,845
WEC Energy Group, Inc.	15,790	969,190

3

Westar Energy, Inc.	5,814	308,258
Xcel Energy, Inc.	11,007	505,001
		13,039,489
Electronic Components-Misc. — 0.3%
AVX Corp.	25,800	421,572
Garmin, Ltd.	2,613	133,341
Gentex Corp.	2,170	41,165
Jabil Circuit, Inc.	3,852	112,440
		708,518
Electronic Components-Semiconductors — 0.1%
Microsemi Corp.†	471	22,043
ON Semiconductor Corp.†	506	7,104
Qorvo, Inc.†	1,312	83,076
Xilinx, Inc.	291	18,717
		130,940
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	5,290	313,750
FLIR Systems, Inc.	1,376	47,692
Fortive Corp.	632	40,037
Keysight Technologies, Inc.†	20,403	794,289
National Instruments Corp.	14,388	578,686
Trimble, Inc.†	1,133	40,414
		1,814,868
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,914	150,096
Avnet, Inc.	2,692	104,665
		254,761
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,764	70,348
Engineering/R&D Services — 0.3%
AECOM†	3,358	108,564
Fluor Corp.	3,025	138,485
Jacobs Engineering Group, Inc.	2,587	140,707
KBR, Inc.	29,743	452,688
		840,444
Engines-Internal Combustion — 0.3%
Cummins, Inc.	5,092	826,024
Enterprise Software/Service — 0.1%
CA, Inc.	6,822	235,154
Guidewire Software, Inc.†	976	67,061
		302,215
Entertainment Software — 0.0%
Zynga, Inc., Class A†	16,384	59,638
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	220	10,019
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	39,472	824,965
Credit Acceptance Corp.†	23	5,914
		830,879
Finance-Commercial — 0.1%
CIT Group, Inc.	4,384	213,501

Finance-Consumer Loans — 0.8%
Navient Corp.	6,119	101,881
OneMain Holdings, Inc.†	1,152	28,328
Santander Consumer USA Holdings, Inc.†	3,197	40,794
SLM Corp.†	9,327	107,261
Synchrony Financial	60,314	1,798,563
		2,076,827
Finance-Credit Card — 0.5%
Discover Financial Services	21,399	1,330,804
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	5,964	226,811
Interactive Brokers Group, Inc., Class A	1,427	53,398
Lazard, Ltd., Class A	260	12,046
LPL Financial Holdings, Inc.	4,600	195,316
Raymond James Financial, Inc.	12,484	1,001,466
TD Ameritrade Holding Corp.	13,530	581,655
		2,070,692
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,960	73,226
Finance-Mortgage Loan/Banker — 0.2%
FNF Group	13,369	599,332
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	3,687	46,604
Nasdaq, Inc.	15,591	1,114,600
		1,161,204
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	2,599	108,482
Food-Baking — 0.3%
Flowers Foods, Inc.	45,924	794,944
Food-Canned — 0.2%
TreeHouse Foods, Inc.†	7,253	592,498
Food-Catering — 0.3%
Aramark	20,053	821,772
Food-Confectionery — 0.4%
Hershey Co.	314	33,714
J.M. Smucker Co.	6,794	803,934
Tootsie Roll Industries, Inc.	833	29,030
		866,678
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,404	109,021
Seaboard Corp.	6	23,970
		132,991
Food-Meat Products — 0.5%
Hormel Foods Corp.	5,832	198,930
Tyson Foods, Inc., Class A	15,815	990,493
		1,189,423
Food-Misc./Diversified — 1.0%
Cal-Maine Foods, Inc.†	5,017	198,673
Campbell Soup Co.	1,332	69,464
Conagra Brands, Inc.	8,778	313,901
Hain Celestial Group, Inc.†	2,201	85,443
Ingredion, Inc.	1,544	184,060
Kellogg Co.	413	28,687
Lamb Weston Holdings, Inc.	2,436	107,282

4

McCormick & Co., Inc.	3,540	345,185
Pinnacle Foods, Inc.	18,763	1,114,522
		2,447,217
Food-Retail — 0.6%
Kroger Co.	47,210	1,100,937
Safeway Casa Ley CVR†(1)(2)	7,948	8,067
Safeway PDC LLC CVR†(1)(2)	7,948	388
Whole Foods Market, Inc.	5,840	245,922
		1,355,314
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	9,700	488,201
US Foods Holding Corp.†	2,896	78,829
		567,030
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,613	47,584
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,337	42,767
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	74	6,620
Gas-Distribution — 0.9%
Atmos Energy Corp.	2,231	185,061
National Fuel Gas Co.	1,740	97,162
NiSource, Inc.	22,792	578,005
Sempra Energy	10,147	1,144,074
UGI Corp.	3,741	181,102
Vectren Corp.	1,800	105,192
		2,290,596
Gold Mining — 1.3%
Franco-Nevada Corp.	15,900	1,147,257
Newmont Mining Corp.	62,570	2,026,642
Royal Gold, Inc.	885	69,181
		3,243,080
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	12,837	716,690
Stericycle, Inc.†	5,788	441,740
		1,158,430
Home Decoration Products — 0.6%
Newell Brands, Inc.	26,873	1,440,930
Home Furnishings — 0.0%
Leggett & Platt, Inc.	560	29,417
Tempur Sealy International, Inc.†	617	32,941
		62,358
Hotels/Motels — 0.0%
Extended Stay America, Inc.	1,567	30,337
Hilton Worldwide Holdings, Inc.	501	30,987
Hyatt Hotels Corp., Class A†	728	40,921
		102,245
Human Resources — 0.1%
ManpowerGroup, Inc.	1,449	161,781
Independent Power Producers — 0.8%
Calpine Corp.†	50,761	686,796
NRG Energy, Inc.	76,403	1,315,660
		2,002,456
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	13,647	583,000
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	13,408	913,621
Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	11,453	655,684
Brown & Brown, Inc.	18,538	798,432
Marsh & McLennan Cos., Inc.	10,800	841,968
Willis Towers Watson PLC	2,741	398,706
		2,694,790
Insurance-Life/Health — 1.1%
Athene Holding, Ltd., Class A†	941	46,683
Lincoln National Corp.	15,945	1,077,563
Principal Financial Group, Inc.	5,774	369,940
Torchmark Corp.	2,497	191,021
Unum Group	23,570	1,099,069
		2,784,276
Insurance-Multi-line — 2.4%
American Financial Group, Inc.	1,520	151,042
American National Insurance Co.	160	18,638
Assurant, Inc.	941	97,572
Cincinnati Financial Corp.	3,331	241,331
CNA Financial Corp.	21,385	1,042,519
Hartford Financial Services Group, Inc.	30,249	1,590,190
Kemper Corp.	12,000	463,200
Loews Corp.	31,027	1,452,374
Old Republic International Corp.	5,276	103,040
Voya Financial, Inc.	20,796	767,165
		5,927,071
Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	321	190,931
Arch Capital Group, Ltd.†	2,158	201,320
Erie Indemnity Co., Class A	142	17,760
First American Financial Corp.	2,526	112,887
Hanover Insurance Group, Inc.	6,098	540,466
Markel Corp.†	295	287,879
Mercury General Corp.	590	31,860
ProAssurance Corp.	1,136	69,069
Progressive Corp.	17,200	758,348
White Mountains Insurance Group, Ltd.	1,140	990,238
WR Berkley Corp.	2,061	142,559
XL Group, Ltd.	25,559	1,119,484
		4,462,801
Insurance-Reinsurance — 0.9%
Allied World Assurance Co. Holdings AG(3)	1,845	97,600
Aspen Insurance Holdings, Ltd.	883	44,018
Axis Capital Holdings, Ltd.	1,803	116,582
Everest Re Group, Ltd.	3,889	990,101
Reinsurance Group of America, Inc.	1,389	178,334
RenaissanceRe Holdings, Ltd.	804	111,796
Validus Holdings, Ltd.	12,986	674,882
		2,213,313

5

Internet Content-Entertainment — 0.1%
Twitter, Inc.†	13,570	242,496
Internet Security — 0.2%
FireEye, Inc.†	3,793	57,691
Symantec Corp.	17,787	502,483
		560,174
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	1,792	172,519
Pargesa Holding SA	4,398	334,586
		507,105
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	3,279	543,855
Ameriprise Financial, Inc.	330	42,005
Federated Investors, Inc., Class B	1,493	42,177
Invesco, Ltd.	20,110	707,671
Legg Mason, Inc.	1,430	54,569
T. Rowe Price Group, Inc.	4,309	319,771
Waddell & Reed Financial, Inc., Class A	5,800	109,504
		1,819,552
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	300	60,984
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,613	111,103
Terex Corp.	1,952	73,200
		184,303
Machinery-Electrical — 0.3%
Regal Beloit Corp.	8,854	722,044
Machinery-Farming — 0.4%
AGCO Corp.	3,942	265,651
Deere & Co.	5,239	647,488
		913,139
Machinery-General Industrial — 0.1%
IDEX Corp.	114	12,883
Roper Technologies, Inc.	118	27,321
Wabtec Corp.	1,261	115,381
		155,585
Machinery-Pumps — 0.5%
Flowserve Corp.	2,824	131,118
Gardner Denver Holdings, Inc.†	12,641	273,172
Xylem, Inc.	15,059	834,721
		1,239,011
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	6,736	137,145
Medical Instruments — 0.4%
Bruker Corp.	1,440	41,529
Halyard Health, Inc.†	5,800	227,824
Teleflex, Inc.	3,089	641,771
		911,124
Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	2,212	340,957
Quest Diagnostics, Inc.	9,030	1,003,775
Quintiles IMS Holdings, Inc.†	946	84,667
		1,429,399
Medical Products — 1.6%
Baxter International, Inc.	22,700	1,374,258
Cooper Cos., Inc.	233	55,785
Haemonetics Corp.†	6,500	256,685
Hill-Rom Holdings, Inc.	91	7,244
Zimmer Biomet Holdings, Inc.	16,897	2,169,575
		3,863,547
Medical-Biomedical/Gene — 0.3%
Alnylam Pharmaceuticals, Inc.†	215	17,148
Bio-Rad Laboratories, Inc., Class A†	454	102,745
Intrexon Corp.†	312	7,516
Juno Therapeutics, Inc.†	1,377	41,158
Seattle Genetics, Inc.†	8,800	455,312
United Therapeutics Corp.†	964	125,060
		748,939
Medical-Drugs — 0.8%
Akorn, Inc.†	99	3,320
Alkermes PLC†	18,600	1,078,242
Endo International PLC†	4,821	53,851
Mallinckrodt PLC†	2,143	96,028
Zoetis, Inc.	13,400	835,892
		2,067,333
Medical-Generic Drugs — 1.0%
Mylan NV†	26,954	1,046,354
Perrigo Co. PLC	19,273	1,455,497
		2,501,851
Medical-HMO — 0.1%
Centene Corp.†	3,218	257,054
WellCare Health Plans, Inc.†	76	13,646
		270,700
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,699	83,897
Envision Healthcare Corp.†	2,517	157,740
LifePoint Health, Inc.†	8,232	552,779
Select Medical Holdings Corp.†	66,800	1,025,380
Universal Health Services, Inc., Class B	5,261	642,263
		2,462,059
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	6,914	653,580
Cardinal Health, Inc.	6,850	533,752
Premier, Inc., Class A†	788	28,368
		1,215,700
Metal Processors & Fabrication — 0.0%
Timken Co.	1,495	69,144
Metal-Aluminum — 0.1%
Alcoa Corp.	4,001	130,633
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	23,530	282,595
Southern Copper Corp.	190	6,580
		289,175

6

Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,013	87,989
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,185	58,018
Lions Gate Entertainment Corp., Class A	402	11,344
Lions Gate Entertainment Corp., Class B†	763	20,052
		89,414
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	8,957	483,857
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	814	51,152
Multimedia — 0.7%
Liberty Media Corp. - Liberty Formula One, Series A†	535	18,741
Liberty Media Corp. - Liberty Formula One, Series C†	2,298	84,153
Viacom, Inc., Class A	217	8,257
Viacom, Inc., Class B	50,511	1,695,654
		1,806,805
Networking Products — 0.0%
LogMeIn, Inc.	420	43,890
Non-Ferrous Metals — 0.2%
Cameco Corp.	55,400	504,140
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,980	317,375
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	25,611	386,726
Xerox Corp.	16,863	484,474
		871,200
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	107	9,456
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,295	124,710
Nabors Industries, Ltd.	6,004	48,873
Patterson-UTI Energy, Inc.	4,507	90,996
Transocean, Ltd.†	8,489	69,865
		334,444
Oil Companies-Exploration & Production — 4.9%
Antero Resources Corp.†	2,531	54,695
Apache Corp.	33,321	1,597,076
Cabot Oil & Gas Corp.	29,455	738,731
Canadian Natural Resources, Ltd.	5,700	164,388
Centennial Resource Development, Inc., Class A†	2,395	37,889
Chesapeake Energy Corp.†	18,246	90,683
Cimarex Energy Co.	3,282	308,541
Concho Resources, Inc.†	3,192	387,924
Continental Resources, Inc.†	1,056	34,140
Devon Energy Corp.	10,566	337,795
Diamondback Energy, Inc.†	1,641	145,737
Energen Corp.†	13,091	646,303
EQT Corp.	40,454	2,370,200
Extraction Oil & Gas, Inc.†	2,603	35,010
Gulfport Energy Corp.†	3,104	45,784
Hess Corp.	50,250	2,204,468
Kosmos Energy, Ltd.†	4,121	26,416
Marathon Oil Corp.	18,393	217,957
Noble Energy, Inc.	17,174	486,024
Parsley Energy, Inc., Class A†	9,399	260,822
PDC Energy, Inc.†	8,045	346,820
Pioneer Natural Resources Co.	3,854	615,021
QEP Resources, Inc.†	5,183	52,348
Range Resources Corp.	4,943	114,529
Rice Energy, Inc.†	16,568	441,206
RSP Permian, Inc.†	1,412	45,565
SM Energy Co.	2,396	39,606
Southwestern Energy Co.†	10,927	66,436
Whiting Petroleum Corp.†	7,787	42,906
WPX Energy, Inc.†	8,566	82,748
		12,037,768
Oil Companies-Integrated — 0.5%
Murphy Oil Corp.	51,729	1,325,814
Oil Field Machinery & Equipment — 0.3%
Forum Energy Technologies, Inc.†	21,942	342,295
National Oilwell Varco, Inc.	8,238	271,360
		613,655
Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	17,552	482,154
Marathon Petroleum Corp.	11,152	583,584
Murphy USA, Inc.†	746	55,286
PBF Energy, Inc., Class A	2,367	52,689
Tesoro Corp.	3,322	310,939
		1,484,652
Oil-Field Services — 0.8%
Baker Hughes, Inc.	9,214	502,255
Frank’s International NV	70,936	588,059
Oceaneering International, Inc.	2,124	48,512
Oil States International, Inc.†	12,840	348,606
RPC, Inc.	100	2,021
SEACOR Holdings, Inc.†	6,800	233,240
Superior Energy Services, Inc.†	19,471	203,083
Weatherford International PLC†	19,096	73,902
		1,999,678
Paper & Related Products — 0.0%
Domtar Corp.	1,346	51,714
International Paper Co.	812	45,967
		97,681
Physicians Practice Management — 0.4%
MEDNAX, Inc.†	17,718	1,069,636

Pipelines — 0.3%
Cheniere Energy, Inc.†	1,499	73,017
Targa Resources Corp.	4,221	190,789
Williams Cos., Inc.	15,308	463,526
		727,332
Poultry — 0.0%
Pilgrim’s Pride Corp.†	125	2,740
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	423	47,871

7

Precious Metals — 0.0%
Tahoe Resources, Inc.	6,675	57,539
Private Equity — 0.2%
Apollo Global Management LLC, Class A	16,806	444,519
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	1,596	314,252
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	958	50,534
Scholastic Corp.	4,100	178,719
		229,253
Publishing-Newspapers — 0.6%
News Corp., Class A	104,447	1,430,924
News Corp., Class B	2,627	37,172
		1,468,096
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,924	80,769
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,868	161,296
Sirius XM Holdings, Inc.	1,660	9,080
		251,145
Real Estate Investment Trusts — 8.8%
AGNC Investment Corp.	7,690	163,720
Alexandria Real Estate Equities, Inc.	1,949	234,796
American Campus Communities, Inc.	2,895	136,933
American Homes 4 Rent, Class A	4,901	110,616
Annaly Capital Management, Inc.	49,441	595,764
Apartment Investment & Management Co., Class A	3,378	145,153
Apple Hospitality REIT, Inc.	4,542	84,981
AvalonBay Communities, Inc.	2,982	573,051
Boston Properties, Inc.	2,836	348,885
Brandywine Realty Trust	3,736	65,492
Brixmor Property Group, Inc.	6,606	118,115
Camden Property Trust	1,865	159,476
Chimera Investment Corp.	4,053	75,507
Colony NorthStar, Inc., Class A	11,646	164,092
Columbia Property Trust, Inc.	2,648	59,262
CoreCivic, Inc.	2,548	70,274
Corporate Office Properties Trust	2,154	75,455
CubeSmart	1,250	30,050
CyrusOne, Inc.	229	12,767
DCT Industrial Trust, Inc.	1,994	106,559
DDR Corp.	6,691	60,687
Digital Realty Trust, Inc.	1,034	116,790
Douglas Emmett, Inc.	600	22,926
Duke Realty Corp.	7,696	215,103
Empire State Realty Trust, Inc., Class A	2,754	57,201
EPR Properties	9,642	692,971
Equity Commonwealth†	26,006	821,790
Equity Residential	10,400	684,632
Essex Property Trust, Inc.	1,415	364,037
Extra Space Storage, Inc.	400	31,200
Federal Realty Investment Trust	955	120,702
Forest City Realty Trust, Inc., Class A	4,949	119,617
Gaming and Leisure Properties, Inc.	2,891	108,904
GGP, Inc.	13,343	314,361
Gramercy Property Trust	16,484	489,740
HCP, Inc.	10,167	324,937
Healthcare Trust of America, Inc., Class A	4,248	132,155
Highwoods Properties, Inc.	2,174	110,244
Hospitality Properties Trust	3,512	102,375
Host Hotels & Resorts, Inc.	15,808	288,812
Hudson Pacific Properties, Inc.	3,031	103,630
Invitation Homes, Inc.	1,904	41,184
Iron Mountain, Inc.	716	24,602
Kilroy Realty Corp.	2,088	156,913
Kimco Realty Corp.	8,939	164,031
Lamar Advertising Co., Class A	190	13,978
Liberty Property Trust	3,183	129,580
Life Storage, Inc.	10,489	777,235
Macerich Co.	7,961	462,216
Medical Properties Trust, Inc.	66,316	853,487
MFA Financial, Inc.	8,535	71,609
Mid-America Apartment Communities, Inc.	8,067	850,100
National Retail Properties, Inc.	3,216	125,746
New Residential Investment Corp.	6,642	103,349
Omega Healthcare Investors, Inc.	4,210	139,014
Outfront Media, Inc.	2,573	59,488
Paramount Group, Inc.	4,291	68,656
Park Hotels & Resorts, Inc.	2,787	75,137
Piedmont Office Realty Trust, Inc., Class A	3,134	66,065
Prologis, Inc.	11,420	669,669
Rayonier, Inc.	54,382	1,564,570
Realty Income Corp.	5,915	326,390
Regency Centers Corp.	9,682	606,480
Retail Properties of America, Inc., Class A	5,126	62,588
Senior Housing Properties Trust	5,091	104,060
SL Green Realty Corp.	2,147	227,153
Spirit Realty Capital, Inc.	10,470	77,583
Starwood Property Trust, Inc.	5,517	123,526
STORE Capital Corp.	3,690	82,840
Sun Communities, Inc.	6,950	609,445
Tanger Factory Outlet Centers, Inc.	1,888	49,050
Taubman Centers, Inc.	8,743	520,646
Two Harbors Investment Corp.	7,492	74,246
UDR, Inc.	5,744	223,844
Uniti Group, Inc.	3,580	90,001
Ventas, Inc.	7,682	533,745
VEREIT, Inc.	21,146	172,128
Vornado Realty Trust	3,724	349,684
Washington Prime Group, Inc.	19,248	161,106
Weingarten Realty Investors	2,597	78,170
Welltower, Inc.	7,941	594,384
Weyerhaeuser Co.	47,595	1,594,432
WP Carey, Inc.	2,283	150,701
		21,842,593
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	3,568	129,875

8

Jones Lang LaSalle, Inc.	5,645	705,625
Realogy Holdings Corp.	44,960	1,458,952
		2,294,452
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	737	90,533
St. Joe Co.†	10,700	200,625
		291,158
Recreational Vehicles — 0.0%
Brunswick Corp.	358	22,457
Rental Auto/Equipment — 0.1%
AMERCO	109	39,900
Element Fleet Management Corp.	37,117	254,736
		294,636
Retail-Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	638	58,690
Chico’s FAS, Inc.	40,900	385,278
Coach, Inc.	5,068	239,919
Express, Inc.†	16,167	109,127
Foot Locker, Inc.	2,631	129,656
Gap, Inc.	7,439	163,584
L Brands, Inc.	4,369	235,445
PVH Corp.	7,137	817,186
Urban Outfitters, Inc.†	16,174	299,866
		2,438,751
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	17,215	318,822
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,128	131,513
AutoZone, Inc.†	526	300,062
Genuine Parts Co.	1,942	180,140
		611,715
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,388	58,518
Penske Automotive Group, Inc.	770	33,811
		92,329
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	3,006	91,382
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	3,904	95,804
MSC Industrial Direct Co., Inc., Class A	563	48,396
		144,200
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,152	46,505
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,720	327,928
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	843	90,294
Retail-Discount — 0.2%
Dollar General Corp.	3,688	265,868
Dollar Tree, Inc.†	3,428	239,686
		505,554
Retail-Drug Store — 0.1%
Rite Aid Corp.†	99,660	293,997
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	1,479	93,532
Tiffany & Co.	8,437	791,981
		885,513
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,507	73,089
Retail-Misc./Diversified — 0.2%
Sally Beauty Holdings, Inc.†	18,220	368,955
Retail-Office Supplies — 0.1%
Staples, Inc.	14,151	142,501
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,471	56,560
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,718	143,775
Macy’s, Inc.	6,610	153,616
		297,391
Retail-Restaurants — 0.0%
Yum China Holdings, Inc.†	1,087	42,860
Retail-Sporting Goods — 0.0%
Cabela’s, Inc.†	1,093	64,946
Dick’s Sporting Goods, Inc.	410	16,330
		81,276
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,983	58,590
Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.	20,160	704,794
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,021	61,975
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial, Inc.	31,900	453,299
New York Community Bancorp, Inc.	34,393	451,580
People’s United Financial, Inc.	7,410	130,861
TFS Financial Corp.	1,137	17,589
		1,053,329
Schools — 0.4%
Graham Holdings Co., Class B	94	56,367
Strayer Education, Inc.	8,800	820,336
		876,703
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	7,563	588,401
Cypress Semiconductor Corp.	6,520	88,998
Marvell Technology Group, Ltd.	63,321	1,046,063
Maxim Integrated Products, Inc.	13,790	619,171
		2,342,633
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,700	276,777
Teradyne, Inc.	288	8,649
		285,426

9

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	161	29,972
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	479	71,658
Steel-Producers — 0.5%
Nucor Corp.	14,715	851,557
Reliance Steel & Aluminum Co.	1,532	111,545
Steel Dynamics, Inc.	4,385	157,027
United States Steel Corp.	3,773	83,534
		1,203,663
Telecom Services — 0.2%
Level 3 Communications, Inc.†	6,397	379,342
Telecommunication Equipment — 0.4%
ARRIS International PLC†	3,902	109,334
CommScope Holding Co., Inc.†	2,045	77,771
Juniper Networks, Inc.	8,094	225,661
NICE, Ltd., ADR	6,073	478,067
		890,833
Telephone-Integrated — 0.2%
CenturyLink, Inc.	11,699	279,372
Telephone & Data Systems, Inc.	10,293	285,631
		565,003
Television — 0.1%
TEGNA, Inc.	4,646	66,949
Tribune Media Co., Class A	1,569	63,968
		130,917
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,256	303,563
Theaters — 0.1%
Cinemark Holdings, Inc.	2,299	89,316
Regal Entertainment Group, Class A	1,795	36,726
		126,042
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	67	3,447
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,082	170,956
Stanley Black & Decker, Inc.	9,727	1,368,881
		1,539,837
Toys — 0.4%
Hasbro, Inc.	597	66,571
Mattel, Inc.	45,113	971,283
		1,037,854
Transport-Marine — 0.0%
Kirby Corp.†	1,153	77,078
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	1,318	90,138
Kansas City Southern	13,464	1,409,008
		1,499,146
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	25,000	1,717,000
Expeditors International of Washington, Inc.	11,752	663,753
Ryder System, Inc.	1,150	82,777
		2,463,530
Transport-Truck — 0.4%
Knight Transportation, Inc.	12,216	452,603
Old Dominion Freight Line, Inc.	500	47,620
Schneider National, Inc., Class B	14,438	322,978
XPO Logistics, Inc.†	631	40,781
		863,982
Water — 0.2%
American Water Works Co., Inc.	3,864	301,199
Aqua America, Inc.	3,849	128,171
		429,370
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	8,114	703,808
X-Ray Equipment — 0.5%
Hologic, Inc.†	29,107	1,320,876
Total Common Stocks (cost $213,689,747)		237,916,568
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Value Index Fund (cost $1,658,991)	20,084	1,688,863
Total Long-Term Investment Securities (cost $215,348,738)		239,605,431
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(4)	1,567,901	1,567,901
T. Rowe Price Government Reserve Fund 0.99%(4)	5,785,937	5,785,937
Total Short-Term Investment Securities (cost $7,353,838)		7,353,838
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $1,603,016 and collateralized by $1,575,000 of United States Treasury Bonds, bearing interest at 3.00%, due 11/15/2044 and having an approximate value of $1,638,509 (cost $1,603,000)	$1,603,000	1,603,000
TOTAL INVESTMENTS (cost $224,305,576) (5)	100.1%	248,562,269
Liabilities in excess of other assets	(0.1)	(313,056)
NET ASSETS	100.0%	$248,249,213

†                               Non-income producing security

(1)                       Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)                       Illiquid security.  At June 30, 2017, the aggregate value of these securities was $8,455 representing 0.0% of net assets.

10

(3)                       Security represents an investment in an affiliated company (see Note 3).

(4)                       The rate shown is the 7-day yield as of June 30, 2017.

(5)                       See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	September 2017	$708,027	$698,440	$(9,587)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$1,346,859	$—	$8,455	$1,355,314
Other Industries	236,561,254	—	—	236,561,254
Exchange-Traded Funds	1,688,863	—	—	1,688,863
Short-Term Investment Securities	7,353,838	—	—	7,353,838
Repurchase Agreements	—	1,603,000	—	1,603,000
Total Investments at Value	$246,950,814	$1,603,000	$8,455	$248,562,269

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$9,587	$—	$—	$9,587

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.7%
Advertising Sales — 0.0%
Yext, Inc.†	8,300	$110,639
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	2,652	101,306
Cubic Corp.	3,205	148,391
National Presto Industries, Inc.	635	70,168
		319,865
Aerospace/Defense-Equipment — 2.1%
AAR Corp.	9,302	323,337
Aerojet Rocketdyne Holdings, Inc.†	9,581	199,285
Curtiss-Wright Corp.	4,300	394,654
HEICO Corp.	38,631	2,775,251
Kaman Corp.	3,494	174,246
KLX, Inc.†	28,037	1,401,850
Moog, Inc., Class A†	8,048	577,202
Triumph Group, Inc.	6,371	201,324
		6,047,149
Agricultural Operations — 0.0%
Andersons, Inc.	3,389	115,734
Airlines — 0.4%
Alaska Air Group, Inc.	2,600	233,376
Allegiant Travel Co.	1,689	229,028
Hawaiian Holdings, Inc.†	6,892	323,580
SkyWest, Inc.	6,648	233,345
		1,019,329
Apparel Manufacturers — 0.0%
Oxford Industries, Inc.	1,928	120,481
Appliances — 0.1%
iRobot Corp.†	3,523	296,425
Applications Software — 0.8%
Ebix, Inc.	2,796	150,704
Progress Software Corp.	34,203	1,056,531
RealPage, Inc.†	27,248	979,566
		2,186,801
Athletic Equipment — 0.1%
Nautilus, Inc.†	3,946	75,566
Vista Outdoor, Inc.†	7,331	165,021
		240,587
Audio/Video Products — 0.1%
Daktronics, Inc.	5,153	49,623
Universal Electronics, Inc.†	1,860	124,341
		173,964
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	4,201	175,392
Auto-Truck Trailers — 0.2%
Wabash National Corp.	27,528	605,065
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	10,715	167,154
Cooper-Standard Holding, Inc.†	2,295	231,497
Gentherm, Inc.†	4,719	183,097
Superior Industries International, Inc.	2,880	59,184
Tenneco, Inc.	10,625	614,444
Titan International, Inc.	6,209	74,570
		1,329,946
Auto/Truck Parts & Equipment-Replacement — 1.3%
Dorman Products, Inc.†	34,039	2,817,408
Douglas Dynamics, Inc.	16,600	546,140
Motorcar Parts of America, Inc.†	2,402	67,832
Standard Motor Products, Inc.	2,581	134,780
		3,566,160
B2B/E-Commerce — 0.5%
ePlus, Inc.†	17,656	1,308,310
Banks-Commercial — 9.5%
1st Source Corp.	3,340	160,120
Ameris Bancorp	4,771	229,962
BancFirst Corp.	5,200	502,320
BancorpSouth, Inc.	13,900	423,950
Bank of the Ozarks, Inc.	78,814	3,694,012
Banner Corp.	3,369	190,382
Cadence BanCorp†	900	19,692
Capital Bank Financial Corp., Class A	10,800	411,480
Cathay General Bancorp, Class B	5,400	204,930
Central Pacific Financial Corp.	21,737	684,063
Central Valley Community Bancorp	1,300	28,808
Chemical Financial Corp.	2,100	101,661
Citizens & Northern Corp.	1,400	32,564
City Holding Co.	5,405	356,027
Columbia Banking System, Inc.	7,497	298,755
Community Bank System, Inc.	6,320	352,466
Customers Bancorp, Inc.†	3,700	104,636
CVB Financial Corp.	35,562	797,656
Eagle Bancorp, Inc.†	53,683	3,398,134
East West Bancorp, Inc.	255	14,938
FCB Financial Holdings, Inc., Class A†	16,700	797,425
Fidelity Southern Corp.	2,743	62,705
First BanCorp†	20,209	117,010
First Commonwealth Financial Corp.	33,873	429,510
First Community Bancshares, Inc.	1,500	41,025
First Financial Bancorp	11,584	320,877
First Financial Bankshares, Inc.	8,498	375,612
First Hawaiian, Inc.	5,000	153,100
First Interstate BancSystem, Inc., Class A	3,600	133,920
First Midwest Bancorp, Inc.	10,431	243,147
Fulton Financial Corp.	5,800	110,200
Glacier Bancorp, Inc.	9,845	360,425
Great Western Bancorp, Inc.	9,342	381,247
Guaranty Bancorp	2,300	62,560
Hanmi Financial Corp.	4,163	118,437
Home BancShares, Inc.	84,143	2,095,161
HomeStreet, Inc.†	3,487	96,503
Hope Bancorp, Inc.	27,396	510,935
IBERIABANK Corp.	3,229	263,163
Independent Bank Corp.	4,199	279,863
Independent Bank Corp./Rockland Trust Co.	6,500	141,375
Kearny Financial Corp.	17,300	256,905
LegacyTexas Financial Group, Inc.	79,664	3,037,588
MainSource Financial Group, Inc.	1,600	53,616
NBT Bancorp, Inc.	5,582	206,255
OFG Bancorp	18,147	181,470
Old National Bancorp	17,395	300,064
Opus Bank	2,334	56,483
PacWest Bancorp	3,700	172,790
S&T Bancorp, Inc.	4,495	161,191
ServisFirst Bancshares, Inc.	5,703	210,384
Sierra Bancorp	1,600	39,280

1

Simmons First National Corp., Class A	6,032	319,093
Southside Bancshares, Inc.	4,623	161,519
Southwest Bancorp, Inc.	2,600	66,430
TCF Financial Corp.	13,900	221,566
Tompkins Financial Corp.	1,588	125,007
TrustCo Bank Corp., NY	12,338	95,620
Trustmark Corp.	4,800	154,368
UMB Financial Corp.	3,300	247,038
Union Bankshares Corp.	16,763	568,266
United Community Banks, Inc.	9,118	253,480
Webster Financial Corp.	3,200	167,104
West Bancorporation, Inc.	2,250	53,213
Westamerica Bancorporation	17,179	962,711
		27,172,197
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,811	165,949
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.†	11,914	581,761
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,733	156,710
Batteries/Battery Systems — 1.0%
EnerSys	38,347	2,778,240
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	596	136,407
Bicycle Manufacturing — 0.5%
Fox Factory Holding Corp.†	40,348	1,436,389
Broadcast Services/Program — 0.1%
TiVo Corp.	15,567	290,324
World Wrestling Entertainment, Inc., Class A	4,948	100,791
		391,115
Building & Construction Products-Misc. — 1.1%
Gibraltar Industries, Inc.†	12,058	429,868
Patrick Industries, Inc.†	25,714	1,873,265
Ply Gem Holdings, Inc.†	9,900	177,705
Quanex Building Products Corp.	4,426	93,610
Simpson Manufacturing Co., Inc.	5,205	227,511
Trex Co., Inc.†	3,778	255,619
		3,057,578
Building & Construction-Misc. — 0.3%
Aegion Corp.†	4,303	94,150
Comfort Systems USA, Inc.	4,789	177,672
MYR Group, Inc.†	10,017	310,727
TopBuild Corp.†	4,760	252,613
		835,162
Building Products-Air & Heating — 0.1%
AAON, Inc.	5,069	186,793
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	26,800	624,440
US Concrete, Inc.†	1,913	150,266
		774,706
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,698	210,194
Griffon Corp.	4,010	88,020
PGT Innovations , Inc.†	6,351	81,293
		379,507
Building Products-Wood — 0.6%
Boise Cascade Co.†	4,952	150,541
Universal Forest Products, Inc.	18,537	1,618,465
		1,769,006
Building-Heavy Construction — 0.1%
MasTec, Inc.†	3,400	153,510
Orion Group Holdings, Inc.†	3,571	26,675
		180,185
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,154	297,034
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,086	140,800
Winnebago Industries, Inc.	3,409	119,315
		260,115
Building-Residential/Commercial — 1.1%
AV Homes, Inc.†	3,100	62,155
Installed Building Products, Inc.†	20,663	1,094,106
LGI Homes, Inc.†	2,220	89,199
M/I Homes, Inc.†	3,186	90,960
MDC Holdings, Inc.	5,300	187,249
Meritage Homes Corp.†	4,869	205,472
Taylor Morrison Home Corp., Class A†	52,100	1,250,921
UCP, Inc., Class A†	2,400	26,280
William Lyon Homes, Class A†	3,035	73,265
		3,079,607
Capacitors — 0.0%
KEMET Corp.†	154	1,971
Casino Hotels — 0.1%
Boyd Gaming Corp.	10,622	263,532
Monarch Casino & Resort, Inc.†	1,417	42,864
		306,396
Casino Services — 0.1%
Scientific Games Corp., Class A†	10,518	274,520
Cellular Telecom — 0.0%
ATN International, Inc.	1,373	93,968
Chemicals-Diversified — 0.2%
Aceto Corp.	3,868	59,761
AdvanSix, Inc.†	3,911	122,180
Innophos Holdings, Inc.	2,503	109,731
Innospec, Inc.	3,101	203,270
Koppers Holdings, Inc.†	3,673	132,779
Olin Corp.	2,300	69,644
		697,365
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	24,460	384,511
Chemicals-Other — 0.0%
American Vanguard Corp.	7,968	137,448
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	3,782	121,024

2

Chemicals-Specialty — 1.5%
Balchem Corp.	30,139	2,342,102
Calgon Carbon Corp.	6,522	98,482
H.B. Fuller Co.	6,493	331,857
Hawkins, Inc.	1,228	56,918
Ingevity Corp.†	5,410	310,534
Kraton Corp.†	4,003	137,863
Minerals Technologies, Inc.	7,000	512,400
OMNOVA Solutions, Inc.†	16,200	157,950
Quaker Chemical Corp.	1,708	248,053
Stepan Co.	2,512	218,896
		4,415,055
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,444	45,019
TTM Technologies, Inc.†	12,181	211,462
		256,481
Coal — 0.1%
Cloud Peak Energy, Inc.†	9,644	34,043
SunCoke Energy, Inc.†	11,363	123,857
Warrior Met Coal, Inc.	2,700	46,251
Westmoreland Coal Co.†	6,800	33,116
		237,267
Commercial Services — 0.5%
Acacia Research Corp.†	38,900	159,490
Healthcare Services Group, Inc.	9,379	439,219
HMS Holdings Corp.†	24,779	458,411
Medifast, Inc.	2,341	97,081
Nutrisystem, Inc.	3,842	199,976
Team, Inc.†	3,831	89,837
		1,444,014
Commercial Services-Finance — 1.2%
Cardtronics PLC, Class A†	5,864	192,691
Euronet Worldwide, Inc.†	1,600	139,792
EVERTEC, Inc.	2,100	36,330
Green Dot Corp., Class A†	5,626	216,770
LendingTree, Inc.†	936	161,179
MarketAxess Holdings, Inc.	2,900	583,190
Travelport Worldwide, Ltd.	15,600	214,656
WEX, Inc.†	17,945	1,871,125
		3,415,733
Communications Software — 0.0%
Digi International, Inc.†	3,410	34,612
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	19,000	1,049,940
Computer Data Security — 0.1%
Qualys, Inc.†	6,654	271,483
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,377	98,399
Computer Services — 0.9%
Barracuda Networks, Inc.†	8,400	193,704
CACI International, Inc., Class A†	3,143	393,032
Convergys Corp.	10,700	254,446
Engility Holdings, Inc.†	2,268	64,411
ExlService Holdings, Inc.†	4,327	240,495
Insight Enterprises, Inc.†	4,594	183,714
Science Applications International Corp.	5,150	357,513
Sykes Enterprises, Inc.†	5,027	168,555
TeleTech Holdings, Inc.	1,993	81,314
Unisys Corp.†	43,600	558,080
Virtusa Corp.†	3,561	104,694
		2,599,958
Computer Software — 0.2%
Cloudera, Inc.†	11,400	182,628
Tintri, Inc.	16,800	122,136
Workiva, Inc.†	6,900	131,445
		436,209
Computers — 0.1%
Nutanix, Inc., Class A†	8,200	165,230
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,939	19,622
Cray, Inc.†	5,177	95,257
Mercury Systems, Inc.†	6,167	259,569
MTS Systems Corp.	2,151	111,422
Super Micro Computer, Inc.†	4,880	120,292
		606,162
Computers-Other — 0.1%
Lumentum Holdings, Inc.†	7,150	407,907
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	5,971	282,906
Consulting Services — 0.4%
Forrester Research, Inc.	1,254	49,094
Franklin Covey Co.†	4,500	86,850
Huron Consulting Group, Inc.†	19,100	825,120
Navigant Consulting, Inc.†	6,071	119,963
		1,081,027
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,313	41,740
Central Garden & Pet Co., Class A†	4,363	130,977
Helen of Troy, Ltd.†	14,844	1,396,820
WD-40 Co.	1,807	199,403
		1,768,940
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	42,500	585,650
KapStone Paper and Packaging Corp.	11,318	233,490
Multi-Color Corp.	1,699	138,639
		957,779
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,203	80,740
Data Processing/Management — 0.4%
CSG Systems International, Inc.	10,841	439,928
Fair Isaac Corp.	5,000	697,050
		1,136,978
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	3,682	123,163
Repligen Corp.†	4,740	196,425
		319,588

3

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,423	85,412
OraSure Technologies, Inc.†	7,422	128,104
		213,516
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	1,934	333,615
Merit Medical Systems, Inc.†	6,414	244,694
Utah Medical Products, Inc.	1,200	86,880
		665,189
Distribution/Wholesale — 0.6%
Anixter International, Inc.†	3,672	287,150
Core-Mark Holding Co., Inc.	5,952	196,773
Essendant, Inc.	8,619	127,820
Fossil Group, Inc.†	35,318	365,541
G-III Apparel Group, Ltd.†	5,626	140,369
ScanSource, Inc.†	4,153	167,366
Titan Machinery, Inc.†	20,300	364,994
Veritiv Corp.†	1,451	65,295
		1,715,308
Diversified Manufacturing Operations — 1.4%
Actuant Corp., Class A	21,169	520,757
AZZ, Inc.	3,346	186,707
Barnes Group, Inc.	6,420	375,763
Colfax Corp.†	21,880	861,416
EnPro Industries, Inc.	2,744	195,839
Fabrinet†	4,797	204,640
Federal Signal Corp.	7,682	133,360
GP Strategies Corp.†	32,318	853,195
Harsco Corp.†	14,404	231,904
LSB Industries, Inc.†	2,628	27,147
Lydall, Inc.†	2,214	114,464
Raven Industries, Inc.	4,638	154,445
Standex International Corp.	1,638	148,567
Tredegar Corp.	3,268	49,837
		4,058,041
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	9,375	332,719
Diversified Operations/Commercial Services — 0.7%
Colliers International Group, Inc.	32,576	1,838,915
Viad Corp.	2,619	123,748
		1,962,663
Drug Delivery Systems — 0.4%
Depomed, Inc.†	8,004	85,963
Nektar Therapeutics†	34,836	681,044
Revance Therapeutics, Inc.†	10,000	264,000
		1,031,007
E-Commerce/Products — 0.1%
FTD Cos., Inc.†	2,221	44,420
Shutterfly, Inc.†	4,339	206,103
		250,523
E-Commerce/Services — 0.2%
Bankrate, Inc.†	12,400	159,340
Stamps.com, Inc.†	2,649	410,264
		569,604
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	8,756	55,601
New Media Investment Group, Inc.	6,871	92,621
QuinStreet, Inc.†	4,611	19,228
		167,450
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,529	84,421
Electric Products-Misc. — 0.0%
Graham Corp.	2,300	45,218
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	9,400	176,720
Electric-Generation — 0.1%
Atlantic Power Corp.†	84,400	202,560
Electric-Integrated — 0.8%
ALLETE, Inc.	6,535	468,429
Avista Corp.	9,874	419,250
El Paso Electric Co.	11,712	605,510
NorthWestern Corp.	1,800	109,836
PNM Resources, Inc.	4,800	183,600
Portland General Electric Co.	11,500	525,435
		2,312,060
Electronic Components-Misc. — 1.9%
Bel Fuse, Inc., Class B	6,825	168,577
Benchmark Electronics, Inc.†	32,791	1,059,149
CTS Corp.	4,221	91,174
Knowles Corp.†	24,000	406,080
Methode Electronics, Inc.	4,727	194,752
OSI Systems, Inc.†	27,151	2,040,398
Plexus Corp.†	4,333	227,786
Rogers Corp.†	2,329	252,976
Sanmina Corp.†	9,706	369,799
Stoneridge, Inc.†	21,000	323,610
Vishay Intertechnology, Inc.	20,800	345,280
		5,479,581
Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	14,500	241,715
Amkor Technology, Inc.†	29,700	290,169
CEVA, Inc.†	2,760	125,442
Diodes, Inc.†	4,910	117,987
DSP Group, Inc.†	2,849	33,048
Kopin Corp.†	7,826	29,035
Rambus, Inc.†	14,357	164,101
Semtech Corp.†	8,447	301,980
Silicon Laboratories, Inc.†	1,200	82,020
Synaptics, Inc.†	11,200	579,152
Xperi Corp.	35,852	1,068,390
		3,033,039
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	3,741	149,079
ESCO Technologies, Inc.	3,319	197,978
FARO Technologies, Inc.†	2,145	81,081
Itron, Inc.†	4,321	292,748
		720,886

4

Electronic Parts Distribution — 0.3%
Tech Data Corp.†	8,100	818,100
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	11,823	178,409
Green Plains, Inc.	4,781	98,250
Pattern Energy Group, Inc.	9,000	214,560
Renewable Energy Group, Inc.†	21,700	281,015
REX American Resources Corp.†	10,825	1,045,262
		1,817,496
Engineering/R&D Services — 1.2%
EMCOR Group, Inc.	13,900	908,782
Exponent, Inc.	37,053	2,160,190
VSE Corp.	6,100	274,378
		3,343,350
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	25,997	626,528
Enterprise Software/Service — 1.3%
Blackline, Inc.†	1,000	35,740
Donnelley Financial Solutions, Inc.†	4,212	96,708
LivePerson, Inc.†	6,909	75,999
Manhattan Associates, Inc.†	2,800	134,568
ManTech International Corp., Class A	3,290	136,140
MicroStrategy, Inc., Class A†	1,209	231,729
Omnicell, Inc.†	4,775	205,802
Open Text Corp.	11,540	363,972
SPS Commerce, Inc.†	2,209	140,846
Tyler Technologies, Inc.†	13,597	2,388,585
		3,810,089
Entertainment Software — 0.4%
Take-Two Interactive Software, Inc.†	14,950	1,097,031
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,344	335,988
Finance-Auto Loans — 1.3%
Credit Acceptance Corp.†	13,972	3,592,760
Finance-Consumer Loans — 1.6%
Encore Capital Group, Inc.†	3,043	122,176
Enova International, Inc.†	3,012	44,728
Nelnet, Inc., Class A	4,500	211,545
PRA Group, Inc.†	107,322	4,067,504
Regional Management Corp.†	1,100	25,993
World Acceptance Corp.†	768	57,531
		4,529,477
Finance-Investment Banker/Broker — 0.9%
Diamond Hill Investment Group, Inc.	6,881	1,372,071
Evercore Partners, Inc., Class A	5,272	371,676
Greenhill & Co., Inc.	3,535	71,054
Houlihan Lokey, Inc.	700	24,430
Interactive Brokers Group, Inc., Class A	8,736	326,901
INTL. FCStone, Inc.†	1,938	73,179
Investment Technology Group, Inc.	4,046	85,937
KCG Holdings, Inc., Class A†	8,000	159,520
Piper Jaffray Cos.	1,818	108,989
Stifel Financial Corp.†	1,200	55,176
		2,648,933
Finance-Other Services — 1.2%
WageWorks, Inc.†	51,440	3,456,768
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	32,800	309,304
MGIC Investment Corp.†	14,200	159,040
NMI Holdings, Inc., Class A†	6,600	75,570
		543,914
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	6,775	170,323
Sturm Ruger & Co., Inc.	2,270	141,081
		311,404
Food-Canned — 0.1%
Bob Evans Farms, Inc.	2,540	182,448
Seneca Foods Corp., Class A†	2,104	65,329
		247,777
Food-Dairy Products — 0.1%
Dean Foods Co.	16,500	280,500
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	3,200	248,480
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,542	304,095
Cal-Maine Foods, Inc.†	3,825	151,470
Darling Ingredients, Inc.†	78,765	1,239,761
J&J Snack Foods Corp.	1,924	254,103
John B. Sanfilippo & Son, Inc.	1,116	70,431
		2,019,860
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	5,800	193,140
SUPERVALU, Inc.†	34,395	113,160
		306,300
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,981	136,788
SpartanNash Co.	4,863	126,244
		263,032
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	9,520	73,399
Iconix Brand Group, Inc.†	21,132	146,022
Steven Madden, Ltd.†	6,875	274,656
Wolverine World Wide, Inc.	25,252	707,309
		1,201,386
Forestry — 0.0%
Deltic Timber Corp.	1,362	101,687
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	4,138	253,453
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	21,920	433,139
Gas-Distribution — 0.6%
Northwest Natural Gas Co.	5,281	316,068
South Jersey Industries, Inc.	10,212	348,944
Southwest Gas Holdings, Inc.	3,300	241,098
Spire, Inc.	10,001	697,570
		1,603,680

5

Golf — 0.1%
Callaway Golf Co.	12,061	154,140
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,804	141,602
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,254	59,502
HealthEquity, Inc.†	5,696	283,832
		343,334
Home Furnishings — 0.3%
American Woodmark Corp.†	1,794	171,417
Ethan Allen Interiors, Inc.	3,274	105,750
Select Comfort Corp.†	19,055	676,262
		953,429
Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	10,892	144,864
ILG, Inc.	13,627	374,606
La Quinta Holdings, Inc.†	18,400	271,768
Marcus Corp.	2,451	74,020
		865,258
Housewares — 0.1%
NACCO Industries, Inc., Class A	3,600	255,060
Human Resources — 3.6%
AMN Healthcare Services, Inc.†	76,016	2,968,425
Barrett Business Services, Inc.	11,496	658,606
CDI Corp.†	1,777	10,395
Cross Country Healthcare, Inc.†	37,473	483,776
Heidrick & Struggles International, Inc.	2,408	52,374
Insperity, Inc.	29,031	2,061,201
Kelly Services, Inc., Class A	3,762	84,457
Korn/Ferry International	7,379	254,797
On Assignment, Inc.†	56,258	3,046,371
Resources Connection, Inc.	3,810	52,197
TriNet Group, Inc.†	1,800	58,932
TrueBlue, Inc.†	5,469	144,929
Willdan Group, Inc.†	16,428	501,875
		10,378,335
Identification Systems — 0.1%
Brady Corp., Class A	6,137	208,044
Independent Power Producers — 0.1%
Dynegy, Inc.†	50,800	420,116
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,582	226,382
Insurance Brokers — 0.0%
eHealth, Inc.†	2,155	40,514
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	13,604	357,513
CNO Financial Group, Inc.	19,100	398,808
Primerica, Inc.	5,500	416,625
		1,172,946
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	5,210	196,938
Kemper Corp.	4,500	173,700
United Fire Group, Inc.	2,753	121,297
		491,935
Insurance-Property/Casualty — 3.0%
Ambac Financial Group, Inc.†	1,000	17,350
AMERISAFE, Inc.	27,679	1,576,319
Employers Holdings, Inc.	4,148	175,460
First American Financial Corp.	3,500	156,415
Global Indemnity, Ltd.†	1,300	50,401
HCI Group, Inc.	1,052	49,423
Infinity Property & Casualty Corp.	1,420	133,480
National General Holdings Corp.	83,376	1,759,234
Navigators Group, Inc.	8,178	448,972
ProAssurance Corp.	11,061	672,509
RLI Corp.	47,522	2,595,652
Safety Insurance Group, Inc.	1,838	125,535
Selective Insurance Group, Inc.	7,485	374,624
Stewart Information Services Corp.	3,938	178,707
Third Point Reinsurance, Ltd.†	6,900	95,910
United Insurance Holdings Corp.	2,307	36,289
Universal Insurance Holdings, Inc.	5,791	145,933
		8,592,213
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,600	79,760
Blue Capital Reinsurance Holdings, Ltd.	1,000	18,300
Maiden Holdings, Ltd.	9,453	104,928
		202,988
Internet Application Software — 0.0%
Okta, Inc.†	6,000	136,800
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	5,262	211,006
Internet Content-Entertainment — 0.0%
Shutterstock, Inc.†	2,443	107,687
Internet Content-Information/News — 0.2%
DHI Group, Inc.†	17,500	49,875
HealthStream, Inc.†	3,277	86,251
XO Group, Inc.†	3,129	55,133
Yelp, Inc.†	10,100	303,202
		494,461
Internet Security — 0.1%
Proofpoint, Inc.†	1,500	130,245
VASCO Data Security International, Inc.†	9,574	137,387
Zix Corp.†	25,300	143,957
		411,589
Internet Telephone — 0.1%
8x8, Inc.†	11,773	171,297
Investment Management/Advisor Services — 0.3%
Federated Investors, Inc., Class B	2,000	56,500
Financial Engines, Inc.	7,432	272,011
Virtus Investment Partners, Inc.	1,953	216,685
Waddell & Reed Financial, Inc., Class A	10,744	202,847
WisdomTree Investments, Inc.	14,745	149,957
		898,000
Lasers-System/Components — 0.1%
Applied Optoelectronics, Inc.†	2,270	140,263

6

Electro Scientific Industries, Inc.†	4,274	35,218
II-VI, Inc.†	7,057	242,055
		417,536
Leisure Games — 0.1%
Intrawest Resorts Holdings, Inc.†	6,900	163,806
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,987	279,571
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,459	136,499
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,954	205,096
Machinery-Farming — 0.4%
Alamo Group, Inc.	11,979	1,087,813
Lindsay Corp.	1,366	121,915
		1,209,728
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,714	198,328
Applied Industrial Technologies, Inc.	9,715	573,671
Chart Industries, Inc.†	3,947	137,079
DXP Enterprises, Inc.†	10,392	358,524
Kadant, Inc.	4,500	338,400
Tennant Co.	2,288	168,854
		1,774,856
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,435	200,443
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	1,910	38,888
Medical Imaging Systems — 0.1%
Analogic Corp.	1,605	116,603
Lantheus Holdings, Inc.†	3,783	66,770
		183,373
Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,374	45,067
Quality Systems, Inc.†	5,962	102,606
		147,673
Medical Instruments — 0.5%
Abaxis, Inc.	2,911	154,341
AngioDynamics, Inc.†	4,396	71,259
CONMED Corp.	3,187	162,346
CryoLife, Inc.†	3,505	69,925
Halyard Health, Inc.†	9,900	388,872
Integra LifeSciences Holdings Corp.†	7,774	423,761
Natus Medical, Inc.†	4,252	158,599
		1,429,103
Medical Products — 1.0%
Cantel Medical Corp.	4,664	363,372
Haemonetics Corp.†	6,741	266,202
Integer Holdings Corp.†	3,579	154,792
Invacare Corp.	4,120	54,384
LeMaitre Vascular, Inc.	1,619	50,545
Luminex Corp.	5,136	108,472
MiMedx Group, Inc.†	13,107	196,212
Orthofix International NV†	13,369	621,391
Surmodics, Inc.†	1,706	48,024
Wright Medical Group NV†	37,000	1,017,130
		2,880,524
Medical-Biomedical/Gene — 1.6%
Achillion Pharmaceuticals, Inc.†	40,900	187,731
Acorda Therapeutics, Inc.†	5,996	118,121
Alder Biopharmaceuticals, Inc.†	11,400	130,530
AMAG Pharmaceuticals, Inc.†	4,503	82,855
ANI Pharmaceuticals, Inc.†	1,032	48,298
Arena Pharmaceuticals, Inc.†	15,430	260,304
Bellicum Pharmaceuticals, Inc.†	6,700	78,256
Biohaven Pharmaceutical Holding Co., Ltd.†	9,100	227,500
Cambrex Corp.†	4,185	250,054
Cytokinetics, Inc.†	5,942	71,898
CytomX Therapeutics, Inc.†	11,800	182,900
Edge Therapeutics, Inc.†	5,700	58,482
Emergent BioSolutions, Inc.†	4,473	151,679
Innoviva, Inc.†	9,977	127,706
Karyopharm Therapeutics, Inc.†	874	7,910
Ligand Pharmaceuticals, Inc.†	2,446	296,944
Medicines Co.†	9,273	352,467
Momenta Pharmaceuticals, Inc.†	8,581	145,019
Myriad Genetics, Inc.†	18,553	479,410
Paratek Pharmaceuticals, Inc.†	9,700	233,770
Prothena Corp. PLC†	4,900	265,188
Sage Therapeutics, Inc.†	1,500	119,460
Selecta Biosciences, Inc.†	5,300	105,258
Seres Therapeutics, Inc.†	9,200	103,960
Spectrum Pharmaceuticals, Inc.†	9,093	67,743
Ultragenyx Pharmaceutical, Inc.†	4,550	282,600
Versartis, Inc.†	13,000	226,850
		4,662,893
Medical-Drugs — 1.1%
ACADIA Pharmaceuticals, Inc.†	5,200	145,028
Aimmune Therapeutics, Inc.†	12,300	252,888
Amicus Therapeutics, Inc.†	32,400	326,268
Eagle Pharmaceuticals, Inc.†	1,003	79,127
Enanta Pharmaceuticals, Inc.†	1,786	64,260
Global Blood Therapeutics, Inc.†	8,600	235,210
Lannett Co., Inc.†	3,779	77,092
MyoKardia, Inc.†	16,200	212,220
Pacira Pharmaceuticals, Inc.†	5,700	271,890
PharMerica Corp.†	3,996	104,895
Prestige Brands Holdings, Inc.†	1,900	100,339
Progenics Pharmaceuticals, Inc.†	9,024	61,273
Reata Pharmaceuticals, Inc., Class A†	8,568	271,091
SciClone Pharmaceuticals, Inc.†	6,647	73,117
Sucampo Pharmaceuticals, Inc., Class A†	3,224	33,852
Supernus Pharmaceuticals, Inc.†	6,461	278,469
Synergy Pharmaceuticals, Inc.†	75,000	333,750
TG Therapeutics, Inc.†	17,700	177,885
		3,098,654
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	4,584	81,870
Avexis, Inc.†	2,700	221,832

7

Impax Laboratories, Inc.†	9,470	152,467
		456,169
Medical-HMO — 0.9%
Magellan Health, Inc.†	3,048	222,199
Molina Healthcare, Inc.†	11,100	767,898
Tivity Health, Inc.†	32,031	1,276,436
WellCare Health Plans, Inc.†	1,650	296,274
		2,562,807
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	14,737	146,781
Quorum Health Corp.†	3,881	16,106
Select Medical Holdings Corp.†	13,810	211,983
		374,870
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	6,124	133,319
Genesis Healthcare, Inc.†	40,200	69,948
Kindred Healthcare, Inc.	24,110	280,882
		484,149
Medical-Outpatient/Home Medical — 0.4%
Almost Family, Inc.†	1,532	94,448
Amedisys, Inc.†	3,597	225,927
Chemed Corp.	2,066	422,559
Civitas Solutions, Inc.†	15,000	262,500
LHC Group, Inc.†	1,926	130,756
Providence Service Corp.†	1,488	75,308
		1,211,498
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	20,700	666,333
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,119	125,826
Haynes International, Inc.	1,607	58,350
Mueller Industries, Inc.	7,402	225,391
		409,567
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	1,169	22,772
Worthington Industries, Inc.	10,900	547,398
		570,170
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,391	99,572
Kaiser Aluminum Corp.	2,207	195,363
		294,935
Miscellaneous Manufacturing — 1.0%
Hillenbrand, Inc.	8,092	292,121
John Bean Technologies Corp.	25,264	2,475,872
		2,767,993
Motion Pictures & Services — 0.1%
Eros International PLC†	15,300	175,185
Multimedia — 0.0%
E.W. Scripps Co., Class A†	7,240	128,944
Networking Products — 0.2%
Black Box Corp.	1,923	16,442
Extreme Networks, Inc.†	30,300	279,366
Gigamon, Inc.†	4,014	157,951
NETGEAR, Inc.†	4,170	179,727
		633,486
Non-Ferrous Metals — 0.0%
Materion Corp.	2,568	96,043
Office Furnishings-Original — 0.1%
Interface, Inc.	12,171	239,160
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	80,900	942,485
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†	9,622	78,419
Noble Corp. PLC	31,441	113,817
Parker Drilling Co.†	19,900	26,865
Rowan Cos. PLC, Class A†	19,900	203,776
		422,877
Oil Companies-Exploration & Production — 0.6%
Bill Barrett Corp.†	77,304	237,323
Carrizo Oil & Gas, Inc.†	9,833	171,291
Contango Oil & Gas Co.†	2,957	19,635
Denbury Resources, Inc.†	135,485	207,292
EP Energy Corp., Class A†	51,383	188,062
Northern Oil and Gas, Inc.†	5,615	7,861
PDC Energy, Inc.†	7,183	309,659
Sanchez Energy Corp.†	20,700	148,626
SRC Energy, Inc.†	25,806	173,674
Unit Corp.†	14,488	271,360
		1,734,783
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	4,069	108,642
Flotek Industries, Inc.†	6,989	62,482
Gulf Island Fabrication, Inc.	1,756	20,370
Natural Gas Services Group, Inc.†	400	9,940
		201,434
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	900	36,972
Delek US Holdings, Inc.	22,000	581,680
		618,652
Oil-Field Services — 0.6%
Archrock, Inc.	29,921	341,099
Bristow Group, Inc.	4,118	31,503
CARBO Ceramics, Inc.†	2,720	18,632
Era Group, Inc.†	2,542	24,047
Helix Energy Solutions Group, Inc.†	17,645	99,518
Matrix Service Co.†	3,418	31,958
McDermott International, Inc.†	36,475	261,526
MRC Global, Inc.†	28,200	465,864
Newpark Resources, Inc.†	11,417	83,915
Pioneer Energy Services Corp.†	9,930	20,357
SEACOR Holdings, Inc.†	3,997	137,097
Tesco Corp.†	6,004	26,718
TETRA Technologies, Inc.†	14,899	41,568
		1,583,802
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	2,111	98,689

8

Domtar Corp.	2,600	99,892
Neenah Paper, Inc.	23,488	1,884,912
P.H. Glatfelter Co.	5,597	109,365
Schweitzer-Mauduit International, Inc.	3,946	146,910
		2,339,768
Patient Monitoring Equipment — 0.2%
Masimo Corp.†	6,600	601,788
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	5,613	83,072
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,609	97,184
Pollution Control — 0.1%
CECO Environmental Corp.	27,700	254,286
Poultry — 0.2%
Pilgrim’s Pride Corp.†	10,600	232,352
Sanderson Farms, Inc.	3,872	447,797
		680,149
Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	6,711	434,135
Generac Holdings, Inc.†	9,300	336,009
Powell Industries, Inc.	6,801	217,564
SPX Corp.†	5,447	137,046
Vicor Corp.†	2,073	37,107
		1,161,861
Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	5,200	21,632
Deluxe Corp.	6,700	463,774
Ennis, Inc.	18,900	360,990
LSC Communications, Inc.	4,361	93,325
RR Donnelley & Sons Co.	8,996	112,810
		1,052,531
Professional Sports — 0.8%
Madison Square Garden Co., Class A†	11,110	2,187,559
Protection/Safety — 0.1%
Landauer, Inc.	5,339	279,230
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	10,400	127,920
Scholastic Corp.	3,495	152,347
		280,267
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	14,595	127,268
Publishing-Periodicals — 0.1%
Time, Inc.	12,780	183,393
Racetracks — 0.3%
Penn National Gaming, Inc.†	36,818	787,905
Speedway Motorsports, Inc.	5,300	96,831
		884,736
Real Estate Investment Trusts — 4.6%
Acadia Realty Trust	10,887	302,659
Agree Realty Corp.	3,631	166,554
American Assets Trust, Inc.	11,328	446,210
Apollo Commercial Real Estate Finance, Inc.	12,119	224,807
Armada Hoffler Properties, Inc.	5,771	74,734
Ashford Hospitality Trust, Inc.	40,100	243,808
Capstead Mtg. Corp.	50,334	524,984
CareTrust REIT, Inc.	9,323	172,848
CBL & Associates Properties, Inc.	28,485	240,129
Cedar Realty Trust, Inc.	9,783	47,448
Chatham Lodging Trust	4,928	99,004
Chesapeake Lodging Trust	7,722	188,957
CoreSite Realty Corp.	14,344	1,485,034
CubeSmart	4,300	103,372
CYS Investments, Inc.	94,000	790,540
DCT Industrial Trust, Inc.	5,150	275,216
DiamondRock Hospitality Co.	32,133	351,856
EastGroup Properties, Inc.	7,156	599,673
EPR Properties	300	21,561
Equity LifeStyle Properties, Inc.	1,600	138,144
First Industrial Realty Trust, Inc.	3,200	91,584
Four Corners Property Trust, Inc.	7,713	193,673
Franklin Street Properties Corp.	19,279	213,611
Getty Realty Corp.	3,469	87,072
Gladstone Commercial Corp.	1,300	28,327
Government Properties Income Trust	18,353	336,043
Hersha Hospitality Trust	16,568	306,674
Highwoods Properties, Inc.	2,400	121,704
Hospitality Properties Trust	6,500	189,475
Independence Realty Trust, Inc.	7,624	75,249
InfraREIT, Inc.	1,900	36,385
Kite Realty Group Trust	10,739	203,289
Lexington Realty Trust	27,797	275,468
LTC Properties, Inc.	11,885	610,770
Mack-Cali Realty Corp.	5,800	157,412
Monogram Residential Trust, Inc.	5,700	55,347
National Retail Properties, Inc.	800	31,280
National Storage Affiliates Trust	5,687	131,427
Parkway, Inc.	5,490	125,666
Pennsylvania Real Estate Investment Trust	12,361	139,927
Potlatch Corp.	9,000	411,300
PS Business Parks, Inc.	3,615	478,590
Ramco-Gershenson Properties Trust	21,995	283,736
Retail Opportunity Investments Corp.	14,100	270,579
RLJ Lodging Trust	30,700	610,009
Sabra Health Care REIT, Inc.	8,389	202,175
Saul Centers, Inc.	4,619	267,810
Summit Hotel Properties, Inc.	15,393	287,079
Taubman Centers, Inc.	2,100	125,055
Universal Health Realty Income Trust	1,606	127,741
Urstadt Biddle Properties, Inc., Class A	3,820	75,636
		13,047,631
Real Estate Management/Services — 1.2%
FirstService Corp.	43,289	2,769,630
HFF, Inc., Class A	4,560	158,551
RE/MAX Holdings, Inc., Class A	7,455	417,853
		3,346,034
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,900	78,622

9

Forestar Group, Inc.†	30,057	515,478
St. Joe Co.†	1,300	24,375
		618,475
Recreational Vehicles — 1.7%
Camping World Holdings, Inc., Class A	46,482	1,433,970
LCI Industries	34,311	3,513,446
		4,947,416
Rental Auto/Equipment — 0.1%
Aaron’s, Inc.	3,200	124,480
Neff Corp., Class A†	200	3,800
Rent-A-Center, Inc.	6,836	80,118
		208,398
Research & Development — 0.4%
Albany Molecular Research, Inc.†	2,869	62,257
INC Research Holdings, Inc., Class A†	4,000	234,000
PAREXEL International Corp.†	10,789	937,672
		1,233,929
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,140	369,735
Respiratory Products — 0.1%
Inogen, Inc.†	2,089	199,332
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	8,737	108,688
Ascena Retail Group, Inc.†	21,792	46,853
Buckle, Inc.	3,641	64,810
Caleres, Inc.	5,530	153,623
Cato Corp., Class A	3,084	54,248
Children’s Place, Inc.	12,095	1,234,900
DSW, Inc., Class A	8,668	153,424
Express, Inc.†	10,075	68,006
Finish Line, Inc., Class A	5,185	73,472
Francesca’s Holdings Corp.†	4,711	51,538
Genesco, Inc.†	2,518	85,360
Guess?, Inc.	7,808	99,786
Shoe Carnival, Inc.	1,597	33,345
Stein Mart, Inc.	4,001	6,762
Tailored Brands, Inc.	6,302	70,330
Vera Bradley, Inc.†	2,427	23,736
		2,328,881
Retail-Automobile — 1.4%
Asbury Automotive Group, Inc.†	2,418	136,738
Group 1 Automotive, Inc.	2,566	162,479
Lithia Motors, Inc., Class A	37,479	3,531,646
Sonic Automotive, Inc., Class A	3,388	65,897
		3,896,760
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	16,554	175,969
Barnes & Noble, Inc.	7,098	53,945
		229,914
Retail-Building Products — 0.1%
Floor & Decor Holdings, Inc., Class A†	900	35,334
Lumber Liquidators Holdings, Inc.†	3,647	91,394
Tile Shop Holdings, Inc.	4,247	87,700
		214,428
Retail-Discount — 0.3%
Big Lots, Inc.	8,600	415,380
Fred’s, Inc., Class A	4,596	42,421
Ollie’s Bargain Outlet Holdings, Inc.†	6,201	264,163
		721,964
Retail-Hair Salons — 0.1%
Regis Corp.†	27,622	283,678
Retail-Home Furnishings — 0.3%
Haverty Furniture Cos., Inc.	2,482	62,298
Kirkland’s, Inc.†	1,881	19,337
La-Z-Boy, Inc.	6,273	203,873
Pier 1 Imports, Inc.	62,100	322,299
RH†	3,995	257,757
		865,564
Retail-Jewelry — 0.1%
Movado Group, Inc.	13,872	350,268
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	3,129	61,172
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	39,808	185,107
Retail-Misc./Diversified — 0.3%
FirstCash, Inc.	6,207	361,868
Five Below, Inc.†	7,081	349,589
		711,457
Retail-Office Supplies — 0.0%
Office Depot, Inc.	22,200	125,208
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	34,665	266,921
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,638	107,103
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,000	57,690
Retail-Restaurants — 0.9%
Biglari Holdings, Inc.†	130	51,966
BJ’s Restaurants, Inc.†	2,299	85,638
Bloomin’ Brands, Inc.	32,700	694,221
Chuy’s Holdings, Inc.†	2,171	50,801
Dave & Buster’s Entertainment, Inc.†	4,811	319,980
DineEquity, Inc.	2,772	122,107
El Pollo Loco Holdings, Inc.†	2,765	38,295
Fiesta Restaurant Group, Inc.†	3,478	71,821
Red Robin Gourmet Burgers, Inc.†	1,654	107,923
Ruby Tuesday, Inc.†	25,382	51,018
Ruth’s Hospitality Group, Inc.	3,824	83,172
Shake Shack, Inc., Class A†	2,383	83,119
Sonic Corp.	29,652	785,481
Wingstop, Inc.	3,723	115,041
		2,660,583
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,306	30,093
Hibbett Sports, Inc.†	2,668	55,361

10

Zumiez, Inc.†	2,266	27,985
		113,439
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	29,500	248,685
Vitamin Shoppe, Inc.†	3,060	35,649
		284,334
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	3,300	119,130
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	4,821	86,537
Proto Labs, Inc.†	3,132	210,627
Trinseo SA	10,100	693,870
		991,034
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	17,363	578,188
Iridium Communications, Inc.†	10,512	116,157
		694,345
Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.	11,764	237,044
Banc of California, Inc.	6,423	138,094
Bank Mutual Corp.	5,430	49,684
BankFinancial Corp.	1,200	17,904
Beneficial Bancorp, Inc.	35,199	527,985
BofI Holding, Inc.†	7,412	175,813
Brookline Bancorp, Inc.	9,833	143,562
Capitol Federal Financial, Inc.	1,300	18,473
Charter Financial Corp.	3,800	68,400
Dime Community Bancshares, Inc.	4,014	78,674
First Defiance Financial Corp.	1,200	63,216
Flushing Financial Corp.	4,600	129,674
Investors Bancorp, Inc.	15,200	203,072
Meridian Bancorp, Inc.	33,200	561,080
Northfield Bancorp, Inc.	36,738	630,057
Northwest Bancshares, Inc.	13,105	204,569
Oritani Financial Corp.	4,952	84,432
People’s United Financial, Inc.	10,206	180,238
Provident Financial Services, Inc.	7,797	197,888
Sterling Bancorp	17,423	405,085
		4,114,944
Schools — 0.2%
American Public Education, Inc.†	2,086	49,334
Capella Education Co.	1,489	127,458
Career Education Corp.†	8,338	80,045
Strayer Education, Inc.	1,848	172,271
		429,108
Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	9,900	152,064
Brink’s Co.	5,827	390,409
		542,473
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,727	23,884

Semiconductor Components-Integrated Circuits — 0.3%
Integrated Device Technology, Inc.†	13,600	350,744
MaxLinear, Inc.†	6,729	187,672
Power Integrations, Inc.	3,815	278,113
		816,529
Semiconductor Equipment — 0.6%
Brooks Automation, Inc.	8,949	194,104
Cabot Microelectronics Corp.	3,245	239,578
Cohu, Inc.	23,066	363,059
Kulicke & Soffa Industries, Inc.†	9,121	173,482
MKS Instruments, Inc.	6,953	467,937
Nanometrics, Inc.†	3,245	82,066
Rudolph Technologies, Inc.†	4,040	92,314
Veeco Instruments, Inc.†	6,165	171,695
Xcerra Corp.†	6,400	62,528
		1,846,763
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	5,018	77,127
Steel-Producers — 0.2%
AK Steel Holding Corp.†	55,849	366,928
Carpenter Technology Corp.	3,300	123,519
		490,447
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,680	169,548
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	7,800	195,156
Harmonic, Inc.†	10,348	54,327
Oclaro, Inc.†	16,336	152,578
Viavi Solutions, Inc.†	29,166	307,118
		709,179
Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	6,519	139,963
Lumos Networks Corp.†	3,077	54,986
Spok Holdings, Inc.	2,639	46,710
West Corp.	12,900	300,828
		542,487
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	6,209	128,216
Comtech Telecommunications Corp.	3,026	57,403
		185,619
Telephone-Integrated — 0.3%
Cincinnati Bell, Inc.†	5,414	105,844
General Communication, Inc., Class A†	3,433	125,785
IDT Corp., Class B†	12,700	182,499
Windstream Holdings, Inc.	110,471	428,627
		842,755
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	17,800	585,620
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	5,277	102,690
Unifi, Inc.†	1,967	60,584
		163,274
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,883	92,907

11

Cara Therapeutics, Inc.†	10,900	167,751
Flexion Therapeutics, Inc.†	8,100	163,782
Mersana Therapeutics, Inc.†	8,900	124,333
Sarepta Therapeutics, Inc.†	8,500	286,535
Xencor, Inc.†	9,500	200,545
		1,035,853
Tobacco — 0.2%
Universal Corp.	9,898	640,401
Transactional Software — 0.3%
ACI Worldwide, Inc.†	14,700	328,839
Bottomline Technologies de, Inc.†	4,645	119,330
Synchronoss Technologies, Inc.†	23,942	393,846
		842,015
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,246	169,279
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,649	168,766
Transport-Marine — 0.1%
Costamare, Inc.	28,200	206,142
International Seaways, Inc.†	4,700	101,849
		307,991
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	11,099	759,061
Transport-Services — 0.3%
Echo Global Logistics, Inc.†	3,520	70,048
Hub Group, Inc., Class A†	4,302	164,982
Matson, Inc.	16,440	493,857
		728,887
Transport-Truck — 0.6%
ArcBest Corp.	10,287	211,912
Forward Air Corp.	3,883	206,886
Heartland Express, Inc.	5,566	115,884
Knight Transportation, Inc.	8,577	317,778
Marten Transport, Ltd.	2,982	81,707
Roadrunner Transportation Systems, Inc.†	3,891	28,288
Saia, Inc.†	3,270	167,751
Schneider National, Inc., Class B	3,300	73,821
Swift Transportation Co.†	14,000	371,000
YRC Worldwide, Inc.†	8,000	88,960
		1,663,987
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	16,200	187,920
Veterinary Diagnostics — 1.4%
Heska Corp.†	823	84,004
Neogen Corp.†	56,652	3,915,220
Phibro Animal Health Corp., Class A	2,410	89,290
		4,088,514
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,100	78,463
Water — 0.3%
American States Water Co.	15,505	735,092
California Water Service Group	6,164	226,835
		961,927
Web Hosting/Design — 0.2%
NIC, Inc.	7,998	151,562
Web.com Group, Inc.†	18,300	462,990
		614,552
Web Portals/ISP — 0.0%
Blucora, Inc.†	5,081	107,717
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,666	113,838
General Cable Corp.	6,377	104,264
Insteel Industries, Inc.	2,249	74,150
		292,252
Wireless Equipment — 0.3%
CalAmp Corp.†	4,542	92,339
InterDigital, Inc.	10,775	832,907
		925,246
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,823	163,017
Total Common Stocks (cost $225,127,296)		276,259,304
EXCHANGE-TRADED FUNDS — 0.9%
iShares Core S&P Small-Cap ETF (cost $2,614,322)	37,751	2,646,723
Total Long-Term Investment Securities (cost $227,741,618)		278,906,027
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.80%(1)	3,795,771	3,795,771
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 07/03/2017	$2,195,000	2,195,000
Total Short-Term Investment Securities (cost $5,990,771)		5,990,771
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $700,007 collateralized by $690,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $717,823 (cost $700,000)	700,000	700,000

12

TOTAL INVESTMENTS (cost $234,432,389)(2)	100.0%	285,596,798
Liabilities in excess of other assets	(0.0)	(20,478)
NET ASSETS	100.0%	$285,576,320

†		Non-income producing security
(1)		The rate shown is the 7-day yield as of June 30, 2017.
(2)		See Note 4 for cost of investments on a tax basis.
ETF	—	Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
46	Long	Russell 2000 Mini Index	September 2017	$3,248,720	$3,252,890	$4,170

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$276,259,304	$—	$—	$276,259,304
Exchange-Traded Funds	2,646,723	—	—	2,646,723
Short-Term Investment Securities:
Registered Investment Companies	3,795,771	—	—	3,795,771
Time Deposits	—	2,195,000	—	2,195,000
Repurchase Agreements	—	700,000	—	700,000
Total Investments at Value	$282,701,798	$2,895,000	$—	$285,596,798

Other Financial Instruments:†
Futures Contracts	$4,170	$—	$—	$4,170

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

13

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Australia — 5.0%
AGL Energy, Ltd.	11,006	$215,710
Alumina, Ltd.	43,057	63,540
Amcor, Ltd.	125,294	1,561,039
AMP, Ltd.	49,154	196,077
APA Group	19,273	135,837
Aristocrat Leisure, Ltd.	9,249	160,374
ASX, Ltd.	3,285	135,357
Aurizon Holdings, Ltd.	34,738	143,110
AusNet Services	27,785	37,052
Australia & New Zealand Banking Group, Ltd.	156,161	3,447,128
Bank of Queensland, Ltd.	6,344	55,830
Bendigo & Adelaide Bank, Ltd.	7,844	66,800
BGP Holdings PLC†(1)(2)	98,723	1,867
BHP Billiton, Ltd.	72,069	1,289,531
BlueScope Steel, Ltd.	9,517	96,628
Boral, Ltd.	19,101	102,033
Brambles, Ltd.	327,295	2,447,668
Caltex Australia, Ltd.	4,591	111,540
Challenger, Ltd.	184,849	1,895,280
CIMIC Group, Ltd.	1,771	52,869
Coca-Cola Amatil, Ltd.	9,784	69,409
Cochlear, Ltd.	997	119,120
Commonwealth Bank of Australia	28,550	1,817,144
Computershare, Ltd.	7,988	86,814
Crown Resorts, Ltd.	6,135	57,905
CSL, Ltd.	34,747	3,686,304
Dexus	15,840	115,415
Domino’s Pizza Enterprises, Ltd.	1,017	40,709
Flight Centre Travel Group, Ltd.	905	26,641
Fortescue Metals Group, Ltd.	26,833	107,656
Goodman Group	30,304	183,305
GPT Group	28,371	104,450
Harvey Norman Holdings, Ltd.	9,627	28,265
Healthscope, Ltd.	27,250	46,287
Incitec Pivot, Ltd.	28,731	75,302
Independence Group NL	301,276	729,416
Insurance Australia Group, Ltd.	40,486	210,977
LendLease Group	9,469	121,177
Macquarie Group, Ltd.	26,431	1,797,865
Medibank Private, Ltd.	47,085	101,331
Mirvac Group	62,895	102,967
National Australia Bank, Ltd.	44,322	1,008,010
Newcrest Mining, Ltd.	12,729	197,235
Orica, Ltd.	6,380	101,408
Origin Energy, Ltd.†	29,231	154,123
Qantas Airways, Ltd.	8,842	38,873
QBE Insurance Group, Ltd.	23,478	213,114
Ramsay Health Care, Ltd.	2,258	127,733
REA Group, Ltd.	910	46,442
Rio Tinto, Ltd.	21,237	1,032,741
Santos, Ltd.†	31,181	72,616
Scentre Group	451,165	1,404,400
SEEK, Ltd.	5,639	73,290
Sonic Healthcare, Ltd.	6,557	122,062
South32, Ltd.	560,548	1,154,644
Stockland	40,007	134,682
Suncorp Group, Ltd.	22,082	251,528
Sydney Airport	18,318	99,822
Tabcorp Holdings, Ltd.	13,973	46,932
Tatts Group, Ltd.	24,246	77,896
Telstra Corp., Ltd.	177,005	584,998
TPG Telecom, Ltd.	5,608	24,569
Transurban Group	33,772	307,592
Treasury Wine Estates, Ltd.	12,180	123,198
Vicinity Centres	57,696	113,967
Wesfarmers, Ltd.	18,738	577,809
Westfield Corp.	32,835	202,653
Westpac Banking Corp.	152,326	3,572,042
Woodside Petroleum, Ltd.	12,316	282,752
Woolworths, Ltd.	21,195	416,059
WorleyParsons, Ltd.†	87,803	757,186
		35,164,105
Austria — 0.2%
ANDRITZ AG	1,239	74,634
Erste Group Bank AG†	33,574	1,285,567
OMV AG	2,522	130,875
Raiffeisen Bank International AG†	2,438	61,539
voestalpine AG	1,927	89,798
		1,642,413
Belgium — 1.0%
Ageas	3,437	138,415
Anheuser-Busch InBev SA/NV	12,620	1,393,971
Colruyt SA	1,185	62,428
Groupe Bruxelles Lambert SA	1,386	133,433
KBC Group NV	17,295	1,311,828
Proximus SADP	2,596	90,819
Solvay SA	1,235	165,740
Telenet Group Holding NV†	899	56,628
UCB SA	2,169	149,209
Umicore SA	50,049	3,481,254
		6,983,725
Bermuda — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	11,000	92,424
Credicorp, Ltd.	5,581	1,001,176
First Pacific Co., Ltd.	42,000	30,986
HongKong Land Holdings, Ltd.	19,500	143,520
Jardine Matheson Holdings, Ltd.	3,503	224,893
Jardine Strategic Holdings, Ltd.	55,662	2,320,549
Kerry Properties, Ltd.	11,500	39,033
Li & Fung, Ltd.	98,000	35,648
NWS Holdings, Ltd.	24,000	47,216
Shangri-La Asia, Ltd.	20,000	33,916
Yue Yuen Industrial Holdings, Ltd.	12,000	49,799
		4,019,160
Brazil — 0.3%
Lojas Renner SA	84,430	697,785
Telefonica Brasil SA (Preference Shares)	99,600	1,349,887
		2,047,672
Canada — 1.1%
Goldcorp, Inc.	78,985	1,018,375
National Bank of Canada	45,300	1,904,850
Potash Corp. of Saskatchewan, Inc.	68,629	1,119,296
Sun Life Financial, Inc.	41,000	1,465,731
Toronto-Dominion Bank	43,046	2,169,229
		7,677,481

1

Cayman Islands — 1.8%
Alibaba Group Holding, Ltd. ADR†	28,143	3,965,349
ASM Pacific Technology, Ltd.	4,500	60,807
Baidu, Inc. ADR†	5,100	912,186
Cheung Kong Property Holdings, Ltd.	44,360	347,439
CK Hutchison Holdings, Ltd.	211,524	2,655,073
Melco Resorts & Entertainment Ltd. ADR	4,093	91,888
MGM China Holdings, Ltd.	16,400	36,466
Sands China, Ltd.	40,000	183,158
Tencent Holdings, Ltd.	108,100	3,865,733
WH Group, Ltd.*	133,000	134,236
Wynn Macau, Ltd.	27,200	63,546
YY, Inc., ADR†	13,700	795,011
		13,110,892
China — 0.1%
Ping An Insurance Group Co. of China, Ltd.	139,000	915,990
Denmark — 1.7%
AP Moller - Maersk A/S, Series A	64	122,193
AP Moller - Maersk A/S, Series B	521	1,047,546
Carlsberg A/S, Class B	1,767	188,768
Chr. Hansen Holding A/S	1,649	119,932
Coloplast A/S, Class B	2,007	167,703
Danske Bank A/S	52,452	2,017,400
DONG Energy A/S*	2,416	109,067
DSV A/S	3,192	196,119
Genmab A/S†	943	201,192
GN Store Nord A/S	51,659	1,508,425
H. Lundbeck A/S	1,152	64,657
ISS A/S	2,760	108,402
Novo Nordisk A/S, Class B	60,885	2,607,346
Novozymes A/S, Class B	3,905	170,887
Pandora A/S	1,830	170,763
TDC A/S	312,487	1,817,223
Tryg A/S	1,794	39,240
Vestas Wind Systems A/S	11,409	1,053,217
William Demant Holding A/S†	1,842	47,674
		11,757,754
Finland — 0.7%
Elisa Oyj	2,477	95,991
Fortum Oyj	7,649	119,949
Kone Oyj, Class B	5,722	291,086
Metso Oyj	1,919	66,543
Neste Oyj	2,186	86,112
Nokia OYJ	95,899	586,539
Nokian Renkaat Oyj	40,329	1,669,278
Orion Oyj, Class B	1,763	112,561
Sampo Oyj, Class A	7,548	386,822
Stora Enso Oyj, Class R	103,739	1,340,071
UPM-Kymmene Oyj	8,772	250,073
Wartsila Oyj Abp	2,546	150,484
		5,155,509
France — 8.9%
Accor SA	2,932	137,451
Aeroports de Paris	499	80,532
Air Liquide SA	16,301	2,014,487
Alstom SA	2,558	89,431
Amundi SA*	33,374	2,414,782
Arkema SA	1,128	120,370
Atos SE	1,559	218,837
AXA SA	162,694	4,450,411
BNP Paribas SA	104,500	7,526,504
Bollore SA	14,786	67,230
Bouygues SA	3,436	144,890
Bureau Veritas SA	4,513	99,869
Cap Gemini SA	2,745	283,673
Carrefour SA	9,386	237,453
Casino Guichard Perrachon SA	959	56,803
Christian Dior SE	906	259,059
Cie de Saint-Gobain	8,236	440,048
Cie Generale des Etablissements Michelin	2,846	378,365
CNP Assurances	2,892	64,922
Credit Agricole SA	18,502	297,645
Danone SA	51,279	3,854,379
Dassault Aviation SA	39	54,457
Dassault Systemes SE	2,182	195,610
Edenred	3,549	92,541
Eiffage SA	1,216	110,497
Electricite de France SA	9,096	98,508
Engie SA	146,569	2,212,240
Essilor International SA	18,884	2,402,715
Eurazeo SA	763	57,246
Eutelsat Communications SA	43,704	1,116,133
Fonciere Des Regions	504	46,754
Gecina SA	675	105,890
Groupe Eurotunnel SE	8,024	85,579
Hermes International	351	173,447
ICADE	646	54,230
Iliad SA	452	106,916
Imerys SA	607	52,794
Ingenico Group SA	930	84,434
Ipsen SA	618	84,596
JCDecaux SA	1,142	37,461
Kering	5,607	1,909,683
Klepierre	3,692	151,320
L’Oreal SA	14,637	3,049,298
Lagardere SCA	2,012	63,540
Legrand SA	27,517	1,924,998
LVMH Moet Hennessy Louis Vuitton SE	16,277	4,058,365
Natixis SA	16,042	107,681
Orange SA	33,000	523,527
Pernod Ricard SA	3,545	474,736
Peugeot SA	8,054	160,658
Publicis Groupe SA	3,347	249,665
Remy Cointreau SA	430	50,217
Renault SA	2,947	266,749
Rexel SA	4,760	77,880
Safran SA	5,258	481,875
Sanofi	50,373	4,819,006
Schneider Electric SE	48,524	3,728,216
SCOR SE	2,824	111,955
SEB SA	371	66,633

2

Societe BIC SA	485	57,555
Societe Generale SA	12,737	685,336
Sodexo SA	1,538	198,850
Suez	6,134	113,601
Thales SA	1,770	190,516
TOTAL SA	104,506	5,166,562
Unibail-Rodamco SE (Euronext Amsterdam)	4,066	1,024,694
Unibail-Rodamco SE (Euronext Paris)	3,731	940,269
Valeo SA	3,887	261,888
Veolia Environnement SA	7,898	166,883
Vinci SA	8,315	709,709
Vivendi SA	16,971	377,783
Wendel SA	469	69,423
Zodiac Aerospace	3,154	85,556
		62,733,816
Germany — 10.9%
adidas AG	16,353	3,133,163
Allianz SE	7,539	1,484,479
Axel Springer SE	672	40,372
BASF SE	58,827	5,448,375
Bayer AG	96,102	12,425,157
Bayerische Motoren Werke AG	49,078	4,556,103
Bayerische Motoren Werke AG (Preference Shares)	931	76,752
Beiersdorf AG	1,732	182,074
Brenntag AG	2,677	154,956
Commerzbank AG†	69,382	826,521
Continental AG	13,108	2,828,827
Covestro AG*	11,923	860,784
Daimler AG	15,981	1,156,673
Deutsche Bank AG	34,134	605,260
Deutsche Boerse AG	3,171	334,723
Deutsche Lufthansa AG	3,957	90,051
Deutsche Post AG	16,428	615,809
Deutsche Telekom AG	242,326	4,350,865
Deutsche Wohnen AG	5,738	219,482
E.ON SE	102,745	967,904
Evonik Industries AG	45,818	1,464,483
Fraport AG Frankfurt Airport Services Worldwide	609	53,768
Fresenius Medical Care AG & Co. KGaA	21,537	2,070,454
Fresenius SE & Co. KGaA	43,422	3,722,557
FUCHS PETROLUB SE (Preference Shares)	1,176	64,036
GEA Group AG	39,671	1,623,465
Hannover Rueck SE	1,026	122,985
HeidelbergCement AG	23,393	2,261,705
Henkel AG & Co. KGaA	1,699	205,500
Henkel AG & Co. KGaA (Preference Shares)	2,959	407,244
Hochtief AG	340	62,288
HUGO BOSS AG	1,138	79,676
Infineon Technologies AG	18,790	396,706
Innogy SE*	2,273	89,475
K+S AG	3,263	83,556
LANXESS AG	1,575	119,248
Linde AG	17,643	3,341,027
MAN SE	617	66,151
Merck KGaA	2,149	259,561
METRO AG	2,965	100,087
Muenchener Rueckversicherungs-Gesellschaft AG	13,143	2,650,240
OSRAM Licht AG	1,389	110,655
Porsche Automobil Holding SE (Preference Shares)	2,626	147,535
ProSiebenSat.1 Media SE	3,853	161,242
RWE AG†	8,393	167,229
SAP SE	46,003	4,804,994
Schaeffler AG (Preference Shares)	2,763	39,573
Siemens AG	40,781	5,605,663
Stroeer SE & Co. KGaA	5,618	336,486
Symrise AG	26,327	1,864,903
Telefonica Deutschland Holding AG	389,178	1,943,796
thyssenkrupp AG	6,265	177,995
TUI AG	7,325	106,758
United Internet AG	2,107	115,861
Volkswagen AG	8,360	1,296,191
Volkswagen AG (Preference Shares)	3,118	474,889
Vonovia SE	7,730	306,934
Zalando SE†*	1,846	84,357
		77,347,603
Hong Kong — 1.9%
AIA Group, Ltd.	1,008,400	7,368,503
Bank of East Asia, Ltd.	20,000	85,943
BOC Hong Kong Holdings, Ltd.	412,000	1,970,964
CLP Holdings, Ltd.	27,500	290,940
Galaxy Entertainment Group, Ltd.	39,000	236,774
Hang Lung Group, Ltd.	15,000	62,056
Hang Lung Properties, Ltd.	33,000	82,421
Hang Seng Bank, Ltd.	12,600	263,541
Henderson Land Development Co., Ltd.	20,333	113,418
HKT Trust & HKT, Ltd.	62,000	81,476
Hong Kong & China Gas Co., Ltd.	139,289	261,899
Hong Kong Exchanges & Clearing, Ltd.	19,000	491,095
Hysan Development Co., Ltd.	10,000	47,711
Link REIT	37,000	281,500
MTR Corp., Ltd.	23,500	132,287
New World Development Co., Ltd.	93,000	118,045
PCCW, Ltd.	68,000	38,671
Power Assets Holdings, Ltd.	23,000	203,120
Sino Land Co., Ltd.	48,000	78,694
SJM Holdings, Ltd.	37,000	39,002
Sun Hung Kai Properties, Ltd.	24,000	352,586
Swire Pacific, Ltd., Class A	8,500	83,014
Swire Properties, Ltd.	20,000	65,963
Techtronic Industries Co., Ltd.	24,000	110,356
Wharf Holdings, Ltd.	20,000	165,739
Wheelock & Co., Ltd.	13,000	98,073
		13,123,791

3

India — 0.5%
HDFC Bank, Ltd. ADR	24,203	2,104,935
Infosys, Ltd. ADR	80,400	1,207,608
		3,312,543
Indonesia — 0.2%
Bank Central Asia Tbk PT(5)	928,300	1,264,796
Ireland — 0.8%
Allied Irish Banks PLC	179,830	1,016,694
Bank of Ireland†	472,177	124,038
CRH PLC	13,696	484,538
DCC PLC	18,245	1,661,047
James Hardie Industries PLC CDI	7,705	121,403
Kerry Group PLC, Class A (ISE)	2,630	226,281
Kerry Group PLC, Class A (LSE)	22,727	1,956,946
Paddy Power Betfair PLC	1,316	140,492
		5,731,439
Isle of Man — 0.0%
Genting Singapore PLC	104,300	82,198
Israel — 0.6%
Azrieli Group, Ltd.(5)	639	35,500
Bank Hapoalim BM(5)	18,071	121,807
Bank Leumi Le-Israel BM(5)	22,640	109,944
Bezeq The Israeli Telecommunication Corp., Ltd.(5)	33,529	55,654
Check Point Software Technologies, Ltd.†	29,074	3,171,392
Elbit Systems, Ltd.(5)	379	46,791
Frutarom Industries, Ltd.(5)	626	43,790
Israel Chemicals, Ltd.(5)	7,686	36,224
Mizrahi Tefahot Bank, Ltd.(5)	2,321	42,242
NICE, Ltd.(5)	960	76,151
Taro Pharmaceutical Industries, Ltd.†	250	28,015
Teva Pharmaceutical Industries, Ltd. ADR	15,100	501,622
		4,269,132
Italy — 1.6%
Assicurazioni Generali SpA	20,663	340,080
Atlantia SpA	7,510	211,351
Enel SpA	134,622	721,742
Eni SpA	42,296	635,738
Intesa Sanpaolo SpA	1,857,270	5,888,674
Intesa Sanpaolo SpA RSP	15,913	47,182
Leonardo SpA	6,927	115,115
Luxottica Group SpA	2,883	166,781
Mediobanca SpA	9,468	93,432
Moncler SpA	43,758	1,024,553
Poste Italiane SpA*	8,627	59,071
Prysmian SpA	3,504	103,054
Recordati SpA	1,752	71,077
Saipem SpA†	10,104	37,321
Snam SpA	37,959	165,442
Telecom Italia SpA†	188,091	173,581
Telecom Italia SpA RSP	1,245,232	917,346
Terna Rete Elettrica Nazionale SpA	23,678	127,809
UniCredit SpA†	33,192	619,832
UnipolSai Assicurazioni SpA	15,668	34,198
		11,553,379
Japan — 20.2%
ABC-Mart, Inc.	500	29,384
Acom Co., Ltd.†	7,000	31,927
Aeon Co., Ltd.	10,100	153,285
AEON Financial Service Co., Ltd.	1,900	40,171
Aeon Mall Co., Ltd.	1,900	37,367
Air Water, Inc.	2,600	47,712
Aisin Seiki Co., Ltd.	15,100	771,949
Ajinomoto Co., Inc.	8,900	192,006
Alfresa Holdings Corp.	3,000	57,799
Alps Electric Co., Ltd.	3,325	95,781
Amada Holdings Co., Ltd.	5,300	61,164
ANA Holdings, Inc.	19,000	65,949
Aozora Bank, Ltd.	19,000	72,300
Asahi Glass Co., Ltd.	3,400	142,983
Asahi Group Holdings, Ltd.	6,300	236,821
Asahi Kasei Corp.	171,000	1,835,808
Asics Corp.	2,600	48,128
Astellas Pharma, Inc.	215,900	2,638,405
Bandai Namco Holdings, Inc.	3,300	112,372
Bank of Kyoto, Ltd.	5,000	47,122
Benesse Holdings, Inc.	1,200	45,237
Bridgestone Corp.	74,900	3,223,081
Brother Industries, Ltd.	3,800	87,605
Calbee, Inc.	1,400	54,954
Canon, Inc.	17,600	597,125
Casio Computer Co., Ltd.	3,800	58,347
Central Japan Railway Co.	10,800	1,758,151
Chiba Bank, Ltd.	12,000	86,846
Chubu Electric Power Co., Inc.	11,000	145,966
Chugai Pharmaceutical Co., Ltd.	3,800	142,067
Chugoku Bank, Ltd.	2,600	38,835
Chugoku Electric Power Co., Inc.	5,100	56,180
Coca-Cola Bottlers Japan, Inc.	2,038	58,889
Concordia Financial Group, Ltd.	20,400	102,766
Credit Saison Co., Ltd.	46,700	910,956
CyberAgent, Inc.	27,200	842,783
CYBERDYNE, Inc.†	1,685	22,397
Dai Nippon Printing Co., Ltd.	9,000	99,862
Dai-ichi Life Holdings, Inc.	18,000	324,312
Daicel Corp.	5,000	62,103
Daiichi Sankyo Co., Ltd.	9,400	221,221
Daikin Industries, Ltd.	24,800	2,529,060
Daito Trust Construction Co., Ltd.	1,100	171,100
Daiwa House Industry Co., Ltd.	9,500	324,170
Daiwa House REIT Investment Corp.	23	54,578
Daiwa Securities Group, Inc.	27,000	159,827
DeNA Co., Ltd.	1,800	40,265
Denso Corp.	7,800	328,852
Dentsu, Inc.	3,500	167,104
Disco Corp.	500	79,662
Don Quijote Holdings Co., Ltd.	2,100	79,538
East Japan Railway Co.	19,500	1,862,881
Eisai Co., Ltd.	4,400	242,738
Electric Power Development Co., Ltd.	42,000	1,037,350
FamilyMart UNY Holdings Co., Ltd.	1,200	68,602
FANUC Corp.	3,300	635,354

4

Fast Retailing Co., Ltd.	900	299,427
Fuji Electric Co., Ltd.	9,000	47,371
FUJIFILM Holdings Corp.	6,900	247,842
Fujitsu, Ltd.	33,000	242,875
Fukuoka Financial Group, Inc.	12,000	56,973
Hachijuni Bank, Ltd.	6,200	39,303
Hakuhodo DY Holdings, Inc.	3,600	47,723
Hamamatsu Photonics KK	22,400	687,086
Hankyu Hanshin Holdings, Inc.	4,000	143,676
Hikari Tsushin, Inc.	300	31,527
Hino Motors, Ltd.	4,300	47,674
Hirose Electric Co., Ltd.	700	99,702
Hiroshima Bank, Ltd.	10,000	44,276
Hisamitsu Pharmaceutical Co., Inc.	1,000	47,833
Hitachi Chemical Co., Ltd.	1,700	50,633
Hitachi Construction Machinery Co., Ltd.	1,700	42,426
Hitachi High-Technologies Corp.	1,000	38,764
Hitachi Metals, Ltd.	3,700	51,384
Hitachi, Ltd.	81,000	496,478
Honda Motor Co., Ltd.	106,600	2,903,956
Hoshizaki Corp.	900	81,298
Hoya Corp.	6,400	331,907
Hulic Co., Ltd.	5,000	50,989
Idemitsu Kosan Co., Ltd.	1,500	42,543
IHI Corp.†	26,000	88,304
Iida Group Holdings Co., Ltd.	2,600	43,250
Inpex Corp.	16,200	155,699
Isetan Mitsukoshi Holdings, Ltd.	5,600	56,062
Isuzu Motors, Ltd.	9,100	112,137
ITOCHU Corp.	24,800	368,004
J. Front Retailing Co., Ltd.	3,700	56,713
Japan Airlines Co., Ltd.	2,100	64,862
Japan Airport Terminal Co., Ltd.	700	26,730
Japan Exchange Group, Inc.	8,800	159,218
Japan Post Bank Co., Ltd.	6,900	88,217
Japan Post Holdings Co., Ltd.	7,700	95,433
Japan Prime Realty Investment Corp.	15	51,945
Japan Real Estate Investment Corp.	20	99,400
Japan Retail Fund Investment Corp.	40	73,794
Japan Tobacco, Inc.	18,200	638,679
JFE Holdings, Inc.	8,400	145,670
JGC Corp.	3,400	55,077
JSR Corp.	3,000	51,665
JTEKT Corp.	3,500	51,096
JXTG Holdings, Inc.	50,850	221,846
Kajima Corp.	15,000	126,428
Kakaku.com, Inc.	35,600	510,538
Kamigumi Co., Ltd.	4,000	41,894
Kaneka Corp.	5,000	38,053
Kansai Electric Power Co., Inc.	12,000	165,050
Kansai Paint Co., Ltd.	3,600	82,738
Kao Corp.	8,300	492,355
Kawasaki Heavy Industries, Ltd.	23,000	67,891
KDDI Corp.	168,500	4,456,879
Keihan Holdings Co., Ltd.	8,000	50,785
Keikyu Corp.	9,000	108,264
Keio Corp.	10,000	83,574
Keisei Electric Railway Co., Ltd.	2,200	58,680
Keyence Corp.	7,200	3,158,462
Kikkoman Corp.	3,000	95,755
Kintetsu Group Holdings Co., Ltd.	30,000	115,492
Kirin Holdings Co., Ltd.	82,300	1,674,903
Kobe Steel, Ltd.†	5,200	53,352
Koito Manufacturing Co., Ltd.	10,300	529,309
Komatsu, Ltd.	15,200	385,760
Konami Holdings Corp.	1,600	88,766
Konica Minolta, Inc.	7,700	63,804
Kose Corp.	540	58,909
Kubota Corp.	173,400	2,909,913
Kuraray Co., Ltd.	5,700	103,282
Kurita Water Industries, Ltd.	1,600	43,530
Kyocera Corp.	5,400	312,357
Kyowa Hakko Kirin Co., Ltd.	4,200	77,932
Kyushu Electric Power Co., Inc.	7,200	87,315
Kyushu Financial Group, Inc.	5,800	36,561
Kyushu Railway Co.	2,700	87,499
Lawson, Inc.	800	55,906
LINE Corp.†	700	24,116
Lion Corp.	4,000	82,721
LIXIL Group Corp.	4,400	109,888
M3, Inc.	3,300	90,807
Mabuchi Motor Co., Ltd.	800	39,760
Makita Corp.	3,800	140,378
Marubeni Corp.	27,400	176,812
Marui Group Co., Ltd.	3,500	51,531
Maruichi Steel Tube, Ltd.	1,000	29,029
Mazda Motor Corp.	9,500	132,438
McDonald’s Holdings Co. Japan, Ltd.	1,900	72,807
Mebuki Financial Group, Inc.	15,400	57,232
Medipal Holdings Corp.	2,700	49,883
MEIJI Holdings Co., Ltd.	2,000	161,992
Minebea Mitsumi, Inc.	6,200	99,498
Miraca Holdings, Inc.	20,100	902,467
MISUMI Group, Inc.	4,500	102,663
Mitsubishi Chemical Holdings Corp.	23,100	191,023
Mitsubishi Corp.	83,100	1,740,685
Mitsubishi Electric Corp.	254,100	3,649,687
Mitsubishi Estate Co., Ltd.	20,000	372,260
Mitsubishi Gas Chemical Co., Inc.	2,600	54,901
Mitsubishi Heavy Industries, Ltd.	53,000	216,665
Mitsubishi Materials Corp.	1,800	54,412
Mitsubishi Motors Corp.	11,000	72,372
Mitsubishi Tanabe Pharma Corp.	3,800	87,707
Mitsubishi UFJ Financial Group, Inc.	593,800	3,984,888
Mitsubishi UFJ Lease & Finance Co., Ltd.	170,400	930,212
Mitsui & Co., Ltd.	28,400	405,390
Mitsui Chemicals, Inc.	16,000	84,641
Mitsui Fudosan Co., Ltd.	56,400	1,344,123
Mitsui OSK Lines, Ltd.	18,000	52,812
Mixi, Inc.	700	38,898
Mizuho Financial Group, Inc.	399,300	729,195
MS&AD Insurance Group Holdings, Inc.	7,800	261,722
Murata Manufacturing Co., Ltd.	3,200	485,655
Nabtesco Corp.	1,900	55,154

5

Nagoya Railroad Co., Ltd.	15,000	69,882
NEC Corp.	43,000	113,928
Nexon Co., Ltd.†	3,200	63,161
NGK Insulators, Ltd.	4,400	87,589
NGK Spark Plug Co., Ltd.	3,000	63,721
NH Foods, Ltd.	2,000	60,725
Nidec Corp.	3,900	399,102
Nikon Corp.	5,700	91,018
Nintendo Co., Ltd.	1,900	636,515
Nippon Building Fund, Inc.	23	117,377
Nippon Electric Glass Co., Ltd.	1,600	58,111
Nippon Express Co., Ltd.	13,000	81,254
Nippon Paint Holdings Co., Ltd.	2,600	98,244
Nippon Prologis REIT, Inc.	24	51,083
Nippon Steel & Sumitomo Metal Corp.	12,500	282,063
Nippon Telegraph & Telephone Corp.	98,800	4,664,397
Nippon Yusen KK†	26,000	48,313
Nissan Chemical Industries, Ltd.	2,000	65,970
Nissan Motor Co., Ltd.	38,700	384,677
Nisshin Seifun Group, Inc.	3,500	57,413
Nissin Foods Holdings Co., Ltd.	900	56,172
Nitori Holdings Co., Ltd.	1,300	173,834
Nitto Denko Corp.	2,700	221,809
NOK Corp.	1,600	33,771
Nomura Holdings, Inc.	60,900	364,615
Nomura Real Estate Holdings, Inc.	2,300	45,070
Nomura Real Estate Master Fund, Inc.	59	80,625
Nomura Research Institute, Ltd.	2,300	90,487
NSK, Ltd.	6,400	79,833
NTT Data Corp.	10,000	111,136
NTT DOCOMO, Inc.	22,800	537,591
Obayashi Corp.	10,600	124,495
OBIC Co., Ltd.	1,000	61,347
Odakyu Electric Railway Co., Ltd.	4,800	96,704
Oji Holdings Corp.	13,000	67,037
Olympus Corp.	4,800	174,972
Omron Corp.	28,900	1,252,612
Ono Pharmaceutical Co., Ltd.	6,800	148,182
Oracle Corp. Japan	600	38,889
Oriental Land Co., Ltd.	3,600	243,510
ORIX Corp.	180,100	2,786,166
Osaka Gas Co., Ltd.	31,000	126,646
Otsuka Corp.	800	49,575
Otsuka Holdings Co., Ltd.	6,500	276,817
Panasonic Corp.	172,900	2,342,739
Park24 Co., Ltd.	1,600	40,628
Pola Orbis Holdings, Inc.	27,544	725,364
Rakuten, Inc.	15,900	186,884
Recruit Holdings Co., Ltd.	235,200	4,037,975
Renesas Electronics Corp.†	65,100	566,641
Resona Holdings, Inc.	37,900	208,412
Ricoh Co., Ltd.	11,200	98,781
Rinnai Corp.	600	55,852
Rohm Co., Ltd.	1,500	115,092
Ryohin Keikaku Co., Ltd.	420	104,818
Sankyo Co., Ltd.	800	27,099
Santen Pharmaceutical Co., Ltd.	144,400	1,956,573
SBI Holdings, Inc.	3,700	50,068
Secom Co., Ltd.	3,500	265,281
Sega Sammy Holdings, Inc.	3,200	43,018
Seibu Holdings, Inc.	2,800	51,706
Seiko Epson Corp.	4,800	106,648
Sekisui Chemical Co., Ltd.	173,900	3,109,250
Sekisui House, Ltd.	88,200	1,552,273
Seven & i Holdings Co., Ltd.	54,300	2,234,278
Seven Bank, Ltd.	10,100	36,099
Sharp Corp.†	25,000	92,687
Shimadzu Corp.	4,100	77,936
Shimamura Co., Ltd.	400	48,935
Shimano, Inc.	1,300	205,503
Shimizu Corp.	10,000	105,890
Shin-Etsu Chemical Co., Ltd.	6,500	588,597
Shinsei Bank, Ltd.	31,000	54,021
Shionogi & Co., Ltd.	5,000	278,240
Shiseido Co., Ltd.	38,600	1,370,690
Shizuoka Bank, Ltd.	8,000	72,194
Showa Shell Sekiyu KK	3,200	29,646
SMC Corp.	11,700	3,552,389
SoftBank Group Corp.	27,900	2,256,557
Sohgo Security Services Co., Ltd.	1,100	49,487
Sompo Holdings, Inc.	5,800	223,749
Sony Corp.	40,000	1,524,250
Sony Financial Holdings, Inc.	2,800	47,648
Stanley Electric Co., Ltd.	2,300	69,322
Start Today Co., Ltd.	2,930	72,029
Subaru Corp.	70,700	2,379,819
Sumitomo Chemical Co., Ltd.	26,000	149,331
Sumitomo Corp.	181,000	2,352,718
Sumitomo Dainippon Pharma Co., Ltd.	2,600	35,437
Sumitomo Electric Industries, Ltd.	12,500	192,265
Sumitomo Heavy Industries, Ltd.	9,000	59,293
Sumitomo Metal Mining Co., Ltd.	9,000	120,067
Sumitomo Mitsui Financial Group, Inc.	70,900	2,760,357
Sumitomo Mitsui Trust Holdings, Inc.	48,000	1,715,154
Sumitomo Realty & Development Co., Ltd.	6,000	184,841
Sumitomo Rubber Industries, Ltd.	41,200	694,512
Sundrug Co., Ltd.	1,396	52,005
Suntory Beverage & Food, Ltd.	40,200	1,865,695
Suruga Bank, Ltd.	2,600	62,922
Suzuken Co., Ltd.	1,100	36,479
Suzuki Motor Corp.	81,700	3,871,625
Sysmex Corp.	2,500	149,144
T&D Holdings, Inc.	9,000	136,790
Taiheiyo Cement Corp.	19,000	69,091
Taisei Corp.	17,000	155,074
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,610
Taiyo Nippon Sanso Corp.	2,600	29,150
Takashimaya Co., Ltd.	5,000	47,522
Takeda Pharmaceutical Co., Ltd.	11,800	598,944
TDK Corp.	2,100	137,977
Teijin, Ltd.	3,000	57,639
Terumo Corp.	5,300	208,513
THK Co., Ltd.	59,400	1,679,413

6

Tobu Railway Co., Ltd.	16,000	87,202
Toho Co., Ltd.	1,800	55,372
Toho Gas Co., Ltd.	7,000	50,909
Tohoku Electric Power Co., Inc.	7,600	105,072
Tokio Marine Holdings, Inc.	70,800	2,927,680
Tokyo Electric Power Co. Holdings, Inc.†	25,100	103,323
Tokyo Electron, Ltd.	16,500	2,223,961
Tokyo Gas Co., Ltd.	32,000	166,238
Tokyo Tatemono Co., Ltd.	3,100	40,571
Tokyu Corp.	18,000	137,150
Tokyu Fudosan Holdings Corp.	8,200	48,409
Toppan Printing Co., Ltd.	9,000	98,582
Toray Industries, Inc.	24,000	200,642
Toshiba Corp.†	68,000	164,324
Tosoh Corp.	51,000	521,903
TOTO, Ltd.	2,300	87,726
Toyo Seikan Group Holdings, Ltd.	2,600	43,828
Toyo Suisan Kaisha, Ltd.	1,500	57,413
Toyoda Gosei Co., Ltd.	1,200	28,582
Toyota Industries Corp.	2,600	136,617
Toyota Motor Corp.	75,800	3,971,455
Toyota Tsusho Corp.	3,400	101,720
Trend Micro, Inc.	2,000	102,956
Tsuruha Holdings, Inc.	687	72,869
Unicharm Corp.	6,700	168,103
United Urban Investment Corp.	49	69,922
USS Co., Ltd.	3,700	73,457
West Japan Railway Co.	2,700	190,506
Yahoo Japan Corp.	248,500	1,080,387
Yakult Honsha Co., Ltd.	1,500	102,023
Yamada Denki Co., Ltd.	11,400	56,557
Yamaguchi Financial Group, Inc.	3,000	36,195
Yamaha Corp.	2,700	93,141
Yamaha Motor Co., Ltd.	4,600	118,522
Yamato Holdings Co., Ltd.	5,800	117,495
Yamazaki Baking Co., Ltd.	1,800	35,832
Yaskawa Electric Corp.	4,000	84,677
Yokogawa Electric Corp.	3,600	57,645
Yokohama Rubber Co., Ltd.	1,800	36,088
		142,749,152
Jersey — 0.8%
Experian PLC	15,921	326,597
Glencore PLC	201,697	754,475
Petrofac, Ltd.	4,443	25,578
Randgold Resources, Ltd.	1,508	133,657
Shire PLC	14,904	822,668
Shire PLC ADR	7,600	1,256,052
Wolseley PLC	4,230	259,656
WPP PLC	113,215	2,379,953
		5,958,636
Luxembourg — 0.8%
ArcelorMittal†	11,016	249,877
Eurofins Scientific SE	182	102,512
Millicom International Cellular SA SDR	1,126	66,507
RTL Group SA	645	48,702
Samsonite International SA	680,700	2,842,262
SES SA FDR	6,012	140,937
Tenaris SA	137,233	2,139,509
		5,590,306
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	119,300	32,495
Mexico — 0.2%
America Movil SAB de CV, Series L ADR	46,600	741,872
Grupo Financiero Banorte SAB de CV, Class O	152,890	970,055
		1,711,927
Netherlands — 3.1%
Aalberts Industries NV	42,114	1,676,783
ABN AMRO Group NV CVA*	70,738	1,875,214
Aegon NV	28,949	147,830
AerCap Holdings NV†	2,527	117,329
Airbus SE	9,553	785,589
Akzo Nobel NV	4,112	357,358
Altice NV, Class A†	6,193	142,881
Altice NV, Class B†	1,491	34,408
ASML Holding NV	28,790	3,751,892
Boskalis Westminster NV	1,474	47,871
CNH Industrial NV	16,836	190,658
EXOR NV	1,695	91,744
Ferrari NV	2,037	174,841
Fiat Chrysler Automobiles NV†	17,744	187,058
Gemalto NV	1,356	81,387
Heineken Holding NV	1,741	159,576
Heineken NV	3,837	373,076
ING Groep NV	240,269	4,143,790
Koninklijke Ahold Delhaize NV	21,110	403,615
Koninklijke DSM NV	2,940	213,698
Koninklijke KPN NV	56,859	181,901
Koninklijke Philips NV	93,331	3,314,664
Koninklijke Vopak NV	1,205	55,877
Mobileye NV†	3,218	202,090
NN Group NV	5,221	185,574
NXP Semiconductors NV†	5,686	622,333
QIAGEN NV†	3,567	118,657
Randstad Holding NV	1,978	115,489
RELX NV	16,077	330,522
STMicroelectronics NV	10,959	157,336
Unilever NV CVA	26,968	1,488,328
Wolters Kluwer NV	5,028	212,854
		21,942,223
New Zealand — 0.1%
Auckland International Airport, Ltd.	15,703	82,046
Contact Energy, Ltd.	12,192	46,548
Fletcher Building, Ltd.	11,814	69,172
Mercury NZ, Ltd.	11,874	28,888
Meridian Energy, Ltd.	21,699	46,272
Ryman Healthcare, Ltd.	6,611	40,161
Spark New Zealand, Ltd.	31,975	88,570
		401,657

7

Norway — 1.5%
DNB ASA	324,901	5,526,090
Gjensidige Forsikring ASA	3,390	57,862
Marine Harvest ASA†	6,378	109,168
Norsk Hydro ASA	395,828	2,194,211
Orkla ASA	14,056	142,854
Schibsted ASA, Class A	1,278	30,860
Schibsted ASA, Class B	1,493	32,994
Statoil ASA	72,844	1,207,559
Storebrand ASA	194,312	1,340,604
Telenor ASA	12,432	206,238
Yara International ASA	3,089	116,031
		10,964,471
Papua New Guinea — 0.0%
Oil Search, Ltd.	23,015	120,641
Portugal — 0.0%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP - Energias de Portugal SA	39,792	130,119
Galp Energia SGPS SA	8,288	125,474
Jeronimo Martins SGPS SA	4,310	84,128
		339,721
Singapore — 1.7%
Ascendas Real Estate Investment Trust	40,000	75,831
Broadcom, Ltd.	9,000	2,097,450
CapitaLand Commercial Trust	35,300	42,562
CapitaLand Mall Trust	40,700	58,386
CapitaLand, Ltd.	43,300	110,078
City Developments, Ltd.	6,200	48,321
ComfortDelGro Corp., Ltd.	33,500	55,965
DBS Group Holdings, Ltd.	157,900	2,378,679
Global Logistic Properties, Ltd.	44,200	91,819
Hutchison Port Holdings Trust	95,500	41,065
Jardine Cycle & Carriage, Ltd.	1,800	57,984
Keppel Corp., Ltd.	25,200	115,132
Oversea-Chinese Banking Corp., Ltd.	358,400	2,808,888
SATS, Ltd.	10,800	40,086
Sembcorp Industries, Ltd.	132,800	297,094
Singapore Airlines, Ltd.	8,700	63,951
Singapore Exchange, Ltd.	14,100	75,173
Singapore Press Holdings, Ltd.	24,700	57,949
Singapore Technologies Engineering, Ltd.	24,700	66,022
Singapore Telecommunications, Ltd.	133,080	376,017
StarHub, Ltd.	8,800	17,386
Suntec Real Estate Investment Trust	41,500	56,368
United Overseas Bank, Ltd.	86,300	1,449,251
UOL Group, Ltd.	8,000	44,394
Wilmar International, Ltd.	542,900	1,321,020
Yangzijiang Shipbuilding Holdings, Ltd.	34,500	29,820
		11,876,691
South Korea — 0.9%
KT Corp.	30,387	865,810
NAVER Corp.	2,908	2,129,882
Samsung Electronics Co., Ltd.	1,554	3,228,473
		6,224,165
Spain — 2.3%
Abertis Infraestructuras SA	11,372	210,674
ACS Actividades de Construccion y Servicios SA	3,874	149,665
Aena SA*	1,155	225,382
Amadeus IT Group SA	7,370	440,664
Banco Bilbao Vizcaya Argentaria SA	463,351	3,844,756
Banco de Sabadell SA	88,264	179,342
Banco Santander SA	241,934	1,600,473
Bankia SA	16,702	80,730
Bankinter SA	11,538	106,281
CaixaBank SA	59,195	282,608
Distribuidora Internacional de Alimentacion SA	10,599	65,988
Enagas SA	3,718	104,252
Endesa SA	5,374	123,802
Ferrovial SA	7,991	177,382
Gamesa Corp. Tecnologica SA	3,964	84,641
Gas Natural SDG SA	5,992	140,229
Grifols SA	5,133	142,961
Iberdrola SA	96,225	761,960
Industria de Diseno Textil SA	76,087	2,920,801
International Consolidated Airlines Group SA	10,535	83,614
Mapfre SA	15,969	55,775
Red Electrica Corp. SA	113,969	2,381,454
Repsol SA	20,350	311,453
Telefonica SA	204,425	2,110,228
		16,585,115
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	43,500	40,115
Sweden — 2.8%
Alfa Laval AB	4,871	99,678
ASSA ABLOY AB, Class B	141,487	3,108,626
Atlas Copco AB, Class A	11,162	427,947
Atlas Copco AB, Class B	6,695	231,334
Boliden AB	4,691	128,012
Electrolux AB, Series B	4,148	135,941
Elekta AB, Series B	256,777	2,433,754
Essity AB, Class B†	10,131	277,185
Getinge AB, Class B	3,450	67,528
Hennes & Mauritz AB, Class B	15,938	397,093
Hexagon AB, Class B	4,401	209,218
Husqvarna AB, Class B	7,019	69,734
ICA Gruppen AB	1,328	49,433
Industrivarden AB, Class C	2,820	67,616
Investor AB, Class B	7,584	365,485
Kinnevik AB, Class B	4,045	123,827
L E Lundbergforetagen AB	596	47,045
Lundin Petroleum AB†	3,107	59,782
Nordea Bank AB	240,966	3,066,169
Sandvik AB	18,682	293,822

8

Securitas AB, Class B	5,317	89,619
Skandinaviska Enskilda Banken AB, Class A	25,109	303,703
Skanska AB, Class B	5,650	134,062
SKF AB, Class B	119,635	2,424,026
Svenska Handelsbanken AB, Class A	183,985	2,633,755
Swedbank AB, Class A	15,180	369,919
Swedish Match AB	3,223	113,507
Tele2 AB, Class B	5,386	56,387
Telefonaktiebolaget LM Ericsson, Class B	156,642	1,120,239
Telia Co AB	43,442	200,021
Volvo AB, Class B	25,604	436,423
		19,540,890
Switzerland — 8.1%
ABB, Ltd.	114,257	2,821,572
Adecco Group AG†	2,781	211,425
Baloise Holding AG	817	126,269
Barry Callebaut AG†	38	52,231
Chocoladefabriken Lindt & Spruengli AG†	4	278,861
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	18	104,370
Cie Financiere Richemont SA	8,666	713,958
Coca-Cola HBC AG	3,015	88,669
Credit Suisse Group AG	38,885	562,046
Dufry AG†	572	93,713
EMS-Chemie Holding AG	141	103,960
GAM Holding AG	52,383	701,973
Geberit AG	629	293,345
Givaudan SA	153	306,032
Julius Baer Group, Ltd.	3,702	194,771
Kuehne & Nagel International AG	925	154,344
LafargeHolcim, Ltd.	7,546	432,032
Lonza Group AG	17,342	3,749,084
Nestle SA	202,108	17,588,813
Novartis AG	91,034	7,575,882
Pargesa Holding SA	532	40,473
Partners Group Holding AG†	573	355,249
Roche Holding AG	45,081	11,480,634
Schindler Holding AG (Participation Certificate)(SIX)	10,599	2,242,713
Schindler Holding AG (AQXE)	339	70,282
SGS SA	90	217,937
Sika AG	35	224,841
Sonova Holding AG	3,941	639,914
Straumann Holding AG	158	89,883
Swatch Group AG (TRQX)	864	63,117
Swatch Group AG (XEGT)	513	189,439
Swiss Life Holding AG	549	185,271
Swiss Prime Site AG	1,083	98,372
Swiss Re AG	5,349	488,935
Swisscom AG	440	212,314
UBS Group AG	60,829	1,030,204
Vifor Pharma AG	807	88,956
Zurich Insurance Group AG	12,228	3,559,114
		57,430,998
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	416,000	2,851,282
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,671	2,435,698
		5,286,980
United Kingdom — 15.9%
3i Group PLC	16,767	197,090
Aberdeen Asset Management PLC	15,863	62,396
Admiral Group PLC	3,362	87,708
Anglo American PLC†	22,077	294,443
Antofagasta PLC	234,286	2,439,640
Ashtead Group PLC	8,627	178,544
Associated British Foods PLC	5,904	225,769
AstraZeneca PLC	20,966	1,402,223
Auto Trader Group PLC*	16,711	82,708
Aviva PLC	762,664	5,224,924
Babcock International Group PLC	4,232	48,533
BAE Systems PLC	302,611	2,496,849
Barclays PLC	279,411	737,845
Barclays PLC ADR	38,200	404,538
Barratt Developments PLC	16,894	123,990
Berkeley Group Holdings PLC	2,160	90,785
BHP Billiton PLC	208,869	3,199,206
BP PLC	324,439	1,871,120
British American Tobacco PLC	30,901	2,106,528
British Land Co. PLC	16,689	131,615
BT Group PLC	140,710	540,182
Bunzl PLC	5,696	169,741
Burberry Group PLC	181,380	3,923,918
Capita PLC	11,360	102,313
Carnival PLC	3,152	208,550
Centrica PLC	89,944	234,529
Close Brothers Group PLC	15,537	305,364
Cobham PLC	39,525	66,717
Coca-Cola European Partners PLC	3,583	145,482
Compass Group PLC	108,279	2,284,649
ConvaTec Group PLC†*	19,462	80,912
Croda International PLC	2,262	114,458
Diageo PLC	226,898	6,703,944
Direct Line Insurance Group PLC	358,059	1,657,421
Dixons Carphone PLC	16,788	62,011
easyJet PLC	2,730	48,322
Fresnillo PLC	3,837	74,263
G4S PLC	26,724	113,609
GKN PLC	261,535	1,110,474
GlaxoSmithKline PLC	81,300	1,731,817
GlaxoSmithKline PLC ADR	49,700	2,143,064
Great Portland Estates PLC	64,939	504,941
Hammerson PLC	13,644	102,092
Hargreaves Lansdown PLC	4,058	68,815
Hikma Pharmaceuticals PLC	2,395	45,855
HSBC Holdings PLC	329,311	3,052,560
IMI PLC	4,706	73,245
Imperial Brands PLC	15,918	714,957
Inmarsat PLC	7,268	72,842

9

InterContinental Hotels Group PLC	2,970	165,059
Intertek Group PLC	2,789	153,184
Intu Properties PLC	15,710	55,062
Investec PLC	10,834	80,925
ITV PLC	60,124	142,052
J Sainsbury PLC	26,748	87,687
Johnson Matthey PLC	3,191	119,322
Kingfisher PLC	528,665	2,070,499
Land Securities Group PLC	13,510	178,248
Legal & General Group PLC	99,871	335,989
Liberty Global PLC, Class A†	23,073	741,105
Lloyds Banking Group PLC	6,541,899	5,636,307
London Stock Exchange Group PLC	5,324	252,822
Marks & Spencer Group PLC	27,933	121,259
Mediclinic International PLC	6,104	58,950
Meggitt PLC	283,017	1,757,927
Merlin Entertainments PLC*	11,235	70,312
Mondi PLC	6,250	163,946
National Grid PLC	196,658	2,437,913
Next PLC	2,386	119,831
Old Mutual PLC	81,884	206,261
Pearson PLC	14,033	126,387
Persimmon PLC	63,049	1,841,089
Provident Financial PLC	2,454	77,764
Prudential PLC	278,074	6,377,944
Reckitt Benckiser Group PLC	49,467	5,015,097
RELX PLC	17,937	387,810
Rio Tinto PLC	20,560	868,155
Rolls-Royce Holdings PLC	27,469	318,773
Rolls-Royce Holdings PLC, Class C† (Preference Shares)	6,347,999	8,268
Royal Bank of Scotland Group PLC	58,411	188,063
Royal Dutch Shell PLC, Class A (TRQX)	73,377	1,944,846
Royal Dutch Shell PLC, Class A (CHIX)	187,927	4,987,178
Royal Dutch Shell PLC, Class B	62,089	1,667,898
Royal Dutch Shell PLC, Class B ADR	33,600	1,828,848
Royal Mail PLC	15,071	82,678
RSA Insurance Group PLC	199,620	1,600,269
Sage Group PLC	18,365	164,566
Schroders PLC	2,163	87,446
Segro PLC	16,339	104,105
Severn Trent PLC	4,087	116,150
Sky PLC	67,605	875,238
Smith & Nephew PLC	14,923	257,533
Smiths Group PLC	6,832	142,106
SSE PLC	57,773	1,093,331
St James’s Place PLC	8,859	136,384
Standard Chartered PLC†	161,719	1,637,023
Standard Life PLC	33,590	174,603
Tate & Lyle PLC	8,107	69,900
Taylor Wimpey PLC	55,379	127,090
Tesco PLC†	135,301	297,464
Travis Perkins PLC	4,246	80,464
Unilever PLC	150,400	8,139,164
United Utilities Group PLC	11,655	131,687
Vodafone Group PLC	1,234,087	3,499,975
Vodafone Group PLC ADR	98,200	2,821,286
Weir Group PLC	3,663	82,584
Whitbread PLC	35,156	1,816,446
WM Morrison Supermarkets PLC	35,710	112,183
Worldpay Group PLC*	33,029	135,423
		112,241,379
United States — 0.8%
Autoliv, Inc. SDR	10,871	1,192,304
Philip Morris International, Inc.	15,944	1,872,623
Priceline Group, Inc.†	1,250	2,338,150
		5,403,077
Total Common Stocks (cost $624,028,080)		692,334,037
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE ETF Index Fund (cost $5,249,692)	83,241	5,427,313
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA† Expires 07/17/2017 (cost $3,253)	3,874	3,098
Total Long-Term Investment Securities (cost $629,281,025)		697,764,448

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(3)	1,305,237	1,305,237
T. Rowe Price Government Reserve Fund 0.99%(3)	1,212	1,212
Total Short-Term Investment Securities (cost $1,306,449)		1,306,449
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $2,242,022 collateralized by $2,200,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $2,288,711 (cost $2,242,000)	$2,242,000	2,242,000
TOTAL INVESTMENTS (cost $632,829,474)(4)	99.1%	701,312,897
Other assets less liabilities	0.9	6,667,820
NET ASSETS	100.0%	$707,980,717

10

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $6,261,838 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At June 30, 2017 the aggregate value of these securities was $1,867 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of June 30, 2017.
(4)	See Note 4 for cost of investments on a tax basis.
(5)

Security was valued using fair value procedures at June 30, 2017. The aggregate value of these securities was $1,832,899 representing 0.26% of net assets. Securities are classified as Level 2 based on the securities valuation inputs.

See Note 1 regarding fair value pricing for foreign equity securities.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
54	Long	E-Mini MSCI EAFE Index	September 2017	$5,110,922	$5,101,920	$(9,002)

Industry Allocation*

Banks-Commercial	10.5%
Medical-Drugs	7.9
Diversified Banking Institutions	4.4
Telephone-Integrated	3.7
Food-Misc./Diversified	3.6
Insurance-Life/Health	3.6
Auto-Cars/Light Trucks	3.4
Oil Companies-Integrated	2.9
Cosmetics & Toiletries	2.2
Chemicals-Diversified	2.2
Insurance-Multi-line	2.0
Machinery-Electrical	1.8
Rubber-Tires	1.3
Chemicals-Specialty	1.2
Cellular Telecom	1.2
Diversified Manufacturing Operations	1.1
Beverages-Wine/Spirits	1.1
Building-Residential/Commercial	1.1
Electronic Components-Misc.	1.0
Semiconductor Components-Integrated Circuits	0.9
Electronic Components-Semiconductors	0.9
Diversified Minerals	0.9
Insurance-Property/Casualty	0.9
Import/Export	0.9
Semiconductor Equipment	0.8
Diversified Operations	0.8
Dialysis Centers	0.8
Soap & Cleaning Preparation	0.8
Tobacco	0.8
Industrial Gases	0.8
Exchange-Traded Funds	0.8
Apparel Manufacturers	0.8
Auto/Truck Parts & Equipment-Original	0.8
Aerospace/Defense	0.8
Real Estate Investment Trusts	0.7
Electric-Integrated	0.7
Enterprise Software/Service	0.7
Food-Retail	0.7
Retail-Apparel/Shoe	0.7
Brewery	0.7
Transport-Rail	0.6
Human Resources	0.6
Web Portals/ISP	0.6
E-Commerce/Products	0.6
Textile-Apparel	0.6
Metal-Diversified	0.6
Medical-Biomedical/Gene	0.6
Finance-Leasing Companies	0.6
Investment Management/Advisor Services	0.6
Audio/Video Products	0.5
Internet Application Software	0.5
Power Converter/Supply Equipment	0.5
Electric-Generation	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Computer Data Security	0.5
Electronic Measurement Instruments	0.5
Real Estate Operations & Development	0.4
Gas-Distribution	0.4
Athletic Footwear	0.4
Machinery-Farming	0.4
Electronic Security Devices	0.4
Medical Instruments	0.4

11

Consumer Products-Misc.	0.4
Building Products-Air & Heating	0.4
Electric Products-Misc.	0.4
Electric-Transmission	0.4
Metal Processors & Fabrication	0.4
Diversified Operations/Commercial Services	0.4
Metal-Copper	0.4
Optical Supplies	0.4
Machinery-General Industrial	0.3
Food-Catering	0.3
E-Commerce/Services	0.3
Advertising Agencies	0.3
Metal-Aluminum	0.3
Repurchase Agreements	0.3
Beverages-Non-alcoholic	0.3
Hotels/Motels	0.3
Steel Pipe & Tube	0.3
Oil Refining & Marketing	0.3
Retail-Major Department Stores	0.3
Wireless Equipment	0.3
Machine Tools & Related Products	0.3
Retail-Building Products	0.3
Computer Services	0.3
Cable/Satellite TV	0.2
Paper & Related Products	0.2
Containers-Paper/Plastic	0.2
Medical Products	0.2
Finance-Other Services	0.2
Building & Construction Products-Misc.	0.2
Satellite Telecom	0.2
Agricultural Chemicals	0.2
Registered Investment Companies	0.2
Transport-Marine	0.2
Real Estate Management/Services	0.2
Commercial Services	0.2
Energy-Alternate Sources	0.2
Networking Products	0.2
Steel-Producers	0.2
Machinery-Construction & Mining	0.2
Telecom Services	0.2
Finance-Investment Banker/Broker	0.2
Gold Mining	0.1
Transport-Services	0.1
Retail-Jewelry	0.1
Building-Heavy Construction	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1
Medical Labs & Testing Services	0.1
Engineering/R&D Services	0.1
E-Marketing/Info	0.1
Internet Content-Entertainment	0.1
Public Thoroughfares	0.1
Office Automation & Equipment	0.1
Investment Companies	0.1
Toys	0.1
Internet Content-Information/News	0.1
Oil Companies-Exploration & Production	0.1
Instruments-Scientific	0.1
Industrial Automated/Robotic	0.1
Auto-Heavy Duty Trucks	0.1
Multimedia	0.1
Computers-Integrated Systems	0.1
Medical-Generic Drugs	0.1
Security Services	0.1
Electronics-Military	0.1
Transactional Software	0.1
Food-Confectionery	0.1
Photo Equipment & Supplies	0.1
Advertising Sales	0.1
Shipbuilding	0.1
Commercial Services-Finance	0.1
Resorts/Theme Parks	0.1
99.1%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$35,162,238	$—		$1,867	$35,164,105
Portugal	339,721	—		0	339,721
United Kingdom	112,233,111	8,268		—	112,241,379
Other Countries	542,755,933	1,832,899	#	—	544,588,832
Exchange-Traded Funds .	5,427,313	—		—	5,427,313
Rights	3,098	—		—	3,098
Short-Term Investment Securities	1,306,449	—		—	1,306,449
Repurchase Agreements	—	2,242,000		—	2,242,000
Total Investments at Value	$697,227,863	$4,083,167		$1,867	$701,312,897

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,002	$—		$—	$9,002

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

#  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Notes 1).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
ASSET BACKED SECURITIES — 13.1%
Diversified Financial Services — 13.1%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 1.72% due 01/25/2036(1)	$148,621	$138,640
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 1.76% due 11/25/2035(1)	204,046	190,949
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	225,703	197,547
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.53% due 12/15/2021	145,000	145,623
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 1.41% due 09/25/2046(1)	180,574	151,114
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.67% due 10/25/2046(1)	66,934	56,797
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.61% due 07/27/2026*(2)	1,190,000	1,192,763
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.46% due 01/15/2029*(2)	841,716	848,793
Angel Oak Mtg. Trust LLC VRS Series 2017-2, ClassA1 2.48% due 07/25/2047*(1)	910,000	909,989
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)	309,298	309,935
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.19% due 01/19/2025*(2)	795,000	794,603
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.59% due 07/18/2027*(2)	1,500,000	1,502,495
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 2.49% due 01/16/2027*(2)	1,305,000	1,306,557
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class AR 2.41% due 10/15/2026*(2)	1,705,000	1,705,090
Atlas Senior Loan Fund, Ltd. FRS Series 2014-1A, Class AR 2.59% due 07/16/2026*(2)	542,000	542,857
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.70% due 12/05/2032*(3)	1,425,000	1,495,592
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.28% due 01/18/2025*(2)	1,505,000	1,505,290
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.26% due 04/25/2026*(2)	1,205,000	1,206,110
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,551
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 2.31% due 07/20/2025*(2)	295,000	294,999
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 2.45% due 07/20/2030*(2)	995,000	994,503
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.28% due 01/25/2037(1)	16,330	12,213
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 1.44% due 02/20/2047(1)	436,545	410,678
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(3)	837,000	871,728
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*	1,004,149	1,029,815
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*	1,190,000	1,225,436
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*	846,421	883,731
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*	1,621,223	1,693,195
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,182,559
BCAP LLC Trust FRS Series 2006-AA2, Class A1 1.39% due 01/25/2037(1)	23,821	20,704
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.70% due 02/25/2036(1)	69,541	63,417
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.72% due 01/25/2036(1)	209,628	209,497
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 1.74% due 11/25/2035(1)	95,041	94,560
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.40% due 10/25/2036(1)	103,390	91,467
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.42% due 02/25/2037(1)	222,027	201,110
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 2.65% due 01/15/2029*(2)	680,000	681,614
Bluemountain CLO, Ltd. FRS Series 2013-4A, Class AR 2.17% due 04/15/2025*(2)	1,800,000	1,799,095
BlueMountain CLO, Ltd. FRS Series 2014-1, Class A1R 2.43% due 04/30/2026*(2)	1,320,000	1,333,076

BlueMountain CLO, Ltd. FRS Series 2014-4A, Class A1R 2.55% due 11/30/2026*(2)	1,774,000	1,774,545
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 2.64% due 10/20/2027*(2)	2,115,000	2,117,934
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	100,000	100,337
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.64% due 04/27/2027*(2)	1,355,000	1,367,183
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	160,000	157,927
Cent CLO LP FRS Series 2014-21A, Class A1AR 2.25% due 07/27/2026*(2)	810,000	810,069
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.26% due 01/25/2026*(2)	1,495,000	1,494,244
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(3)	369,559	370,278
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	219,000	217,588
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.21% due 12/25/2035(1)	200,092	193,595
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	306,737
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)	299,655	303,871
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.17% due 09/25/2047(1)	272,678	253,569
CHL Mtg. Pass-Through Trust VRS Series 2007-HY1, Class 1A1 3.55% due 04/25/2037(1)	1	1
CIFC Funding, Ltd. FRS Series 2014-1A, Class AR 2.21% due 04/18/2025*(2)	1,285,000	1,284,352
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.39% due 05/24/2026*(2)	1,495,000	1,498,939
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	80,088
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	150,000	151,220
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.20% due 07/10/2047(3)(4)	4,152,657	239,109
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.30% due 04/10/2048(3)(4)	3,677,037	229,860
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(3)	100,000	98,849
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	306,673
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	452,089	458,334
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(3)	1,029,000	1,077,525
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	643,485
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.39% due 12/10/2049(3)	205,778	206,142
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)	899,795	904,439
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)	508,857	509,166
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	460,868
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	1,205,000	1,248,087
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,177,830
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	641,964
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	918,775
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.16% due 12/10/2049(3)	369,569	370,239
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 1.49% due 01/25/2036(1)	153,766	143,528
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 1.54% due 11/25/2035(1)	59,489	51,057
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.02% due 12/25/2035(1)	139,236	121,100
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	215,007	166,463

Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.90% due 03/25/2035(1)	71,494	64,413
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.03% due 11/20/2035(1)	41,859	38,362
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.40% due 06/20/2035(1)	126,891	127,545
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.01% due 06/15/2057(3)(4)	10,189,050	494,379
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(3)	730,000	747,811
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(3)	740,022	757,517
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(3)	1,448,000	1,495,889
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	703,000	731,637
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(5)	742,918	748,852
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(3)	372,000	393,049
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 1.80% due 06/15/2034*(3)	300,000	300,189
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)	805,000	802,536
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 1.37% due 12/25/2036(1)	232,702	201,578
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 1.37% due 03/25/2037(1)	21,198	18,030
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 2.54% due 07/18/2030*(2)	1,535,000	1,535,000
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 2.59% due 07/15/2027*(2)	575,000	576,305
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.59% due 10/15/2028*(2)	1,370,000	1,377,942
Dryden Senior Loan Fund FRS Series 2014-31A, Class AR 2.24% due 04/18/2026*(2)	1,255,000	1,254,367
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.65% due 03/19/2046(1)	497,613	454,833
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.53% due 09/25/2036(9)	495,000	425,021
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 2.70% due 05/15/2030*(2)	975,000	974,473
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	168,000	168,432
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	181,938
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	150,000	149,662
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.43% due 09/19/2035(1)	51,756	50,324
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.81% due 04/19/2036(1)	334,966	310,036
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.38% due 02/25/2037(1)	82,801	76,333
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.09% due 10/25/2045(1)	224,198	174,195
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,302,238
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	179,469
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,284,650
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	1,307,000	1,365,559
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.27% due 12/25/2046(9)	47,783	34,573
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.29% due 12/25/2046(9)	88,385	49,053
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.30% due 02/25/2037(9)	459,061	259,401
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.31% due 12/25/2036(9)	15,624	7,508

GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.32% due 03/25/2037(9)	514,127	289,469
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 1.46% due 11/25/2036(9)	117,478	70,758
GSAA Home Equity Trust FRS Series 2006-3, Class A3 1.52% due 03/25/2036(9)	25,146	18,408
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.54% due 04/25/2047(9)	202,186	139,801
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(9)	115,040	59,049
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(9)	376,976	203,737
GSAA Trust FRS Series 2007-6, Class 1A2 1.44% due 05/25/2047(9)	59,197	47,575
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(9)	365,000	373,207
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 1.52% due 01/25/2037(1)	640,686	404,689
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.37% due 01/25/2036(1)	14,162	13,777
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.37% due 01/25/2036(1)	183,275	177,683
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.38% due 10/25/2035(1)	134,576	118,042
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 1.40% due 01/19/2038(1)	13,393	12,577
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 1.45% due 12/19/2036(1)	325,371	277,253
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.91% due 01/19/2035(1)	45,681	32,263
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	78,753
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.49% due 02/25/2036	200,000	188,287
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(3)	550,000	536,668
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX2, Class A1C 1.41% due 04/25/2037(1)	45,264	36,539
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.50% due 07/25/2035(1)	6,756	5,826
IndyMac Index Mtg. Loan Trust VRS Series 2005-AR13, Class 1A1 3.32% due 08/25/2035(1)	89,216	72,948
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.50% due 12/25/2036(1)	320,390	298,252
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.53% due 04/25/2037(1)	174,776	129,602
JFIN CLO 2017, Ltd. FRS Series 2017-1A, Class A1 2.32% due 04/24/2029*(2)	1,080,000	1,083,582
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,028,923
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,160,386	1,210,384
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(3)	1,786,000	1,896,823
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.38% due 05/25/2036(1)	165,471	152,916
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	304,828
JPMBB Commercial Mtg. Securities Trust Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	535,000	560,094
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,418,096
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.30% due 04/15/2041(3)	68,086	69,401
Lehman XS Trust FRS Series 2006-16N, Class A4A 1.41% due 11/25/2046(1)(9)	453,070	410,338
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.46% due 06/25/2047(1)	28,292	23,706
Lehman XS Trust FRS Series 2005-6, Class 1A1 1.74% due 11/25/2035(9)	62,864	41,970
Lehman XS Trust FRS Series 2007-16N, Class 2A2 2.07% due 09/25/2047(1)	288,982	268,643

LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 3.23% due 11/01/2021*(1)	901,492	897,713
LSTAR Securities Investment, Ltd. FRS Series 2016-3, Class A 3.23% due 09/01/2021*(1)	438,627	439,725
LSTAR Securities Investment, Ltd. FRS Series 2017-1, Class A 3.23% due 01/01/2022*(1)	653,177	651,674
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.23% due 02/01/2022*(1)	1,229,270	1,218,434
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.23% due 04/01/2022*(1)	344,110	338,725
Luminent Mtg. Trust FRS Series 2006-6, Class A1 1.42% due 10/25/2046(1)	114,208	102,133
Luminent Mtg. Trust FRS Series 2005-1, Class A1 1.48% due 11/25/2035(1)	226,167	208,143
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.43% due 10/23/2025*(2)	1,235,000	1,235,241
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 2.42% due 07/20/2026*(2)	1,290,000	1,295,710
Madison Park Funding XIII, Ltd. FRS Series 13A, Class AR 2.27% due 01/19/2025*(2)	740,000	740,040
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.16% due 07/25/2026*(2)	2,515,000	2,515,000
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 2.66% due 07/25/2026*(2)	880,000	880,000
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR 2.46% due 04/15/2026*(2)	745,000	745,516
Magnetite XII, Ltd. FRS Series 2015-12A, Class AR 2.49% due 04/15/2027*(2)	1,775,000	1,783,515
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.19% due 11/21/2034(1)	128,806	131,775
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.44% due 07/25/2035(1)	283,422	242,892
MFA Trust VRS Series 2017-RPL1, ClassA1 2.59% due 02/25/2057*(1)(5)	567,255	567,336
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 1.37% due 06/25/2036(9)	20,513	18,828
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.29% due 12/15/2047(3)(4)	2,761,100	145,831
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	510,099
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	802,714
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(3)	1,857,000	1,891,766
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(3)	52,000	51,434
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(3)(4)	1,775,000	179,023
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(3)	755,000	785,358
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 1.39% due 11/25/2036(9)	284,322	119,961
Mortgage Repurchase Agreement Financing Trust FRS
Series 2016-5, Class A
2.16% due 06/10/2019*(1)	2,027,000	2,023,611
Nationstar HECM Loan Trust Series 2017-1A, Class A 1.97% due 05/25/2027*	388,686	388,721
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	140,000	139,788
Nationstar HECM Loan Trust VRS Series 2016-1A, Class A 2.98% due 02/25/2026*	360,306	360,421
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)	1,490,451	1,536,635
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)	1,320,650	1,360,582
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)	2,664,779	2,770,399

New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)	2,729,049	2,841,527
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(1)	2,228,000	2,314,064
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(1)	1,885,000	1,968,883
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.09% due 06/25/2036(1)	194,668	161,019
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.29% due 07/20/2026*(2)	405,000	404,795
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.73% due 02/15/2026*(2)	1,325,000	1,325,513
Oaktree EIF II, Ltd. FRS Series 2014-A2, Class AR 2.33% due 11/15/2025*(2)	1,780,000	1,779,094
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.69% due 04/17/2027*(2)	1,160,000	1,160,079
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 2.57% due 03/17/2030*(2)	865,000	871,849
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.28% due 07/17/2025*(2)	705,000	705,189
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,030,000	2,070,800
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.29% due 01/17/2026*(2)	2,110,000	2,111,044
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.62% due 04/30/2027*(2)	2,100,000	2,101,512
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.67% due 04/15/2027*(2)	1,565,000	1,565,739
RALI Series Trust FRS Series 2006-QA3, Class A2 1.52% due 04/25/2036(1)	344,322	296,092
RALI Series Trust VRS Series 2007-QH9, Class A1 2.09% due 11/25/2037(1)	85,169	70,008
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	100,082	95,477
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(9)	344,100	194,238
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(9)	161,473	100,241
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 1.67% due 03/25/2035(1)	102,964	93,550
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.97% due 04/25/2037(1)	33,926	32,610
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.31% due 07/25/2036(9)	196,785	100,316
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.28% due 07/17/2026*(2)	955,000	956,388
Sequoia Mtg. Trust VRS Series 2007-3, Class 2AA1 3.31% due 07/20/2037(1)	27,498	26,449
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2R 2.32% due 07/17/2026*(2)	1,580,000	1,582,022
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	373,521	375,441
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 2.50% due 01/23/2029*(2)	600,000	601,718
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 1.40% due 07/25/2037(9)	50,000	40,166
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.47% due 11/25/2036(9)	290,000	231,041
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,227,185
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 1.52% due 09/25/2034(1)	29,399	27,362
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 1.45% due 02/25/2036(1)	140,152	123,555
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.51% due 01/09/2023*(2)	1,200,000	1,198,867
Symphony CLO, Ltd. FRS Series 2014-15A, Class AR 2.34% due 10/17/2026*(2)	1,150,000	1,154,802
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 2.44% due 07/14/2026*(2)	1,130,000	1,130,053
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,426

Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,096
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.27% due 10/20/2026*(2)	810,000	809,591
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*	468,905	472,467
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*	1,073,263	1,080,589
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	2,672,094	2,692,690
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*	757,677	764,900
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.53% due 04/20/2027*(2)	1,280,000	1,284,394
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 2.48% due 07/20/2030*(2)	665,000	664,652
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 2.52% due 06/20/2029*(2)	1,785,000	1,785,000
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 2.64% due 04/20/2026*(2)	1,120,000	1,120,101
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,219,635
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*	740,000	739,339
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.27% due 10/14/2026*(2)	350,000	350,000
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 2.41% due 04/17/2030*(2)	250,000	250,491
Voya CLO, Ltd. FRS Series 2014-1A, Class A1R 2.49% due 04/18/2026*(2)	565,000	565,018
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.66% due 10/14/2026*(2)	350,000	350,000
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.51% due 12/25/2046(1)	585,901	509,105
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.61% due 10/25/2046(1)	241,052	215,055
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.15% due 11/25/2046(1)	82,258	78,043
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.06% due 06/25/2037(1)	209,255	190,423
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 1.31% due 02/25/2037(1)	490,818	334,812
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.56% due 11/25/2046(1)	176,267	147,783
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.82% due 07/25/2036(1)	101,549	66,931
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.32% due 05/15/2048(3)(4)	3,716,955	231,438
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.33% due 09/15/2057(3)(4)	9,630,163	565,936
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)	75,000	64,942
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 3.23% due 10/25/2035(1)	575,000	578,078
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 3.27% due 10/25/2036(1)	174,973	169,810
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(3)(4)	581,111	13,155
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	150,000	148,234
York, Ltd. FRS Series 2016-2A, Class A 2.79% due 01/20/2030*(2)	1,240,000	1,247,368
Total Asset Backed Securities (cost $156,526,156)		158,045,561
U.S. CORPORATE BONDS & NOTES — 26.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	98,984

Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	151,000	151,929
		250,913
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	268,638
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	198,999
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	525,000	589,914
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	495,568
		1,553,119
Aerospace/Defense-Equipment — 0.2%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	160,000	164,937
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	97,760
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	123,000	129,457
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	65,000	64,594
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	42,000	41,737
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,665,000	1,667,855
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	156,668
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	120,000	122,917
		2,445,925
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.88% due 11/15/2041	66,000	61,916
Airlines — 0.2%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(5)	14,593	14,646
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	160,000	162,092
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	1,955,000	2,006,976
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	120,068	123,670
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	77,137	80,897
		2,388,281
Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	105,000	109,649
Applications Software — 0.5%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	965,000	944,183
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	495,000	476,377
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,385,000	1,426,648
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	174,000	174,108
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,120,000	1,108,283
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	485,069
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	182,000	196,036
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	460,000	511,829
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	60,000	64,050
		5,386,583
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Senior Notes 5.13% due 06/01/2025*	95,000	96,781
Auto-Cars/Light Trucks — 0.9%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	223,000	220,868

American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	165,000	165,362
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	163,000	162,357
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	152,312
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	318,000	319,017
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	288,707
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	550,000	566,192
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	595,000	610,660
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	610,000	771,247
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	212,000	211,671
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	212,000	209,458
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	279,745
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	903,356
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,409,251
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	266,580
General Motors Co. Senior Notes 6.75% due 04/01/2046	400,000	474,407
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,285,000	1,299,443
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,294,710
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	105,000	106,491
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	377,788
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	354,000	354,174
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	118,000	118,641
		10,562,437
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,583
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	265,809
		364,392
Banks-Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	375,020
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,500,133
Capital One NA Senior Notes 2.35% due 08/17/2018	820,000	823,299
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	262,939
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	469,744
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	260,815
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	533,583
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,613
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	671,000	884,875
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,128,000	1,142,577
		6,502,598
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Senior Notes 2.66% due 05/16/2023	105,000	105,333
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	271,088

State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	167,931
		544,352
Banks-Super Regional — 1.4%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,485,000	1,496,668
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	615,000	620,130
Citibank NA Senior Notes 2.10% due 06/12/2020	1,025,000	1,025,331
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	631,406
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	183,889
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022	190,000	191,439
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	695,806
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	639,708
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	910,463
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,291,000	1,309,086
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	2,095,000	2,117,272
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	154,000	161,303
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	18,000	18,223
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	722,000	770,861
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,485,000	1,619,211
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	318,136
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,580,000	1,878,900
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	2,685,000	2,697,429
		17,285,261
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	101,846
Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 4.50% due 11/15/2045*	81,000	85,587
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	530,000	549,213
		634,800
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	174,786
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	320,000	319,700
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	118,376
		612,862
Brewery — 1.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	1,102,000	1,104,465
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	225,000	226,423
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	228,000	231,057
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,645,000	2,723,639
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	401,000	413,138
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,904,000	3,196,267
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,713,000	4,190,644
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	706,939

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	774,688
		13,567,260
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	90,000	91,800
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	544,000	529,526
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	500,000	505,576
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	206,000	218,356
		1,345,258
Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	314,000	302,075
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	57,000	58,140
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	100,580
		460,795
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	97,250
Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	106,000	105,841
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 3.90% due 04/01/2027	89,000	91,423
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	87,550
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	236,050
Masco Corp. Senior Notes 4.50% due 05/15/2047	116,000	116,530
		440,130
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	126,300
Building-Residential/Commercial — 0.1%
AV Homes, Inc. Senior Notes 6.63% due 05/15/2022*	75,000	77,344
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	178,000	184,007
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	72,000	74,419
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	113,750
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 03/15/2027	84,000	86,520
		536,040
Cable/Satellite TV — 1.3%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	85,000	91,162
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	600,000	620,025
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 3.75% due 02/15/2028*	356,000	350,746
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	484,787
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	530,000	572,569
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	585,000	618,897

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	186,000	220,476
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,674,000	2,009,157
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	460,000	447,262
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	811,708
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	660,000	600,997
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	405,000	435,349
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	634,283
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	332,477
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	705,376
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	293,863
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	369,226
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	196,389
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	685,127
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	469,392
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	207,373
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	135,000	137,713
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	307,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	81,000	89,910
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	29,000	34,365
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	294,962
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	139,328
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,205,000	1,438,910
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	313,862
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,308,891
		15,222,082
Casino Hotels — 0.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	90,000	97,650
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	170,000	175,100
		272,750
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	250,000	277,813
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	331,000	380,650
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	2,650,000	2,673,187
		3,331,650
Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	82,000	74,825
Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	95,000	98,077
International Flavors & Fragrances, Inc. Senior Notes 4.38% due 06/01/2047	80,000	81,448

Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	90,000	94,500
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	142,344
		416,369
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	145,000	143,188
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	70,000	71,134
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	227,000	227,508
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	184,000	183,890
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	215,000	216,089
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	116,000	121,548
		820,169
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	93,138
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	120,000	127,800
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	126,000	123,007
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	277,643
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	75,000	78,375
		606,825
Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	177,873
Apple, Inc. Senior Notes 2.85% due 02/23/2023	186,000	189,225
Apple, Inc. Senior Notes 3.00% due 02/09/2024	145,000	147,199
Apple, Inc. Senior Notes 3.00% due 06/20/2027	191,000	190,041
Apple, Inc. Senior Notes 3.35% due 02/09/2027	460,000	470,273
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	840,995
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	279,808
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	516,798
Diamond 1 Finance Corp./Diamond 2 Finance Corp Senior Sec. Notes 3.48% due 06/01/2019*	555,000	567,974
Diamond 1 Finance Corp./Diamond 2 Finance Corp Senior Sec. Notes 4.42% due 06/15/2021*	440,000	463,856
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	214,794
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	415,000	521,612
Diamond 1 Finance Corp./Diamond 2 Finance Corp Senior Sec. Notes 8.35% due 07/15/2046*	418,000	539,463
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	725,000	760,089
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	324,000	350,330
		6,230,330
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,500
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	80,000	94,374
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	90,285

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	111,956
		202,241
Containers-Paper/Plastic — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	108,150
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	77,520
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	220,000	217,123
		294,643
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	85,000	87,194
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	77,000	85,985
		173,179
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	247,959
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	559,505
		807,464
Diversified Banking Institutions — 5.6%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,200,490
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	2,585,000	2,551,956
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,815,000	1,832,092
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,609,000	1,630,305
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	635,884
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	756,914
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,097,000	2,132,827
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	415,000	430,813
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	342,000	352,184
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	1,380,000	1,459,600
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	574,931
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	849,421
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	936,566
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	599,399
Citigroup, Inc. FRS Senior Notes 2.28% due 05/17/2024	1,940,000	1,938,010
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,233,895
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	2,079,961
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	319,000	332,366
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,689,000	2,796,608
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	787,000	855,772
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	860,000	956,340
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	118,310
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	90,000	89,961
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,099,998
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	803,549
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	827,614

Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,093,012
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	75,804
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 06/05/2023	228,000	227,548
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	930,000	925,067
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	212,616
Goldman Sachs Group, Inc. FRS Senior Notes 3.69% due 06/05/2028	1,415,000	1,420,618
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	450,000	457,789
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,188,142
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	775,000	857,502
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,560,000	1,732,782
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	917,611
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	187,530
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	796,837
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,439,000	1,867,881
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	302,965
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,375,000	1,367,000
JPMorgan Chase & Co. FRS Senior Notes 2.38% due 10/24/2023	460,000	466,915
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	738,598
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	500,000	502,456
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	675,000	667,599
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,535,000	1,560,648
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	321,000	327,282
JPMorgan Chase & Co. FRS Senior Notes 3.22% due 03/01/2025	1,105,000	1,107,076
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,752,447
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,785
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,595,000	1,663,746
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	481,660
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	546,839
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	565,959
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	200,000	223,113
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	155,016
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	150,174
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	85,000	91,483
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,337,430
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,276,521
Morgan Stanley Senior Notes 2.13% due 04/25/2018	945,000	948,117
Morgan Stanley Senior Notes 2.45% due 02/01/2019	365,000	367,438
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	428,281
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	274,788

Morgan Stanley Senior Notes 2.63% due 11/17/2021	605,000	604,108
Morgan Stanley Senior Notes 2.75% due 05/19/2022	308,000	307,933
Morgan Stanley Senior Notes 2.80% due 06/16/2020	31,000	31,451
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,404,897
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	569,062
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	523,392
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	415,925
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	833,878
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	554,959
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,022,860
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	340,000	354,946
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	176,738
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	550,000	598,102
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	218,363
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	151,044
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,268,500
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	136,658
		67,560,657
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	275,953
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	168,000	164,062
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	115,000	144,881
Textron, Inc. Senior Notes 3.65% due 03/15/2027	124,000	124,484
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	165,328
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	135,270
		734,025
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	341,761
eBay, Inc. Senior Notes 3.60% due 06/05/2027	224,000	221,381
		563,142
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	39,000	40,706
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	115,000	111,767
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	351,000	365,126
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	190,000	190,291
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	210,000	221,621
		777,038
Electric-Integrated — 1.2%
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	648,780
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	315,446
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	107,000	107,553

Dominion Energy, Inc. Senior Notes 2.85% due 08/15/2026	415,000	395,590
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	68,000	69,017
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	377,690
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	339,778
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	738,775
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	82,538
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	52,862
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	64,602
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,160,030
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	728,608
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	225,990
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	165,232
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	942,134
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	239,340
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	574,000
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	218,000	222,718
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	130,990
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	649,000	651,075
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	788,896
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	116,000	117,683
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	301,000	396,012
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	378,222
Great Plains Energy, Inc. Senior Notes 3.15% due 04/01/2022	280,000	282,960
Great Plains Energy, Inc. Senior Notes 3.90% due 04/01/2027	430,000	434,999
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	96,977
Great Plains Energy, Inc. Senior Notes 4.85% due 04/01/2047	172,000	176,986
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	266,000	268,431
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	445,000	443,655
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	173,000	178,045
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	534,907
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	102,000	112,675
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,993
Southern Co. Senior Notes 1.85% due 07/01/2019	650,000	647,481
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	268,269
Southern Co. Senior Notes 4.40% due 07/01/2046	325,000	330,905
Southern Power Co. Senior Notes 4.95% due 12/15/2046	74,000	76,416
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	180,916
		14,148,176

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046	50,000	51,656
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	192,609
		244,265
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,941
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	2,820,000	2,845,205
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	1,090,000	1,115,068
Intel Corp. Senior Notes 1.35% due 12/15/2017	178,000	177,956
Intel Corp. Senior Notes 2.35% due 05/11/2022	1,349,000	1,352,149
Intel Corp. Senior Notes 4.10% due 05/19/2046	665,000	689,227
		6,179,605
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	700,000	695,951
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	57,000	56,525
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	23,000	23,634
		80,159
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	116,000	122,090
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	90,000	93,600
		215,690
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	169,000	179,140
Oracle Corp. Senior Notes 1.90% due 09/15/2021	224,000	222,030
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	252,238
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	46,372
Oracle Corp. Senior Notes 5.38% due 07/15/2040	310,000	377,026
		1,076,806
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	280,000	294,700
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	175,000	182,000
		476,700
Finance-Consumer Loans — 0.0%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	174,000	180,960
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	104,413
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	140,000	147,700
		433,073
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	103,500
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	1,350,000	1,356,425
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	226,000	225,651
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	174,168
Visa, Inc. Senior Notes 4.30% due 12/14/2045	610,000	669,027
		2,528,771
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	215,000	221,744
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)(9)	131,000	13

Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)(9)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	93,600
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	125,865
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	110,000	109,862
		551,094
Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	127,000	143,378
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	154,875
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	509,731
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	135,000	136,979
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	184,505
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	89,000	89,104
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	263,000	264,227
		1,184,546
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	61,000	62,405
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	148,000	149,727
		212,132
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 3.20% due 01/25/2023	86,000	86,683
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	190,000	190,481
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	1,170,000	1,187,501
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	445,000	435,804
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	236,865
		2,137,334
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	125,000	116,250
Kroger Co. Senior Notes 3.88% due 10/15/2046	75,000	66,082
Kroger Co. Senior Notes 4.45% due 02/01/2047	57,000	54,942
		237,274
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	35,460
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	526,432
		561,892
Gambling (Non-Hotel) — 0.0%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	90,000	93,600
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	180,000	197,325
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(9)	1,320	19
		290,944
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 3.00% due 06/15/2027	57,000	56,621
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	78,189
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	156,000	157,074
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	74,000	76,300

Sempra Energy Senior Notes 3.25% due 06/15/2027	119,000	117,267
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	205,000	198,875
		684,326
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	193,921
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	79,000	80,679
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	92,000	93,495
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	85,000	92,650
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	36,000	35,550
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	60,000	58,200
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	75,000	76,313
		170,063
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	63,534
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	296,130
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	297,642
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	313,539
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	271,792
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	485,000	489,887
		1,668,990
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	109,000	107,398
Brighthouse Financial, Inc. Company Guar. Notes 4.70% due 06/22/2047*	172,000	169,804
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	103,000	115,802
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	200,496
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	250,946
Unum Group Senior Notes 5.75% due 08/15/2042	69,000	81,831
		926,277
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	163,461
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	108,930
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	457,566
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,725,000	2,747,811
		3,477,768
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	116,320
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	37,000	39,557
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	244,141
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	572,854

New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	171,000	171,826
		1,144,698
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	345,945
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,453
RenaissanceRe Finance, Inc. Company Guar. Notes 3.45% due 07/01/2027	56,000	55,067
		552,465
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	141,750
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	86,350
		228,100
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	110,000	121,825
Internet Security — 0.0%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027*	86,000	86,968
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024	596,000	614,683
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	65,000	66,869
		681,552
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	112,000	117,208
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	339,230
		456,438
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	57,000	58,565
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*	95,000	96,781
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	995,000	1,009,419
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	815,000	917,229
		1,926,648
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	51,028
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	198,829
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	279,948
		529,805
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	1,830,000	1,834,183
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	247,000	247,781
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	188,000	195,440
		2,277,404
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.20% due 05/11/2020	1,630,000	1,638,237
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	192,000	192,641
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	78,000	80,118
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	236,000	244,386
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	163,664
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	520,025
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	165,000	162,556

Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	320,559
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	535,387
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	58,000	57,674
		3,915,247
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	942,231
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	666,629
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*	635,000	637,236
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	85,000	91,452
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	134,000	140,122
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	987,564
		3,465,234
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	119,792
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	502,815
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	806,915
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	431,833
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	376,039
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	260,000	333,936
Centene Corp. Senior Notes 4.75% due 01/15/2025	90,000	92,475
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	88,258
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	152,955
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	705,000	704,524
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	157,606
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	806,000	841,476
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	510,827
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	138,586
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	918,930
		6,176,967
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	85,000	87,750
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	100,000	97,375
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	86,280
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	153,375
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	55,000	55,069
THC Escrow Corp. III Senior Sec. Notes 4.63% due 07/15/2024*	81,000	81,218
		561,067
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	720,000	721,904
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	1,245,000	1,246,152
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	171,000	171,395
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	231,000	238,690
		2,378,141

Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	58,000	63,075
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	41,200
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	61,950
		166,225
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	161,000	158,407
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*	97,000	91,423
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	385,535
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026	300,000	299,280
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 11/15/2046	360,000	384,200
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	997,110
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	190,094
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	161,760
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	121,085
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	136,122
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	1,205,000	1,240,769
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,817
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	460,000	408,893
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	57,000	57,081
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	80,000	86,392
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	77,169
		4,550,307
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	206,000	206,031
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	318,562
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	176,000	176,951
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	168,356
		869,900
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	90,000	93,375
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	1,370,000	1,338,250
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	1,045,000	957,638
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	463,765
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	301,000	354,305
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	480,000	592,815
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	222,213
Apache Corp. Senior Notes 4.25% due 01/15/2044	280,000	262,267
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	86,625
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	86,000	86,471
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	171,000	174,420

ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	435,000	484,468
ConocoPhillips Co. Company Guar. Notes 5.95% due 03/15/2046	170,000	212,613
ConocoPhillips Co. Company Guar. Notes 6.50% due 02/01/2039	255,000	334,817
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	75,000	73,594
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	165,000	157,162
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	210,000	208,707
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	315,000	318,226
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	275,000	356,859
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	535,000	562,114
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	140,000	139,650
Hess Corp. Senior Notes 4.30% due 04/01/2027	211,000	206,101
Hess Corp. Senior Notes 5.60% due 02/15/2041	583,000	573,129
Hess Corp. Senior Notes 5.80% due 04/01/2047	785,000	791,529
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	310,224
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	172,659
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	278,091
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	109,480
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	439,791
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	215,000	213,102
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,220,000	1,169,674
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	212,000	233,945
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	93,150
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	77,000	79,080
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	744,874
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	1,055,000	1,109,284
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	100,000	100,125
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	110,000	88,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	106,000	95,665
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	78,750
		14,273,632
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	199,949
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	110,334
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	128,000	128,334
Chevron Corp. Senior Notes 2.50% due 03/03/2022	99,000	99,925
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	100,000	99,939
		638,481
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	59,000	57,525

Oil Refining & Marketing — 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	140,000	145,600
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	112,000	107,940
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023	43,000	42,355
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,200,000	1,173,888
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	356,310
		1,826,093
Oil-Field Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	160,000	100,800
Halliburton Co. Senior Notes 4.85% due 11/15/2035	58,000	62,009
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	68,000	64,770
		227,579
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	130,000	140,521
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	384,241
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	415,255
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	138,934
International Paper Co. Senior Notes 4.40% due 08/15/2047	43,000	43,280
International Paper Co. Senior Notes 5.00% due 09/15/2035	84,000	91,867
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	270,467
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	82,822
		1,567,387
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	83,000	82,429
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	125,000	127,147
		209,576
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	85,000	86,912
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	190,000	194,750
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	41,000	41,188
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	80,000	74,954
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	117,000	149,003
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	261,204
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	276,104
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	441,408
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	52,510
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	246,764
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	24,466
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	301,950
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	52,267
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	151,901
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	141,987
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	295,000	304,916

Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	195,800
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	155,000	164,308
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	107,533
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	165,853
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	70,115
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	98,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	101,920
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	83,079
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	970,000	948,223
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	120,000	129,180
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	70,000	72,215
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	40,000	44,006
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	80,000	88,203
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	123,297
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	635,000	672,925
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	685,998
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	395,000	435,609
MPLX LP Senior Notes 4.13% due 03/01/2027	419,000	420,427
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	319,262
ONEOK, Inc. Senior Notes 6.00% due 06/15/2035	4,000	4,305
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	280,000	271,966
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	67,924
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	2,045,000	2,068,209
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	425,000	440,989
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	85,000	93,635
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028*	615,000	621,342
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	83,737
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	67,915
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	430,000	421,913
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	323,661
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	139,000	140,737
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,254
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	104,000	108,160
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	961,430

Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	159,687
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	1,082,956
Williams Partners LP Senior Notes 3.75% due 06/15/2027	884,000	875,004
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	353,845
Williams Partners LP Senior Notes 4.00% due 11/15/2021	260,000	270,527
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	431,672
Williams Partners LP Senior Notes 5.10% due 09/15/2045	275,000	284,901
		16,923,006
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	140,175
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*	90,000	87,300
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	90,000	98,306
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	185,000	191,475
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 2.25% due 01/15/2022	320,000	312,023
American Tower Corp. Senior Notes 3.13% due 01/15/2027	94,000	90,224
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	479,820
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	824,993
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	336,152
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	204,349
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	169,430
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	605,000	610,181
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	111,000	114,330
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	120,000	124,350
iStar, Inc. Senior Notes 6.00% due 04/01/2022	123,000	126,075
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	584,637
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	151,227
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	84,701
Select Income REIT Senior Notes 4.25% due 05/15/2024	93,000	92,168
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	103,000	102,798
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	126,000	131,040
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,051,427
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	324,019
		5,913,944
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	128,906
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	95,000	95,713
		224,619
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	206,552

Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	186,153
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	836,632
		1,229,337
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	111,145
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	240,000	225,912
		337,057
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	120,000	120,734
Retail-Apparel/Shoe — 0.0%
Coach, Inc. Senior Notes 3.00% due 07/15/2022	108,000	106,484
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	200,000	184,750
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	650,000	588,931
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	123,000	124,688
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	612,248
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	780,000	749,754
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	400,000	413,176
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	645,000	621,698
Lowe’s Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	201,192
		3,311,687
Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	206,338
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	375,915
		582,253
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	600,000	600,748
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,645,000	1,674,771
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	115,000	111,445
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	408,000	424,216
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,650,000	1,891,552
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	86,767	91,783
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	61,756	70,174
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	113,333	129,924
		4,994,613
Retail-Misc./Diversified — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	64,713
Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	140,000	139,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	95,000	97,019
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	25,000	27,592
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	585,000	652,196
		916,107
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	135,000	145,125
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	166,000	166,904

First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	828,000	924,860
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	392,162
		1,483,926
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	819,000	822,744
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	79,000	80,700
		903,444
Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	220,000	223,576
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	261,000	277,027
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	973,820
		1,474,423
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	75,000	81,000
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	121,200
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	110,000	115,088
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,792,926
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	650,000	665,249
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	210,000	217,357
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	178,198
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	244,964
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	944,031
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	784,000	768,793
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	750,577
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	121,000	128,911
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	101,837
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	86,000	85,856
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022*	1,580,000	1,590,978
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	183,397
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	796,254
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	78,278
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	641,000	606,445
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	374,000	350,134
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039*	1,115,000	1,127,062
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	675,000	675,115
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	589,000	633,170
		11,919,532
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	55,000	61,050
CBS Corp. Company Guar. Notes 3.38% due 02/15/2028	56,000	54,885
		115,935
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	685,531

Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	553,671
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	35,587
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	315,000	317,742
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	1,096,000	1,128,374
		2,720,905
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	73,000	70,442
GATX Corp. Senior Notes 3.85% due 03/30/2027	113,000	113,724
		184,166
Transport-Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 3.25% due 06/15/2027	165,000	168,561
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	78,000	79,326
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	1,040,000	1,093,627
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,972,491
CSX Corp. Senior Notes 4.25% due 11/01/2066	82,000	80,832
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	826,655
Norfolk Southern Corp. Senior Notes 3.15% due 06/01/2027	1,115,000	1,111,101
		5,332,593
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	470,905
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	360,000	370,279
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	355,000	372,901
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	260,000	280,765
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,044,415
United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022	202,000	202,668
		2,741,933
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	169,928
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	151,505
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.30% due 04/01/2021*	535,000	549,615
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	294,000	301,169
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,906
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,157,968
		2,176,163
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	77,000	77,000
Total U.S. Corporate Bonds & Notes (cost $310,494,663)		318,345,222
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Aerospace/Defense — 0.1%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	910,000	950,950
Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.95% due 04/10/2047*	172,000	176,591
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	215,870

Banks-Commercial — 0.5%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,700,000	1,729,174
BPCE SA Senior Notes 3.00% due 05/22/2022*	695,000	701,044
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	550,000	560,473
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	260,614
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	282,000	282,528
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	150,000	163,770
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	605,937
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	403,000	405,152
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	254,167
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	223,000	218,455
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	115,000	114,101
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	104,000	106,593
		5,402,008
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	295,465
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	209,664
Brewery — 0.0%
Heineken NV Senior Notes 4.35% due 03/29/2047*	99,000	103,123
Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	466,709
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	50,000	51,063
Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	200,000	222,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	400,000	434,000
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	770,175
Sky PLC Company Guar. Notes 3.13% due 11/26/2022*	605,000	615,482
Sky PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	205,177
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	209,250
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	150,000	153,187
		2,609,271
Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	156,000	153,775
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	69,650
		223,425
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	550,000	539,035
Methanex Corp. Senior Notes 5.65% due 12/01/2044	450,000	425,621
		964,656
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	120,926
Consulting Services — 0.1%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,529,166
Cruise Lines — 0.0%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	85,000	90,631

Diversified Banking Institutions — 0.8%
Barclays PLC Senior Notes 3.68% due 01/10/2023	1,230,000	1,262,051
Barclays PLC Sub. Notes 4.84% due 05/09/2028	1,020,000	1,042,736
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	191,609
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	363,584
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	249,941
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	357,000	369,024
HSBC Holdings PLC Senior Notes 2.95% due 05/25/2021	650,000	658,266
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	200,000	203,790
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,526,279
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	650,000	671,717
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,232,766
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	1,345,000	1,395,600
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	217,441
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	204,682
UniCredit SpA FRS Sub. Notes 5.86% due 06/19/2032*	247,000	253,598
		9,843,084
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	625,000	680,242
Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	323,319
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	120,000	120,450
Diversified Operations — 0.0%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	246,926
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	208,000	208,808
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	93,543
		302,351
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	306,664
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	200,000	198,069
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	200,000	205,792
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	333,011
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	490,000	472,846
		1,516,382
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,290
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	100,000	106,750
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	69,760
		185,800
Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 1.69% due 10/30/2019*	1,565,000	1,552,499
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	200,000	219,500
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	84,000	93,455

Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	228,000	227,430
		320,885
Hazardous Waste Disposal — 0.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	57,000	57,427
Insurance-Life/Health — 0.0%
Manulife Financial Corp. FRS Sub. Notes 4.06% due 02/24/2032	115,000	116,025
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	95,876
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	100,000	106,719
		202,595
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	78,000	80,473
Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	424,209
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,146,473
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	2,000,000	1,982,106
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,615,000	1,585,379
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	163,000	154,798
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	115,000	98,613
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	91,000	95,664
		5,487,242
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,293,694
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,050,000	1,072,280
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	500,000	515,408
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	590,000	629,723
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	345,000	349,657
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	1,320,000	1,342,893
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	410,567
		7,614,222
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	91,000	95,322
Metal-Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	393,000	413,649
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	715,000	771,306
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	240,000	257,400
		1,028,706
Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	540,000	535,625
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	80,000	81,192
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	1,195,000	1,392,806
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	200,000	214,037
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	662,537
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	198,000	152,955

MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	123,000		111,930
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000		107,105
			3,258,187
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000		24,994
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	128,000		127,569
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	195,000		193,273
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000		15,209
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	600,000		597,476
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	1,550,000		1,584,362
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	95,000		97,725
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	286,000		272,451
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047*	122,000		113,874
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	250,000		262,625
Petrobras Global Finance BV Company Guar. Notes 6.13% due 01/17/2022	590,000		608,585
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019	350,000		365,400
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	61,000		53,924
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	180,000		194,814
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	120,000		124,050
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	482,000		486,762
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	100,000		106,316
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	149,000		149,056
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000		152,832
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	172,000		173,180
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,140,000		1,193,049
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	275,000		290,484
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	1,377,012
			8,565,022
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	50,000		52,250
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	100,000		102,000
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	60,000		61,350
			163,350
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	550,000		549,593
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	103,000		115,207
			664,800
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000		155,250
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	115,000		95,163
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	113,000		126,842
			222,005

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	80,000	83,664
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	120,000	134,400
SupraNational Banks — 0.1%
European Investment Bank Senior Notes 1.63% due 08/14/2020	394,000	391,788
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	348,000	337,822
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	248,050
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	855,000	883,340
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	162,000	174,916
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	289,456
		1,933,584
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	496,401
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	400,150
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,067,739
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	530,980
		2,495,270
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	455,645
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	357,863
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	140,488
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000	212,376
		1,166,372
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	505,000	514,156
Total Foreign Corporate Bonds & Notes (cost $62,815,821)		63,616,715
U.S. GOVERNMENT AGENCIES — 22.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	990,290
Federal Home Loan Mtg. Corp. — 7.6%
0.88% due 03/07/2018	1,970,000	1,964,900
1.25% due 10/02/2019	1,272,000	1,265,003
2.38% due 01/13/2022	1,097,000	1,120,024
2.50% due 01/01/2028	164,608	166,693
2.50% due 04/01/2028	573,149	580,229
2.50% due 03/01/2031	308,131	310,116
2.81% due 02/01/2037 FRS	47,432	49,358
3.00% due 08/01/2027	482,390	495,893
3.00% due 10/01/2042	319,176	321,001
3.00% due 11/01/2042	335,911	337,144
3.00% due 02/01/2043	702,750	702,100
3.00% due 04/01/2043	375,436	376,639
3.00% due 08/01/2043	1,451,669	1,456,021
3.00% due 07/01/2045	1,238,717	1,236,841
3.00% due 10/01/2045	639,692	638,723
3.00% due 08/01/2046	756,807	755,660
3.00% due July TBA	19,969,000	19,925,318
3.50% due 11/01/2041	338,037	348,782
3.50% due 03/01/2042	158,268	163,309
3.50% due 08/01/2042	299,217	309,382
3.50% due 09/01/2043	110,025	113,526
3.50% due 03/01/2045	994,884	1,022,870
3.50% due 07/01/2045	1,340,419	1,379,593
3.50% due 08/01/2045	500,551	516,383
3.50% due 10/01/2045	904,231	929,667
3.50% due 11/01/2045	1,142,256	1,174,388
3.50% due 01/01/2046	41,892	43,070
3.50% due 07/01/2047	30,200,000	31,049,526
3.56% due 11/01/2037 FRS	312,043	331,434
3.75% due 03/27/2019	796,000	828,111
4.00% due 09/01/2040	269,429	284,471
4.00% due 07/01/2044	461,722	485,966
4.00% due 10/01/2045	466,391	490,880
4.00% due 11/01/2045	913,674	961,649
4.00% due July TBA	3,400,000	3,575,750
4.00% due August TBA	3,400,000	3,568,977
4.50% due 04/01/2044	102,947	110,270
4.50% due 09/01/2044	1,064,080	1,139,683
4.50% due 03/01/2046	497,478	532,817
4.50% due July TBA	1,300,000	1,392,641
4.50% due August TBA	1,300,000	1,390,954

5.00% due 11/01/2043	496,978	543,244
5.00% due July TBA	2,000,000	2,172,359
5.50% due 01/01/2036	181,737	201,865
6.00% due 03/01/2040	15,030	16,988
6.25% due 07/15/2032	206,000	292,838
6.75% due 03/15/2031	100,000	144,681
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B
3.07% due 10/25/2047*(3)	730,000	739,082
Series 2017-K726, Class B
3.97% due 07/25/2049*(3)	725,000	726,261
Series 2017-K725, Class B
4.01% due 02/25/2024*(3)	395,000	394,868
Series 2017-K64, Class B
4.12% due 03/25/2027*(3)	290,000	291,906
Series 2012-K19, Class B
4.17% due 05/25/2045*(3)	20,037	21,138
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(3)(4)	5,188,559	256,676
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2017-HQA1, Class M1
2.42% due 08/25/2029 FRS(1)	487,352	492,811
Series 2015-DNA1, Class M2
3.07% due 10/25/2027 FRS(1)	114,000	116,927
Series 2014-DN1, Class M2
3.42% due 02/25/2024 FRS(1)	330,417	339,676
Series 2014-HQ2, Class M2
3.42% due 09/25/2024 FRS(1)	500,000	513,643
Series 2014-HQ3, Class M2
3.87% due 10/25/2024 FRS(1)	15,372	15,491
Series 2016-HQA1, Class M2
3.97% due 09/25/2028 FRS(1)	339,000	351,760
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series K701, Class X1
0.32% due 11/25/2017(3)(4)	1,947,946	711
Series K013, Class X1
0.71% due 01/25/2021(3)(4)	2,075,502	36,385
		91,515,072
Federal National Mtg. Assoc. — 11.5%
zero coupon 10/09/2019	7,452,000	7,148,532
0.88% due 10/26/2017	1,700,000	1,698,800
0.88% due 05/21/2018	5,955,000	5,934,640
1.88% due 09/24/2026	837,000	793,597
2.50% due 09/01/2027	83,268	84,258
2.50% due 04/01/2028	384,370	388,810
2.50% due 02/01/2031	421,438	423,918
2.50% due 05/01/2031	564,282	567,603
2.50% due 01/01/2032	1,254,638	1,262,023
2.50% due July TBA	2,600,000	2,506,787
2.63% due 09/06/2024	2,025,000	2,077,585
2.64% due 03/01/2027	297,138	294,737
2.78% due 03/01/2027	593,000	592,449
2.80% due 10/01/2035 FRS	339,865	357,851
2.89% due 09/01/2035 FRS	257,104	269,417
2.97% due 06/01/2027	1,090,000	1,100,989
2.97% due 06/01/2030	1,235,000	1,221,020
3.00% due 04/01/2027	42,162	43,394
3.00% due 10/01/2027	493,807	507,861
3.00% due 11/01/2027	171,474	176,167
3.00% due 10/01/2030	496,115	509,544
3.00% due 03/01/2042	592,969	595,483
3.00% due 12/01/2042	174,268	175,007
3.00% due 05/01/2043	428,205	429,995
3.00% due 02/01/2045	353,454	353,657
3.00% due 06/01/2045	445,035	447,024
3.00% due 09/01/2046	374,433	374,192
3.00% due July TBA	13,448,000	13,760,153
3.08% due 11/01/2036 FRS	122,128	128,953
3.08% due 10/01/2040 FRS	79,735	84,284
3.13% due 02/01/2027	402,000	410,524
3.15% due 05/01/2037 FRS	69,151	72,435
3.26% due 10/01/2040 FRS	153,112	161,647
3.31% due 07/01/2039 FRS	221,485	233,305
3.33% due 05/01/2040 FRS	294,801	311,023
3.49% due 08/01/2035 FRS	172,468	183,871
3.50% due 08/01/2026	197,578	205,702
3.50% due 09/01/2026	233,762	243,624
3.50% due 08/01/2027	48,784	50,795
3.50% due 10/01/2028	82,449	86,084
3.50% due 03/01/2042	359,226	370,689
3.50% due 07/01/2042	81,599	82,989
3.50% due 08/01/2042	792,910	815,776
3.50% due 07/01/2045	316,453	325,218
3.50% due 08/01/2045	726,578	748,072
3.50% due 09/01/2045	693,838	713,056
3.50% due 10/01/2045	534,167	550,395
3.50% due 11/01/2045	683,702	702,639
3.50% due 12/01/2045	928,988	954,720
3.50% due 02/01/2046	408,985	420,314
3.50% due 03/01/2046	629,481	646,917
3.50% due 06/01/2046	8,678,195	8,918,573
3.50% due 07/01/2046	1,042,636	1,075,955
3.50% due July TBA	7,612,000	7,832,958
3.50% due August TBA	24,900,000	25,531,032
4.00% due 10/01/2040	192,769	203,537
4.00% due 11/01/2040	320,626	338,537
4.00% due 10/01/2041	280,349	295,826
4.00% due 11/01/2041	268,108	282,774
4.00% due 01/01/2043	978,676	1,039,036
4.00% due 10/01/2044	550,678	579,156
4.00% due 02/01/2045	1,057,488	1,120,071

4.00% due 02/01/2046	78,313	82,363
4.00% due 01/01/2047	1,171,467	1,232,049
4.00% due July TBA	7,761,000	8,138,245
4.00% due August TBA	5,000,000	5,247,363
4.50% due 10/01/2024	70,196	72,312
4.50% due 06/01/2039	177,143	191,431
4.50% due 05/01/2041	110,921	119,711
4.50% due 03/01/2042	378,670	408,787
4.50% due 08/01/2045	1,169,029	1,280,672
4.50% due 04/01/2047	988,702	1,060,645
4.50% due July TBA	5,806,000	6,228,069
4.50% due August TBA	5,000,000	5,356,738
5.00% due 05/01/2040	278,717	305,056
5.00% due 06/01/2040	29,660	32,411
5.00% due 07/01/2040	606,910	663,822
5.00% due 02/01/2045	757,509	838,548
5.50% due 12/01/2029	46,681	51,667
5.50% due 08/01/2037	171,028	191,040
5.50% due 06/01/2038	102,084	113,882
5.50% due July TBA	1,900,000	2,104,844
6.00% due 11/01/2038	12,419	14,061
6.00% due 06/01/2040	101,080	114,645
6.50% due 10/01/2037	1,351	1,505
6.63% due 11/15/2030	871,000	1,245,236
7.25% due 05/15/2030	2,260,000	3,349,991
Fannie Mae Connecticut Avenue Securities FRS
Series 2013-C01, Class M1
3.22% due 10/25/2023(1)	33,664	34,044
Series 2016-C07, Class 2M2
5.57% due 05/25/2029(1)	940,000	1,031,646
		139,326,763
Government National Mtg. Assoc. — 2.7%
3.00% due 02/20/2045	374,805	378,979
3.00% due 05/20/2045	301,758	305,119
3.00% due 07/20/2045	65,640	66,371
3.00% due July TBA	8,946,000	9,036,159
3.50% due 03/20/2045	267,213	277,066
3.50% due 04/20/2045	414,834	430,129
3.50% due 07/20/2045	123,976	128,547
3.50% due July TBA	4,800,000	4,971,879
3.50% due August TBA	9,500,000	9,825,078
4.00% due 03/15/2039	128,105	134,886
4.00% due 04/15/2039	11,242	11,835
4.00% due 05/15/2039	41,422	43,607
4.00% due 08/15/2039	12,738	13,490
4.00% due 10/15/2039	50,189	52,835
4.00% due 03/15/2040	35,608	37,494
4.00% due 09/15/2040	31,638	33,326
4.00% due 10/15/2040	27,874	29,423
4.00% due 12/15/2040	18,591	19,628
4.00% due 01/15/2041	11,864	12,491
4.00% due 02/15/2041	10,870	11,446
4.00% due 06/15/2041	146,244	155,469
4.00% due 07/15/2041	39,623	41,800
4.00% due 08/15/2041	445,201	469,795
4.00% due 09/15/2041	79,610	84,008
4.00% due 10/15/2041	166,618	175,760
4.00% due 11/15/2041	174,294	183,754
4.00% due 12/15/2041	212,121	223,611
4.00% due 01/15/2042	33,505	35,333
4.00% due 02/15/2042	14,370	15,145
4.00% due 03/15/2042	103,185	108,882
4.00% due 04/15/2042	4,384	4,615
4.00% due 03/20/2044	180,059	189,624
4.00% due 07/20/2045	520,745	548,408
4.00% due 10/20/2045	90,592	95,404
4.50% due 04/15/2018	2,733	2,777
4.50% due 05/15/2018	18,805	18,987
4.50% due 08/15/2018	969	982
4.50% due 09/15/2018	15,178	15,357
4.50% due 10/15/2018	69,723	70,636
4.50% due 09/15/2033	69,260	74,870
4.50% due 03/15/2039	107,454	115,219
4.50% due 05/15/2039	60,305	64,836
4.50% due 07/15/2039	38,359	41,274
4.50% due 10/15/2039	140,102	150,678
4.50% due 11/15/2039	1,510	1,619
4.50% due 01/15/2040	42,069	45,173
4.50% due 02/15/2040	76,806	82,817
4.50% due 03/15/2040	32,214	34,541
4.50% due 04/15/2040	2,111	2,270
4.50% due 05/15/2040	9,841	10,611
4.50% due 07/15/2040	38,913	42,437
4.50% due 04/15/2041	23,068	24,984
4.50% due 05/15/2041	145,419	157,237
4.50% due 06/15/2041	23,940	26,091
4.50% due 07/15/2041	123,846	133,690
4.50% due 08/15/2041	76,795	83,228
4.50% due 09/20/2045	10,043	10,679
4.50% due 10/20/2045	5,242	5,575
4.50% due 05/20/2046	8,134	8,650
5.00% due 06/15/2033	3,161	3,474
5.00% due 08/15/2033	21,500	23,747
5.00% due 09/15/2033	44,001	48,358
5.00% due 10/15/2033	21,809	23,941
5.00% due 11/15/2033	5,246	5,852
5.00% due 06/15/2034	89,967	98,730
5.00% due 05/15/2035	2,857	3,115
5.00% due 09/15/2035	2,884	3,158
5.00% due 11/15/2035	93,265	101,671
5.00% due 02/15/2036	26,108	28,470

5.00% due 02/20/2036	136,554	150,096
5.00% due 03/15/2036	25,790	28,107
5.00% due 05/15/2036	85,330	93,712
5.00% due 06/15/2036	42,771	46,638
5.00% due 08/15/2038	306,281	335,069
5.50% due 02/15/2032	1,731	1,925
5.50% due 03/15/2032	5,553	6,257
5.50% due 12/15/2032	6,455	7,266
5.50% due 01/15/2033	2,729	3,073
5.50% due 02/15/2033	15,878	17,886
5.50% due 03/15/2033	61,387	68,804
5.50% due 04/15/2033	56,822	63,882
5.50% due 05/15/2033	260	260
5.50% due 06/15/2033	65,677	73,658
5.50% due 07/15/2033	253,855	283,909
5.50% due 08/15/2033	58,706	66,135
5.50% due 09/15/2033	10,496	11,913
5.50% due 11/15/2033	36,240	40,313
5.50% due 12/15/2033	2,780	3,092
5.50% due 01/15/2034	98,058	110,368
5.50% due 02/15/2034	53,254	59,239
6.00% due 04/15/2028	112,916	128,499
6.00% due 01/15/2029	20,814	23,464
6.00% due 03/15/2029	22,371	25,219
6.00% due 11/15/2031	3,702	4,173
6.00% due 12/15/2031	3,742	4,218
6.00% due 04/15/2032	15,979	18,177
6.00% due 09/15/2032	12,976	14,769
6.00% due 10/15/2032	75,393	85,904
6.00% due 11/15/2032	21,491	24,477
6.00% due 01/15/2033	3,179	3,622
6.00% due 02/15/2033	30,891	35,183
6.00% due 03/15/2033	11,181	12,702
6.00% due 09/15/2033	16,461	18,557
6.00% due 01/15/2034	170,544	192,256
6.00% due 03/15/2034	15,958	17,990
6.00% due 05/15/2034	5,434	6,126
6.00% due 07/15/2034	9,332	10,558
6.00% due 08/15/2034	94,846	107,126
6.00% due 09/15/2034	8,329	9,416
6.00% due 11/15/2034	71,407	80,498
6.00% due 03/15/2035	44,807	50,517
6.00% due 08/15/2035	60,341	68,336
6.00% due 01/15/2036	31,503	35,913
6.00% due 02/15/2036	37,963	42,796
6.00% due 04/15/2036	68,986	77,884
6.00% due 05/15/2036	33,236	37,570
6.00% due 06/15/2036	67,853	76,916
6.00% due 07/15/2036	4,188	4,722
6.00% due 08/15/2036	70,385	80,605
6.00% due 09/15/2036	13,022	14,680
6.00% due 10/15/2036	162,925	184,186
6.00% due 11/15/2036	43,679	49,334
6.00% due 12/15/2036	12,348	14,053
6.50% due 09/15/2028	4,301	4,700
6.50% due 09/15/2031	9,629	10,523
6.50% due 10/15/2031	4,893	5,376
6.50% due 11/15/2031	1,238	1,353
6.50% due 12/15/2031	6,283	6,866
7.50% due 09/15/2030	19,508	19,985
		32,797,981
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	105,000	105,536
4.25% due 09/15/2065	577,000	649,111
		754,647
Total U.S. Government Agencies (cost $265,729,635)		265,384,753
U.S. GOVERNMENT TREASURIES — 36.8%
United States Treasury Bonds — 6.8%
2.25% due 08/15/2046	2,722,000	2,396,424
2.50% due 02/15/2045	8,424,000	7,861,631
2.50% due 02/15/2046	1,638,000	1,524,619
2.50% due 05/15/2046	3,258,000	3,031,087
2.75% due 08/15/2042	5,141,000	5,084,768
2.75% due 11/15/2042	1,805,000	1,783,566
2.88% due 05/15/2043	5,066,000	5,115,079
2.88% due 08/15/2045	2,826,000	2,841,786
2.88% due 11/15/2046	235,000	236,294
3.00% due 11/15/2044	2,341,000	2,415,619
3.00% due 05/15/2045	787,000	810,948
3.00% due 11/15/2045	4,262,000	4,389,694
3.00% due 02/15/2047	337,000	347,636
3.13% due 11/15/2041	1,061,000	1,123,499
3.13% due 02/15/2042	547,000	579,243
3.13% due 02/15/2043	1,770,000	1,869,977
3.13% due 08/15/2044	1,632,000	1,724,246
3.38% due 05/15/2044	869,000	960,008
3.50% due 02/15/2039	896,000	1,012,305
3.63% due 08/15/2043	3,158,000	3,632,935
3.63% due 02/15/2044	2,405,000	2,771,294
3.75% due 08/15/2041	299,000	350,075
3.88% due 08/15/2040	1,612,000	1,918,217
4.25% due 05/15/2039	47,000	58,877
4.25% due 11/15/2040	1,100,000	1,382,305
4.38% due 11/15/2039	1,215,000	1,548,603
4.38% due 05/15/2040	953,000	1,216,266
4.50% due 02/15/2036	1,034,000	1,334,668
4.63% due 02/15/2040	1,179,000	1,554,622
4.75% due 02/15/2041	1,123,000	1,512,102
5.25% due 11/15/2028	1,222,000	1,573,134
5.25% due 02/15/2029	1,966,000	2,538,827
5.38% due 02/15/2031	1,289,000	1,732,395
6.13% due 11/15/2027	544,000	734,698
6.25% due 08/15/2023	1,613,000	2,007,366
6.38% due 08/15/2027	1,217,000	1,663,963
6.75% due 08/15/2026	377,000	517,212
7.88% due 02/15/2021	1,267,000	1,541,038
8.13% due 08/15/2019	28,000	31,923
8.13% due 05/15/2021	10,000	12,384
8.75% due 05/15/2020	1,035,000	1,244,789
8.75% due 08/15/2020	1,389,000	1,691,162
9.00% due 11/15/2018	3,758,000	4,150,974

9.13% due 05/15/2018	23,000	24,549
		81,852,807
United States Treasury Notes — 30.0%
0.13% due 04/15/2018 TIPS(12)	533,086	531,149
0.13% due 07/15/2024 TIPS(10)(11)(12)	16,732,788	16,436,065
0.25% due 01/15/2025 TIPS(12)	14,020,427	13,771,424
0.63% due 11/30/2017	2,872,000	2,866,075
0.63% due 04/30/2018	2,441,000	2,428,033
0.75% due 02/28/2018	258,000	257,214
0.75% due 08/31/2018	7,313,000	7,265,012
0.88% due 07/31/2019	9,467,000	9,366,413
1.00% due 06/30/2019	10,922,000	10,840,937
1.00% due 11/30/2019	7,446,000	7,367,467
1.13% due 05/31/2019	5,211,000	5,186,779
1.13% due 12/31/2019	4,241,000	4,206,046
1.13% due 04/30/2020	2,743,000	2,712,783
1.13% due 02/28/2021	2,872,000	2,813,664
1.13% due 07/31/2021	572,000	557,522
1.25% due 11/30/2018	6,341,000	6,332,579
1.25% due 01/31/2019	18,191,000	18,159,020
1.25% due 01/31/2020	3,485,000	3,463,627
1.25% due 02/29/2020	7,378,000	7,330,161
1.38% due 07/31/2018	1,110,000	1,110,954
1.38% due 09/30/2018	7,787,000	7,790,045
1.38% due 12/31/2018	3,941,000	3,942,541
1.38% due 02/28/2019	6,215,000	6,215,727
1.38% due 02/29/2020	6,085,000	6,063,605
1.38% due 05/31/2020	4,553,000	4,531,123
1.38% due 08/31/2020	1,910,000	1,896,571
1.38% due 09/30/2020	387,000	384,128
1.50% due 08/31/2018	4,619,000	4,629,467
1.50% due 01/31/2022	12,752,000	12,558,731
1.50% due 02/28/2023	4,797,000	4,669,956
1.63% due 08/15/2022	9,658,000	9,527,839
1.63% due 11/15/2022	13,650,000	13,422,850
1.63% due 02/15/2026	3,744,000	3,558,264
1.75% due 10/31/2020	3,843,000	3,859,214
1.75% due 12/31/2020	69,000	69,197
1.75% due 05/15/2022	4,641,000	4,615,618
1.75% due 09/30/2022	1,614,000	1,599,437
1.75% due 05/15/2023	21,187,000	20,872,500
1.88% due 02/28/2022(10)	15,940,000	15,959,303
1.88% due 10/31/2022	967,000	963,600
2.00% due 05/31/2021	3,075,000	3,106,230
2.00% due 11/15/2021	4,434,000	4,471,414
2.00% due 02/15/2023	9,939,000	9,943,661
2.00% due 02/15/2025	8,867,000	8,745,425
2.00% due 08/15/2025	5,864,000	5,764,359
2.00% due 11/15/2026	5,988,000	5,838,767
2.13% due 06/30/2021	6,094,000	6,181,601
2.13% due 08/15/2021	7,310,000	7,412,793
2.13% due 06/30/2022	650,000	657,058
2.13% due 02/29/2024	4,967,000	4,973,015
2.13% due 03/31/2024	4,577,000	4,580,396
2.13% due 05/15/2025	4,448,000	4,420,027
2.25% due 11/15/2024	4,144,000	4,166,825
2.25% due 11/15/2025	5,147,000	5,148,204
2.25% due 02/15/2027	2,775,000	2,762,102
2.38% due 05/31/2018	4,163,000	4,203,002
2.38% due 08/15/2024	5,657,000	5,743,179
2.50% due 08/15/2023	6,555,000	6,727,324
2.50% due 05/15/2024	343,000	351,428
2.63% due 08/15/2020	922,000	950,920
2.63% due 11/15/2020	2,646,000	2,730,960
2.75% due 02/15/2019	1,649,000	1,685,717
3.13% due 05/15/2019	2,092,000	2,159,500
3.13% due 05/15/2021	5,000	5,261
3.38% due 11/15/2019	799,000	834,799
3.50% due 05/15/2020	691,000	728,978
3.63% due 08/15/2019	14,000	14,646
3.63% due 02/15/2020	3,814,000	4,021,535
3.63% due 02/15/2021	3,869,000	4,132,425
4.00% due 08/15/2018	21,000	21,625
4.25% due 11/15/2017	49,000	49,559
		362,665,375
Total U.S. Government Treasuries (cost $438,774,698)		444,518,182
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	877,694
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	114,482
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	1,165,000	1,206,148
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	115,000	140,999
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	2,400,000	954,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	800,000	318,000
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	900,765
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	1,019,579

State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	473,602
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	175,000	163,821
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	100,000	101,035
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	1,345,000	1,366,991
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	220,000	227,652
Total Municipal Bonds & Notes (cost $7,655,276)		7,864,768
LOANS(7)(8)(13) — 1.9%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.55% due 07/23/2021	516,837	495,905
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 4.25% due 05/14/2022	660,543	659,029
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 3.48% due 07/08/2022	7,435	7,461
SS&C Technologies, Inc. FRS BTL-B1 3.48% due 07/08/2022	126,242	126,670
		134,131
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.16% due 12/31/2018	129,520	130,046
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 3.98% due 03/15/2024	240,384	235,817
Building & Construction Products-Misc. — 0.0%
Summit Materials Co. I LLC FRS BTL-B 3.98% due 07/17/2022	98,000	98,735
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 3.98% due 11/15/2023	129,350	129,045
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL 3.48% due 01/15/2024	197,500	198,158
CSC Holdings LLC FRS BTL-B 3.46% due 07/17/2025	150,938	150,419
Unitymedia Hessen GmbH & Co. KG FRS BTL-B 3.49% due 09/08/2025	145,000	144,517
		493,094
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 3.69% due 09/15/2023	129,161	129,276
Caesars Entertainment Corp. FRS BTL 3.66% due 04/04/2024	160,000	159,433
Caesars Entertainment Operating Co., Inc. BTL-B6 11.75% due 03/01/2017(22)	94,978	112,906
Eldorado Resorts LLC FRS BTL-B 3.56% due 04/17/2024	219,450	217,667
		619,282
Cellular Telecom — 0.1%
LTS Buyer LLC FRS 1st Lien 4.55% due 04/13/2020	164,093	164,571
Sprint Communications, Inc. FRS BTL-B 3.75% due 02/02/2024	324,188	324,014
		488,585
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B1 3.73% due 05/12/2022	139,666	140,059
MacDermid, Inc. FRS BTL-B6 4.23% due 06/07/2023	199,500	199,833
Minerals Technologies, Inc. FRS BTL-B 3.49% due 02/14/2024	68,596	69,025
		408,917
Coal — 0.0%
Foresight Energy LLC 1st Lien 7.05% due 03/28/2022	204,488	195,158
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL 4.68% due 04/29/2024	195,000	194,512

Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 5.49% due 06/21/2024	300,000	298,650
Brickman Group, Ltd. FRS BTL-B 4.22% due 12/18/2020	335,065	335,222
Camelot Finance LP FRS BTL 4.73% due 10/03/2023	99,251	99,748
ServiceMaster Co. LLC FRS BTL-B 3.73% due 11/08/2023	436,574	438,575
		1,366,707
Commercial Services-Finance — 0.1%
Global Payments, Inc. FRS BTL-B2 3.23% due 04/21/2023	179,550	180,063
TransUnion LLC FRS BTL-B2 3.73% due 04/09/2023	233,831	235,167
WEX, Inc. FRS BTL-B 4.73% due 06/30/2023	297,000	297,636
		712,866
Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 4.23% due 05/01/2024	220,000	220,367
Xerox Business Services LLC FRS BTL-B 5.23% due 12/07/2023	129,350	130,967
		351,334
Computers — 0.0%
Dell International LLC FRS BTL 3.73% due 09/07/2023	139,301	139,773
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 3.30% due 08/17/2023	243,104	243,860
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. FRS BTL-L 3.47% due 01/06/2021	577,179	578,351
Flex Acquisition Co, Inc. FRS BTL 4.55% due 12/29/2023	100,000	100,350
Reynolds Group Holdings, Inc. FRS BTL-B 4.23% due 02/05/2023	347,379	347,998
		1,026,699
Cosmetics & Toiletries — 0.0%
Galleria Co. FRS BTL-B 4.25% due 09/29/2023	110,000	110,481
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 3.47% due 07/08/2022	590,944	589,876
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.05% due 06/30/2021	111,118	110,463
Diagnostic Kits — 0.0%
Alere, Inc. FRS BTL-B 4.48% due 06/20/2022	246,851	247,044
Dialysis Centers — 0.0%
American Renal Holdings, Inc. FRS BTL-B 4.54% due 06/14/2024	94,742	94,476
U.S. Renal Care, Inc. FRS BTL 5.55% due 12/30/2022	236,400	229,130
		323,606
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.48% due 09/26/2021	126,102	113,245
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc. FRS BTL 3.96% due 10/01/2022	162,113	162,687
Nexeo Solutions LLC FRS BTL-B 4.92% due 06/09/2023	143,554	144,586
Univar USA, Inc. FRS BTL-B2 3.98% due 07/01/2022	162,123	162,190
		469,463
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS 1st Lien 4.98% due 05/20/2021	174,429	174,502
American Rock Salt Co. LLC FRS BTL 4.98% due 05/20/2021	122,047	122,047
		296,549
Electric-Generation — 0.0%
Helix Gen Funding LLC FRS BTL-B 4.96% due 06/03/2024	110,000	110,648
TEX Operations Co. LLC FRS BTL-C 3.98% due 08/04/2023	20,000	19,785

TEX Operations Co. LLC FRS BTL-B 3.98% due 08/04/2023	94,525	93,509
		223,942
Electric-Integrated — 0.0%
Pike Corp. 1st Lien 4.98% due 03/08/2024	104,738	105,785
Electronic Components-Semiconductors — 0.0%
On Semiconductor Corp. FRS BTL-B 3.48% due 03/31/2023	83,211	83,294
Enterprise Software/Service — 0.0%
Ma FinanceCo. LLC BTL-B3 3.96% due 06/21/2024	14,833	14,822
Misys Europe SA FRS 1st Lien 4.74% due 06/13/2024	240,000	239,923
Seattle SpinCo, Inc. FRS BTL-B3 4.03% due 06/21/2024	100,168	100,092
		354,837
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.98% due 03/01/2021	261,225	261,116
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.98% due 02/28/2022	125,000	125,000
		386,116
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 3.73% due 08/03/2022	147,381	147,903
Food-Flour & Grain — 0.0%
Post Holdings, Inc. FRS Delayed Draw 3.47% due 05/24/2024	95,455	95,522
Post Holdings, Inc. FRS BTL 3.47% due 05/24/2024	114,545	114,635
		210,157
Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 5.75% due 10/30/2022	244,388	237,361
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B4 3.98% due 08/25/2021	140,815	138,944
Albertsons LLC FRS BTL-B5 4.29% due 12/21/2022	99,252	98,058
		237,002
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B3 5.11% due 10/01/2021	118,982	120,087
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.91% due 04/14/2021	114,426	114,820
Human Resources — 0.0%
On Assignment, Inc. FRS BTL-B2 3.48% due 06/03/2022	165,600	166,704
Team Health, Inc. FRS 1st Lien 3.98% due 02/06/2024	99,750	99,052
		265,756
Independent Power Producers — 0.0%
Calpine Corp. FRS BTL 4.05% due 05/31/2023	244,695	244,345
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.42% due 10/02/2020	338,625	339,601
USI, Inc. FRS BTL-B 4.18% due 05/16/2024	110,000	109,202
		448,803
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B5 4.23% due 11/03/2023	305,343	306,869
Asurion LLC FRS 2nd Lien 8.73% due 03/03/2021	305,000	306,271
		613,140
Investment Management/Advisor Services — 0.1%
AlixPartners LLP FRS BTL-B 4.30% due 04/04/2024	99,750	100,149
Fortress Investment Group LLC FRS BTL-B 4.00% due 06/10/2022	190,000	191,029
Frank Russell Co. FRS BTL 6.98% due 06/01/2023	133,650	134,986

SAM Finance Luxembourg SARL FRS BTL 4.50% due 12/17/2020	470,503	472,856
		899,020
Leisure Games — 0.0%
Aristocrat Technologies, Inc. FRS BTL 3.41% due 10/20/2021	98,654	99,021
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.55% due 07/30/2020	204,831	205,241
Rexnord LLC FRS BTL-B 3.97% due 08/21/2023	286,882	286,882
		492,123
Medical Labs & Testing Services — 0.1%
INC Research LLC FRS BTL-B 3.55% due 06/28/2024	240,000	240,400
Jaguar Holding Co. II FRS BTL 4.01% due 08/18/2022	221,784	221,750
		462,150
Medical-Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.50% due 04/29/2024	185,000	186,243
InVentiv Group Holdings, Inc. FRS BTL 4.95% due 11/09/2023	179,100	179,548
		365,791
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 4.30% due 06/07/2023	374,641	374,173
Opal Acquisition, Inc. FRS 1st Lien 5.30% due 11/27/2020	301,976	278,950
		653,123
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 3.96% due 12/31/2019	30,961	30,912
CHS/Community Health Systems, Inc. FRS BTL-H 4.21% due 01/27/2021	138,322	138,060
Envision Healthcare Corp. FRS BTL-C 4.30% due 12/01/2023	128,380	128,765
		297,737
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. FRS BTL-B1 5.22% due 04/28/2022	109,723	109,092
Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS 1st Lien 4.17% due 11/23/2020	525,925	475,962
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.55% due 04/01/2024	125,644	125,696
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 6.00% due 07/16/2021(5)(19)	88,750	33,947
Seadrill Operating LP FRS BTL-B 4.30% due 02/21/2021	162,800	102,564
		136,511
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.47% due 08/04/2020(21)	94,456	59,507
California Resources Corp. BTL 11.53% due 12/31/2021	130,000	137,638
Chesapeake Energy Corp Term Loan FRS BTL 8.69% due 08/23/2021	105,000	111,694
		308,839
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.55% due 05/06/2020	245,128	243,494
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 3.98% due 03/01/2024	149,625	149,602
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.97% due 02/02/2024	280,500	278,747
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 4.50% due 02/01/2024	400,000	400,125

Delta 2 Luxembourg SARL FRS 2nd Lien 8.00% due 07/29/2022	36,000	36,216
		436,341
Radio — 0.0%
CBS Radio, Inc. FRS BTL-B 3.85% due 10/17/2023	100,000	100,125
Real Estate Investment Trusts — 0.0%
MGM Growth Properties Operating Partnership LP FRS BTL-B 3.48% due 04/07/2023	291,313	291,531
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 4.45% due 11/04/2021	359,127	358,992
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.73% due 11/15/2020	175,676	156,645
Rental Auto/Equipment — 0.0%
Fly Funding II SARL FRS BTL-B 3.29% due 02/09/2023	107,514	107,648
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B1 3.97% due 01/30/2023	79,692	79,464
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 4.48% due 08/18/2023	99,250	99,167
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.19% due 08/19/2022	259,819	259,726
Retail-Restaurants — 0.0%
Restaurant Brands International FRS BTL-B3 3.50% due 02/16/2024	99,542	99,376
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.37% due 06/05/2020	151,513	151,071
Bass Pro Group LLC FRS BTL-B 6.30% due 12/15/2023	250,000	242,634
		393,705
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 4.01% due 05/01/2021	75,521	75,332
Telecom Services — 0.1%
Telenet Financing USD LLC FRS BTL-AI 3.91% due 06/30/2025	290,000	290,000
UPC Financing Partnership FRS BTL-AN 3.91% due 04/15/2025	175,000	175,087
		465,087
Telephone-Integrated — 0.0%
Level 3 Financing, Inc. FRS BTL-B 3.47% due 02/22/2024	425,000	425,797
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B3 4.13% due 12/18/2020	177,551	178,217
Tribune Media Co. FRS BTL-C 4.23% due 01/26/2024	493,153	496,081
		674,298
Transport-Equipment & Leasing — 0.0%
Avolon TLB Borrower 1 US LLC FRS BTL-B2 3.96% due 03/21/2022	230,000	231,803
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL 3.73% due 02/15/2024	174,812	175,096
Total Loans (cost $23,664,962)		23,510,099
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Banks-Special Purpose — 0.1%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*	1,109,000	1,084,048
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	220,000	230,586
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019	200,000	212,252
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020	200,000	199,420
		1,726,306
Sovereign — 1.2%
Dominican Republic Senior Bonds 5.88% due 04/18/2024	160,000	168,800
Dominican Republic Senior Bonds 7.45% due 04/30/2044	180,000	205,200
Federative Republic of Brazil Notes 10.00% due 01/01/2023	BRL 2,691,000	803,427

Government of Egypt Senior Notes 8.50% due 01/31/2047	200,000		215,590
Government of Jamaica Senior Notes 8.00% due 03/15/2039	150,000		177,000
Government of Ukraine Senior Notes 7.75% due 09/01/2026	200,000		194,524
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022	200,000		209,380
Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	14,955,000	536,582
Republic of Argentina Senior Notes 8.28% due 12/31/2033	280,408		309,850
Republic of Belarus Senior Bonds 7.63% due 06/29/2027*	200,000		204,099
Republic of Chile Senior Notes 3.25% due 09/14/2021	130,000		135,024
Republic of Colombia Senior Notes 8.13% due 05/21/2024	100,000		127,400
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*	200,000		200,000
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*	200,000		208,000
Republic of Ghana Senior Bonds 7.88% due 08/07/2023	200,000		203,992
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	200,000		198,500
Republic of Honduras Senior Notes 6.25% due 01/19/2027	150,000		154,875
Republic of Hungary Senior Notes 5.38% due 02/21/2023	120,000		133,500
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	200,000		227,966
Republic of Ivory Coast Senior Notes 5.13% due 06/15/2025*	EUR	600,000	692,507
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	200,000		192,000
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	250,000		250,383
Republic of Panama Senior Notes 4.00% due 09/22/2024	250,000		262,500
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	200,000		221,500
Republic of Peru Senior Notes 5.63% due 11/18/2050	110,000		133,265
Republic of Peru Senior Notes 8.75% due 11/21/2033	90,000		137,925
Republic of Poland Senior Notes 3.00% due 03/17/2023	270,000		274,725
Republic of Poland Senior Notes 5.13% due 04/21/2021	100,000		110,134
Republic of Serbia Bonds 4.88% due 02/25/2020	200,000		208,364
Republic of South Africa Senior Notes 4.67% due 01/17/2024	230,000		232,833
Republic of South Africa Senior Notes 6.25% due 03/08/2041	120,000		129,775
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	250,000		263,356
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	170,000		181,195
Republic of Turkey Senior Notes 6.25% due 09/26/2022	200,000		217,288
Republic of Turkey Senior Notes 7.25% due 03/05/2038	200,000		234,400
Republic of Turkey Senior Notes 8.00% due 02/14/2034	60,000		74,376
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019	187,000		94,903
Russian Federation Senior Notes 4.88% due 09/16/2023	200,000		214,497
State of Kuwait Senior Bonds 2.75% due 03/20/2022*	760,000		762,660
State of Kuwait Senior Bonds 3.50% due 03/20/2027*	735,000		750,876
Sultanate of Oman Senior Bonds 3.88% due 03/08/2022*	300,000		299,250

Sultanate of Oman Senior Bonds 5.38% due 03/08/2027*	1,200,000		1,227,000
Sultanate of Oman Senior Bonds 6.50% due 03/08/2047*	505,000		515,359
United Mexican States Senior Notes 3.50% due 01/21/2021	135,000		140,467
United Mexican States Senior Notes 3.63% due 03/15/2022	230,000		238,510
United Mexican States Senior Notes 4.15% due 03/28/2027	200,000		207,100
United Mexican States Senior Notes 4.35% due 01/15/2047	200,000		187,840
United Mexican States Senior Bonds 4.75% due 03/08/2044	150,000		150,150
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	21,944,600	1,165,212
			14,384,059
Total Foreign Government Obligations (cost $16,017,004)			16,110,365
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989		2,486
Oil Companies-Exploration & Production — 0.0%
TE Holdcorp LLC, Class A†(5)(9)(17)	2,426		24,262
Television — 0.0%
ION Media Networks, Inc.†(5)(9)	22		16,389
Total Common Stocks (cost $89,032)			43,137
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,606		189,237
Telecom Services — 0.0%
Qwest Corp. 6.13%	9,010		225,070
Total Preferred Securities (cost $415,371)			414,307
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(14)	EUR	200,000	233,882
Banco Bilbao Vizcaya Argentaria SA FRS 8.88% due 04/14/2021(14)	EUR	200,000	261,548
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(14)	600,000		626,993
Banco de Sabadell SA FRS 6.50% due 05/18/2022(14)	EUR	400,000	449,601
Bank of Ireland FRS 7.38% due 06/18/2020(14)	EUR	450,000	558,909
Caixa Geral de Depositos SA FRS 10.75% due 03/30/2022(9)(14)	EUR	200,000	236,071
Intesa Sanpaolo SpA FRS 7.70% due 09/17/2025*(14)	825,000		856,969
			3,223,973
Banks-Fiduciary — 0.0%
State Street Corp. FRS 2.25% due 06/01/2077	300,000		276,187
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. FRS 5.05% due 06/15/2022(14)	292,000		296,380
Wells Fargo Capital X 5.95% due 12/01/2086	84,000		94,794
			391,174
Diversified Banking Institutions — 0.8%
Barclays PLC FRS 7.88% due 03/15/2022(14)	225,000		242,096
Barclays PLC FRS 8.00% due 12/15/2020(14)	EUR	435,000	544,655
BNP Paribas SA FRS 7.63% due 03/30/2021*(14)	470,000		517,000
Credit Agricole SA FRS 8.13% due 12/23/2025*(14)	1,125,000		1,306,913
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(14)	1,735,000		1,843,437
HSBC Holdings PLC FRS 6.00% due 05/22/2027(14)	981,000		1,014,354
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(14)	192,000		207,600
Royal Bank of Scotland Group PLC FRS 7.50% due 04/30/2024(14)	270,000		278,640
Royal Bank of Scotland Group PLC FRS 8.63% due 08/15/2021(14)	415,000		452,350
Societe Generale SA FRS 7.38% due 09/13/2021*(14)	800,000		860,000
Societe Generale SA FRS 8.25% due 11/29/2018(14)	740,000		785,073
UBS Group AG FRS 6.88% due 03/22/2021(14)	450,000		479,255
UBS Group AG FRS 7.00% due 02/19/2025(14)	200,000		221,383
UBS Group AG VRS 7.13% due 02/19/2020(14)	600,000		635,147
UniCredit SpA FRS 8.00% due 06/03/2024(14)	210,000		215,513
			9,603,416

Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	123,000		131,610
Southern Co. FRS Series B 5.50% due 03/15/2057	136,000		143,444
			275,054
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(5)(9)	58,000		6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000		145,033
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	175,000		167,037
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	100,000		114,750
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	65,000		70,363
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000		183,491
			253,854
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	189,000		218,295
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000		378,925
Multimedia — 0.0%
Viacom, Inc. FRS 5.88% due 02/28/2057	188,000		195,520
Pipelines — 0.0%
TransCanada Trust FRS Company Guar. Notes 5.30% due 03/15/2077	212,000		217,936
TransCanada Trust FRS 5.63% due 05/20/2075	83,000		87,674
			305,610
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000		298,200
Total Preferred Securities/Capital Securities (cost $14,563,451)			15,847,034
OPTIONS — PURCHASED†(9)(18) — 0.0%
Put Options — Purchased	CNH	4,003,000	7,238
Put Options — Purchased	TRY	244,000	89,478
Put Options — Purchased	ZAR	1,012,000	246
Total Options Purchased (cost $102,657)			96,962
Total Long-Term Investment Securities (cost $1,296,848,726)			1,313,797,105
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Foreign Government Obligations — 0.5%
Government of Egypt Bills 19.03% due 09/26/2017	11,725,000		618,153
Republic of Argentina Bills 2.56% due 07/14/2017	416,364		416,128
Republic of Argentina Bills 2.80% due 11/24/2017	153,134		151,393
Republic of Argentina Bills 2.81% due 11/10/2017	150,847		149,304
Republic of Argentina Bills 2.81% due 01/26/2018	355,692		349,665
Republic of Argentina Bills 3.06% due 06/15/2018	1,702,413		1,652,771
Republic of Argentina Bills 3.13% due 05/24/2018	504,252		489,882

Republic of Argentina Bills 3.17% due 12/15/2017	885,343	873,666
Republic of Argentina Bills 3.30% due 04/27/2018	890,031	867,137
Total Short-Term Investment Securities (cost $5,569,387)		5,568,099
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $18,576,186 collateralized by $18,220,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $18,954,685	18,576,000	18,576,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	540,000	540,000

Barclays Capital, Inc. Joint Repurchase Agreement(15)	450,000	450,000
BNP Paribas SA Joint Repurchase Agreement(15)	775,000	775,000
Deutsche Bank AG Joint Repurchase Agreement(15)	185,000	185,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	680,000	680,000
Total Repurchase Agreements (cost $21,206,000)		21,206,000
TOTAL INVESTMENTS (cost $1,323,624,113)(20)	111.1%	1,340,571,204
Liabilities in excess of other assets	(11.1)	(133,936,652)
NET ASSETS	100.0%	$1,206,634,552

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $191,828,634 representing 15.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2017.
(7)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $3,608,391 representing 0.3% of net assets.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	Perpetual maturity — maturity date reflects the next call date.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
TE Holdcorp LLC, Class A	09/18/2014	2,426	$89,032	$24,262	$10.00	0.00%

(18)	Options -— Purchased

Options-Purchased
						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation
Issue	Month	Price	Amount	Paid	June 30, 2017	(Depreciation)
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	April 2018	$3.71	122,000	$30,804	$57,808	$27,004
Put Digital option to sell Turkish Lira in exchange for U.S. Dollars with Goldman Sachs International	May 2018	3.54	122,000	29,280	31,670	2,390
Put option to sell Chinese Yuan in exchange for U.S. Dollars with Goldman Sachs International	July 2017	6.79	4,003,000	23,618	7,238	(16,380)
Put option to sell South African Rand in exchange for U.S. Dollars with Goldman Sachs International	July 2017	12.79	1,012,000	18,955	246	(18,709)
				$102,657	$96,962	$(5,695)

(19)	Company has filed for bankruptcy protection.
(20)	See Note 4 for cost of investments on a tax basis.
(21)	Subsequent to June 30, 2017, security in default of interest.
(22)	Security in default of interest and principal at maturity.

ARS — Argentine Peso

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

CNH — Yuan Renminbi Offshore

DAC — Designated Activity Company

EUR — Euro Currency

MXN — Mexican Peso

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2017 and unless otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2017	(Depreciation)
61	Short	Long Gilt Future	September 2017	$10,154,042	$9,976,465	$177,577
175	Short	U.S. Treasury 2 Year Notes	September 2017	37,882,031	37,819,140	62,891
335	Long	U.S. Treasury 5 Year Notes	September 2017	39,567,992	39,475,039	(92,953)
365	Short	U.S. Treasury 10 Year Notes	September 2017	45,906,349	45,818,906	87,443
153	Long	U.S. Treasury 10 Year Ultra Bonds	September 2017	20,628,826	20,626,312	(2,514)
120	Long	U.S. Treasury Long Bonds	September 2017	18,274,680	18,442,500	167,820
55	Short	U.S. Treasury Ultra Bonds	September 2017	8,973,663	9,123,125	(149,462)
						$250,802

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	ARS	9,216,000	USD	545,003	09/20/2017	$12,348	$—
BNP Paribas SA	RON	1,810,000	USD	461,440	08/28/2017	7,316	—
Citibank N.A.	EUR	1,634,000	USD	1,834,149	07/31/2017	—	(34,608)
	USD	1,136,063	RON	4,810,000	08/28/2017	70,753	—
	USD	86,900	EGP	1,612,000	03/06/2018	—	(3,360)
						70,753	(37,968)
Deutsche Bank AG	EUR	200,000	USD	228,009	07/31/2017	—	(725)
Goldman Sachs International	BRL	2,742,000	USD	828,449	09/05/2017	11,344	—
	EGP	2,931,000	USD	150,849	03/06/2018	—	(1,047)
	EUR	201,000	USD	227,503	07/31/2017	—	(2,374)
	USD	69,523	EGP	1,319,000	03/06/2018	—	(1,167)
						11,344	(4,588)
HSBC Bank USA	EUR	300,000	USD	337,482	09/20/2017	—	(6,543)
JPMorgan Chase Bank	RON	3,000,000	USD	765,697	08/28/2017	13,005	—
Royal Bank of Canada	MXN	20,916,000	USD	1,146,126	09/20/2017	7,466	—
Net Unrealized Appreciation (Depreciation)						$122,232	$(49,824)

ARS — Argentine Peso

BRL — Brazilian Real

EGP — Egyptian Pound

EUR — Euro Currency

MXN — Mexican Peso

RON — Romanian Leu

USD — United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)
					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at June 30, 2017(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.00)%	06/20/2022	3.39%	$5,317	$(399,173)	$33,111
Markit CDX North America Investment Grade Index	(1.00)	06/20/2022	0.61	11,201	(184,262)	(22,563)
					$(583,435)	$10,548

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,035	06/07/2027	3 Months LIBOR	2.12%	$—	$235,113

Over the Counter Cross-Currency Interest Rate Swap Contracts
		Rates Exchanged			Value
Swap Counterparty	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Notional Amount of currency Received (000’s)	Notional Amount of currency Delivered(000’s)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	09/20/2022	4.59% based on the notional amount of currency received	3 Month LIBOR based on the notional amount of currency delivered	CNH 5,150	$740	$(17,710)

Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection(1)
						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2017(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey Senior Notes 11.88% due 01/15/2030	(1.00)%	06/20/2022	Goldman Sachs International	1.93%	$1,033	$55,052	$(10,958)

CNH — Yuan Renminbi Offshore

LIBOR — London Interbank Offered rate

USD — United States Dollar

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$155,699,558	$2,346,003	$158,045,561
U.S. Corporate Bonds & Notes:
Airlines	—	2,373,635	14,646	2,388,281
Finance-Investment Banker/Broker	—	551,071	23	551,094
Gambling (Non-Hotel)	—	290,925	19	290,944
Other Industries	—	315,114,903	—	315,114,903
Foreign Corporate Bonds & Notes	—	63,616,715	—	63,616,715
U.S. Government Agencies	—	265,384,753	—	265,384,753
U.S. Government Treasuries	—	444,518,182	—	444,518,182
Municipal Bond & Notes	—	7,864,768	—	7,864,768
Loans:
Oil & Gas Drilling	—	102,564	33,947	136,511
Other Industries	—	23,373,588	—	23,373,588
Foreign Government Obligations	—	16,110,365	—	16,110,365
Common Stocks:
Oil Companies-Exploration & Production	—	—	24,262	24,262
Television	—	—	16,389	16,389
Other Industries	2,486	—	—	2,486
Preferred Securities	414,307	—	—	414,307
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	15,847,028	—	15,847,028
Options - Purchased	—	96,962	—	96,962
Short-Term Investment Securities	—	5,568,099	—	5,568,099
Repurchase Agreements	—	21,206,000	—	21,206,000
Total Investments at Value	$416,793	$1,337,719,116	$2,435,295	$1,340,571,204

Other Financial Instruments:†
Futures Contracts	$495,731	$—	$—	$495,731
Forward Foreign Currency Contracts	—	122,232	—	122,232
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	33,111	—	33,111
Centrally Cleared Interest Rate Swap Contracts	—	235,113	—	235,113
Total Other Financial Instruments	$495,731	$390,456	$—	$886,187

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$244,929	$—	$—	$244,929
Forward Foreign Currency Contracts	—	49,824	—	49,824
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	22,563	—	22,563
Over the Counter Cross-Currency Interest Rate Swap Contracts	—	17,710	—	17,710
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	10,958	—	10,958
Total Other Financial Instruments	$244,929	$101,055	$—	$345,984

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(8)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 40.0%
Sovereign — 40.0%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	24,811,574	$30,092,685
Government of Australia Senior Notes 1.00% due 11/21/18	AUD	6,103,423	4,729,636
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,405,730	3,085,655
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	18,725,280	15,977,729
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,967,927	12,713,313
Government of France Bonds 0.10% due 03/01/2025	EUR	4,885,311	5,901,708
Government of France Bonds 0.25% due 07/25/2024	EUR	14,578,318	17,916,068
Government of France Bonds 1.10% due 07/25/2022	EUR	16,059,708	20,384,120
Government of France Bonds 1.30% due 07/25/2019	EUR	11,253,266	13,529,903
Government of France Bonds 2.10% due 07/25/2023	EUR	6,644,021	9,019,195
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,058,308,400	19,184,038
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025	JPY	464,900,000	4,308,204
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	16,993,939	12,631,567
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,135,837	9,618,430
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	9,248,465	11,921,655
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	5,507,540	6,867,130
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	17,661,656	22,391,445
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	9,989,286	12,916,058
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,219,592	8,025,728
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	7,992,088	12,907,522
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,940,638	17,752,359
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	9,794,376	17,159,873
Total Foreign Government Obligations (cost $297,370,786)			289,034,021
U.S. GOVERNMENT TREASURIES(1) — 50.6%
United States Treasury Bonds — 15.8%
2.38% due 01/15/2025 TIPS	$46,561,999		53,044,919
2.50% due 01/15/2029 TIPS	51,055,820		61,383,443
			114,428,362
United States Treasury Notes — 34.8%
0.13% due 04/15/2019 TIPS(7)	15,502,537		15,509,544
0.13% due 04/15/2021 TIPS	16,966,890		16,941,049
0.13% due 01/15/2022 TIPS	469,913		469,210
0.13% due 07/15/2022 TIPS	33,098,791		33,056,556
0.13% due 01/15/2023 TIPS	31,044,792		30,760,949
0.13% due 07/15/2024 TIPS	39,570,726		38,869,018
0.25% due 01/15/2025 TIPS	1,852,943		1,820,034
0.38% due 07/15/2025 TIPS	39,653,029		39,355,116
0.63% due 07/15/2021 TIPS	35,578,842		36,463,047
0.63% due 01/15/2024 TIPS	19,443,228		19,720,197
0.63% due 01/15/2026 TIPS	4,370,121		4,397,766
1.13% due 01/15/2021 TIPS	14,015,958		14,554,185
			251,916,671
Total U.S. Government Treasuries (cost $369,847,190)			366,345,033
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	22		504
Television — 0.0%
ION Media Networks, Inc.†(2)(3)(4)	233		173,573
Total Common Stocks (cost $2)			174,077
Total Long-Term Investment Securities (cost $667,217,978)			655,553,131
REPURCHASE AGREEMENTS — 3.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	4,875,000		4,875,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	4,060,000		4,060,000
BNP Paribas SA Joint Repurchase Agreement(5)	6,920,000		6,920,000
Deutsche Bank AG Joint Repurchase Agreement(5)	1,665,000		1,665,000

1

RBS Securities, Inc. Joint Repurchase Agreement(5)	6,145,000	6,145,000

Total Repurchase Agreements (cost $23,665,000)		23,665,000
TOTAL INVESTMENTS (cost $690,882,978)(6)	93.9%	679,218,131
Other assets less liabilities	6.1	43,982,206
NET ASSETS	100.0%	$723,200,337

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $43,931,530 representing 6.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Illiquid security. At June 30, 2017, the aggregate value of this security was $173,573 representing 0.0% of net.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$173,573	$744.95	0.02%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2017	Unrealized Appreciation (Depreciation)
70	Short	Long Gilt Future	September 2017	$11,652,088	$11,448,402	$203,686
240	Short	U.S. Treasury 2 Year Notes	September 2017	51,952,063	51,866,250	85,813
91	Short	U.S. Treasury 10 Year Notes	September 2017	11,443,818	11,423,344	20,474
34	Short	U.S. Treasury 10 Year Ultra Notes	September 2017	4,584,360	4,583,625	735
						$310,708

2

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	NZD	17,679,000	USD	12,865,486	07/31/2017	$—	$(83,829)

Barclays Bank PLC	GBP	43,588,000	USD	55,545,409	07/31/2017	—	(1,272,599)

BNP Paribas SA	AUD	15,678,000	USD	11,856,773	07/31/2017	—	(189,260)

Citibank N.A.	EUR	141,864,000	USD	159,240,921	07/31/2017	—	(3,004,684)
	JPY	4,037,350,000	USD	36,738,782	07/10/2017	835,463	—
						835,463	(3,004,684)
Commonwealth Bank of Australia Sydney	AUD	15,677,000	USD	11,853,536	07/31/2017	—	(191,728)

HSBC Bank USA	JPY	2,641,241,000	USD	23,767,075	07/31/2017	258,586	—

Royal Bank of Canada	CAD	17,366,000	USD	13,098,210	07/31/2017	—	(299,643)

Net Unrealized Appreciation (Depreciation)						$1,094,049	$(5,041,743)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY  — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$289,034,021	$—	$289,034,021
U.S. Government Treasuries	—	366,345,033	—	366,345,033
Common Stocks
Printing-Commercial	504	—	—	504
Television	—	—	173,573	173,573
Repurchase Agreements	—	23,665,000	—	23,665,000
Total Investments at Value	$504	$679,044,054	$173,573	$679,218,131

Other Financial Instruments:†
Futures Contracts	$310,708	$—	$—	$310,708
Forward Foreign Currency Contracts	—	1,094,049	—	1,094,049
Total Other Financial Instruments	$310,708	$1,094,049	$—	$1,404,757

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$5,041,743	$—	$5,041,743

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST SA COLUMBIA FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 100.3%
Applications Software — 5.8%
salesforce.com, Inc.†	46,191	$4,000,141
ServiceNow, Inc.†	36,819	3,902,814
		7,902,955
Athletic Footwear — 3.8%
NIKE, Inc., Class B	88,859	5,242,681
Beverages-Non-alcoholic — 3.1%
Monster Beverage Corp.†	86,174	4,281,124
Computer Software — 2.3%
Splunk, Inc.†	55,484	3,156,485
Drug Delivery Systems — 2.2%
DexCom, Inc.†	40,238	2,943,410
E-Commerce/Products — 7.4%
Alibaba Group Holding, Ltd. ADR†	33,645	4,740,580
Amazon.com, Inc.†	5,477	5,301,736
		10,042,316
E-Commerce/Services — 5.7%
MercadoLibre, Inc.	10,274	2,577,541
Priceline Group, Inc.†	2,758	5,158,894
		7,736,435
Electronic Components-Semiconductors — 3.7%
NVIDIA Corp.	34,994	5,058,733
Electronic Forms — 2.7%
Adobe Systems, Inc.†	25,833	3,653,820
Entertainment Software — 3.2%
Activision Blizzard, Inc.	75,836	4,365,879
Finance-Credit Card — 3.2%
Visa, Inc., Class A	45,984	4,312,380
Finance-Investment Banker/Broker — 3.1%
Charles Schwab Corp.	97,292	4,179,664
Finance-Other Services — 3.0%
Intercontinental Exchange, Inc.	62,448	4,116,572
Industrial Automated/Robotic — 1.7%
Cognex Corp.	27,500	2,334,750
Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	34,507	5,209,867
Lighting Products & Systems — 2.7%
Acuity Brands, Inc.	17,911	3,640,948
Medical Instruments — 3.1%
Edwards Lifesciences Corp.†	35,456	4,192,317
Medical-Biomedical/Gene — 15.6%
Alexion Pharmaceuticals, Inc.†	37,329	4,541,819
Celgene Corp.†	39,110	5,079,216
Illumina, Inc.†	21,513	3,732,936
Intercept Pharmaceuticals, Inc.†	26,535	3,212,592
Vertex Pharmaceuticals, Inc.†	36,704	4,730,045
		21,296,608
Medical-Drugs — 5.6%
Bristol-Myers Squibb Co.	85,810	4,781,333
Shire PLC ADR	17,303	2,859,667
		7,641,000
Medical-HMO — 2.1%
UnitedHealth Group, Inc.	15,710	2,912,948
Oil Companies-Exploration & Production — 2.3%
Pioneer Natural Resources Co.	19,720	3,146,918
Retail-Discount — 2.3%
Costco Wholesale Corp.	19,923	3,186,285
Retail-Gardening Products — 2.0%
Tractor Supply Co.	50,050	2,713,210
Retail-Perfume & Cosmetics — 2.2%
Ulta Beauty, Inc.†	10,365	2,978,279
Retail-Restaurants — 5.7%
Domino’s Pizza, Inc.	13,992	2,959,728
Starbucks Corp.	81,881	4,774,481
		7,734,209
Schools — 2.0%
New Oriental Education & Technology Group, Inc. ADR†	38,400	2,706,816
Total Long-Term Investment Securities (cost $117,182,536)		136,686,609
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $407,004 and collateralized by $400,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 1.00% due 02/15/2046 and having an approximate value of $416,262. (cost $407,000)	$407,000	407,000
TOTAL INVESTMENTS (cost $117,589,536) (1)	100.6%	137,093,609
Liabilities in excess of other assets	(0.6)	(770,785)
NET ASSETS	100.0%	$136,322,824

†                                         Non-income producing security

(1)                                 See Note 4 for cost of investments on a tax basis.

ADR                     — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,686,609	$—	$—	$136,686,609
Repurchase Agreements	—	407,000	—	407,000
Total Investments at Value	$136,686,609	$407,000	$—	$137,093,609

*               For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	67,500	$8,242,425
Banks-Super Regional — 2.7%
Wells Fargo & Co.	160,000	8,865,600
Chemicals-Diversified — 3.4%
FMC Corp.	150,000	10,957,500
Computer Services — 3.1%
Teradata Corp.†	345,000	10,174,050
Diversified Banking Institutions — 14.1%
Bank of America Corp.	525,000	12,736,500
Citigroup, Inc.	185,000	12,372,800
JPMorgan Chase & Co.	125,000	11,425,000
Morgan Stanley	210,000	9,357,600
		45,891,900
Electric-Integrated — 6.3%
AES Corp.	650,000	7,221,500
NextEra Energy, Inc.	95,000	13,312,350
		20,533,850
Electronic Components-Misc. — 2.9%
Corning, Inc.	314,882	9,462,204
Food-Meat Products — 3.2%
Tyson Foods, Inc., Class A	163,587	10,245,454
Instruments-Controls — 3.1%
Honeywell International, Inc.	75,000	9,996,750
Insurance-Life/Health — 3.2%
Unum Group	220,000	10,258,600
Insurance-Multi-line — 3.9%
MetLife, Inc.	230,000	12,636,200
Medical Products — 2.5%
Baxter International, Inc.	135,000	8,172,900
Medical-Drugs — 2.7%
Bristol-Myers Squibb Co.	155,000	8,636,600
Medical-HMO — 3.0%
Humana, Inc.	40,000	9,624,800
Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	160,627	7,282,828
Marathon Oil Corp.	49,350	584,798
		7,867,626
Oil Companies-Integrated — 2.0%
Chevron Corp.	63,704	6,646,238
Oil Refining & Marketing — 3.3%
Marathon Petroleum Corp.	110,000	5,756,300
Valero Energy Corp.	75,000	5,059,500
		10,815,800
Oil-Field Services — 2.3%
Halliburton Co.	175,000	7,474,250
Pharmacy Services — 1.8%
Express Scripts Holding Co.†	90,000	5,745,600
Pipelines — 3.2%
Williams Cos., Inc.	340,000	10,295,200
Retail-Building Products — 2.7%
Lowe’s Cos., Inc.	115,000	8,915,950
Retail-Discount — 1.5%
Costco Wholesale Corp.	31,000	4,957,830
Semiconductor Components-Integrated Circuits — 3.9%
QUALCOMM, Inc.	230,000	12,700,600
Semiconductor Equipment — 2.9%
Applied Materials, Inc.	225,000	9,294,750
Telecommunication Equipment — 1.9%
Juniper Networks, Inc.	220,000	6,133,600
Telephone-Integrated — 3.7%
Verizon Communications, Inc.	270,000	12,058,200
Tobacco — 6.5%
Altria Group, Inc.	130,000	9,681,100
Philip Morris International, Inc.	97,500	11,451,375
		21,132,475
Transport-Rail — 4.6%
CSX Corp.	181,100	9,880,816
Union Pacific Corp.	45,000	4,900,950
		14,781,766
Total Long-Term Investment Securities (cost $269,814,829)		322,518,718
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $1,819,018 and collateralized by $1,785,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $1,856,977 (cost $1,819,000)	$1,819,000	1,819,000
TOTAL INVESTMENTS (cost $271,633,829)(1)	99.9%	324,337,718
Other assets less liabilities	0.1	376,142
NET ASSETS	100.0%	$324,713,860

†                                         Non-income producing security

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$322,518,718	$—	$—	$322,518,718
Repurchase Agreements	—	1,819,000	—	1,819,000
Total Investments at Value	$322,518,718	$1,819,000	$—	$324,337,718

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 55.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,592,534	$22,832,982
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,181,968	20,791,899
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	189,935	3,437,063
Seasons Series Trust Mid Cap Value Portfolio, Class 1	135,904	2,487,453
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	127,851	1,211,895
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	58,739	1,133,151
Seasons Series Trust Small Cap Portfolio, Class 1	175,775	2,506,461
Total Domestic Equity Investment Companies (cost $49,225,080)		54,400,904
Domestic Fixed Income Investment Companies — 21.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	1,314,117	15,568,652
Seasons Series Trust Real Return Portfolio, Class 1†	205,895	2,006,079
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	321,877	1,962,772
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	142,655	1,508,822
Total Domestic Fixed Income Investment Companies (cost $20,764,620)		21,046,325
International Equity Investment Companies — 23.2%
Seasons Series Trust International Equity Portfolio, Class 1	2,240,253	20,299,520
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	309,105	2,489,385
Total International Equity Investment Companies (cost $20,423,866)		22,788,905
TOTAL INVESTMENTS (cost $90,413,566)(2)	100.1%	98,236,134
Liabilities in excess of other assets	(0.1)	(51,646)
NET ASSETS	100.0%	$98,184,488

#

The Seasons Series Trust Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$98,236,134	$—	$—	$98,236,134

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 46.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,160,208	$102,659,566
Seasons Series Trust Large Cap Value Portfolio, Class 1	5,336,770	93,878,641
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	588,355	10,646,847
Seasons Series Trust Mid Cap Value Portfolio, Class 1	572,867	10,485,208
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	619,267	5,869,997
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	267,973	5,169,523
Seasons Series Trust Small Cap Portfolio, Class 1	833,504	11,885,338
Total Domestic Equity Investment Companies (cost $209,537,236)		240,595,120
Domestic Fixed Income Investment Companies — 35.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	11,793,688	139,722,533
Seasons Series Trust Real Return Portfolio, Class 1†	1,835,948	17,888,010
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	2,341,479	14,278,084
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	1,337,969	14,151,346
Total Domestic Fixed Income Investment Companies (cost $184,962,575)		186,039,973
International Equity Investment Companies — 17.7%
Seasons Series Trust International Equity Portfolio, Class 1	9,054,110	82,041,673
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	1,176,355	9,473,805
Total International Equity Investment Companies (cost $79,731,837)		91,515,478
TOTAL INVESTMENTS (cost $474,231,648)(2)	100.0%	518,150,571
Liabilities in excess of other assets	(0.0)	(206,652)
NET ASSETS	100.0%	$517,943,919

#

The Seasons Series Trust Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$518,150,571	$—	$—	$518,150,571

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 40.8%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	3,888,080	$55,745,397
Seasons Series Trust Large Cap Value Portfolio, Class 1	3,029,987	53,300,240
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	387,015	7,003,414
Seasons Series Trust Mid Cap Value Portfolio, Class 1	226,296	4,141,909
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	348,561	3,303,993
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	124,878	2,409,060
Seasons Series Trust Small Cap Portfolio, Class 1	463,508	6,609,389
Total Domestic Equity Investment Companies (cost $115,228,012)		132,513,402
Domestic Fixed Income Investment Companies — 45.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,390,295	111,248,979
Seasons Series Trust Real Return Portfolio, Class 1†	1,246,344	12,143,377
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,741,833	10,621,506
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	1,216,892	12,870,748
Total Domestic Fixed Income Investment Companies (cost $145,669,586)		146,884,610
International Equity Investment Companies — 13.9%
Seasons Series Trust International Equity Portfolio, Class 1	4,610,257	41,774,753
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	423,624	3,411,665
Total International Equity Investment Companies (cost $40,008,005)		45,186,418
TOTAL INVESTMENTS (cost $300,905,603)(2)	100.0%	324,584,430
Liabilities in excess of other assets	(0.0)	(135,769)
NET ASSETS	100.0%	$324,448,661

#

The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$324,584,430	$—	$—	$324,584,430

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 29.4%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	2,146,653	$30,777,667
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,586,300	27,904,460
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	133,041	2,407,513
Seasons Series Trust Mid Cap Value Portfolio, Class 1	99,002	1,812,045
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	208,450	1,975,887
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	92,862	1,791,432
Seasons Series Trust Small Cap Portfolio, Class 1	259,176	3,695,715
Total Domestic Equity Investment Companies (cost $62,138,909)		70,364,719
Domestic Fixed Income Investment Companies — 60.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,309,111	110,287,180
Seasons Series Trust Real Return Portfolio, Class 1†	1,458,981	14,215,150
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,557,655	9,498,413
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	1,011,033	10,693,428
Total Domestic Fixed Income Investment Companies (cost $143,634,055)		144,694,171
International Equity Investment Companies — 10.1%
Seasons Series Trust International Equity Portfolio, Class 1	2,483,014	22,499,238
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	194,564	1,566,925
Total International Equity Investment Companies (cost $21,057,218)		24,066,163
TOTAL INVESTMENTS (cost $226,830,182)(2)	100.0%	239,125,053
Liabilities in excess of other assets	(0.0)	(104,686)
NET ASSETS	100.0%	$239,020,367

#

The Seasons Series Trust Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$239,125,053	$—	$—	$239,125,053

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2017 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2017, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Large Cap Value, Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Transactions in options written during the period ended June 30, 2017 are summarized as follows:

	Written Options
	Asset Allocation:
	Diversified Growth Portfolio
	Number of	Premiums
	Contracts	Received
Options outstanding as of March 31, 2017	4	$1,398
Options written	2,570	556
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(2,574)	(1,954)
Options outstanding as of June 30, 2017	—	$—

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of June 30, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2017, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Purchased(3)	Total

Multi-Managed Growth Portfolio	$4,687	$7,160	$—	$—	$—	$—	$—	$6,059	$2,374	$20,280
Multi-Managed Moderate Growth Portfolio	14,625	18,890	—	—	—	—	—	16,215	6,060	55,790
Multi-Managed Income/Equity Portfolio	14,907	22,380	—	—	—	—	—	19,344	7,130	63,761
Multi-Managed Income Portfolio	16,969	35,128	—	—	—	—	—	19,463	7,139	78,699
Asset Allocation: Diversified Growth Portfolio	26,828	—	—	—	—	—	—	60,797	—	87,625
Large Cap Growth Portfolio	—	—	—	700	—	—	—	—	—	700
Large Cap Value Portfolio	—	—	—	2,600	—	—	—	10,996	—	13,596
Mid Cap Growth Portfolio	—	—	—	480	—	—	—	—	—	480
Mid Cap Value Portfolio	—	—	—	480	—	—	—	—	—	480
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	4,050	—	—	—	—	—	4,050
Diversified Fixed Income Portfolio	168,311	235,113	—	—	—	—	33,111	122,232	96,962	655,729
Real Return Portfolio	73,963	—	—	—	—	—	—	1,094,049	—	1,168,012

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Written(3)	Total

Multi-Managed Growth Portfolio	$3,359	$430	$—	$740	$—	$—	$—	$164	$—	$4,693
Multi-Managed Moderate Growth Portfolio	12,780	1,066	—	925	—	—	1,082	438	—	16,291
Multi-Managed Income/Equity Portfolio	12,078	1,290	—	—	—	—	1,082	4,828	—	19,278
Multi-Managed Income Portfolio	14,374	1,290	—	—	—	—	1,082	512	—	17,258
Asset Allocation: Diversified Growth Portfolio	18,844	—	—	29,448	161,679	—	—	6,921	—	216,892
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	359,018	—	359,018
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	8,510	—	—	—	—	—	8,510
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	171,248	17,710	—	—	—	—	33,521	49,824	—	272,303
Real Return Portfolio	—	—	—	—	—	—	—	5,041,743	—	5,041,743

(1)       The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$8,719
Multi-Managed Moderate Growth Portfolio	43,874
Multi-Managed Income/Equity Portfolio	37,378
Multi-Managed Income Portfolio	40,003
Asset Allocation: Diversified Growth Portfolio	57,301
Large Cap Growth Portfolio	(12,420)
Large Cap Value Portfolio	(4,620)

Portfolio	Cumulative Appreciation (Depreciation)
Mid Cap Growth Portfolio	$(9,587)
Mid Cap Value Portfolio	(9,587)
Small Cap Portfolio	4,170
International Equity Portfolio	(9,002)
Diversified Fixed Income Portfolio	250,802
Real Return Portfolio	310,708

(2)       Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

(3)       Reported at value on the Portfolio of Investments

Note 2. Repurchase Agreements

As of June 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.19%	$115,000
Multi-Managed Moderate Growth	0.60	360,000
Multi-Managed Income/Equity	0.61	365,000
Multi-Managed Income	0.65	390,000
Large Cap Value	0.83	495,000
Mid Cap Growth	0.72	430,000
Diversified Fixed Income	0.90	540,000
Real Return	8.13	4,875,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2017, bearing interest at a rate of 1.06% per annum, with a principal amount of $60,000,000, a repurchase price of $60,005,300, and a maturity date of July 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$61,526,000	$61,516,387

As of June 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.19%	$95,000
Multi-Managed Moderate Growth	0.60	300,000
Multi-Managed Income/Equity	0.61	305,000
Multi-Managed Income	0.65	325,000
Large Cap Value	0.82	410,000
Mid Cap Growth	0.72	360,000
Diversified Fixed Income	0.90	450,000
Real Return	8.12	4,060,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2017, bearing interest at a rate of 1.05% per annum, with a principal amount of $50,000,000, a repurchase price of $50,004,375, and a maturity date of July 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.00%	11/15/2045	$49,098,000	$51,038,905

As of June 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.21%	$175,000
Multi-Managed Moderate Growth	0.61	520,000
Multi-Managed Income/Equity	0.63	535,000
Multi-Managed Income	0.66	560,000
Large Cap Value	0.84	715,000
Mid Cap Growth	0.74	630,000
Diversified Fixed Income	0.91	775,000
Real Return	8.14	6,920,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2017, bearing interest at a rate of 1.08% per annum, with a principal amount of $85,000,000, a repurchase price of $85,007,650, and a maturity date of July 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.25%	01/31/2024	$84,893,900	$86,733,292

As of June 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.17%	$35,000
Multi-Managed Moderate Growth	0.58	120,000
Multi-Managed Income/Equity	0.61	125,000
Multi-Managed Income	0.63	130,000
Large Cap Value	0.80	165,000
Mid Cap Growth	0.71	145,000
Diversified Fixed Income	0.90	185,000
Real Return	8.11	1,665,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2017, bearing interest at a rate of 1.10% per annum, with a principal amount of $20,525,000, a repurchase price of $20,526,881, and a maturity date of July 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.00%	10/31/2021	$20,692,000	$20,969,135

As of June 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.19%	$145,000
Multi-Managed Moderate Growth	0.60	450,000
Multi-Managed Income/Equity	0.62	465,000
Multi-Managed Income	0.65	490,000
Large Cap Value	0.83	625,000
Mid Cap Growth	0.72	545,000
Diversified Fixed Income	0.90	680,000
Real Return	8.13	6,145,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $75,600,000, a repurchase price of $75,606,552, and a maturity date of July 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	08/31/2018	$76,570,000	$77,086,920

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended June 30, 2017, transactions in these securities were as follows:

Large Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2017	Purchases	Sales	Gain/Loss	Gain (Loss)	2017

American International Group, Inc.	$10,279	$—	$2,147,280	$—	$244,737	$92,579	$(86,824)	$1,908,298

Mid Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017

Allied World Assurance Co. Holdings AG	$—	$—	$123,670	$—	$25,331	$10,565	$(11,304)	$97,600

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	—	—	13,699,092	3,060,529	1,402,379	(4,333)	215,743	15,568,652
International Equity Portfolio, Class 1	—	—	17,033,497	2,529,070	385,329	76,412	1,045,870	20,299,520
Large Cap Growth Portfolio, Class 1	—	—	21,451,817	842,586	470,508	108,309	900,778	22,832,982
Large Cap Value Portfolio, Class 1	—	—	20,970,482	790,137	1,302,491	525,506	(191,735)	20,791,899
Mid Cap Growth Portfolio, Class 1	—	—	2,796,769	526,938	69,009	(2,646)	185,011	3,437,063
Mid Cap Value Portfolio, Class 1	—	—	3,127,187	405,144	1,065,759	17,744	3,137	2,487,453
Real Return Portfolio, Class 1	—	—	1,973,266	73,269	40,914	(231)	689	2,006,079
SA Columbia Focused Growth Portfolio, Class 1	—	—	1,590,993	43,961	524,548	(116,140)	217,629	1,211,895
SA Columbia Focused Value Portfolio, Class 1	—	—	1,827,907	55,064	786,760	279,516	(242,576)	1,133,151
Small Cap Portfolio, Class 1	—	—	3,978,993	724,357	2,185,417	460,620	(472,092)	2,506,461
SunAmerica Series Trust
High-Yield Bond Portfolio, Class 1	—	—	1,882,274	73,268	40,914	1,466	46,678	1,962,772
Ultra Short Bond Portfolio, Class 1	—	—	929,948	600,289	23,573	65	2,093	1,508,822
Emerging Markets Portfolio, Class 1	—	—	2,155,270	238,809	48,089	4,733	138,662	2,489,385
	$—	$—	$93,417,495	$9,963,421	$8,345,690	$1,351,021	$1,849,887	$98,236,134

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Net Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	$—	$—	$137,512,968	$4,029,247	$4,013,013	$(78,517)	$2,271,848	139,722,533
International Equity Portfolio, Class 1	—	—	76,736,399	2,531,165	2,278,454	587,660	4,464,903	82,041,673
Large Cap Growth Portfolio, Class 1	—	—	100,667,924	167,091	2,925,034	966,673	3,782,912	102,659,566
Large Cap Value Portfolio, Class 1	—	—	98,962,676	157,747	6,784,500	2,530,144	(987,426)	93,878,641
Mid Cap Growth Portfolio, Class 1	—	—	10,324,191	17,018	298,310	(8,221)	612,169	10,646,847
Mid Cap Value Portfolio, Class 1	—	—	12,489,583	18,548	2,131,547	412,442	(303,818)	10,485,208
Real Return Portfolio, Class 1	—	—	17,876,145	529,781	522,042	(27,969)	32,095	17,888,010
SA Columbia Focused Growth Portfolio, Class 1	—	—	6,833,039	9,359	1,464,070	(226,617)	718,286	5,869,997
SA Columbia Focused Value Portfolio, Class 1	—	—	8,289,118	10,804	3,299,012	1,197,566	(1,028,953)	5,169,523
Small Cap Portfolio, Class 1	—	—	15,888,705	22,397	4,106,229	1,249,344	(1,168,879)	11,885,338
SunAmerica Series Trust
High-Yield Bond Portfolio, Class 1	—	—	14,301,729	23,399	410,176	16,001	347,131	14,278,084
Ultra Short Bond Portfolio, Class 1	—	—	9,257,508	5,220,529	347,855	1,030	20,134	14,151,346
Emerging Markets Portfolio, Class 1	—	—	7,197,377	2,013,785	235,241	25,441	472,443	9,473,805
	$—	$—	$516,337,362	$14,750,870	$28,815,483	$6,644,977	$9,232,845	$518,150,571

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	$—	$—	$111,953,159	$5,775,527	$8,220,718	$(30,325)	$1,771,336	111,248,979
International Equity Portfolio, Class 1	—	—	38,201,594	2,164,828	1,098,650	169,629	2,337,352	41,774,753
Large Cap Growth Portfolio, Class 1	—	—	54,625,908	87,052	1,535,642	468,645	2,099,434	55,745,397
Large Cap Value Portfolio, Class 1	—	—	56,907,164	85,449	4,565,182	1,670,393	(797,584)	53,300,240
Mid Cap Growth Portfolio, Class 1	—	—	4,800,844	2,010,814	178,876	(3,149)	373,781	7,003,414
Mid Cap Value Portfolio, Class 1	—	—	5,162,868	1,707,637	2,753,208	1,198	23,414	4,141,909
Real Return Portfolio, Class 1	—	—	12,484,003	20,599	366,384	2,679	2,480	12,143,377
SA Columbia Focused Growth Portfolio, Class 1	—	—	3,721,295	5,149	691,596	(134,098)	403,243	3,303,993
SA Columbia Focused Value Portfolio, Class 1	—	—	4,426,925	4,780	2,108,606	920,831	(834,870)	2,409,060
Small Cap Portfolio, Class 1	—	—	8,721,242	1,012,066	3,146,465	945,468	(922,922)	6,609,389
SunAmerica Series Trust
High-Yield Bond Portfolio, Class 1	—	—	10,633,118	16,736	297,687	13,471	255,868	10,621,506
Ultra Short Bond Portfolio, Class 1	—	—	9,335,232	3,819,185	304,986	842	20,475	12,870,748
Emerging Markets Portfolio, Class 1	—	—	3,285,987	5,150	91,596	9,184	202,940	3,411,665
	$—	$—	$324,259,339	$16,714,972	$25,359,596	$4,034,768	$4,934,947	$324,584,430

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	$—	$—	$110,834,895	$5,329,345	$7,608,380	$(124,622)	$1,855,942	110,287,180
International Equity Portfolio, Class 1	—	—	20,512,294	1,422,696	780,242	140,143	1,204,347	22,499,238
Large Cap Growth Portfolio, Class 1	—	—	30,337,773	177,612	1,159,265	372,811	1,048,736	30,777,667
Large Cap Value Portfolio, Class 1	—	—	33,123,510	171,301	5,851,021	2,109,400	(1,648,730)	27,904,460
Mid Cap Growth Portfolio, Class 1	—	—	1,347,884	1,013,115	77,419	(2,219)	126,152	2,407,513
Mid Cap Value Portfolio, Class 1	—	—	1,556,652	911,295	669,649	101,599	(87,852)	1,812,045
Real Return Portfolio, Class 1	—	—	14,268,428	482,610	539,193	3,895	(590)	14,215,150
SA Columbia Focused Growth Portfolio, Class 1	—	—	2,174,966	10,326	367,399	(71,648)	229,642	1,975,887
SA Columbia Focused Value Portfolio, Class 1	—	—	2,814,480	13,243	1,093,852	458,929	(401,368)	1,791,432
Small Cap Portfolio, Class 1	—	—	3,904,068	1,023,242	1,251,744	180,022	(159,873)	3,695,715
SunAmerica Series Trust
High-Yield Bond Portfolio, Class 1	—	—	9,560,910	55,075	359,462	30,985	210,905	9,498,413
Ultra Short Bond Portfolio, Class 1	—	—	9,089,289	1,958,717	375,003	1,013	19,412	10,693,428
Emerging Markets Portfolio, Class 1	—	—	1,514,960	8,261	53,919	5,462	92,161	1,566,925
	$—	$—	$241,040,109	$12,576,838	$20,186,548	$3,205,770	$2,488,884	$239,125,053

Note 4.  Federal Income Taxes

As of June 30, 2017, the amount of aggregate unrealized gains(loss) and the cost of investment securities for Federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$8,665,788	$(895,358)	$7,770,430	$51,457,463
Multi-Managed Moderate Growth	11,563,579	(1,441,691)	10,121,888	92,420,149
Multi-Managed Income/Equity	4,736,948	(722,629)	4,014,319	73,262,878
Multi-Managed Income	2,442,189	(470,039)	1,972,150	64,858,035
Asset Allocation: Diversified Growth	13,443,819	(3,919,495)	9,524,324	122,497,308
Stock	101,016,456	(3,148,986)	97,867,470	341,392,426
Large Cap Growth	131,660,210	(5,072,860)	126,587,350	429,505,039
Large Cap Value	138,961,272	(39,827,046)	99,134,226	869,074,775
Mid Cap Growth	45,946,293	(6,480,216)	39,466,077	172,344,651
Mid Cap Value	31,806,303	(9,933,339)	21,872,964	226,689,305
Small Cap	58,375,533	(9,698,973)	48,676,560	236,920,238
International Equity	86,217,415	(27,156,146)	59,061,269	642,251,628
Diversified Fixed Income	19,175,714	(5,824,823)	13,350,891	1,327,220,313
Real Return	4,875,654	(18,112,807)	(13,237,153)	692,455,284
SA Columbia Focused Growth	22,510,177	(4,282,888)	18,227,289	118,866,320
SA Columbia Focused Value	65,020,625	(12,402,219)	52,618,406	271,719,312
Allocation Growth	7,885,334	(3,036,494)	4,848,840	93,387,294
Allocation Moderate Growth	44,464,978	(8,793,566)	35,671,412	482,479,159
Allocation Moderate	24,019,253	(6,251,438)	17,767,815	306,816,615
Allocation Balanced	12,530,577	(2,145,243)	10,385,334	228,739,719

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 28, 2017